UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Item 1. Report to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

State Street® My2026 Corporate Bond ETF

MYCF

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2026 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2026 Corporate Bond ETF	$16	0.16%

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark but have found some pockets of value in the BBB-rated bonds in the front end of the corporate curve. Performance was driven by strong security selection, particularly as it relates to our lower rated positions in the Finance Companies, Gaming, and REITs sectors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYCF	Bloomberg U.S. Aggregate Bond Index	ICE 2026 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$10,016	$9,981	$9,999
10/31/24	$10,004	$9,733	$9,971
11/30/24	$10,051	$9,836	$10,011
12/31/24	$10,083	$9,675	$10,044
01/31/25	$10,130	$9,726	$10,092
02/28/25	$10,182	$9,940	$10,148
03/31/25	$10,219	$9,944	$10,184
04/30/25	$10,259	$9,983	$10,227
05/31/25	$10,291	$9,912	$10,255
06/30/25	$10,341	$10,064	$10,307
07/31/25	$10,376	$10,037	$10,335
08/31/25	$10,433	$10,158	$10,392
09/30/25	$10,479	$10,268	$10,439
10/31/25	$10,515	$10,333	$10,475
11/30/25	$10,554	$10,397	$10,513
12/31/25	$10,593	$10,381	$10,552
01/31/26	$10,632	$10,392	$10,588
02/28/26	$10,664	$10,563	$10,618
03/31/26	$10,685	$10,376	$10,640
04/30/26	$10,725	$10,388	$10,679
05/31/26	$10,767	$10,420	$10,715
06/30/26	$10,802	$10,446	$10,746
07/31/26	$10,841	$10,309	$10,780
08/31/26	$10,881	$10,350	$10,808

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCF	4.30%	4.46%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2026 Maturity U.S. Corporate Index	4.00%	4.09%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$50,134,825
  Number of Portfolio Holdings90
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$69,056

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Investment Company Securities	9.7%
Auto Manufacturers	9.2%
Banks	8.8%
Real Estate Investment Trusts	8.2%
Oil & Gas	7.3%
Electric	7.1%
Insurance	6.6%
Pharmaceuticals	5.6%
Pipelines	5.4%
Chemicals	4.6%

Top Ten Holdings

Table Summary
Holdings	%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.40%, due 12/01/26	4.6%
Blackstone Private Credit Fund, 2.63%, due 12/15/26	4.5%
Continental Resources, Inc., 2.27%, due 11/15/26	4.4%
Fresenius Medical Care U.S. Finance III, Inc., 1.88%, due 12/01/26	4.2%
Lincoln National Corp., 3.63%, due 12/12/26	4.2%
Bayer U.S. Finance LLC, 6.13%, due 11/21/26	4.2%
Bain Capital Specialty Finance, Inc., 2.55%, due 10/13/26	3.3%
CDW LLC/CDW Finance Corp., 2.67%, due 12/01/26	3.1%
Volkswagen Group of America Finance LLC, 6.00%, due 11/16/26	3.0%
Ford Motor Co., 4.35%, due 12/08/26	2.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2026 Corporate Bond ETF to the State Street® My2026 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCF

State Street® My2027 Corporate Bond ETF

MYCG

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2027 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2027 Corporate Bond ETF	$16	0.16%

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark but have found some pockets of value in the BBB-rated bonds in the front end of the corporate curve. Performance was driven by strong security selection, particularly as it relates to our lower rated positions in the Finance Companies, Gaming, and REITs sectors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYCG	Bloomberg U.S. Aggregate Bond Index	ICE 2027 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$10,001	$9,981	$9,992
10/31/24	$9,924	$9,733	$9,913
11/30/24	$9,984	$9,836	$9,964
12/31/24	$9,988	$9,675	$9,972
01/31/25	$10,031	$9,726	$10,021
02/28/25	$10,106	$9,940	$10,098
03/31/25	$10,151	$9,944	$10,142
04/30/25	$10,209	$9,983	$10,205
05/31/25	$10,225	$9,912	$10,219
06/30/25	$10,295	$10,064	$10,290
07/31/25	$10,313	$10,037	$10,298
08/31/25	$10,397	$10,158	$10,386
09/30/25	$10,444	$10,268	$10,431
10/31/25	$10,476	$10,333	$10,466
11/30/25	$10,522	$10,397	$10,510
12/31/25	$10,567	$10,381	$10,555
01/31/26	$10,607	$10,392	$10,595
02/28/26	$10,645	$10,563	$10,633
03/31/26	$10,626	$10,376	$10,612
04/30/26	$10,672	$10,388	$10,657
05/31/26	$10,712	$10,420	$10,696
06/30/26	$10,739	$10,446	$10,719
07/31/26	$10,772	$10,309	$10,754
08/31/26	$10,813	$10,350	$10,793

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCG	4.00%	4.12%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2027 Maturity U.S. Corporate Index	3.91%	4.02%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$43,696,454
  Number of Portfolio Holdings186
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$43,847

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	10.2%
Electric	9.4%
Real Estate Investment Trusts	7.1%
Lodging	6.8%
Investment Company Securities	6.6%
Diversified Financial Services	5.4%
Pharmaceuticals	5.0%
Auto Manufacturers	4.3%
Aerospace & Defense	3.9%
Software	3.8%

Top Ten Holdings

Table Summary
Holdings	%
Sands China Ltd., 2.30%, due 03/08/27	2.5%
Santander Holdings USA, Inc., 4.40%, due 07/13/27	2.5%
Main Street Capital Corp., 6.50%, due 06/04/27	2.4%
SBA Communications Corp., 3.88%, due 02/15/27	2.3%
Las Vegas Sands Corp., 5.90%, due 06/01/27	2.1%
General Motors Co., 6.80%, due 10/01/27	1.8%
ArcelorMittal SA, 6.55%, due 11/29/27	1.8%
Oracle Corp., 3.25%, due 11/15/27	1.8%
HCA, Inc., 4.50%, due 02/15/27	1.5%
Hyatt Hotels Corp., 5.75%, due 01/30/27	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2027 Corporate Bond ETF to the State Street® My2027 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCG

State Street® My2028 Corporate Bond ETF

MYCH

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2028 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2028 Corporate Bond ETF	$15	0.15%

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates.  Given rich valuations, we have maintained a modest risk positioning versus the benchmark but have found some pockets of value in the BBB-rated bonds in the front end of the corporate curve.  Performance was driven by security selection with key contribution coming from our positioning in the Technology, Healthcare, and Food & Beverage sectors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYCH	Bloomberg U.S. Aggregate Bond Index	ICE 2028 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,999	$9,981	$9,992
10/31/24	$9,873	$9,733	$9,866
11/30/24	$9,956	$9,836	$9,939
12/31/24	$9,912	$9,675	$9,900
01/31/25	$9,975	$9,726	$9,968
02/28/25	$10,085	$9,940	$10,080
03/31/25	$10,131	$9,944	$10,122
04/30/25	$10,203	$9,983	$10,203
05/31/25	$10,222	$9,912	$10,218
06/30/25	$10,318	$10,064	$10,307
07/31/25	$10,322	$10,037	$10,312
08/31/25	$10,433	$10,158	$10,425
09/30/25	$10,473	$10,268	$10,463
10/31/25	$10,509	$10,333	$10,499
11/30/25	$10,563	$10,397	$10,554
12/31/25	$10,602	$10,381	$10,592
01/31/26	$10,646	$10,392	$10,636
02/28/26	$10,696	$10,563	$10,685
03/31/26	$10,632	$10,376	$10,619
04/30/26	$10,669	$10,388	$10,659
05/31/26	$10,703	$10,420	$10,692
06/30/26	$10,719	$10,446	$10,706
07/31/26	$10,738	$10,309	$10,726
08/31/26	$10,773	$10,350	$10,759

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCH	3.26%	3.92%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2028 Maturity U.S. Corporate Index	3.21%	3.85%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$829,259,161
  Number of Portfolio Holdings400
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$436,185

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	14.3%
Electric	7.7%
Pharmaceuticals	5.6%
Aerospace & Defense	5.2%
Semiconductors	4.9%
Auto Manufacturers	4.7%
Agriculture	4.6%
Lodging	4.5%
Software	4.4%
Real Estate Investment Trusts	4.2%

Top Ten Holdings

Table Summary
Holdings	%
Las Vegas Sands Corp., 5.63%, due 06/15/28	2.0%
CVS Health Corp., 4.30%, due 03/25/28	1.8%
Royal Caribbean Cruises Ltd., 3.70%, due 03/15/28	1.6%
Oracle Corp., 4.80%, due 08/03/28	1.6%
HCA, Inc., 5.63%, due 09/01/28	1.4%
Mylan, Inc., 4.55%, due 04/15/28	1.1%
Bank of America Corp., 5.20%, due 04/25/29	1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, due 03/15/28	1.0%
Intel Corp., 4.88%, due 02/10/28	1.0%
BAT Capital Corp., 2.26%, due 03/25/28	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2028 Corporate Bond ETF to the State Street® My2028 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCH

State Street® My2029 Corporate Bond ETF

MYCI

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2029 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2029 Corporate Bond ETF	$16	0.16%

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates.  Given rich valuations, we have maintained a modest risk positioning versus the benchmark but have found some pockets of value in the BBB-rated bonds in the front end of the corporate curve.  Performance was driven by security selection in the Media & Entertainment, Banking, and Retail sectors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYCI	Bloomberg U.S. Aggregate Bond Index	ICE 2029 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,992	$9,981	$9,987
10/31/24	$9,828	$9,733	$9,822
11/30/24	$9,927	$9,836	$9,909
12/31/24	$9,858	$9,675	$9,848
01/31/25	$9,911	$9,726	$9,909
02/28/25	$10,039	$9,940	$10,044
03/31/25	$10,080	$9,944	$10,079
04/30/25	$10,162	$9,983	$10,154
05/31/25	$10,180	$9,912	$10,176
06/30/25	$10,290	$10,064	$10,285
07/31/25	$10,297	$10,037	$10,294
08/31/25	$10,421	$10,158	$10,424
09/30/25	$10,463	$10,268	$10,464
10/31/25	$10,500	$10,333	$10,505
11/30/25	$10,564	$10,397	$10,567
12/31/25	$10,592	$10,381	$10,594
01/31/26	$10,640	$10,392	$10,647
02/28/26	$10,713	$10,563	$10,721
03/31/26	$10,609	$10,376	$10,612
04/30/26	$10,648	$10,388	$10,654
05/31/26	$10,675	$10,420	$10,683
06/30/26	$10,689	$10,446	$10,693
07/31/26	$10,684	$10,309	$10,688
08/31/26	$10,716	$10,350	$10,719

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCI	2.84%	3.64%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2029 Maturity U.S. Corporate Index	2.82%	3.65%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$39,417,813
  Number of Portfolio Holdings203
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$46,948

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric	9.1%
Banks	8.4%
Real Estate Investment Trusts	6.6%
Pharmaceuticals	6.4%
Software	5.3%
Investment Company Securities	4.6%
Auto Manufacturers	4.3%
Pipelines	4.1%
Aerospace & Defense	4.0%
Health Care Services	3.8%

Top Ten Holdings

Table Summary
Holdings	%
Oracle Corp., 4.55%, due 02/04/29	2.1%
Las Vegas Sands Corp., 3.90%, due 08/08/29	2.0%
Philip Morris International, Inc., 5.63%, due 11/17/29	1.8%
Toll Brothers Finance Corp., 3.80%, due 11/01/29	1.7%
Boeing Co., 6.30%, due 05/01/29	1.6%
Wells Fargo & Co., 4.15%, due 01/24/29	1.5%
Apollo Debt Solutions BDC, 6.90%, due 04/13/29	1.5%
Centene Corp., 2.45%, due 07/15/28	1.5%
AbbVie, Inc., 3.20%, due 11/21/29	1.4%
L3Harris Technologies, Inc., 5.05%, due 06/01/29	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2029 Corporate Bond ETF to the State Street® My2029 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCI

State Street® My2030 Corporate Bond ETF

MYCJ

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2030 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2030 Corporate Bond ETF	$16	0.16%

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates.  Given rich valuations, we have maintained a modest risk positioning versus the benchmark but have found some pockets of value in the BBB-rated bonds in the front end of the corporate curve.  Performance was driven by security selection in the Cable & Satellite, Tobacco, and Retail sectors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYCJ	Bloomberg U.S. Aggregate Bond Index	ICE 2030 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,983	$9,981	$9,981
10/31/24	$9,778	$9,733	$9,766
11/30/24	$9,889	$9,836	$9,858
12/31/24	$9,792	$9,675	$9,773
01/31/25	$9,854	$9,726	$9,836
02/28/25	$10,002	$9,940	$9,992
03/31/25	$10,036	$9,944	$10,027
04/30/25	$10,110	$9,983	$10,111
05/31/25	$10,129	$9,912	$10,125
06/30/25	$10,260	$10,064	$10,259
07/31/25	$10,274	$10,037	$10,263
08/31/25	$10,417	$10,158	$10,411
09/30/25	$10,463	$10,268	$10,453
10/31/25	$10,499	$10,333	$10,495
11/30/25	$10,572	$10,397	$10,565
12/31/25	$10,589	$10,381	$10,579
01/31/26	$10,623	$10,392	$10,614
02/28/26	$10,730	$10,563	$10,720
03/31/26	$10,581	$10,376	$10,565
04/30/26	$10,629	$10,388	$10,616
05/31/26	$10,653	$10,420	$10,640
06/30/26	$10,660	$10,446	$10,649
07/31/26	$10,614	$10,309	$10,604
08/31/26	$10,640	$10,350	$10,628

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCJ	2.14%	3.25%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2030 Maturity U.S. Corporate Index	2.08%	3.19%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$48,851,259
  Number of Portfolio Holdings210
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$48,913

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Pharmaceuticals	7.6%
Electric	7.4%
Pipelines	6.5%
Semiconductors	6.4%
Banks	6.3%
Oil & Gas	5.8%
Agriculture	4.5%
Health Care Services	4.5%
Telecommunications	4.3%
Internet	4.1%

Top Ten Holdings

Table Summary
Holdings	%
Boeing Co., 5.15%, due 05/01/30	2.9%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, due 06/01/30	2.5%
CVS Health Corp., 5.13%, due 02/21/30	2.0%
T-Mobile USA, Inc., 3.88%, due 04/15/30	2.0%
Enterprise Products Operating LLC, 2.80%, due 01/31/30	1.8%
Energy Transfer LP, 6.40%, due 12/01/30	1.8%
Viatris, Inc., 2.70%, due 06/22/30	1.7%
HCA, Inc., 3.50%, due 09/01/30	1.6%
Pacific Gas & Electric Co., 4.55%, due 07/01/30	1.5%
Pioneer Natural Resources Co., 1.90%, due 08/15/30	1.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2030 Corporate Bond ETF to the State Street® My2030 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCJ

State Street® My2031 Corporate Bond ETF

MYCK

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2031 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2031 Corporate Bond ETF	$17	0.17%

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark. Performance was driven by security selection in the Cable & Satellite, Tobacco, and REITs sectors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYCK	Bloomberg U.S. Aggregate Bond Index	ICE 2031 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,994	$9,981	$9,990
10/31/24	$9,774	$9,733	$9,777
11/30/24	$9,902	$9,836	$9,883
12/31/24	$9,765	$9,675	$9,751
01/31/25	$9,834	$9,726	$9,832
02/28/25	$10,007	$9,940	$10,015
03/31/25	$10,026	$9,944	$10,034
04/30/25	$10,091	$9,983	$10,110
05/31/25	$10,105	$9,912	$10,121
06/30/25	$10,279	$10,064	$10,285
07/31/25	$10,283	$10,037	$10,288
08/31/25	$10,440	$10,158	$10,453
09/30/25	$10,502	$10,268	$10,510
10/31/25	$10,540	$10,333	$10,552
11/30/25	$10,621	$10,397	$10,633
12/31/25	$10,634	$10,381	$10,643
01/31/26	$10,670	$10,392	$10,679
02/28/26	$10,793	$10,563	$10,798
03/31/26	$10,616	$10,376	$10,608
04/30/26	$10,666	$10,388	$10,666
05/31/26	$10,695	$10,420	$10,696
06/30/26	$10,706	$10,446	$10,702
07/31/26	$10,637	$10,309	$10,632
08/31/26	$10,651	$10,350	$10,652

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCK	2.02%	3.31%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2031 Maturity U.S. Corporate Index	1.91%	3.31%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$26,924,963
  Number of Portfolio Holdings166
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$19,512

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	9.6%
Aerospace & Defense	9.6%
Agriculture	7.0%
Pharmaceuticals	6.9%
Semiconductors	6.9%
Electric	5.6%
Real Estate Investment Trusts	5.3%
Diversified Financial Services	4.5%
Auto Manufacturers	4.3%
Telecommunications	3.6%

Top Ten Holdings

Table Summary
Holdings	%
General Motors Financial Co., Inc., 5.60%, due 06/18/31	2.6%
L3Harris Technologies, Inc., 5.25%, due 06/01/31	2.4%
Boeing Co., 6.39%, due 05/01/31	2.4%
Philip Morris International, Inc., 5.13%, due 02/13/31	2.2%
Bank of Montreal, 5.51%, due 06/04/31	2.1%
Sumisho Air Lease Corp., 4.85%, due 03/24/31	2.1%
Banco Santander SA, 4.87%, due 04/15/31	2.0%
CVS Health Corp., 5.55%, due 06/01/31	1.9%
Bunge Ltd. Finance Corp., 2.75%, due 05/14/31	1.9%
Pacific Gas & Electric Co., 3.25%, due 06/01/31	1.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2031 Corporate Bond ETF to the State Street® My2031 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCK

State Street® My2032 Corporate Bond ETF

MYCL

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2032 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2032 Corporate Bond ETF	$18	0.18%

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark. Performance was driven by security selection in the Banking, Cable & Satellite, and Food & Beverage sectors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYCL	Bloomberg U.S. Aggregate Bond Index	ICE 2032 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,983	$9,981	$9,984
10/31/24	$9,745	$9,733	$9,749
11/30/24	$9,883	$9,836	$9,869
12/31/24	$9,714	$9,675	$9,706
01/31/25	$9,759	$9,726	$9,761
02/28/25	$9,948	$9,940	$9,957
03/31/25	$9,951	$9,944	$9,960
04/30/25	$9,976	$9,983	$9,993
05/31/25	$10,016	$9,912	$10,023
06/30/25	$10,202	$10,064	$10,188
07/31/25	$10,228	$10,037	$10,208
08/31/25	$10,356	$10,158	$10,340
09/30/25	$10,475	$10,268	$10,445
10/31/25	$10,510	$10,333	$10,485
11/30/25	$10,602	$10,397	$10,574
12/31/25	$10,597	$10,381	$10,568
01/31/26	$10,636	$10,392	$10,610
02/28/26	$10,778	$10,563	$10,751
03/31/26	$10,571	$10,376	$10,537
04/30/26	$10,623	$10,388	$10,597
05/31/26	$10,660	$10,420	$10,633
06/30/26	$10,668	$10,446	$10,638
07/31/26	$10,574	$10,309	$10,548
08/31/26	$10,585	$10,350	$10,557

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCL	2.21%	2.98%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2032 Maturity U.S. Corporate Index	2.10%	2.84%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$12,143,270
  Number of Portfolio Holdings111
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$12,374

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric	10.4%
Semiconductors	8.3%
Software	6.5%
Agriculture	5.7%
Food	4.7%
Banks	4.3%
Retail	4.3%
Diversified Financial Services	4.2%
Real Estate Investment Trusts	4.0%
Auto Manufacturers	4.0%

Top Ten Holdings

Table Summary
Holdings	%
ArcelorMittal SA, 6.80%, due 11/29/32	3.1%
General Motors Co., 5.60%, due 10/15/32	2.8%
Micron Technology, Inc., 2.70%, due 04/15/32	2.6%
Kraft Heinz Foods Co., 5.20%, due 03/15/32	2.5%
Oracle Corp., 6.25%, due 11/09/32	2.5%
NetApp, Inc., 5.50%, due 03/17/32	2.4%
Philip Morris International, Inc., 5.75%, due 11/17/32	2.2%
Advanced Micro Devices, Inc., 3.92%, due 06/01/32	2.2%
HCA, Inc., 3.63%, due 03/15/32	2.1%
CenterPoint Energy Houston Electric LLC, 4.45%, due 10/01/32	2.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2032 Corporate Bond ETF to the State Street® My2032 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCL

State Street® My2033 Corporate Bond ETF

MYCM

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2033 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2033 Corporate Bond ETF	$19	0.19%

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark. Performance was driven by security selection in the Food & Beverage, Auto, and Cable & Satellite sectors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYCM	Bloomberg U.S. Aggregate Bond Index	ICE 2033 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,988	$9,981	$9,982
10/31/24	$9,745	$9,733	$9,728
11/30/24	$9,888	$9,836	$9,850
12/31/24	$9,700	$9,675	$9,673
01/31/25	$9,749	$9,726	$9,730
02/28/25	$9,950	$9,940	$9,939
03/31/25	$9,951	$9,944	$9,936
04/30/25	$9,969	$9,983	$9,966
05/31/25	$10,000	$9,912	$9,992
06/30/25	$10,211	$10,064	$10,190
07/31/25	$10,225	$10,037	$10,207
08/31/25	$10,345	$10,158	$10,330
09/30/25	$10,471	$10,268	$10,458
10/31/25	$10,512	$10,333	$10,498
11/30/25	$10,608	$10,397	$10,597
12/31/25	$10,598	$10,381	$10,583
01/31/26	$10,618	$10,392	$10,601
02/28/26	$10,772	$10,563	$10,764
03/31/26	$10,568	$10,376	$10,543
04/30/26	$10,622	$10,388	$10,599
05/31/26	$10,672	$10,420	$10,647
06/30/26	$10,680	$10,446	$10,648
07/31/26	$10,548	$10,309	$10,520
08/31/26	$10,575	$10,350	$10,547

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCM	2.22%	2.93%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2033 Maturity U.S. Corporate Index	2.10%	2.79%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$8,475,567
  Number of Portfolio Holdings89
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$9,887

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric	10.5%
Banks	8.2%
Semiconductors	7.9%
Pipelines	7.6%
Pharmaceuticals	6.3%
Media	4.0%
Food	3.8%
Software	3.7%
Oil & Gas	3.5%
Telecommunications	3.5%

Top Ten Holdings

Table Summary
Holdings	%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.75%, due 04/01/33	3.7%
Marvell Technology, Inc., 5.95%, due 09/15/33	3.0%
CVS Health Corp., 5.30%, due 06/01/33	2.9%
Verisk Analytics, Inc., 5.75%, due 04/01/33	2.9%
Energy Transfer LP, 6.55%, due 12/01/33	2.8%
Broadcom, Inc., 3.42%, due 04/15/33	2.6%
L3Harris Technologies, Inc., 5.40%, due 07/31/33	2.5%
Banco Santander SA, 6.35%, due 03/14/34	2.4%
Intel Corp., 5.20%, due 02/10/33	2.2%
Oracle Corp., 4.90%, due 02/06/33	2.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2033 Corporate Bond ETF to the State Street® My2033 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCM

State Street® My2034 Corporate Bond ETF

MYCN

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2034 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2034 Corporate Bond ETF	$18	0.18%

How did the Fund perform last year and what affected its performance?

For the 12-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark. Performance was driven by security selection in the Banking, Cable & Satellite, and Food & Beverage sectors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYCN	Bloomberg U.S. Aggregate Bond Index	ICE 2034 Maturity U.S. Corporate Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,978	$9,981	$9,977
10/31/24	$9,719	$9,733	$9,714
11/30/24	$9,880	$9,836	$9,856
12/31/24	$9,678	$9,675	$9,664
01/31/25	$9,714	$9,726	$9,711
02/28/25	$9,932	$9,940	$9,936
03/31/25	$9,916	$9,944	$9,917
04/30/25	$9,919	$9,983	$9,925
05/31/25	$9,942	$9,912	$9,943
06/30/25	$10,165	$10,064	$10,157
07/31/25	$10,176	$10,037	$10,173
08/31/25	$10,297	$10,158	$10,295
09/30/25	$10,442	$10,268	$10,438
10/31/25	$10,486	$10,333	$10,481
11/30/25	$10,585	$10,397	$10,581
12/31/25	$10,567	$10,381	$10,560
01/31/26	$10,583	$10,392	$10,581
02/28/26	$10,745	$10,563	$10,743
03/31/26	$10,526	$10,376	$10,511
04/30/26	$10,580	$10,388	$10,578
05/31/26	$10,638	$10,420	$10,636
06/30/26	$10,650	$10,446	$10,642
07/31/26	$10,507	$10,309	$10,494
08/31/26	$10,535	$10,350	$10,520

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYCN	2.31%	2.73%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.79%
ICE 2034 Maturity U.S. Corporate Index	2.18%	2.65%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$9,611,472
  Number of Portfolio Holdings121
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$11,915

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric	12.0%
Oil & Gas	6.7%
Insurance	5.5%
Real Estate Investment Trusts	5.5%
Pipelines	5.4%
Pharmaceuticals	5.3%
Telecommunications	4.6%
Beverages	3.9%
Banks	3.6%
Software	3.5%

Top Ten Holdings

Table Summary
Holdings	%
BP Capital Markets America, Inc., 5.23%, due 11/17/34	2.9%
General Motors Financial Co., Inc., 5.95%, due 04/04/34	2.4%
Imperial Brands Finance PLC, 5.88%, due 07/01/34	2.1%
Coca-Cola Consolidated, Inc., 5.45%, due 06/01/34	2.1%
AT&T, Inc., 5.40%, due 02/15/34	2.1%
AbbVie, Inc., 5.05%, due 03/15/34	2.0%
Hewlett Packard Enterprise Co., 5.00%, due 10/15/34	1.7%
Duke Energy Carolinas LLC, 4.85%, due 01/15/34	1.7%
Southern Co., 5.70%, due 03/15/34	1.7%
Devon Energy Corp., 5.20%, due 09/15/34	1.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2034 Corporate Bond ETF to the State Street® My2034 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCN

State Street® My2026 Municipal Bond ETF

MYMF

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2026 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2026 Municipal Bond ETF	$22	0.22%

How did the Fund perform last year and what affected its performance?

The municipal market is having a moment in the fixed income sun. We attribute the performance to an increased appetite for bonds, as well as the high after-tax yield that Munis boast compared to alternatives. That’s helped to absorb a wave of issuance from state and local governments, which have sold around $415 billion of bonds (through the end of the August) the most in at least a decade. Those high rates are generating their own demand. The benefits are especially enticing to high-net-worth individuals, who may be eager to shelter record equity earnings from volatility and to prepare for higher income taxes. No one predicted the sectors outperformance especially when you consider the 2026 challenges, (Military conflict, over 50bps increase in Treasuries, elevated inflation, a shift in the U.S. Federal Reserve's outlook combined with record supply). The asset class' high relative value and tax-equivalent yield alongside the fact that the sector was not overly valued like other fixed income sectors has helped.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYMF	Bloomberg U.S. Municipal Bond Index	ICE 2026 Maturity U.S. Broad Municipal Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$10,028	$10,009	$10,007
10/31/24	$9,975	$9,863	$9,967
11/30/24	$10,048	$10,034	$10,015
12/31/24	$10,023	$9,888	$10,000
01/31/25	$10,065	$9,937	$10,049
02/28/25	$10,114	$10,036	$10,092
03/31/25	$10,090	$9,866	$10,078
04/30/25	$10,060	$9,786	$10,067
05/31/25	$10,095	$9,793	$10,105
06/30/25	$10,143	$9,854	$10,150
07/31/25	$10,170	$9,834	$10,191
08/31/25	$10,215	$9,919	$10,229
09/30/25	$10,259	$10,149	$10,251
10/31/25	$10,273	$10,275	$10,271
11/30/25	$10,302	$10,298	$10,302
12/31/25	$10,327	$10,308	$10,330
01/31/26	$10,363	$10,404	$10,367
02/28/26	$10,389	$10,534	$10,399
03/31/26	$10,386	$10,289	$10,387
04/30/26	$10,400	$10,407	$10,414
05/31/26	$10,438	$10,446	$10,442
06/30/26	$10,461	$10,547	$10,474
07/31/26	$10,478	$10,351	$10,482
08/31/26	$10,500	$10,328	$10,505

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYMF	2.79%	2.55%
Bloomberg U.S. Municipal Bond Index	4.12%	1.68%
ICE 2026 Maturity U.S. Broad Municipal Index	2.70%	2.58%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$8,734,594
  Number of Portfolio Holdings78
  Portfolio Turnover Rate56%
  Total Advisory Fees Paid$21,885

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
Illinois	13.7%
Florida	12.0%
California	8.8%
Texas	8.1%
Colorado	7.4%
Michigan	6.7%
Indiana	6.0%
Ohio	4.4%
South Carolina	4.3%
Wisconsin	4.0%

Top Ten Holdings

Table Summary
Holdings	%
County of Cook, General Obligation, IL, 5.00%, due 11/15/26	4.6%
Florida Municipal Power Agency Revenue, FL, 5.00%, due 10/01/28	3.1%
Folsom Cordova Unified School District, General Obligation, CA, 5.00%, due 10/01/26	2.9%
South Florida Water Management District, Certificate Participation, FL, 5.00%, due 10/01/26	2.9%
County of Durham, General Obligation, NC, 4.00%, due 10/01/26	2.7%
Columbus City School District, General Obligation, OH, 5.00%, due 12/01/26	2.6%
State of Michigan, General Obligation, MI, 5.00%, due 12/01/26	2.6%
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL, 5.00%, due 12/01/26	2.6%
Virginia Resources Authority Revenue, VA, 5.00%, due 11/01/26	2.6%
State of West Virginia, General Obligation, WV, 5.00%, due 11/01/26	2.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2026 Municipal Bond ETF to the State Street® My2026 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYMF

State Street® My2027 Municipal Bond ETF

MYMG

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2027 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2027 Municipal Bond ETF	$23	0.23%

How did the Fund perform last year and what affected its performance?

The municipal market is having a moment in the fixed income sun. We attribute the performance to an increased appetite for bonds, as well as the high after-tax yield that Munis boast compared to alternatives. That’s helped to absorb a wave of issuance from state and local governments, which have sold around $415 billion of bonds (through the end of the August) the most in at least a decade. Those high rates are generating their own demand. The benefits are especially enticing to high-net-worth individuals, who may be eager to shelter record equity earnings from volatility and to prepare for higher income taxes. No one predicted the sectors outperformance especially when you consider the 2026 challenges, (Military conflict, over 50bps increase in Treasuries, elevated inflation, a shift in the U.S. Federal Reserve's outlook combined with record supply). The asset class' high relative value and tax-equivalent yield alongside the fact that the sector was not overly valued like other fixed income sectors has helped.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYMG	Bloomberg U.S. Municipal Bond Index	ICE 2027 Maturity U.S. Broad Municipal Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$10,022	$10,009	$10,011
10/31/24	$9,937	$9,863	$9,948
11/30/24	$10,029	$10,034	$10,014
12/31/24	$9,989	$9,888	$9,970
01/31/25	$10,020	$9,937	$10,014
02/28/25	$10,073	$10,036	$10,073
03/31/25	$10,017	$9,866	$10,035
04/30/25	$9,952	$9,786	$10,008
05/31/25	$9,993	$9,793	$10,057
06/30/25	$10,049	$9,854	$10,118
07/31/25	$10,069	$9,834	$10,161
08/31/25	$10,140	$9,919	$10,213
09/30/25	$10,176	$10,149	$10,253
10/31/25	$10,193	$10,275	$10,271
11/30/25	$10,227	$10,298	$10,302
12/31/25	$10,257	$10,308	$10,333
01/31/26	$10,302	$10,404	$10,386
02/28/26	$10,344	$10,534	$10,433
03/31/26	$10,319	$10,289	$10,383
04/30/26	$10,347	$10,407	$10,413
05/31/26	$10,372	$10,446	$10,439
06/30/26	$10,403	$10,547	$10,474
07/31/26	$10,404	$10,351	$10,466
08/31/26	$10,432	$10,328	$10,497

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYMG	2.88%	2.21%
Bloomberg U.S. Municipal Bond Index	4.12%	1.68%
ICE 2027 Maturity U.S. Broad Municipal Index	2.78%	2.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$8,637,823
  Number of Portfolio Holdings75
  Portfolio Turnover Rate13%
  Total Advisory Fees Paid$15,997

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
Illinois	11.4%
New York	11.2%
Washington	8.7%
Pennsylvania	8.3%
Texas	5.8%
Michigan	5.2%
Virginia	4.9%
Iowa	3.8%
Oklahoma	3.6%
District of Columbia	3.4%

Top Ten Holdings

Table Summary
Holdings	%
Franklin County School District No. 1 Pasco, General Obligation, WA, 5.00%, due 12/01/29	4.9%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 11/15/33	4.7%
Hancock Public Schools, General Obligation, MI, 5.00%, due 05/01/27	4.5%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 09/01/27	3.1%
Green Bay Area Public School District, General Obligation, WI, 5.00%, due 04/01/27	2.9%
Village of Elk Grove Village, General Obligation, IL, 5.00%, due 01/01/36	2.8%
County of Clark, General Obligation, NV, 5.00%, due 11/01/27	2.7%
King County School District No. 403 Renton, General Obligation, WA, 5.00%, due 12/01/27	2.7%
City of El Paso, General Obligation, TX, 5.00%, due 08/15/27	2.7%
North Carolina Turnpike Authority Revenue, NC, 5.00%, due 01/01/32	2.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2027 Municipal Bond ETF to the State Street® My2027 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYMG

State Street® My2028 Municipal Bond ETF

MYMH

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2028 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2028 Municipal Bond ETF	$24	0.24%

How did the Fund perform last year and what affected its performance?

The municipal market is having a moment in the fixed income sun. We attribute the performance to an increased appetite for bonds, as well as the high after-tax yield that Munis boast compared to alternatives. That’s helped to absorb a wave of issuance from state and local governments, which have sold around $415 billion of bonds (through the end of the August) the most in at least a decade. Those high rates are generating their own demand. The benefits are especially enticing to high-net-worth individuals, who may be eager to shelter record equity earnings from volatility and to prepare for higher income taxes. No one predicted the sectors outperformance especially when you consider the 2026 challenges, (Military conflict, over 50bps increase in Treasuries, elevated inflation, a shift in the U.S. Federal Reserve's outlook combined with record supply). The asset class' high relative value and tax-equivalent yield alongside the fact that the sector was not overly valued like other fixed income sectors has helped.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYMH	Bloomberg U.S. Municipal Bond Index	ICE 2028 Maturity U.S. Broad Municipal Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$10,019	$10,009	$10,016
10/31/24	$9,885	$9,863	$9,925
11/30/24	$9,985	$10,034	$10,012
12/31/24	$9,914	$9,888	$9,942
01/31/25	$9,950	$9,937	$9,985
02/28/25	$10,014	$10,036	$10,061
03/31/25	$9,943	$9,866	$9,994
04/30/25	$9,904	$9,786	$9,955
05/31/25	$9,919	$9,793	$10,008
06/30/25	$9,981	$9,854	$10,081
07/31/25	$9,989	$9,834	$10,130
08/31/25	$10,044	$9,919	$10,199
09/30/25	$10,135	$10,149	$10,258
10/31/25	$10,175	$10,275	$10,282
11/30/25	$10,203	$10,298	$10,309
12/31/25	$10,233	$10,308	$10,343
01/31/26	$10,285	$10,404	$10,413
02/28/26	$10,350	$10,534	$10,480
03/31/26	$10,282	$10,289	$10,387
04/30/26	$10,317	$10,407	$10,425
05/31/26	$10,340	$10,446	$10,448
06/30/26	$10,378	$10,547	$10,491
07/31/26	$10,359	$10,351	$10,457
08/31/26	$10,388	$10,328	$10,492

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYMH	3.42%	1.98%
Bloomberg U.S. Municipal Bond Index	4.12%	1.68%
ICE 2028 Maturity U.S. Broad Municipal Index	2.87%	2.51%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$7,374,524
  Number of Portfolio Holdings68
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$14,230

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
Texas	10.6%
New York	10.1%
West Virginia	7.5%
Michigan	7.1%
Pennsylvania	6.2%
Illinois	5.8%
Florida	5.6%
Georgia	4.5%
Washington	4.0%
Kentucky	3.7%

Top Ten Holdings

Table Summary
Holdings	%
West Virginia Commissioner of Highways Revenue, WV, 5.00%, due 09/01/28	6.7%
Empire State Development Corp. Revenue, NY, 5.00%, due 03/15/33	4.1%
New York City Transitional Finance Authority Building Aid Revenue, NY, 5.00%, due 07/15/34	3.9%
Kentucky State Property & Building Commission Revenue, KY, 5.00%, due 11/01/28	3.7%
State of Connecticut, General Obligation, CT, 5.00%, due 03/15/28	3.2%
Albuquerque Municipal School District No. 12, General Obligation, NM, 5.00%, due 08/01/28	3.1%
Texas Water Development Board Revenue, TX, 5.00%, due 04/15/49	3.1%
Municipal Electric Authority of Georgia Revenue, GA, 5.00%, due 01/01/28	3.1%
City of Columbus, General Obligation, OH, 5.00%, due 04/01/28	2.8%
Lower Colorado River Authority Revenue, TX, 5.00%, due 05/15/48	2.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2028 Municipal Bond ETF to the State Street® My2028 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYMH

State Street® My2029 Municipal Bond ETF

MYMI

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2029 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2029 Municipal Bond ETF	$22	0.22%

How did the Fund perform last year and what affected its performance?

The municipal market is having a moment in the fixed income sun. We attribute the performance to an increased appetite for bonds, as well as the high after-tax yield that Munis boast compared to alternatives. That’s helped to absorb a wave of issuance from state and local governments, which have sold around $415 billion of bonds (through the end of the August) the most in at least a decade. Those high rates are generating their own demand. The benefits are especially enticing to high-net-worth individuals, who may be eager to shelter record equity earnings from volatility and to prepare for higher income taxes. No one predicted the sectors outperformance especially when you consider the 2026 challenges, (Military conflict, over 50bps increase in Treasuries, elevated inflation, a shift in the U.S. Federal Reserve's outlook combined with record supply). The asset class' high relative value and tax-equivalent yield alongside the fact that the sector was not overly valued like other fixed income sectors has helped.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYMI	Bloomberg U.S. Municipal Bond Index	ICE 2029 Maturity U.S. Broad Municipal Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$9,992	$10,009	$10,014
10/31/24	$9,873	$9,863	$9,892
11/30/24	$10,015	$10,034	$9,993
12/31/24	$9,920	$9,888	$9,903
01/31/25	$9,939	$9,937	$9,941
02/28/25	$10,011	$10,036	$10,031
03/31/25	$9,921	$9,866	$9,937
04/30/25	$9,882	$9,786	$9,892
05/31/25	$9,905	$9,793	$9,946
06/30/25	$9,980	$9,854	$10,034
07/31/25	$9,998	$9,834	$10,088
08/31/25	$10,064	$9,919	$10,167
09/30/25	$10,154	$10,149	$10,246
10/31/25	$10,190	$10,275	$10,273
11/30/25	$10,218	$10,298	$10,296
12/31/25	$10,252	$10,308	$10,331
01/31/26	$10,325	$10,404	$10,414
02/28/26	$10,390	$10,534	$10,495
03/31/26	$10,276	$10,289	$10,347
04/30/26	$10,326	$10,407	$10,397
05/31/26	$10,350	$10,446	$10,419
06/30/26	$10,391	$10,547	$10,458
07/31/26	$10,336	$10,351	$10,403
08/31/26	$10,367	$10,328	$10,440

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYMI	3.01%	1.88%
Bloomberg U.S. Municipal Bond Index	4.12%	1.68%
ICE 2029 Maturity U.S. Broad Municipal Index	2.69%	2.25%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$14,709,510
  Number of Portfolio Holdings112
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$26,274

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
Texas	9.9%
Illinois	7.5%
Washington	6.8%
Florida	6.4%
New York	6.0%
Pennsylvania	5.6%
Oregon	4.5%
Nevada	4.3%
Delaware	3.6%
Kentucky	3.4%

Top Ten Holdings

Table Summary
Holdings	%
State of Wisconsin, General Obligation, WI, 5.00%, due 05/01/29	3.1%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/29	2.2%
City of Eugene Water Utility System Revenue, OR, 5.00%, due 08/01/29	2.2%
State of Iowa Board of Regents Revenue, IA, 5.00%, due 09/01/29	2.2%
Oregon State Lottery Revenue, OR, 5.00%, due 04/01/29	2.2%
Aubrey Independent School District, General Obligation, TX, 5.00%, due 02/15/29	2.1%
State of Delaware, General Obligation, DE, 5.00%, due 02/01/32	2.1%
Weld County School District No. 6 Greeley, General Obligation, CO, 5.00%, due 12/01/32	2.1%
New York City Municipal Water Finance Authority Revenue, NY, 5.00%, due 06/15/40	2.1%
Clark County School District, General Obligation, NV, 5.00%, due 06/15/29	2.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2029 Municipal Bond ETF to the State Street® My2029 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYMI

State Street® My2030 Municipal Bond ETF

MYMJ

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2030 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2030 Municipal Bond ETF	$22	0.22%

How did the Fund perform last year and what affected its performance?

The municipal market is having a moment in the fixed income sun. We attribute the performance to an increased appetite for bonds, as well as the high after-tax yield that Munis boast compared to alternatives. That’s helped to absorb a wave of issuance from state and local governments, which have sold around $415 billion of bonds (through the end of the August) the most in at least a decade. Those high rates are generating their own demand. The benefits are especially enticing to high-net-worth individuals, who may be eager to shelter record equity earnings from volatility and to prepare for higher income taxes. No one predicted the sectors outperformance especially when you consider the 2026 challenges, (Military conflict, over 50bps increase in Treasuries, elevated inflation, a shift in the U.S. Federal Reserve's outlook combined with record supply). The asset class' high relative value and tax-equivalent yield alongside the fact that the sector was not overly valued like other fixed income sectors has helped.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYMJ	Bloomberg U.S. Municipal Bond Index	ICE 2030 Maturity U.S. Broad Municipal Index
09/23/24	$10,000	$10,000	$10,000
09/30/24	$10,010	$10,009	$10,013
10/31/24	$9,872	$9,863	$9,877
11/30/24	$10,020	$10,034	$10,000
12/31/24	$9,928	$9,888	$9,889
01/31/25	$9,977	$9,937	$9,933
02/28/25	$10,048	$10,036	$10,026
03/31/25	$9,932	$9,866	$9,895
04/30/25	$9,882	$9,786	$9,850
05/31/25	$9,912	$9,793	$9,904
06/30/25	$9,994	$9,854	$9,999
07/31/25	$10,004	$9,834	$10,042
08/31/25	$10,065	$9,919	$10,132
09/30/25	$10,194	$10,149	$10,245
10/31/25	$10,260	$10,275	$10,286
11/30/25	$10,293	$10,298	$10,310
12/31/25	$10,323	$10,308	$10,340
01/31/26	$10,399	$10,404	$10,434
02/28/26	$10,471	$10,534	$10,529
03/31/26	$10,331	$10,289	$10,325
04/30/26	$10,390	$10,407	$10,390
05/31/26	$10,413	$10,446	$10,414
06/30/26	$10,451	$10,547	$10,453
07/31/26	$10,382	$10,351	$10,367
08/31/26	$10,404	$10,328	$10,401

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 09/23/24
MYMJ	3.37%	2.07%
Bloomberg U.S. Municipal Bond Index	4.12%	1.68%
ICE 2030 Maturity U.S. Broad Municipal Index	2.66%	2.05%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$12,295,316
  Number of Portfolio Holdings95
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid$22,519

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
Texas	10.8%
New York	9.8%
Washington	6.7%
Pennsylvania	5.6%
Illinois	5.1%
Connecticut	5.1%
Alabama	4.3%
Minnesota	3.9%
California	3.8%
Colorado	3.7%

Top Ten Holdings

Table Summary
Holdings	%
Los Angeles Department of Water & Power Revenue, CA, 5.00%, due 07/01/30	3.8%
City of New York, General Obligation, NY, 5.00%, due 08/01/30	2.6%
New York Transportation Development Corp. Revenue, NY, 5.00%, due 12/01/37	2.5%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/34	2.5%
City of Dallas, General Obligation, TX, 5.00%, due 02/15/30	2.4%
New Jersey Transportation Trust Fund Authority Revenue, NJ, 5.00%, due 06/15/30	2.3%
Empire State Development Corp. Revenue, NY, 5.00%, due 03/15/38	2.3%
City of Chicago Waterworks Revenue, IL, 5.00%, due 11/01/30	2.2%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 05/01/37	2.2%
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH, 5.00%, due 06/01/33	2.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2030 Municipal Bond ETF to the State Street® My2030 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYMJ

State Street® My2035 Corporate Bond ETF

MYCO

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2035 Corporate Bond ETF (the "Fund") for the period of September 17, 2025 (commencement of operations) through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2035 Corporate Bond ETF	$19	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

For the 11-month reporting period ended August 31, 2026, the U.S. investment grade corporate bond market has been characterized by historically tight credit spreads and strong demand despite very heavy levels of new issuance and increasingly volatile U.S. Treasury rates. Given rich valuations, we have maintained a modest risk positioning versus the benchmark. Performance was driven by security selection in the Technology, Banking, and Electric Utilities sectors.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYCO	Bloomberg U.S. Aggregate Bond Index	ICE 2035 Maturity US Corporate Index
09/16/25	$10,000	$10,000	$10,000
09/30/25	$9,937	$9,949	$9,930
10/31/25	$9,978	$10,011	$9,978
11/30/25	$10,085	$10,073	$10,079
12/31/25	$10,061	$10,059	$10,045
01/31/26	$10,073	$10,069	$10,062
02/28/26	$10,236	$10,234	$10,229
03/31/26	$10,009	$10,054	$10,000
04/30/26	$10,053	$10,065	$10,053
05/31/26	$10,112	$10,096	$10,115
06/30/26	$10,126	$10,121	$10,122
07/31/26	$9,959	$9,989	$9,953
08/31/26	$9,979	$10,028	$9,976

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 09/16/25
MYCO	(0.21%)Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	0.28%
ICE 2035 Maturity US Corporate Index	(0.24%)
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$7,179,766
  Number of Portfolio Holdings96
  Portfolio Turnover Rate19%
  Total Advisory Fees Paid$8,138

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Electric	14.1%
Pharmaceuticals	6.1%
Aerospace & Defense	4.6%
Semiconductors	4.5%
Food	4.4%
Software	4.3%
Pipelines	4.2%
Real Estate Investment Trusts	3.8%
IT Services	3.7%
Banks	3.5%

Top Ten Holdings

Table Summary
Holdings	%
AbbVie, Inc., 4.50%, due 05/14/35	2.5%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, due 04/20/35	2.5%
Pacific Gas & Electric Co., 6.00%, due 08/15/35	2.4%
Georgia Power Co., 5.20%, due 03/15/35	2.4%
AT&T, Inc., 5.38%, due 08/15/35	2.4%
J.M. Smucker Co., 4.25%, due 03/15/35	1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	1.8%
RTX Corp., 5.40%, due 05/01/35	1.8%
Glencore Funding LLC, 5.67%, due 04/01/35	1.7%
AEP Transmission Co. LLC, 5.38%, due 06/15/35	1.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2035 Corporate Bond ETF to the State Street® My2035 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYCO

State Street® My2031 Municipal Bond ETF

MYMK

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2031 Municipal Bond ETF (the "Fund") for the period of September 17, 2025 (commencement of operations) through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2031 Municipal Bond ETF	$22	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

The municipal market is having a moment in the fixed income sun. We attribute the performance to an increased appetite for bonds, as well as the high after-tax yield that Munis boast compared to alternatives. That’s helped to absorb a wave of issuance from state and local governments, which have sold around $415 billion of bonds (through the end of the August) the most in at least a decade. Those high rates are generating their own demand. The benefits are especially enticing to high-net-worth individuals, who may be eager to shelter record equity earnings from volatility and to prepare for higher income taxes. No one predicted the sectors outperformance especially when you consider the 2026 challenges, (Military conflict, over 50bps increase in Treasuries, elevated inflation, a shift in the U.S. Federal Reserve's outlook combined with record supply). The asset class' high relative value and tax-equivalent yield alongside the fact that the sector was not overly valued like other fixed income sectors has helped.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYMK	Bloomberg U.S. Municipal Bond Index	ICE 2031 Maturity US Broad Municipal Index
09/16/25	$10,000	$10,000	$10,000
09/30/25	$9,973	$9,970	$9,962
10/31/25	$10,052	$10,094	$10,024
11/30/25	$10,081	$10,117	$10,046
12/31/25	$10,104	$10,126	$10,072
01/31/26	$10,204	$10,221	$10,167
02/28/26	$10,279	$10,348	$10,277
03/31/26	$10,083	$10,108	$10,031
04/30/26	$10,145	$10,224	$10,105
05/31/26	$10,171	$10,262	$10,128
06/30/26	$10,209	$10,361	$10,169
07/31/26	$10,117	$10,169	$10,057
08/31/26	$10,140	$10,146	$10,093

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 09/16/25
MYMK	1.40%Footnote Reference*
Bloomberg U.S. Municipal Bond Index	1.46%
ICE 2031 Maturity US Broad Municipal Index	0.93%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$11,152,889
  Number of Portfolio Holdings85
  Portfolio Turnover Rate41%
  Total Advisory Fees Paid$15,765

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten States

Table Summary
States	%
Texas	9.3%
California	7.4%
Connecticut	5.6%
Illinois	4.9%
Florida	4.8%
Ohio	4.8%
Indiana	4.6%
Wisconsin	4.6%
Washington	4.4%
Kansas	4.0%

Top Ten Holdings

Table Summary
Holdings	%
County of Harris Toll Road Revenue, TX, 5.00%, due 08/15/31	3.7%
University of Wisconsin Hospitals & Clinics Revenue, WI, 5.00%, due 04/01/31	3.6%
California State Public Works Board Revenue, CA, 5.00%, due 05/01/33	3.5%
Los Angeles Department of Water & Power Revenue, CA, 5.00%, due 07/01/39	3.2%
County of Chesterfield, General Obligation, VA, 5.00%, due 01/01/31	2.9%
Indianapolis Local Public Improvement Bond Bank Revenue, IN, 5.00%, due 06/01/34	2.9%
County of Santa Fe Revenue, NM, 2.25%, due 06/01/31	2.8%
County of Montgomery, General Obligation, MD, 5.00%, due 08/01/34	2.7%
Johnson County Unified School District No. 233 Olathe, General Obligation, KS, 5.00%, due 09/01/37	2.5%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 05/01/41	2.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended August 31, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2031 Municipal Bond ETF to the State Street® My2031 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies, or Principal Risks of Investing in the Funds.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYMK

State Street® My2027 High Yield Corporate Bond ETF

MYHA

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2027 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2027 High Yield Corporate Bond ETF	$21	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Despite several episodes of volatility, high yield markets remained resilient during the reporting period. Credit spreads briefly widened following the escalation of conflict involving Iran, but the selloff proved short-lived as investors refocused on generally healthy corporate fundamentals and a supportive economic backdrop. Demand for income-producing assets remained strong, helping support valuations despite relatively tight spread levels. Performance across sectors became increasingly differentiated as companies benefiting from artificial intelligence-related investment outperformed many legacy technology issuers, creating attractive opportunities for active security selection.

The portfolio outperformed its benchmark during the period, driven by strong security selection within the Communications, Energy, and Consumer Cyclical sectors. The portfolio added value across multiple rating categories through a disciplined and actively managed investment process that continually repositioned the portfolio toward issuers exhibiting favorable market trends and attractive relative value. Within the CCC and lower-rated segments, performance was driven primarily by disciplined risk management and the avoidance of distressed issuers.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYHA	Bloomberg U.S. Aggregate Bond Index	ICE 2027 Maturity US High Yield Index
02/25/26	$10,000	$10,000	$10,000
02/28/26	$10,004	$10,038	$9,996
03/31/26	$9,993	$9,861	$9,982
04/30/26	$10,083	$9,872	$10,064
05/31/26	$10,129	$9,903	$10,094
06/30/26	$10,149	$9,927	$10,108
07/31/26	$10,168	$9,798	$10,120
08/31/26	$10,223	$9,836	$10,166

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 02/25/26
MYHA	2.23%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	(1.64%)
ICE 2027 Maturity US High Yield Index	1.66%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$4,983,862
  Number of Portfolio Holdings89
  Portfolio Turnover Rate77%
  Total Advisory Fees Paid$9,968

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Auto Manufacturers	9.0%
Internet	8.8%
Real Estate Investment Trusts	8.2%
Lodging	7.1%
Entertainment	6.3%
Media	5.8%
Diversified Financial Services	5.0%
Chemicals	4.8%
Retail	4.8%
Commercial Services	4.7%

Top Ten Holdings

Table Summary
Holdings	%
Nissan Motor Co. Ltd., 4.35%, due 09/17/27	4.9%
Live Nation Entertainment, Inc., 4.75%, due 10/15/27	3.4%
Rakuten Group, Inc., 11.25%, due 02/15/27	3.1%
SBA Communications Corp., 3.88%, due 02/15/27	2.5%
Centene Corp., 2.45%, due 07/15/28	2.4%
NOVA Chemicals Corp., 5.25%, due 06/01/27	2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	2.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, due 05/15/27	2.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	2.0%
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYHA

State Street® My2028 High Yield Corporate Bond ETF

MYHB

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2028 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2028 High Yield Corporate Bond ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Despite several episodes of volatility, high yield markets remained resilient during the reporting period. Credit spreads briefly widened, following the escalation of conflict involving Iran, but the selloff proved short-lived as investors refocused on generally healthy corporate fundamentals and a supportive economic backdrop. Demand for income-producing assets remained strong, helping support valuations despite relatively tight spread levels. Performance across sectors became increasingly differentiated as companies benefiting from artificial intelligence-related investment outperformed many legacy technology issuers, creating attractive opportunities for active security selection.

The portfolio outperformed its benchmark during the period, driven by strong security selection within the Communications, Industrials, and Consumer Cyclical sectors. The portfolio added value across multiple rating categories through a disciplined and actively managed investment process that continually repositioned the portfolio toward issuers exhibiting favorable market trends and attractive relative value. Within the CCC and lower-rated segments, performance was driven primarily by disciplined risk management and the avoidance of distressed issuers.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYHB	Bloomberg U.S. Aggregate Bond Index	ICE 2028 Maturity US High Yield Index
02/25/26	$10,000	$10,000	$10,000
02/28/26	$10,002	$10,038	$9,994
03/31/26	$9,977	$9,861	$9,952
04/30/26	$10,098	$9,872	$10,078
05/31/26	$10,147	$9,903	$10,108
06/30/26	$10,178	$9,927	$10,134
07/31/26	$10,200	$9,798	$10,139
08/31/26	$10,282	$9,836	$10,209

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 02/25/26
MYHB	2.82%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	(1.64%)
ICE 2028 Maturity US High Yield Index	2.09%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$5,002,009
  Number of Portfolio Holdings127
  Portfolio Turnover Rate74%
  Total Advisory Fees Paid$9,974

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Health Care Services	6.1%
Real Estate Investment Trusts	6.0%
Retail	5.1%
Diversified Financial Services	5.0%
Internet	3.8%
Auto Parts & Equipment	3.7%
Commercial Services	3.6%
Electric	3.6%
Pipelines	3.4%
Pharmaceuticals	3.4%

Top Ten Holdings

Table Summary
Holdings	%
Tenet Healthcare Corp., 4.63%, due 06/15/28	2.2%
Centene Corp., 2.45%, due 07/15/28	2.0%
1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28	2.0%
United Rentals North America, Inc., 4.88%, due 01/15/28	1.8%
Tenneco, Inc., 8.00%, due 11/17/28	1.7%
TransDigm, Inc., 6.38%, due 03/01/29	1.5%
Avantor Funding, Inc., 4.63%, due 07/15/28	1.5%
Sirius XM Radio LLC, 4.00%, due 07/15/28	1.5%
Iliad Holding SAS, 7.00%, due 10/15/28	1.4%
Bausch Health Cos., Inc., 5.00%, due 01/30/28	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYHB

State Street® My2030 High Yield Corporate Bond ETF

MYHD

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2030 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2030 High Yield Corporate Bond ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Despite several episodes of volatility, high yield markets remained resilient during the reporting period. Credit spreads briefly widened following the escalation of conflict involving Iran, but the selloff proved short-lived as investors refocused on generally healthy corporate fundamentals and a supportive economic backdrop. Demand for income-producing assets remained strong, helping support valuations despite relatively tight spread levels. Performance across sectors became increasingly differentiated as companies benefiting from artificial intelligence-related investment outperformed many legacy technology issuers, creating attractive opportunities for active security selection. The portfolio outperformed its benchmark during the period, driven by strong security selection within the Communications, Consumer Cyclical, and Industrial sectors. The portfolio added value across multiple rating categories through a disciplined and actively managed investment process that continually repositioned the portfolio toward issuers exhibiting favorable market trends and attractive relative value. Within the CCC and lower-rated segments, performance was driven primarily by disciplined risk management and the avoidance of distressed issuers.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYHD	Bloomberg U.S. Aggregate Bond Index	ICE 2030 Maturity US High Yield Index
02/25/26	$10,000	$10,000	$10,000
02/28/26	$9,987	$10,038	$9,982
03/31/26	$9,889	$9,861	$9,881
04/30/26	$10,082	$9,872	$10,062
05/31/26	$10,159	$9,903	$10,101
06/30/26	$10,221	$9,927	$10,150
07/31/26	$10,205	$9,798	$10,131
08/31/26	$10,328	$9,836	$10,236

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 02/25/26
MYHD	3.28%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	(1.64%)
ICE 2030 Maturity US High Yield Index	2.36%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$6,261,982
  Number of Portfolio Holdings183
  Portfolio Turnover Rate124%
  Total Advisory Fees Paid$10,217

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Media	9.6%
Health Care Services	7.7%
Diversified Financial Services	5.6%
Retail	5.3%
Oil & Gas	5.2%
Packaging & Containers	4.6%
Commercial Services	4.4%
Real Estate Investment Trusts	3.5%
Telecommunications	3.0%
Software	2.6%

Top Ten Holdings

Table Summary
Holdings	%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30	2.6%
Mauser Packaging Solutions Holding Co., 7.88%, due 04/15/30	1.6%
Tenet Healthcare Corp., 4.38%, due 01/15/30	1.5%
1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30	1.5%
Centene Corp., 3.00%, due 10/15/30	1.4%
TransDigm, Inc., 6.88%, due 12/15/30	1.3%
Directv Financing LLC, 8.88%, due 02/01/30	1.3%
OneMain Finance Corp., 7.88%, due 03/15/30	1.2%
Nissan Motor Co. Ltd., 4.81%, due 09/17/30	1.2%
AthenaHealth Group, Inc., 6.50%, due 02/15/30	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYHD

State Street® My2031 High Yield Corporate Bond ETF

MYHE

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2031 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2031 High Yield Corporate Bond ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Despite several episodes of volatility, high yield markets remained resilient during the reporting period. Credit spreads briefly widened following the escalation of conflict involving Iran, but the selloff proved short-lived as investors refocused on generally healthy corporate fundamentals and a supportive economic backdrop. Demand for income-producing assets remained strong, helping support valuations despite relatively tight spread levels. Performance across sectors became increasingly differentiated as companies benefiting from artificial intelligence-related investment outperformed many legacy technology issuers, creating attractive opportunities for active security selection.

The portfolio outperformed its benchmark during the period, driven by strong security selection within the Communications, Consumer Cyclical, and Industrial sectors. The portfolio added value across multiple rating categories through a disciplined and actively managed investment process that continually repositioned the portfolio toward issuers exhibiting favorable market trends and attractive relative value. Within the CCC and lower-rated segments, performance was driven primarily by disciplined risk management and the avoidance of distressed issuers.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYHE	Bloomberg U.S. Aggregate Bond Index	ICE 2031 Maturity US High Yield Index
02/25/26	$10,000	$10,000	$10,000
02/28/26	$9,981	$10,038	$9,977
03/31/26	$9,879	$9,861	$9,835
04/30/26	$10,073	$9,872	$10,016
05/31/26	$10,133	$9,903	$10,073
06/30/26	$10,177	$9,927	$10,100
07/31/26	$10,132	$9,798	$10,039
08/31/26	$10,216	$9,836	$10,122

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 02/25/26
MYHE	2.16%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	(1.64%)
ICE 2031 Maturity US High Yield Index	1.22%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$6,197,640
  Number of Portfolio Holdings170
  Portfolio Turnover Rate147%
  Total Advisory Fees Paid$10,103

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Telecommunications	15.1%
Diversified Financial Services	9.7%
Media	7.1%
Health Care Services	5.0%
Oil & Gas	4.8%
Commercial Services	4.5%
Insurance	3.4%
Retail	2.9%
Lodging	2.8%
Food	2.7%

Top Ten Holdings

Table Summary
Holdings	%
Meridian Arc Holdco LLC, 6.25%, due 04/30/31	2.5%
PR RNO Property Owner 1 LLC, 6.50%, due 05/01/31	1.9%
SV RNO Property Owner 1 LLC, 5.88%, due 03/01/31	1.7%
Galaxy Helios Data Centers II LLC, 9.88%, due 08/01/31	1.7%
Solaris Energy Infrastructure LLC, 6.38%, due 05/15/31	1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31	1.5%
Centene Corp., 2.50%, due 03/01/31	1.4%
CRC Insurance Group LLC, 7.13%, due 06/01/31	1.4%
Tenet Healthcare Corp., 6.75%, due 05/15/31	1.2%
Rocket Cos., Inc., 6.13%, due 08/01/31	1.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYHE

State Street® My2029 High Yield Corporate Bond ETF

MYHC

Principal Listing Exchange: The Nasdaq Stock Market

Annual Shareholder Report

August 31, 2026

This annual shareholder report contains important information about the State Street® My2029 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through August 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2029 High Yield Corporate Bond ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Despite several episodes of volatility, high yield markets remained resilient during the reporting period. Credit spreads briefly widened following the escalation of conflict involving Iran, but the selloff proved short-lived as investors refocused on generally healthy corporate fundamentals and a supportive economic backdrop. Demand for income-producing assets remained strong, helping support valuations despite relatively tight spread levels. Performance across sectors became increasingly differentiated as companies benefiting from artificial intelligence-related investment outperformed many legacy technology issuers, creating attractive opportunities for active security selection.

The portfolio outperformed its benchmark during the period, driven by strong security selection within the Industrials, Communications, and Technology sectors. The portfolio added value across multiple rating categories through a disciplined and actively managed investment process that continually repositioned the portfolio toward issuers exhibiting favorable market trends and attractive relative value. Within the CCC and lower-rated segments, performance was driven primarily by disciplined risk management and the avoidance of distressed issuers.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	MYHC	Bloomberg U.S. Aggregate Bond Index	ICE 2029 Maturity US High Yield Index
02/25/26	$10,000	$10,000	$10,000
02/28/26	$9,989	$10,038	$9,983
03/31/26	$9,934	$9,861	$9,912
04/30/26	$10,114	$9,872	$10,067
05/31/26	$10,197	$9,903	$10,124
06/30/26	$10,237	$9,927	$10,135
07/31/26	$10,253	$9,798	$10,133
08/31/26	$10,350	$9,836	$10,226

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 02/25/26
MYHC	3.50%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	(1.64%)
ICE 2029 Maturity US High Yield Index	2.26%
Footnote	Description
Footnote*	Returns are not annualized.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Key Fund Statistics as of 8/31/2026

  Total Net Assets$5,021,035
  Number of Portfolio Holdings164
  Portfolio Turnover Rate120%
  Total Advisory Fees Paid$9,990

What did the Fund invest in as of 8/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Retail	7.6%
Health Care Services	6.0%
Commercial Services	5.2%
Oil & Gas	5.1%
Media	4.7%
Software	4.6%
Real Estate Investment Trusts	4.0%
Home Builders	3.6%
Internet	3.3%
Aerospace & Defense	3.2%

Top Ten Holdings

Table Summary
Holdings	%
TransDigm, Inc., 6.38%, due 03/01/29	2.0%
Centene Corp., 4.63%, due 12/15/29	1.7%
Cloud Software Group LLC, 9.00%, due 09/30/29	1.5%
Cloud Software Group LLC, 6.50%, due 03/31/29	1.5%
EchoStar Corp., 10.75%, due 11/30/29	1.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	1.4%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, due 02/15/29	1.4%
Sunoco LP, 4.50%, due 10/01/29	1.4%
Neptune Bidco U.S., Inc., 9.29%, due 04/15/29	1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, due 01/15/29	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR MYHC

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, James Ross, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees.

For the fiscal periods ended August 31, 2026 and August 31, 2025, the aggregate audit fees billed for professional services rendered by the principal accountant, Ernst & Young LLP (“EY”), were $582,805 and $442,208, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b)	Audit-Related Fees.

For the fiscal periods ended August 31, 2026 and August 31, 2025, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees.

For the fiscal year ended August 31, 2026, the aggregate tax fees billed for professional services rendered by EY for tax preparation and tax compliance services were $236,250. For the fiscal year ended August 31, 2025, the aggregate tax fees billed for professional services rendered by EY for the review of tax compliance and year-end distribution requirements were $38,892.

(d)	All Other Fees.

For the fiscal periods ended August 31, 2026 and August 31, 2025, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal periods ended August 31, 2026 and August 31, 2025, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,313,227 and $9,637,151, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g) The aggregate non-audit fees billed for by EY for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2026 (in millions)	FY 2025 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$24.6	$18.6
Tax Fees	$3.7	$3.4
All Other Fees	$16.4	$15.8

(1)	Information is for the calendar years 2026 and 2025, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, James Ross, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
August 31, 2026
SSGA Active Trust
State Street My2026 Corporate Bond ETF (formerly SPDR SSGA My2026 Corporate Bond ETF)
State Street My2027 Corporate Bond ETF (formerly SPDR SSGA My2027 Corporate Bond ETF)
State Street My2028 Corporate Bond ETF (formerly SPDR SSGA My2028 Corporate Bond ETF)
State Street My2029 Corporate Bond ETF (formerly SPDR SSGA My2029 Corporate Bond ETF)
State Street My2030 Corporate Bond ETF (formerly SPDR SSGA My2030 Corporate Bond ETF)
State Street My2031 Corporate Bond ETF (formerly SPDR SSGA My2031 Corporate Bond ETF)
State Street My2032 Corporate Bond ETF (formerly SPDR SSGA My2032 Corporate Bond ETF)
State Street My2033 Corporate Bond ETF (formerly SPDR SSGA My2033 Corporate Bond ETF)
State Street My2034 Corporate Bond ETF (formerly SPDR SSGA My2034 Corporate Bond ETF)
State Street My2035 Corporate Bond ETF (formerly SPDR SSGA My2035 Corporate Bond ETF)
State Street My2027 High Yield Corporate Bond ETF
State Street My2028 High Yield Corporate Bond ETF
State Street My2029 High Yield Corporate Bond ETF
State Street My2030 High Yield Corporate Bond ETF
State Street My2031 High Yield Corporate Bond ETF
State Street My2026 Municipal Bond ETF (formerly SPDR SSGA My2026 Municipal Bond ETF)
State Street My2027 Municipal Bond ETF (formerly SPDR SSGA My2027 Municipal Bond ETF)
State Street My2028 Municipal Bond ETF (formerly SPDR SSGA My2028 Municipal Bond ETF)
State Street My2029 Municipal Bond ETF (formerly SPDR SSGA My2029 Municipal Bond ETF)
State Street My2030 Municipal Bond ETF (formerly SPDR SSGA My2030 Municipal Bond ETF)
State Street My2031 Municipal Bond ETF (formerly SPDR SSGA My2031 Municipal Bond ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This Page Intentionally Left Blank]

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
AEROSPACE & DEFENSE — 2.2%
L3Harris Technologies, Inc. 3.85%, 12/15/2026	$193,000	$192,678
RTX Corp. 5.75%, 11/8/2026	893,000	894,268
		1,086,946
AGRICULTURE — 0.5%
Altria Group, Inc. 2.63%, 9/16/2026	236,000	235,797
AUTO MANUFACTURERS — 9.2%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	155,000	154,884
Series GMTN, 2.30%, 9/9/2026	40,000	39,980
Ford Motor Co. 4.35%, 12/8/2026	1,413,000	1,411,502
Ford Motor Credit Co. LLC 5.13%, 11/5/2026	725,000	725,638
Hyundai Capital America 2.75%, 9/27/2026 (a)	200,000	199,730
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026 (a)	590,000	589,233
Volkswagen Group of America Finance LLC 6.00%, 11/16/2026 (a)	1,500,000	1,504,620
		4,625,587
BANKS — 8.8%
Bank of America Corp. 6.22%, 9/15/2026	345,000	345,110
Bank of Nova Scotia 5.35%, 12/7/2026	275,000	275,775
Citibank NA 5.49%, 12/4/2026	265,000	265,586
Citigroup, Inc.:
3.20%, 10/21/2026	150,000	149,772
4.30%, 11/20/2026	420,000	419,702
Commonwealth Bank of Australia 4.58%, 11/27/2026	250,000	250,215
Goldman Sachs Group, Inc. 3.50%, 11/16/2026	1,242,000	1,239,441
JPMorgan Chase & Co.:
2.95%, 10/1/2026	300,000	299,697
4.13%, 12/15/2026	135,000	134,943
Mitsubishi UFJ Financial Group, Inc. 2.76%, 9/13/2026	150,000	149,913
Mizuho Financial Group, Inc. 2.84%, 9/13/2026	189,000	188,902
Royal Bank of Canada Series GMTN, 1.40%, 11/2/2026	250,000	248,838
Sumitomo Mitsui Financial Group, Inc. 1.40%, 9/17/2026 (b)	319,000	318,604
Security Description	Principal Amount	Value
Truist Bank 3.80%, 10/30/2026	$115,000	$114,897
		4,401,395
BEVERAGES — 0.1%
PepsiCo, Inc. 2.38%, 10/6/2026	36,000	35,933
CHEMICALS — 4.6%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.40%, 12/1/2026 (a)	2,335,000	2,328,088
COMPUTERS — 0.8%
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	400,000	398,796
DIVERSIFIED FINANCIAL SERVICES — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	1,325,000	1,321,118
Hercules Capital, Inc. 2.63%, 9/16/2026	780,000	778,767
		2,099,885
ELECTRIC — 7.1%
AEP Transmission Co. LLC 3.10%, 12/1/2026	982,000	978,583
Ameren Corp. 5.70%, 12/1/2026	35,000	35,071
DTE Energy Co. 2.85%, 10/1/2026	260,000	259,607
Duke Energy Carolinas LLC 2.95%, 12/1/2026	525,000	523,225
Entergy Corp. 2.95%, 9/1/2026	145,000	145,000
Fortis, Inc. 3.06%, 10/4/2026	250,000	249,543
Virginia Electric & Power Co. Series B, 2.95%, 11/15/2026	126,000	125,613
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	50,000	49,801
5.05%, 12/30/2026 (a)	230,000	230,453
Xcel Energy, Inc. 3.35%, 12/1/2026	250,000	249,343
XPLR Infrastructure Operating Partners LP 3.88%, 10/15/2026 (a)	700,000	697,158
		3,543,397
ELECTRONICS — 0.8%
Honeywell International, Inc. 2.50%, 11/1/2026	400,000	398,736
FOOD — 1.4%
Conagra Brands, Inc. 5.30%, 10/1/2026	295,000	295,124
Ingredion, Inc. 3.20%, 10/1/2026	180,000	179,692
See accompanying notes to financial statements.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Kroger Co. 2.65%, 10/15/2026	$246,000	$245,489
		720,305
HEALTH CARE PRODUCTS — 0.4%
Agilent Technologies, Inc. 3.05%, 9/22/2026	150,000	149,804
Solventum Corp. 5.45%, 2/25/2027	42,000	42,168
		191,972
HEALTH CARE SERVICES — 4.3%
Fresenius Medical Care U.S. Finance III, Inc. 1.88%, 12/1/2026 (a)	2,140,000	2,124,571
Premier Health Partners Series G, 2.91%, 11/15/2026	45,000	44,757
		2,169,328
INSURANCE — 6.6%
Aflac, Inc. 2.88%, 10/15/2026	25,000	24,936
Allstate Corp. 3.28%, 12/15/2026	218,000	217,268
Arch Capital Finance LLC 4.01%, 12/15/2026	111,000	110,765
Athene Global Funding 2.95%, 11/12/2026 (a)	750,000	747,817
Lincoln National Corp. 3.63%, 12/12/2026	2,120,000	2,120,000
Principal Financial Group, Inc. 3.10%, 11/15/2026	100,000	99,745
		3,320,531
INTERNET — 0.2%
Netflix, Inc. 4.38%, 11/15/2026	120,000	119,988
INVESTMENT COMPANY SECURITIES — 9.7%
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	1,670,000	1,664,172
Barings BDC, Inc. 3.30%, 11/23/2026 (a)	950,000	946,979
Blackstone Private Credit Fund 2.63%, 12/15/2026	2,280,000	2,264,792
		4,875,943
MEDIA — 0.3%
Discovery Global Holdings, Inc. 3.76%, 3/15/2027	95,000	94,448
Walt Disney Co. 3.38%, 11/15/2026	75,000	74,853
		169,301
MINING — 0.8%
BHP Billiton Finance USA Ltd. 5.25%, 9/8/2026	235,000	235,040
Security Description	Principal Amount	Value
Glencore Funding LLC 4.00%, 3/27/2027 (a)	$185,000	$184,456
		419,496
OFFICE & BUSINESS EQUIPMENT — 3.1%
CDW LLC/CDW Finance Corp. 2.67%, 12/1/2026	1,573,000	1,565,324
OIL & GAS — 7.3%
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	2,200,000	2,189,902
Diamondback Energy, Inc. 3.25%, 12/1/2026	342,000	341,032
Marathon Petroleum Corp. 5.13%, 12/15/2026	1,103,000	1,103,618
		3,634,552
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 2.06%, 12/15/2026	124,000	123,226
PHARMACEUTICALS — 5.6%
AbbVie, Inc. 2.95%, 11/21/2026	686,000	684,052
Bayer U.S. Finance LLC 6.13%, 11/21/2026 (a)	2,100,000	2,104,557
		2,788,609
PIPELINES — 5.4%
Buckeye Partners LP 3.95%, 12/1/2026	1,000,000	996,530
Enbridge, Inc. 4.25%, 12/1/2026	132,000	131,926
Energy Transfer LP 6.05%, 12/1/2026	600,000	601,644
Kinder Morgan, Inc. 1.75%, 11/15/2026	213,000	211,797
ONEOK, Inc. 5.55%, 11/1/2026	600,000	600,654
Spectra Energy Partners LP 3.38%, 10/15/2026	182,000	181,727
		2,724,278
REAL ESTATE INVESTMENT TRUSTS — 8.2%
American Tower Corp. 3.38%, 10/15/2026	400,000	399,420
Boston Properties LP 2.75%, 10/1/2026	1,006,000	1,004,491
Camden Property Trust 5.85%, 11/3/2026	525,000	525,583
EPR Properties 4.75%, 12/15/2026	520,000	519,511
Kimco Realty OP LLC 2.80%, 10/1/2026	225,000	224,696
SBA Communications Corp. 3.88%, 2/15/2027	700,000	697,998
See accompanying notes to financial statements.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Tanger Properties LP 3.13%, 9/1/2026	$730,000	$730,000
		4,101,699
RETAIL — 1.9%
O'Reilly Automotive, Inc. 5.75%, 11/20/2026	952,000	953,380
SEMICONDUCTORS — 0.7%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026	60,000	59,981
TSMC Arizona Corp. 1.75%, 10/25/2026	281,000	279,851
		339,832
SOFTWARE — 1.9%
Roper Technologies, Inc. 3.80%, 12/15/2026	844,000	842,211
Synopsys, Inc. 4.55%, 4/1/2027	95,000	95,044
		937,255
TRANSPORTATION — 2.1%
Canadian Pacific Railway Co. 1.75%, 12/2/2026	1,046,000	1,039,536
TOTAL CORPORATE BONDS & NOTES (Cost $49,363,216)		49,349,115

Shares
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (c) (d)	255,699	255,699
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	310,575	$310,575
TOTAL SHORT-TERM INVESTMENTS (Cost $566,274)		566,274
TOTAL INVESTMENTS — 99.6% (Cost $49,929,490)		49,915,389
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		219,436
NET ASSETS — 100.0%		$50,134,825

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 27.7% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at August 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at August 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
GMTN	Global Medium Term Note
MTN	Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$49,349,115	$—	$49,349,115
Short-Term Investments	566,274	—	—	566,274
TOTAL INVESTMENTS	$566,274	$49,349,115	$—	$49,915,389
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	256,179	$256,179	$23,138,509	$23,138,989	$—	$—	255,699	$255,699	$17,842
State Street Navigator Securities Lending Portfolio II	358,575	358,575	12,296,253	12,344,253	—	—	310,575	310,575	961
Total		$614,754	$35,434,762	$35,483,242	$—	$—		$566,274	$18,803
See accompanying notes to financial statements.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 3.9%
Boeing Co.:
5.04%, 5/1/2027	$296,000	$296,631
6.26%, 5/1/2027	456,000	460,546
Honeywell Aerospace, Inc. 3.90%, 3/16/2028	75,000	74,160
L3Harris Technologies, Inc. 5.40%, 1/15/2027	535,000	536,792
RTX Corp. 3.13%, 5/4/2027	350,000	347,053
		1,715,182
AGRICULTURE — 2.1%
BAT Capital Corp.:
3.56%, 8/15/2027	194,000	192,413
4.70%, 4/2/2027	245,000	245,235
Bunge Ltd. Finance Corp. 3.75%, 9/25/2027	305,000	302,578
Philip Morris International, Inc. 5.13%, 11/17/2027	173,000	174,125
		914,351
APPAREL — 0.3%
Tapestry, Inc. 4.13%, 7/15/2027	145,000	144,630
AUTO MANUFACTURERS — 4.3%
American Honda Finance Corp. 4.90%, 3/12/2027 (a)	50,000	50,128
Ford Motor Credit Co. LLC:
4.13%, 8/17/2027	193,000	191,784
5.80%, 3/5/2027	455,000	457,143
General Motors Co. 6.80%, 10/1/2027	775,000	790,058
General Motors Financial Co., Inc. 5.00%, 7/15/2027	250,000	250,947
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	50,000	48,548
Series MTN, 4.55%, 9/20/2027	110,000	110,162
		1,898,770
BANKS — 10.2%
Bank of America Corp. SOFR + 1.58%, 4.38%, 4/27/2028 (b)	400,000	399,464
Bank of Montreal Series MTN, 2.65%, 3/8/2027	30,000	29,756
Citigroup, Inc.:
4.45%, 9/29/2027	75,000	74,845
SOFR + 1.89%, 4.66%, 5/24/2028 (b)	175,000	174,981
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (b)	375,000	376,740
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	$175,000	$173,791
3.85%, 1/26/2027	118,000	117,810
ING Groep NV 3.95%, 3/29/2027	107,000	106,814
JPMorgan Chase & Co.:
SOFR + 0.93%, 5.57%, 4/22/2028 (b)	200,000	201,184
8.00%, 4/29/2027	200,000	204,844
Manufacturers & Traders Trust Co. 3.40%, 8/17/2027	110,000	108,846
Mitsubishi UFJ Financial Group, Inc. 3.68%, 2/22/2027	150,000	149,464
Mizuho Financial Group, Inc. 3.66%, 2/28/2027	110,000	109,585
Morgan Stanley Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	300,000	301,899
PNC Financial Services Group, Inc. SOFR + 1.73%, 6.62%, 10/20/2027 (b)	100,000	100,266
Royal Bank of Canada Series MTN, 6.00%, 11/1/2027	187,000	190,321
Santander Holdings USA, Inc. 4.40%, 7/13/2027	1,090,000	1,087,951
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	10,000	9,709
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (b)	100,000	99,571
Wells Fargo & Co. Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (b)	325,000	327,223
Westpac Banking Corp. 3.35%, 3/8/2027	120,000	119,362
		4,464,426
BEVERAGES — 0.3%
Keurig Dr. Pepper, Inc. 3.43%, 6/15/2027	134,000	132,893
BIOTECHNOLOGY — 2.2%
Amgen, Inc.:
2.20%, 2/21/2027	190,000	188,051
3.20%, 11/2/2027	70,000	68,919
CSL Finance PLC 3.85%, 4/27/2027 (c)	20,000	19,885
Gilead Sciences, Inc. 2.95%, 3/1/2027	110,000	109,223
Illumina, Inc. 5.75%, 12/13/2027	100,000	101,212
Royalty Pharma PLC 1.75%, 9/2/2027	475,000	462,517
		949,807
See accompanying notes to financial statements.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.1%
Lennox International, Inc. 1.70%, 8/1/2027	$35,000	$34,127
COMMERCIAL SERVICES — 0.3%
Equifax, Inc. 5.10%, 12/15/2027	20,000	20,110
Global Payments, Inc. 4.95%, 8/15/2027	95,000	95,271
		115,381
COMPUTERS — 0.4%
Apple, Inc. 3.00%, 6/20/2027 (a)	100,000	99,141
Dell International LLC/EMC Corp. 6.10%, 7/15/2027	60,000	60,649
		159,790
DIVERSIFIED FINANCIAL SERVICES — 5.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.65%, 7/21/2027	459,000	455,833
6.45%, 4/15/2027	484,000	489,203
Ally Financial, Inc.:
4.75%, 6/9/2027	73,000	73,125
7.10%, 11/15/2027 (a)	160,000	164,117
Capital One Financial Corp. 3.75%, 3/9/2027	120,000	119,595
Charles Schwab Corp. 3.30%, 4/1/2027	230,000	228,687
Jefferies Financial Group, Inc. 4.85%, 1/15/2027	465,000	465,070
ORIX Corp. 5.00%, 9/13/2027	20,000	20,075
Sumisho Air Lease Corp.:
3.63%, 4/1/2027	258,000	256,638
4.40%, 3/24/2028 (c)	80,000	79,453
		2,351,796
ELECTRIC — 9.4%
Alabama Power Co. 3.75%, 9/1/2027	125,000	124,219
American Electric Power Co., Inc. 5.75%, 11/1/2027	160,000	161,872
Appalachian Power Co. Series X, 3.30%, 6/1/2027	275,000	272,541
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	185,000	183,942
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	154,000	152,001
Consolidated Edison Co. of New York, Inc. Series B, 3.13%, 11/15/2027	85,000	83,606
DTE Energy Co. 4.95%, 7/1/2027	293,000	293,935
Duke Energy Corp. 5.00%, 12/8/2027	210,000	210,874
Security Description	Principal Amount	Value
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	$95,000	$94,253
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	455,000	452,702
Florida Power & Light Co. Series A, 3.30%, 5/30/2027	150,000	148,830
ITC Holdings Corp. 3.35%, 11/15/2027	245,000	241,215
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.10%, 5/6/2027	80,000	80,335
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	75,000	74,554
Pacific Gas & Electric Co. 3.30%, 3/15/2027	365,000	362,153
Sempra 3.25%, 6/15/2027	350,000	346,489
Southern California Edison Co.:
Series D, 4.70%, 6/1/2027	199,000	198,960
4.88%, 2/1/2027	105,000	105,075
Southern Co. 5.11%, 8/1/2027	65,000	65,344
Virginia Electric & Power Co.:
Series A, 3.50%, 3/15/2027	95,000	94,571
Series B, 3.75%, 5/15/2027	141,000	140,372
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (c)	30,000	29,881
5.05%, 12/30/2026 (c)	120,000	120,236
WEC Energy Group, Inc.:
1.38%, 10/15/2027	61,000	58,900
5.15%, 10/1/2027	20,000	20,120
		4,116,980
ELECTRONICS — 0.1%
Keysight Technologies, Inc. 4.60%, 4/6/2027	35,000	35,001
FOOD — 0.9%
Campbell's Co. 5.20%, 3/19/2027	165,000	165,573
Conagra Brands, Inc. 1.38%, 11/1/2027	125,000	120,170
Sysco Corp. 3.25%, 7/15/2027	95,000	94,060
		379,803
HEALTH CARE PRODUCTS — 0.5%
Smith & Nephew PLC 5.15%, 3/20/2027 (a)	155,000	155,367
Solventum Corp. 5.45%, 2/25/2027	71,000	71,284
		226,651
HEALTH CARE SERVICES — 1.8%
Centene Corp. 4.25%, 12/15/2027	101,000	100,352
See accompanying notes to financial statements.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
HCA, Inc. 4.50%, 2/15/2027	$675,000	$675,196
		775,548
HOME BUILDERS — 2.3%
Lennar Corp. 4.75%, 11/29/2027	315,000	315,126
Meritage Homes Corp. 5.13%, 6/6/2027	115,000	114,902
Toll Brothers Finance Corp. 4.88%, 3/15/2027	566,000	566,272
		996,300
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	35,000	34,273
HOUSEHOLD PRODUCTS & WARES — 0.4%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	190,000	187,885
INSURANCE — 3.0%
Aon Corp. 8.21%, 1/1/2027	388,000	392,350
Athene Global Funding 4.83%, 5/9/2028 (c)	300,000	298,743
Corebridge Financial, Inc. 3.65%, 4/5/2027	420,000	417,715
Lincoln Financial Global Funding 4.63%, 5/28/2028 (c)	50,000	49,773
Markel Group, Inc. 3.50%, 11/1/2027	55,000	54,223
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	45,000	44,594
Willis North America, Inc. 4.65%, 6/15/2027	64,000	64,041
		1,321,439
INTERNET — 1.1%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027	160,000	157,712
Amazon.com, Inc.:
3.85%, 3/13/2028	30,000	29,718
4.55%, 12/1/2027	206,000	206,426
Expedia Group, Inc. 4.63%, 8/1/2027	75,000	75,066
		468,922
INVESTMENT COMPANY SECURITIES — 6.6%
ARES Capital Corp. 7.00%, 1/15/2027	477,000	480,358
Blue Owl Credit Income Corp. 7.75%, 9/16/2027	470,000	480,843
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	480,000	474,566
FS KKR Capital Corp. 2.63%, 1/15/2027	404,000	398,906
Security Description	Principal Amount	Value
Main Street Capital Corp. 6.50%, 6/4/2027	$1,051,000	$1,061,941
		2,896,614
IRON/STEEL — 1.8%
ArcelorMittal SA 6.55%, 11/29/2027	774,000	789,937
LODGING — 6.8%
Hyatt Hotels Corp. 5.75%, 1/30/2027	669,000	671,676
Las Vegas Sands Corp. 5.90%, 6/1/2027	920,000	927,240
Marriott International, Inc. 5.00%, 10/15/2027	275,000	276,081
Sands China Ltd. 2.30%, 3/8/2027 (a)	1,123,000	1,108,042
		2,983,039
MACHINERY-DIVERSIFIED — 1.4%
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	509,000	503,971
Ingersoll Rand, Inc. 5.20%, 6/15/2027	110,000	110,572
		614,543
MEDIA — 2.7%
Discovery Global Holdings, Inc. 3.76%, 3/15/2027	100,000	99,419
FactSet Research Systems, Inc. 2.90%, 3/1/2027	545,000	539,790
Paramount Global 2.90%, 1/15/2027	535,000	530,864
		1,170,073
MINING — 1.5%
Freeport-McMoRan, Inc. 5.00%, 9/1/2027	367,000	366,919
Glencore Funding LLC 4.00%, 3/27/2027 (c)	265,000	264,221
Yamana Gold, Inc. 4.63%, 12/15/2027	20,000	19,918
		651,058
MISCELLANEOUS MANUFACTURER — 0.3%
Textron, Inc. 3.65%, 3/15/2027	115,000	114,395
OIL & GAS — 2.8%
BP Capital Markets America, Inc.:
3.59%, 4/14/2027	40,000	39,847
5.02%, 11/17/2027	225,000	226,377
BP Capital Markets PLC 3.28%, 9/19/2027	118,000	116,688
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	54,000	53,733
Coterra Energy, Inc. 3.90%, 5/15/2027	100,000	99,304
See accompanying notes to financial statements.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Devon Energy Corp. 3.90%, 5/15/2027 (c)	$240,000	$239,028
Diamondback Energy, Inc. 5.20%, 4/18/2027	335,000	336,404
Phillips 66 Co. 4.95%, 12/1/2027	125,000	125,548
		1,236,929
OIL & GAS SERVICES — 0.2%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (c)	75,000	75,337
PACKAGING & CONTAINERS — 1.6%
Berry Global, Inc. 1.65%, 1/15/2027	516,000	510,283
Sonoco Products Co. 2.25%, 2/1/2027	200,000	198,090
		708,373
PHARMACEUTICALS — 5.0%
AbbVie, Inc. 4.80%, 3/15/2027	345,000	345,731
Bayer Corp. 6.65%, 2/15/2028 (c)	500,000	512,140
Becton Dickinson & Co. 3.70%, 6/6/2027	100,000	99,410
Cencora, Inc. 3.45%, 12/15/2027	60,000	59,150
CVS Health Corp.:
3.63%, 4/1/2027	130,000	129,415
6.25%, 6/1/2027	389,000	393,863
Mylan, Inc. 4.55%, 4/15/2028	400,000	396,696
Viatris, Inc. 2.30%, 6/22/2027	250,000	245,208
		2,181,613
PIPELINES — 2.8%
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	90,000	90,164
Energy Transfer LP:
4.20%, 4/15/2027	142,000	141,773
5.50%, 6/1/2027	450,000	452,286
Enterprise Products Operating LLC 4.60%, 1/11/2027	230,000	230,131
Northwest Pipeline LLC 4.00%, 4/1/2027	55,000	54,840
ONEOK, Inc.:
4.00%, 7/13/2027	33,000	32,855
4.25%, 9/24/2027	140,000	139,618
Targa Resources Corp. 5.20%, 7/1/2027	93,000	93,489
		1,235,156
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 7.1%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2027	$341,000	$340,062
Brixmor Operating Partnership LP 3.90%, 3/15/2027	35,000	34,865
Digital Realty Trust LP 3.70%, 8/15/2027	330,000	327,565
DOC Dr. LLC 4.30%, 3/15/2027	56,000	55,941
Extra Space Storage LP 3.88%, 12/15/2027	110,000	108,960
Federal Realty OP LP 3.25%, 7/15/2027	350,000	346,223
Healthpeak OP LLC 1.35%, 2/1/2027	51,000	50,340
Highwoods Realty LP 3.88%, 3/1/2027 (a)	301,000	299,766
Kimco Realty OP LLC 3.80%, 4/1/2027	100,000	99,638
NNN REIT, Inc. 3.50%, 10/15/2027	128,000	126,431
SBA Communications Corp. 3.88%, 2/15/2027	1,000,000	997,140
Simon Property Group LP 3.38%, 12/1/2027	200,000	197,366
Tanger Properties LP 3.88%, 7/15/2027	95,000	94,381
		3,078,678
RETAIL — 0.8%
AutoNation, Inc. 3.80%, 11/15/2027 (a)	187,000	184,756
Darden Restaurants, Inc. 3.85%, 5/1/2027	110,000	109,543
Lowe's Cos., Inc. 3.35%, 4/1/2027	70,000	69,595
		363,894
SEMICONDUCTORS — 1.0%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	60,000	59,808
Intel Corp. 3.75%, 8/5/2027	390,000	387,457
		447,265
SHIPBUILDING — 0.3%
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	120,000	118,171
SOFTWARE — 3.8%
Oracle Corp. 3.25%, 11/15/2027	805,000	789,021
Synopsys, Inc. 4.55%, 4/1/2027	306,000	306,141
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	547,000	544,270
		1,639,432
See accompanying notes to financial statements.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 1.5%
AT&T, Inc. 2.30%, 6/1/2027	$100,000	$98,398
T-Mobile USA, Inc. 3.75%, 4/15/2027	560,000	557,564
		655,962
TRANSPORTATION — 0.7%
Norfolk Southern Corp.:
3.15%, 6/1/2027	60,000	59,413
7.80%, 5/15/2027	140,000	143,274
United Parcel Service, Inc. 3.05%, 11/15/2027	125,000	123,030
		325,717
TRUCKING & LEASING — 0.5%
GATX Corp. 3.85%, 3/30/2027	32,000	31,840
SMBC Aviation Capital Finance DAC 1.90%, 10/15/2026 (c)	200,000	199,410
		231,250
TOTAL CORPORATE BONDS & NOTES (Cost $42,983,255)		42,941,391

	Shares
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (d) (e)	258,288	258,288
State Street Navigator Securities Lending Portfolio II (f) (g)	1,082,377	1,082,377
TOTAL SHORT-TERM INVESTMENTS (Cost $1,340,665)		1,340,665
TOTAL INVESTMENTS — 101.3% (Cost $44,323,920)		44,282,056
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(585,602)
NET ASSETS — 100.0%		$43,696,454

(a)	All or a portion of the shares of the security are on loan at August 31, 2026.
(b)
Variable Rate Security - Interest rate shown is rate in effect at August 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 4.3% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$42,941,391	$—	$42,941,391
Short-Term Investments	1,340,665	—	—	1,340,665
TOTAL INVESTMENTS	$1,340,665	$42,941,391	$—	$44,282,056
See accompanying notes to financial statements.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	108,176	$108,176	$4,565,814	$4,415,702	$—	$—	258,288	$258,288	$8,853
State Street Navigator Securities Lending Portfolio II	715,235	715,235	12,898,460	12,531,318	—	—	1,082,377	1,082,377	1,104
Total		$823,411	$17,464,274	$16,947,020	$—	$—		$1,340,665	$9,957
See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
AEROSPACE & DEFENSE — 5.2%
Boeing Co.:
3.25%, 2/1/2028	$8,449,000	$8,276,894
3.25%, 3/1/2028	1,429,000	1,398,134
3.45%, 11/1/2028	7,411,000	7,208,457
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028	3,053,000	3,018,806
4.00%, 3/16/2029 (a)	235,000	230,535
Howmet Aerospace, Inc. 6.75%, 1/15/2028	4,627,000	4,753,548
L3Harris Technologies, Inc. 4.40%, 6/15/2028	15,531,000	15,443,315
Lockheed Martin Corp. 4.15%, 8/15/2028	257,000	255,037
Northrop Grumman Corp. 3.25%, 1/15/2028	1,145,000	1,124,424
RTX Corp.:
4.13%, 11/16/2028	1,092,000	1,078,787
6.70%, 8/1/2028	610,000	632,930
		43,420,867
AGRICULTURE — 4.6%
Altria Group, Inc. 6.20%, 11/1/2028	88,000	90,489
BAT Capital Corp. 2.26%, 3/25/2028	8,712,000	8,390,614
BAT International Finance PLC 4.45%, 3/16/2028	5,997,000	5,974,151
Bunge Ltd. Finance Corp. 4.10%, 1/7/2028	5,178,000	5,140,926
Imperial Brands Finance PLC 4.50%, 6/30/2028 (b)	1,430,000	1,421,878
Philip Morris International, Inc.:
3.13%, 3/2/2028	3,249,000	3,180,056
3.88%, 10/27/2028	2,449,000	2,409,130
4.13%, 4/28/2028 (a)	4,493,000	4,457,550
4.88%, 2/15/2028	4,368,000	4,384,249
5.25%, 9/7/2028	3,050,000	3,083,123
		38,532,166
AIRLINES — 0.8%
Delta Air Lines, Inc.:
4.38%, 4/19/2028	4,329,000	4,298,567
4.95%, 7/10/2028	2,437,000	2,440,851
		6,739,418
AUTO MANUFACTURERS — 4.7%
Cummins, Inc. 7.13%, 3/1/2028	15,000	15,588
Ford Motor Co. 6.63%, 10/1/2028	1,852,000	1,903,893
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	1,912,000	1,852,805
6.80%, 5/12/2028	1,692,000	1,734,317
6.80%, 11/7/2028	125,000	128,741
Security Description	Principal Amount	Value
General Motors Co. 5.35%, 4/15/2028	$3,592,000	$3,620,125
General Motors Financial Co., Inc.:
2.40%, 4/10/2028	4,943,000	4,758,181
2.40%, 10/15/2028	1,385,000	1,316,803
3.85%, 1/5/2028 (a)	92,000	90,874
4.20%, 10/27/2028	1,559,000	1,538,312
5.05%, 4/4/2028	2,925,000	2,934,945
5.80%, 6/23/2028	8,126,000	8,250,003
6.00%, 1/9/2028	3,197,000	3,243,964
Stellantis Finance U.S., Inc. 5.35%, 3/17/2028 (b)	200,000	200,108
Stellantis Financial Services U.S. Corp. 5.40%, 6/15/2029 (b)	2,738,000	2,705,801
Toyota Motor Corp. 3.67%, 7/20/2028 (a)	80,000	78,862
Toyota Motor Credit Corp.:
Series B, 3.75%, 1/12/2028	630,000	624,021
4.05%, 9/5/2028	24,000	23,755
4.63%, 1/12/2028	200,000	200,420
Series MTN, 5.25%, 9/11/2028	678,000	686,231
Volkswagen Group of America Finance LLC 5.05%, 3/27/2028 (b)	3,300,000	3,306,204
		39,213,953
BANKS — 14.3%
Banco Santander SA:
3.80%, 2/23/2028	4,817,000	4,750,814
4.38%, 4/12/2028	5,529,000	5,492,564
5.59%, 8/8/2028	5,854,000	5,938,707
6.61%, 11/7/2028	4,307,000	4,463,473
Bank of America Corp. SOFR + 1.63%, 5.20%, 4/25/2029 (c)	8,887,000	8,946,632
Bank of Montreal:
5.20%, 2/1/2028	1,144,000	1,152,923
5.72%, 9/25/2028	2,900,000	2,955,564
Bank of New York Mellon Corp. Series MTN, 3.00%, 10/30/2028	1,367,000	1,318,704
Bank of Nova Scotia 5.25%, 6/12/2028	383,000	387,404
Barclays PLC:
4.34%, 1/10/2028	1,506,000	1,498,304
4.84%, 5/9/2028	4,273,000	4,266,035
Canadian Imperial Bank of Commerce:
5.00%, 4/28/2028	1,126,000	1,132,125
5.99%, 10/3/2028	100,000	102,310
Capital One NA 4.65%, 9/13/2028	225,000	224,935
Citigroup, Inc.:
4.13%, 7/25/2028	150,000	148,181
See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
6.63%, 1/15/2028	$85,000	$87,313
Depository Trust Co. 4.30%, 3/27/2029 (b)	1,015,000	1,004,566
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (c)	1,227,000	1,232,693
Fifth Third Bancorp 3.95%, 3/14/2028	5,204,000	5,144,883
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	1,809,000	1,790,982
HSBC USA, Inc. 4.65%, 6/3/2028	1,221,000	1,221,037
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	2,601,000	2,571,271
Keybank National Association 6.95%, 2/1/2028 (a)	500,000	514,085
KeyCorp Series MTN, 4.10%, 4/30/2028	2,428,000	2,402,579
Lloyds Banking Group PLC:
4.38%, 3/22/2028	4,532,000	4,512,875
4.55%, 8/16/2028	6,282,000	6,260,453
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (c)	3,713,000	3,705,760
Mitsubishi UFJ Financial Group, Inc. 3.96%, 3/2/2028	2,061,000	2,042,781
Morgan Stanley:
3.59%, 7/22/2028 (c)	395,000	391,034
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	816,000	821,116
Morgan Stanley Private Bank NA SOFR + 0.77%, 4.47%, 7/6/2028 (a) (c)	4,046,000	4,042,035
PNC Bank NA:
3.25%, 1/22/2028	1,383,000	1,359,448
4.05%, 7/26/2028	6,068,000	5,996,155
Regions Financial Corp. 1.80%, 8/12/2028	3,138,000	2,964,123
Royal Bank of Canada Series GMTN, 5.20%, 8/1/2028	2,050,000	2,073,308
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	3,759,000	3,548,947
4.31%, 10/16/2028 (a)	1,194,000	1,183,075
5.52%, 1/13/2028 (a)	2,675,000	2,706,672
5.72%, 9/14/2028	5,629,000	5,726,382
5.80%, 7/13/2028	125,000	127,363
Toronto-Dominion Bank:
4.11%, 10/13/2028	6,221,000	6,143,113
5.16%, 1/10/2028	735,000	739,866
Security Description	Principal Amount	Value
U.S. Bancorp Series MTN, 3.90%, 4/26/2028	$3,608,000	$3,568,853
UBS AG 5.65%, 9/11/2028 (a)	1,041,000	1,061,476
Wells Fargo & Co. Series MTN, 4.15%, 1/24/2029	1,297,000	1,280,087
Westpac Banking Corp. 3.40%, 1/25/2028	31,000	30,556
		119,033,562
BEVERAGES — 1.6%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	250,000	250,263
Constellation Brands, Inc. 4.65%, 11/15/2028	653,000	650,617
Diageo Capital PLC 3.88%, 5/18/2028	129,000	127,448
Keurig Dr. Pepper, Inc.:
4.35%, 5/15/2028	5,611,000	5,566,561
4.60%, 5/25/2028	857,000	854,146
Maple Parent Holdings Corp. 4.75%, 3/26/2029 (b)	5,610,000	5,566,522
		13,015,557
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.65%, 8/15/2028	2,124,000	2,004,079
5.15%, 3/2/2028	5,559,000	5,594,855
Gilead Sciences, Inc. 4.25%, 5/20/2028	15,000	14,932
		7,613,866
CHEMICALS — 1.4%
Eastman Chemical Co. 4.50%, 12/1/2028	5,598,000	5,552,264
Ecolab, Inc. 4.30%, 6/15/2028	1,566,000	1,559,752
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	476,000	472,602
Nutrien Ltd. 4.90%, 3/27/2028	100,000	100,227
Sherwin-Williams Co. 4.30%, 8/15/2028	4,061,000	4,026,400
		11,711,245
COMMERCIAL SERVICES — 0.2%
Block Financial LLC 2.50%, 7/15/2028	511,000	488,690
Global Payments, Inc. 4.50%, 11/15/2028	155,000	152,872
Mobility Global, Inc. 5.05%, 6/15/2029 (b)	630,000	626,579
Moody's Corp. 3.25%, 1/15/2028	22,000	21,624
See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
PayPal Holdings, Inc. 4.45%, 3/6/2028	$50,000	$49,834
		1,339,599
COMPUTERS — 0.8%
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	750,000	714,233
International Business Machines Corp. 4.50%, 2/6/2028	1,612,000	1,610,162
Kyndryl Holdings, Inc. 2.70%, 10/15/2028	4,346,000	4,095,453
		6,419,848
CONSTRUCTION MATERIALS — 0.0% *
Trane Technologies Holdco, Inc. 3.75%, 8/21/2028	98,000	96,482
COSMETICS/PERSONAL CARE — 0.4%
Kenvue, Inc. 5.05%, 3/22/2028	3,569,000	3,592,020
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 5.75%, 6/15/2028	864,000	873,642
DIVERSIFIED FINANCIAL SERVICES — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	6,680,000	6,417,677
3.88%, 1/23/2028 (a)	1,740,000	1,718,615
5.75%, 6/6/2028	1,525,000	1,548,012
Aircastle Ltd. 6.50%, 7/18/2028 (b)	590,000	605,098
Ally Financial, Inc. 2.20%, 11/2/2028	2,483,000	2,344,498
Jefferies Financial Group, Inc. 5.88%, 7/21/2028	4,817,000	4,899,612
Stellantis Financial Services U.S. Corp. 4.95%, 9/15/2028 (b)	1,830,000	1,814,225
Sumisho Air Lease Corp.:
2.10%, 9/1/2028	3,985,000	3,770,846
4.40%, 3/24/2028 (b)	3,562,000	3,537,672
4.50%, 3/24/2029 (b)	483,000	476,803
4.63%, 10/1/2028	3,456,000	3,441,278
		30,574,336
ELECTRIC — 7.7%
AEP Texas, Inc. 3.95%, 6/1/2028	123,000	121,263
Ameren Corp. 1.75%, 3/15/2028	461,000	440,670
Ameren Illinois Co. 3.80%, 5/15/2028	236,000	232,975
American Electric Power Co., Inc. Series J, 4.30%, 12/1/2028	2,190,000	2,167,049
Security Description	Principal Amount	Value
Atlantic City Electric Co. 4.00%, 10/15/2028	$100,000	$98,639
Berkshire Hathaway Energy Co. 3.25%, 4/15/2028	191,000	186,880
Black Hills Corp. 5.95%, 3/15/2028	1,000,000	1,016,430
CenterPoint Energy Houston Electric LLC 5.20%, 10/1/2028	400,000	404,188
Commonwealth Edison Co. 3.70%, 8/15/2028	565,000	555,672
Constellation Energy Generation LLC:
3.90%, 1/8/2028	1,268,000	1,255,320
5.60%, 3/1/2028	2,277,000	2,305,599
Consumers Energy Co. 4.65%, 3/1/2028	200,000	200,280
Dominion Energy, Inc.:
4.25%, 6/1/2028	164,000	162,639
4.60%, 5/15/2028	695,000	693,541
Duke Energy Carolinas LLC:
3.95%, 11/15/2028	640,000	630,355
Series A, 6.00%, 12/1/2028	1,432,000	1,469,762
Duke Energy Corp. 4.30%, 3/15/2028	2,466,000	2,452,807
Duke Energy Progress LLC 3.70%, 9/1/2028	286,000	280,995
Edison International:
5.00%, 5/5/2028	1,200,000	1,197,516
5.25%, 11/15/2028	610,000	606,907
Emera U.S. Finance LLC 4.50%, 4/1/2029	1,050,000	1,037,495
Entergy Louisiana LLC 3.25%, 4/1/2028	80,000	78,374
Entergy Mississippi LLC 2.85%, 6/1/2028	638,000	618,949
Evergy Kansas Central, Inc. 4.70%, 3/13/2028	263,000	262,853
Exelon Corp. 5.15%, 3/15/2028	1,086,000	1,092,766
Florida Power & Light Co. 5.05%, 4/1/2028	6,000	6,047
Georgia Power Co.:
4.00%, 10/1/2028	906,000	895,400
4.65%, 5/16/2028	514,000	514,488
Interstate Power & Light Co. 4.10%, 9/26/2028	846,000	834,884
National Grid PLC 5.60%, 6/12/2028	1,770,000	1,794,019
National Rural Utilities Cooperative Finance Corp.:
3.40%, 2/7/2028	580,000	570,418
3.90%, 11/1/2028	238,000	233,787
Series D, 4.15%, 8/25/2028	1,407,000	1,393,943
4.75%, 2/7/2028	200,000	200,290
Series MTN, 5.05%, 9/15/2028	1,384,000	1,392,622
See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	$2,370,000	$2,257,757
4.85%, 2/4/2028	175,000	175,579
Oncor Electric Delivery Co. LLC 4.30%, 5/15/2028	125,000	124,329
Pacific Gas & Electric Co.:
3.00%, 6/15/2028	3,330,000	3,224,972
3.75%, 7/1/2028	4,274,000	4,184,460
4.65%, 8/1/2028	2,483,000	2,474,409
5.00%, 6/4/2028	3,166,000	3,174,010
Pinnacle West Capital Corp. 4.90%, 5/15/2028	1,201,000	1,203,846
Public Service Electric & Gas Co. Series MTN, 3.65%, 9/1/2028	108,000	105,947
Public Service Enterprise Group, Inc. 5.88%, 10/15/2028	1,144,000	1,166,754
San Diego Gas & Electric Co. 4.95%, 8/15/2028	1,296,000	1,302,700
Sempra 3.40%, 2/1/2028	5,448,000	5,347,375
Southern California Edison Co.:
Series B, 3.65%, 3/1/2028	600,000	589,206
5.30%, 3/1/2028	1,225,000	1,232,301
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	1,403,000	1,342,292
4.85%, 6/15/2028	2,695,000	2,701,225
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	200,000	197,452
System Energy Resources, Inc. 6.00%, 4/15/2028	500,000	508,120
Virginia Electric & Power Co. Series A, 3.80%, 4/1/2028	3,056,000	3,015,844
Vistra Operations Co. LLC:
4.30%, 10/15/2028 (b)	250,000	246,068
4.55%, 10/30/2028 (b)	510,000	504,451
WEC Energy Group, Inc. 2.20%, 12/15/2028	1,510,000	1,426,557
		63,911,476
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
nVent Finance SARL 4.55%, 4/15/2028	495,000	492,050
ELECTRONICS — 0.4%
Hubbell, Inc. 3.50%, 2/15/2028	96,000	94,476
Vontier Corp. 2.40%, 4/1/2028	3,306,000	3,178,289
		3,272,765
ENGINEERING & CONSTRUCTION — 0.5%
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	3,838,000	3,940,244
Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc. 3.95%, 5/15/2028	$1,720,000	$1,701,888
Veralto Corp. 5.35%, 9/18/2028	75,000	75,802
		1,777,690
FOOD — 0.4%
Conagra Brands, Inc. 7.00%, 10/1/2028	991,000	1,028,559
Hormel Foods Corp. 1.70%, 6/3/2028	164,000	156,049
J.M. Smucker Co. 5.90%, 11/15/2028	2,404,000	2,460,831
		3,645,439
GAS — 0.5%
NiSource, Inc. 5.25%, 3/30/2028	3,735,000	3,766,262
Southwest Gas Corp. 5.45%, 3/23/2028	566,000	571,468
		4,337,730
HEALTH CARE PRODUCTS — 0.9%
Baxter International, Inc. 4.45%, 2/15/2029	740,000	729,869
Edwards Lifesciences Corp. 4.30%, 6/15/2028	159,000	157,820
GE HealthCare Technologies, Inc. 4.15%, 12/15/2028	784,000	773,487
Revvity, Inc. 1.90%, 9/15/2028	1,855,000	1,749,525
Stryker Corp.:
3.65%, 3/7/2028	317,000	312,362
4.70%, 2/10/2028	996,000	997,205
4.85%, 12/8/2028	2,275,000	2,280,301
Thermo Fisher Scientific, Inc. 1.75%, 10/15/2028	146,000	137,550
Zimmer Biomet Holdings, Inc. 5.35%, 12/1/2028	512,000	517,468
		7,655,587
HEALTH CARE SERVICES — 3.0%
Centene Corp. 2.45%, 7/15/2028	6,655,000	6,345,277
Cigna Group 4.38%, 10/15/2028	3,207,000	3,181,825
HCA, Inc.:
5.20%, 6/1/2028	1,205,000	1,213,254
5.63%, 9/1/2028	11,096,000	11,237,141
Humana, Inc.:
5.75%, 3/1/2028	236,000	239,014
5.75%, 12/1/2028	429,000	436,177
Toledo Hospital Series B, 5.33%, 11/15/2028	90,000	90,028
See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 3.88%, 12/15/2028	$2,364,000	$2,323,930
		25,066,646
HOME BUILDERS — 0.5%
Toll Brothers Finance Corp. 4.35%, 2/15/2028	3,832,000	3,811,882
HOUSEHOLD PRODUCTS & WARES — 0.3%
Avery Dennison Corp. 4.88%, 12/6/2028	1,892,000	1,896,200
Kimberly-Clark Corp. 3.95%, 11/1/2028	340,000	335,546
		2,231,746
INSURANCE — 1.4%
Athene Global Funding:
4.83%, 5/9/2028 (b)	4,700,000	4,680,307
5.13%, 6/1/2029 (b)	2,000,000	1,993,160
Athene Holding Ltd. 4.13%, 1/12/2028	2,243,000	2,216,734
Brown & Brown, Inc. 4.70%, 6/23/2028	930,000	927,610
Lincoln Financial Global Funding 4.63%, 5/28/2028 (b)	75,000	74,659
Lincoln National Corp. 3.80%, 3/1/2028	2,065,000	2,033,344
		11,925,814
INTERNET — 1.1%
Airbnb, Inc. 4.40%, 3/16/2029	245,000	242,883
Alphabet, Inc. 3.88%, 11/15/2028 (a)	25,000	24,674
Amazon.com, Inc.:
1.65%, 5/12/2028 (a)	470,000	448,136
3.85%, 3/13/2028	160,000	158,496
3.90%, 11/20/2028	1,485,000	1,462,873
4.00%, 3/13/2029	335,000	329,278
Expedia Group, Inc. 3.80%, 2/15/2028	5,743,000	5,667,307
Meta Platforms, Inc. 4.60%, 5/15/2028	865,000	866,644
		9,200,291
INVESTMENT COMPANY SECURITIES — 2.2%
Apollo Debt Solutions BDC 6.90%, 4/13/2029	3,700,000	3,781,067
ARES Capital Corp. 2.88%, 6/15/2028	2,125,000	2,040,914
Blackstone Private Credit Fund:
4.00%, 1/15/2029 (a)	2,000,000	1,918,380
7.30%, 11/27/2028	321,000	331,015
Blue Owl Capital Corp. 2.88%, 6/11/2028	1,054,000	1,002,407
Blue Owl Credit Income Corp. 7.75%, 9/16/2027	2,870,000	2,936,211
Security Description	Principal Amount	Value
Goldman Sachs Private Credit Corp. 5.38%, 1/31/2029	$150,000	$148,935
Golub Capital BDC, Inc. 7.05%, 12/5/2028	761,000	780,900
Main Street Capital Corp. 5.40%, 8/15/2028	4,978,000	4,972,275
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	248,000	254,078
		18,166,182
IRON/STEEL — 0.2%
ArcelorMittal SA 6.55%, 11/29/2027	1,800,000	1,837,062
Nucor Corp. 3.95%, 5/1/2028	150,000	148,610
		1,985,672
IT SERVICES — 0.2%
Hewlett Packard Enterprise Co. 4.15%, 9/15/2028	1,557,000	1,538,051
LEISURE TIME — 2.2%
Carnival Corp. Ltd. 4.00%, 8/1/2028 (b)	5,490,000	5,376,357
Royal Caribbean Cruises Ltd. 3.70%, 3/15/2028	13,364,000	13,155,121
		18,531,478
LODGING — 4.5%
Hyatt Hotels Corp.:
4.38%, 9/15/2028	2,284,000	2,263,330
5.05%, 3/30/2028	2,453,000	2,459,942
Las Vegas Sands Corp. 5.63%, 6/15/2028	16,558,000	16,703,545
Marriott International, Inc.:
Series X, 4.00%, 4/15/2028	3,534,000	3,497,034
5.55%, 10/15/2028	4,941,000	5,015,757
Sands China Ltd. 5.40%, 8/8/2028	7,302,000	7,347,784
		37,287,392
MACHINERY-DIVERSIFIED — 0.6%
CNH Industrial Capital LLC 4.55%, 4/10/2028	1,539,000	1,530,967
Ingersoll Rand, Inc. 5.40%, 8/14/2028	1,322,000	1,337,943
John Deere Capital Corp. Series MTN, 4.75%, 1/20/2028	240,000	241,037
Otis Worldwide Corp. 5.25%, 8/16/2028	2,219,000	2,239,947
		5,349,894
See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
MEDIA — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	$7,435,000	$7,287,713
4.20%, 3/15/2028	8,818,000	8,689,433
5.05%, 3/30/2029	760,000	753,578
Discovery Communications LLC 3.95%, 3/20/2028	53,000	52,411
		16,783,135
MINING — 0.4%
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	976,000	966,093
Glencore Funding LLC 6.13%, 10/6/2028 (b)	2,083,000	2,130,680
		3,096,773
MISCELLANEOUS MANUFACTURER — 0.1%
Eaton Corp. 4.35%, 5/18/2028	856,000	852,995
OIL & GAS — 1.7%
BP Capital Markets America, Inc.:
3.94%, 9/21/2028	2,408,000	2,374,192
4.23%, 11/6/2028	5,526,000	5,478,587
BP Capital Markets PLC 3.72%, 11/28/2028	1,212,000	1,188,039
Devon Energy Corp. 5.88%, 6/15/2028	536,000	536,182
EOG Resources, Inc. 4.40%, 7/15/2028	144,000	143,467
Marathon Petroleum Corp. 3.80%, 4/1/2028	838,000	826,561
Phillips 66 Co.:
3.75%, 3/1/2028	615,000	608,585
3.90%, 3/15/2028	1,562,000	1,548,739
Shell Finance U.S., Inc. 3.88%, 11/13/2028	560,000	551,801
Shell International Finance BV 3.88%, 11/13/2028	12,000	11,858
Valero Energy Corp. 4.35%, 6/1/2028	586,000	583,334
		13,851,345
OIL & GAS SERVICES — 0.1%
Schlumberger Holdings Corp. 4.50%, 5/15/2028 (b)	653,000	650,884
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	566,000	563,232
Berry Global, Inc. 5.50%, 4/15/2028	1,509,500	1,526,497
WRKCo, Inc.:
3.90%, 6/1/2028	1,052,000	1,035,484
Security Description	Principal Amount	Value
4.00%, 3/15/2028	$290,000	$286,743
		3,411,956
PHARMACEUTICALS — 5.6%
AbbVie, Inc.:
3.78%, 3/3/2028	1,118,000	1,104,897
4.25%, 11/14/2028	310,000	307,501
4.50%, 8/18/2028	840,000	838,160
4.65%, 3/15/2028	3,864,000	3,867,748
Bayer Corp. 6.65%, 2/15/2028 (b)	900,000	921,852
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (b)	5,220,000	5,149,948
Bayer U.S. Finance LLC 6.25%, 1/21/2029 (b)	200,000	205,514
Becton Dickinson & Co. 4.69%, 2/13/2028	1,524,000	1,523,467
CVS Health Corp. 4.30%, 3/25/2028	14,943,000	14,843,330
Eli Lilly & Co. 4.00%, 10/15/2028	54,000	53,464
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/2028	1,340,000	1,326,694
Johnson & Johnson 4.55%, 3/1/2028	44,000	44,118
McKesson Corp.:
3.95%, 2/16/2028	97,000	96,158
4.90%, 7/15/2028	370,000	371,761
Merck & Co., Inc. 1.90%, 12/10/2028	30,000	28,296
Merck Sharp & Dohme LLC 6.40%, 3/1/2028	10,000	10,272
Mylan, Inc. 4.55%, 4/15/2028	9,266,000	9,189,463
Novartis Capital Corp.:
3.90%, 11/5/2028	481,000	474,588
4.10%, 3/16/2029	80,000	79,023
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2028	1,189,000	1,186,028
Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/2028	3,933,000	3,945,586
Zoetis, Inc. 4.15%, 8/17/2028	560,000	554,506
		46,122,374
PIPELINES — 3.7%
Enbridge, Inc.:
4.20%, 11/20/2028	1,743,000	1,722,537
6.00%, 11/15/2028	136,000	139,354
Energy Transfer LP:
4.95%, 5/15/2028	4,305,000	4,316,150
4.95%, 6/15/2028	3,853,000	3,863,942
5.55%, 2/15/2028	100,000	101,106
6.10%, 12/1/2028	4,273,000	4,386,021
See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Enterprise Products Operating LLC:
4.15%, 10/16/2028	$1,515,000	$1,500,062
4.30%, 6/20/2028	844,000	840,075
Kinder Morgan, Inc. 4.30%, 3/1/2028	750,000	747,120
ONEOK, Inc.:
4.55%, 7/15/2028	2,524,000	2,513,828
5.63%, 1/15/2028 (b)	2,000,000	2,014,340
5.65%, 11/1/2028	2,603,000	2,645,976
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	835,000	829,439
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/2028 (a)	2,710,000	2,708,726
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	106,000	110,677
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	315,000	312,666
Western Midstream Operating LP 4.75%, 8/15/2028	797,000	795,358
Williams Cos., Inc. 5.30%, 8/15/2028	903,000	912,265
		30,459,642
REAL ESTATE INVESTMENT TRUSTS — 4.2%
Agree LP 2.00%, 6/15/2028	229,000	218,230
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	1,383,000	1,366,280
American Homes 4 Rent LP 4.25%, 2/15/2028	583,000	577,934
Crown Castle, Inc. 4.80%, 9/1/2028	150,000	149,852
CubeSmart LP 2.25%, 12/15/2028	103,000	97,298
Digital Realty Trust LP 4.45%, 7/15/2028	2,289,000	2,273,183
DOC Dr. LLC 3.95%, 1/15/2028	445,000	440,323
EPR Properties 4.95%, 4/15/2028	610,000	608,664
ERP Operating LP:
1.90%, 12/1/2028	650,000	610,759
Series MTN, 3.20%, 1/15/2028	245,000	240,423
3.50%, 3/1/2028	63,000	61,984
4.15%, 12/1/2028	200,000	197,462
Extra Space Storage LP 5.70%, 4/1/2028	1,597,000	1,618,128
Federal Realty OP LP 5.38%, 5/1/2028	978,000	986,186
GLP Capital LP/GLP Financing II, Inc. 5.75%, 6/1/2028	680,000	685,977
Security Description	Principal Amount	Value
Highwoods Realty LP:
4.13%, 3/15/2028	$4,500,000	$4,436,100
4.20%, 4/15/2029	1,000,000	975,740
Host Hotels & Resorts LP 4.25%, 12/15/2028	544,000	535,862
Kilroy Realty LP 4.75%, 12/15/2028	4,015,000	3,975,452
Prologis LP:
4.00%, 9/15/2028	484,000	478,056
4.88%, 6/15/2028	503,000	505,601
Public Storage Operating Co. 1.85%, 5/1/2028	570,000	545,273
Realty Income Corp.:
2.10%, 3/15/2028	865,000	833,177
2.20%, 6/15/2028	740,000	708,809
3.40%, 1/15/2028	50,000	49,193
4.70%, 12/15/2028	75,000	74,956
SBA Communications Corp. 3.13%, 2/1/2029	1,000,000	956,320
Simon Property Group LP 1.75%, 2/1/2028	70,000	67,350
UDR, Inc. Series GMTN, 3.50%, 1/15/2028	411,000	404,342
VICI Properties LP 4.75%, 2/15/2028	7,578,000	7,562,465
Welltower OP LLC 4.25%, 4/15/2028 (a)	2,480,000	2,465,864
		34,707,243
RETAIL — 1.6%
AutoNation, Inc.:
1.95%, 8/1/2028	3,494,000	3,307,385
3.80%, 11/15/2027 (a)	53,000	52,364
AutoZone, Inc.:
4.50%, 2/1/2028	953,000	950,398
6.25%, 11/1/2028	350,000	360,042
Dollar General Corp. 5.20%, 7/5/2028	1,381,000	1,390,584
Dollar Tree, Inc. 4.20%, 5/15/2028	278,000	275,251
Home Depot, Inc. 1.50%, 9/15/2028	200,000	188,444
Lowe's Cos., Inc.:
1.30%, 4/15/2028	224,000	212,372
4.00%, 10/15/2028	785,000	773,288
6.88%, 2/15/2028	298,000	307,304
McDonald's Corp.:
Series MTN, 3.80%, 4/1/2028	862,000	851,492
4.80%, 8/14/2028	425,000	426,360
O'Reilly Automotive, Inc. 4.35%, 6/1/2028	4,263,000	4,234,054
Starbucks Corp.:
4.00%, 11/15/2028	50,000	49,250
4.50%, 5/15/2028	52,000	51,859
		13,430,447
See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
SEMICONDUCTORS — 4.9%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	$1,644,000	$1,638,739
Analog Devices, Inc.:
1.70%, 10/1/2028	894,000	841,978
4.25%, 6/15/2028	66,000	65,658
Broadcom, Inc.:
1.95%, 2/15/2028	2,116,000	2,036,671
4.80%, 4/15/2028 (a)	5,894,000	5,902,016
Intel Corp.:
1.60%, 8/12/2028	6,285,000	5,919,653
4.88%, 2/10/2028	8,454,000	8,471,077
Marvell Technology, Inc.:
2.45%, 4/15/2028	7,770,000	7,497,195
4.88%, 6/22/2028	6,208,000	6,218,864
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 8/19/2028	130,000	128,672
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	2,000,000	1,950,820
		40,671,343
SHIPBUILDING — 0.6%
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	4,960,000	4,700,046
SOFTWARE — 4.4%
Fidelity National Information Services, Inc. 4.45%, 3/10/2028	3,949,000	3,927,123
Fiserv, Inc. 5.38%, 8/21/2028	2,574,000	2,594,026
Intuit, Inc. 5.13%, 9/15/2028	238,000	239,854
Oracle Corp.:
2.30%, 3/25/2028	1,085,000	1,038,345
4.50%, 5/6/2028	8,233,000	8,146,636
4.55%, 2/4/2029	775,000	757,400
4.80%, 8/3/2028	13,067,000	12,975,139
Roper Technologies, Inc. 4.20%, 9/15/2028	265,000	261,931
ServiceNow, Inc. 4.25%, 5/15/2028	2,890,000	2,873,469
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	2,863,000	2,871,560
VMware LLC 1.80%, 8/15/2028	503,000	476,024
		36,161,507
TELECOMMUNICATIONS — 2.7%
AT&T, Inc.:
1.65%, 2/1/2028	5,046,000	4,838,054
4.10%, 2/15/2028	2,391,000	2,371,513
British Telecommunications Ltd. 5.13%, 12/4/2028	464,000	466,297
Security Description	Principal Amount	Value
Sprint Capital Corp. 6.88%, 11/15/2028	$2,801,000	$2,919,118
T-Mobile USA, Inc.:
2.05%, 2/15/2028	4,031,000	3,885,239
4.80%, 7/15/2028	5,023,000	5,031,991
4.95%, 3/15/2028 (a)	1,475,000	1,480,930
Verizon Communications, Inc. 4.33%, 9/21/2028 (a)	1,063,000	1,060,959
		22,054,101
TRANSPORTATION — 0.4%
Canadian National Railway Co. 6.90%, 7/15/2028	341,000	354,950
Canadian Pacific Railway Co. 4.00%, 6/1/2028	1,970,000	1,949,020
Ryder System, Inc. 6.30%, 12/1/2028	291,000	299,986
Union Pacific Corp. 3.95%, 9/10/2028	477,000	471,381
		3,075,337
TOTAL CORPORATE BONDS & NOTES (Cost $820,389,231)		816,333,718

	Shares
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (d) (e)	233,717	233,717
State Street Navigator Securities Lending Portfolio II (f) (g)	17,166,413	17,166,413
TOTAL SHORT-TERM INVESTMENTS (Cost $17,400,130)		17,400,130
TOTAL INVESTMENTS — 100.5% (Cost $837,789,361)		833,733,848
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(4,474,687)
NET ASSETS — 100.0%		$829,259,161

(a)	All or a portion of the shares of the security are on loan at August 31, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 5.7% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Variable Rate Security - Interest rate shown is rate in effect at August 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

See accompanying notes to financial statements.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$816,333,718	$—	$816,333,718
Short-Term Investments	17,400,130	—	—	17,400,130
TOTAL INVESTMENTS	$17,400,130	$816,333,718	$—	$833,733,848
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	153,249	$153,249	$34,924,158	$34,843,690	$—	$—	233,717	$233,717	$30,895
State Street Navigator Securities Lending Portfolio II	1,175,930	1,175,930	66,800,935	50,810,452	—	—	17,166,413	17,166,413	13,424
Total		$1,329,179	$101,725,093	$85,654,142	$—	$—		$17,400,130	$44,319
See accompanying notes to financial statements.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.6%
AEROSPACE & DEFENSE — 4.0%
Boeing Co. 6.30%, 5/1/2029	$623,000	$643,503
Honeywell Aerospace, Inc. 4.00%, 3/16/2029 (a)	45,000	44,145
Howmet Aerospace, Inc. 3.00%, 1/15/2029 (a)	430,000	412,890
L3Harris Technologies, Inc. 5.05%, 6/1/2029	490,000	492,583
		1,593,121
AGRICULTURE — 3.6%
BAT International Finance PLC 5.93%, 2/2/2029	306,000	313,656
Bunge Ltd. Finance Corp. 4.20%, 9/17/2029	425,000	417,146
Philip Morris International, Inc. 5.63%, 11/17/2029	675,000	689,897
		1,420,699
AUTO MANUFACTURERS — 4.3%
Ford Motor Credit Co. LLC 5.11%, 5/3/2029	385,000	381,620
General Motors Co. 5.40%, 10/15/2029	198,000	199,903
General Motors Financial Co., Inc.:
4.75%, 4/6/2029	51,000	50,713
4.90%, 10/6/2029	475,000	473,523
5.55%, 7/15/2029	230,000	233,245
Stellantis Financial Services U.S. Corp. 5.40%, 6/15/2029 (b)	330,000	326,119
Toyota Motor Credit Corp. Series MTN, 4.45%, 6/29/2029	17,000	16,875
		1,681,998
AUTO PARTS & EQUIPMENT — 0.2%
BorgWarner, Inc. 4.95%, 8/15/2029	17,000	16,939
Lear Corp. 4.25%, 5/15/2029	50,000	48,966
		65,905
BANKS — 8.4%
Banco Santander SA 4.60%, 4/15/2029	240,000	238,037
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	110,000	107,708
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	80,000	80,537
Depository Trust Co. 4.30%, 3/27/2029 (b)	250,000	247,430
Security Description	Principal Amount	Value
Deutsche Bank AG SOFR + 2.51%, 6.82%, 11/20/2029 (c)	$150,000	$155,733
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	50,000	49,206
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	160,000	155,101
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (c)	200,000	199,610
Mitsubishi UFJ Financial Group, Inc. 3.20%, 7/18/2029	100,000	95,478
Morgan Stanley SOFR + 1.45%, 5.17%, 1/16/2030 (c)	85,000	85,386
Royal Bank of Canada Series GMTN, 4.95%, 2/1/2029	50,000	50,297
Sumitomo Mitsui Financial Group, Inc.:
3.04%, 7/16/2029	205,000	194,828
5.72%, 9/14/2028	210,000	213,633
Toronto-Dominion Bank 4.11%, 10/13/2028	100,000	98,748
U.S. Bancorp:
Series DMTN, 3.00%, 7/30/2029	225,000	213,833
SOFR + 2.02%, 5.78%, 6/12/2029 (a) (c)	110,000	111,891
Wells Fargo & Co.:
Series MTN, 4.15%, 1/24/2029	604,000	596,124
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	310,000	312,061
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	85,000	86,167
		3,291,808
BEVERAGES — 1.9%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	280,000	280,294
Coca-Cola Consolidated, Inc. 5.25%, 6/1/2029	50,000	50,567
Maple Parent Holdings Corp. 4.75%, 3/26/2029 (b)	384,000	381,024
PepsiCo, Inc. 2.63%, 7/29/2029	20,000	18,954
		730,839
BIOTECHNOLOGY — 1.1%
Gilead Sciences, Inc. 4.80%, 11/15/2029	102,000	102,186
Royalty Pharma PLC 5.15%, 9/2/2029	315,000	316,710
		418,896
See accompanying notes to financial statements.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
CHEMICALS — 1.5%
Air Products & Chemicals, Inc. 4.60%, 2/8/2029	$45,000	$44,916
Dow Chemical Co. 7.38%, 11/1/2029	24,000	25,858
Eastman Chemical Co. 5.00%, 8/1/2029	426,000	426,225
Ecolab, Inc. 4.60%, 6/15/2029	100,000	99,654
		596,653
COMMERCIAL SERVICES — 1.2%
Mobility Global, Inc. 5.05%, 6/15/2029 (b)	40,000	39,783
Verisk Analytics, Inc. 4.13%, 3/15/2029	454,000	446,404
		486,187
COMPUTERS — 1.2%
Apple, Inc. 2.20%, 9/11/2029	51,000	47,775
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	130,000	123,801
Kyndryl Holdings, Inc. 2.70%, 10/15/2028	300,000	282,705
		454,281
CONSTRUCTION MATERIALS — 0.1%
Owens Corning 3.95%, 8/15/2029	50,000	48,745
DIVERSIFIED FINANCIAL SERVICES — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.63%, 9/10/2029	125,000	123,590
Blackrock, Inc. 4.70%, 3/14/2029	50,000	50,122
Charles Schwab Corp. 4.00%, 2/1/2029	10,000	9,863
Sumisho Air Lease Corp. 4.50%, 3/24/2029 (b)	294,000	290,228
		473,803
ELECTRIC — 9.1%
AEP Texas, Inc. 5.45%, 5/15/2029	100,000	101,391
Ameren Corp. 5.00%, 1/15/2029	60,000	60,235
American Electric Power Co., Inc. 5.20%, 1/15/2029	312,000	314,671
CenterPoint Energy, Inc. 5.40%, 6/1/2029	285,000	289,212
Consumers Energy Co. 4.60%, 5/30/2029	125,000	124,599
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	100,000	96,036
5.10%, 3/1/2029	234,000	235,395
Security Description	Principal Amount	Value
Duke Energy Corp. 4.85%, 1/5/2029	$160,000	$160,126
Emera U.S. Finance LLC 4.50%, 4/1/2029	250,000	247,022
Entergy Texas, Inc. 4.00%, 3/30/2029	72,000	70,687
Exelon Corp. 5.15%, 3/15/2029	210,000	211,569
Georgia Power Co. Series B, 2.65%, 9/15/2029	60,000	56,366
Jersey Central Power & Light Co. 4.15%, 1/15/2029	75,000	74,028
Pacific Gas & Electric Co.:
4.20%, 3/1/2029	69,000	67,672
5.55%, 5/15/2029	335,000	339,861
PacifiCorp 5.10%, 2/15/2029	195,000	195,909
Pinnacle West Capital Corp. 4.65%, 6/1/2029	110,000	109,344
Public Service Enterprise Group, Inc. 5.20%, 4/1/2029	260,000	261,963
Southern California Edison Co.:
2.85%, 8/1/2029 (a)	49,000	46,098
5.15%, 6/1/2029	95,000	95,182
Southern Co. 5.50%, 3/15/2029	175,000	177,791
Vistra Operations Co. LLC 4.30%, 10/15/2028 (b)	250,000	246,068
		3,581,225
ELECTRONICS — 0.4%
Allegion PLC 3.50%, 10/1/2029	170,000	162,789
ENVIRONMENTAL CONTROL — 1.3%
Republic Services, Inc.:
4.88%, 4/1/2029	295,000	295,932
5.00%, 11/15/2029	225,000	226,379
		522,311
FOOD — 1.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.00%, 2/2/2029	235,000	224,719
Mars, Inc. 4.80%, 3/1/2030 (b)	100,000	99,491
Tyson Foods, Inc. 4.35%, 3/1/2029	170,000	168,053
		492,263
HEALTH CARE PRODUCTS — 1.6%
Baxter International, Inc. 4.45%, 2/15/2029	242,000	238,687
Boston Scientific Corp. 4.00%, 3/1/2029	25,000	24,765
GE HealthCare Technologies, Inc. 4.80%, 8/14/2029	65,000	64,967
See accompanying notes to financial statements.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Stryker Corp. 4.25%, 9/11/2029	$60,000	$59,062
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029 (a)	225,000	226,775
		614,256
HEALTH CARE SERVICES — 3.8%
Centene Corp.:
2.45%, 7/15/2028	600,000	572,076
4.63%, 12/15/2029	113,000	110,185
HCA, Inc.:
3.38%, 3/15/2029	413,000	398,347
4.13%, 6/15/2029	435,000	426,583
UnitedHealth Group, Inc. 4.70%, 4/15/2029	5,000	4,996
		1,512,187
HOME BUILDERS — 1.7%
Toll Brothers Finance Corp. 3.80%, 11/1/2029	710,000	683,439
INSURANCE — 2.8%
Allstate Corp. 5.05%, 6/24/2029	100,000	100,588
Aon North America, Inc. 5.15%, 3/1/2029	125,000	125,852
Arthur J Gallagher & Co. 4.85%, 12/15/2029	252,000	251,468
Athene Global Funding 5.13%, 6/1/2029 (b)	200,000	199,316
Corebridge Financial, Inc. 3.85%, 4/5/2029	80,000	77,812
Hartford Insurance Group, Inc. 2.80%, 8/19/2029	50,000	47,296
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	145,000	143,479
Principal Financial Group, Inc. 3.70%, 5/15/2029	180,000	174,377
		1,120,188
INTERNET — 1.0%
Airbnb, Inc. 4.40%, 3/16/2029	60,000	59,482
Alphabet, Inc. 4.00%, 5/15/2030	95,000	92,460
Amazon.com, Inc.:
3.45%, 4/13/2029	130,000	126,136
4.00%, 3/13/2029	115,000	113,036
		391,114
INVESTMENT COMPANY SECURITIES — 4.6%
Apollo Debt Solutions BDC 6.90%, 4/13/2029	565,000	577,379
ARES Capital Corp. 5.95%, 7/15/2029	220,000	221,608
Blackstone Private Credit Fund:
4.00%, 1/15/2029 (a)	200,000	191,838
5.60%, 11/22/2029	371,000	366,121
Security Description	Principal Amount	Value
FS KKR Capital Corp. 6.88%, 8/15/2029	$125,000	$126,031
Goldman Sachs Private Credit Corp. 5.38%, 1/31/2029	75,000	74,468
Main Street Capital Corp. 6.95%, 3/1/2029	150,000	153,938
Sixth Street Specialty Lending, Inc. 6.13%, 3/1/2029	110,000	110,990
		1,822,373
IRON/STEEL — 0.4%
ArcelorMittal SA 4.25%, 7/16/2029	175,000	172,013
IT SERVICES — 0.3%
Accenture Capital, Inc. 4.05%, 10/4/2029	75,000	73,397
IBM International Capital Pte. Ltd. 4.60%, 2/5/2029	40,000	39,782
		113,179
LODGING — 3.8%
Las Vegas Sands Corp.:
3.90%, 8/8/2029	804,000	774,855
6.00%, 8/15/2029	310,000	316,045
Marriott International, Inc. 4.88%, 5/15/2029	260,000	259,958
Sands China Ltd. 2.85%, 3/8/2029	150,000	142,053
		1,492,911
MACHINERY-DIVERSIFIED — 1.5%
CNH Industrial Capital LLC 5.10%, 4/20/2029	115,000	115,290
Dover Corp. 2.95%, 11/4/2029	300,000	283,137
Ingersoll Rand, Inc. 5.18%, 6/15/2029	172,000	173,931
		572,358
MEDIA — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 1/15/2029	305,000	283,104
Discovery Global Holdings, Inc. 4.05%, 3/15/2029	65,000	64,361
		347,465
MINING — 1.4%
Freeport-McMoRan, Inc. 5.25%, 9/1/2029	50,000	50,143
Glencore Funding LLC:
5.37%, 4/4/2029 (b)	310,000	313,283
6.13%, 10/6/2028 (b)	200,000	204,578
		568,004
See accompanying notes to financial statements.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
OIL & GAS — 2.2%
BP Capital Markets America, Inc.:
4.70%, 4/10/2029	$60,000	$60,026
4.87%, 11/25/2029	155,000	155,536
4.97%, 10/17/2029	100,000	100,675
Canadian Natural Resources Ltd. 5.00%, 12/15/2029	75,000	75,149
Diamondback Energy, Inc. 3.50%, 12/1/2029	325,000	311,552
EQT Corp. 4.50%, 1/15/2029	30,000	29,706
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	100,000	99,906
TotalEnergies Capital International SA 3.46%, 2/19/2029	25,000	24,333
		856,883
PACKAGING & CONTAINERS — 0.1%
WRKCo, Inc. 4.90%, 3/15/2029	50,000	49,991
PHARMACEUTICALS — 6.4%
AbbVie, Inc.:
3.20%, 11/21/2029	576,000	548,364
4.50%, 8/18/2028	80,000	79,825
4.80%, 3/15/2029	150,000	150,202
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (b)	200,000	197,316
Bayer U.S. Finance LLC 6.25%, 1/21/2029 (b)	310,000	318,547
Bristol-Myers Squibb Co. 3.40%, 7/26/2029	25,000	24,132
Cardinal Health, Inc. 5.00%, 11/15/2029	290,000	290,423
CVS Health Corp.:
3.25%, 8/15/2029	510,000	487,295
5.00%, 1/30/2029	125,000	125,526
5.40%, 6/1/2029	100,000	101,377
Novartis Capital Corp. 4.10%, 3/16/2029	5,000	4,939
Viatris, Inc. 2.70%, 6/22/2030	200,000	181,704
		2,509,650
PIPELINES — 4.1%
Cheniere Energy Partners LP 4.50%, 10/1/2029	120,000	118,561
Enbridge, Inc. 5.30%, 4/5/2029	105,000	106,118
Energy Transfer LP:
4.15%, 9/15/2029	333,000	325,664
5.25%, 7/1/2029	385,000	388,823
Enterprise Products Operating LLC 3.13%, 7/31/2029	295,000	282,301
Kinder Morgan, Inc. 5.10%, 8/1/2029	25,000	25,203
Security Description	Principal Amount	Value
ONEOK, Inc.:
3.40%, 9/1/2029	$120,000	$114,911
4.35%, 3/15/2029	125,000	123,316
Targa Resources Corp. 6.15%, 3/1/2029	144,000	148,078
		1,632,975
REAL ESTATE INVESTMENT TRUSTS — 6.6%
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	150,000	139,176
4.50%, 7/30/2029	175,000	172,167
American Homes 4 Rent LP 4.90%, 2/15/2029	320,000	319,606
Camden Property Trust 3.15%, 7/1/2029	48,000	45,928
COPT Defense Properties LP 2.00%, 1/15/2029	70,000	65,459
EPR Properties 3.75%, 8/15/2029	240,000	230,366
Extra Space Storage LP 4.00%, 6/15/2029	64,000	62,360
Federal Realty OP LP 3.20%, 6/15/2029	49,000	46,871
Highwoods Realty LP 4.20%, 4/15/2029	382,000	372,733
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	195,000	184,854
Kilroy Realty LP 4.25%, 8/15/2029	100,000	96,935
Regency Centers LP 2.95%, 9/15/2029	164,000	155,074
SBA Communications Corp.:
3.13%, 2/1/2029	200,000	191,264
4.88%, 1/15/2030	373,000	369,863
Simon Property Group LP 2.45%, 9/13/2029	155,000	144,831
		2,597,487
RETAIL — 3.2%
AutoNation, Inc. 4.45%, 1/15/2029	398,000	392,571
Darden Restaurants, Inc. 4.55%, 10/15/2029	60,000	59,161
Dick's Sporting Goods, Inc. 4.00%, 10/1/2029	226,000	219,191
Home Depot, Inc. 4.75%, 6/25/2029	140,000	140,393
Lowe's Cos., Inc.:
3.65%, 4/5/2029	245,000	238,187
6.50%, 3/15/2029	195,000	203,169
		1,252,672
SEMICONDUCTORS — 2.4%
Broadcom, Inc.:
4.00%, 4/15/2029	30,000	29,357
4.75%, 4/15/2029	130,000	129,636
See accompanying notes to financial statements.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Intel Corp. 4.00%, 8/5/2029	$353,000	$344,412
Marvell Technology, Inc. 5.75%, 2/15/2029	324,000	329,994
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	125,000	121,926
		955,325
SOFTWARE — 5.3%
Cadence Design Systems, Inc. 4.30%, 9/10/2029	230,000	226,463
Oracle Corp.:
4.55%, 2/4/2029	865,000	845,356
6.15%, 11/9/2029	274,000	277,891
Paychex, Inc. 5.10%, 4/15/2030	65,000	65,027
ROBLOX Corp. 3.88%, 5/1/2030 (b)	100,000	94,182
Synopsys, Inc. 4.85%, 4/1/2030	65,000	64,611
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	430,000	435,052
Workday, Inc. 3.70%, 4/1/2029	79,000	76,532
		2,085,114
TELECOMMUNICATIONS — 2.2%
AT&T, Inc. 4.35%, 3/1/2029 (a)	455,000	449,986
T-Mobile USA, Inc.:
3.38%, 4/15/2029	376,000	362,423
4.85%, 1/15/2029	37,000	37,059
Verizon Communications, Inc. 4.02%, 12/3/2029	23,000	22,415
		871,883
TRANSPORTATION — 0.6%
Canadian Pacific Railway Co. 2.88%, 11/15/2029	105,000	98,881
Fedex Freight Holding Co., Inc. 4.30%, 3/15/2029 (b)	50,000	49,043
Union Pacific Corp. 3.70%, 3/1/2029	90,000	88,007
United Parcel Service, Inc. 3.40%, 3/15/2029	10,000	9,700
		245,631
TOTAL CORPORATE BONDS & NOTES (Cost $38,698,919)		38,488,621

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (d) (e)	459,035	$459,035
State Street Navigator Securities Lending Portfolio II (f) (g)	828,088	828,088
TOTAL SHORT-TERM INVESTMENTS (Cost $1,287,123)		1,287,123
TOTAL INVESTMENTS — 100.9% (Cost $39,986,042)		39,775,744
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(357,931)
NET ASSETS — 100.0%		$39,417,813

(a)	All or a portion of the shares of the security are on loan at August 31, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 7.9% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Variable Rate Security - Interest rate shown is rate in effect at August 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$38,488,621	$—	$38,488,621
Short-Term Investments	1,287,123	—	—	1,287,123
TOTAL INVESTMENTS	$1,287,123	$38,488,621	$—	$39,775,744
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	162,957	$162,957	$6,245,814	$5,949,736	$—	$—	459,035	$459,035	$10,783
State Street Navigator Securities Lending Portfolio II	1,864,200	1,864,200	21,393,668	22,429,780	—	—	828,088	828,088	2,163
Total		$2,027,157	$27,639,482	$28,379,516	$—	$—		$1,287,123	$12,946
See accompanying notes to financial statements.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
ADVERTISING — 0.0% *
Omnicom Group, Inc. 4.75%, 3/30/2030	$11,000	$10,873
AEROSPACE & DEFENSE — 3.9%
Boeing Co. 5.15%, 5/1/2030	1,421,000	1,425,093
General Dynamics Corp. 3.63%, 4/1/2030	100,000	96,002
Honeywell Aerospace, Inc. 4.30%, 3/16/2031	200,000	194,390
Northrop Grumman Corp. 4.40%, 5/1/2030	200,000	196,904
		1,912,389
AGRICULTURE — 4.5%
Altria Group, Inc. 3.40%, 5/6/2030	25,000	23,675
BAT Capital Corp. 6.34%, 8/2/2030	630,000	658,073
Philip Morris International, Inc.:
1.75%, 11/1/2030	392,000	344,933
2.10%, 5/1/2030	11,000	9,965
4.00%, 10/29/2030	305,000	294,685
5.13%, 2/15/2030	424,000	426,692
5.50%, 9/7/2030	453,000	461,634
		2,219,657
AIRLINES — 0.6%
Delta Air Lines, Inc. 5.25%, 7/10/2030 (a)	300,000	300,456
APPAREL — 0.3%
NIKE, Inc. 2.85%, 3/27/2030	27,000	25,274
Tapestry, Inc. 5.10%, 3/11/2030	121,000	120,878
		146,152
AUTO MANUFACTURERS — 2.5%
American Honda Finance Corp. 4.60%, 4/17/2030	10,000	9,832
General Motors Financial Co., Inc.:
3.60%, 6/21/2030	349,000	330,339
5.35%, 1/7/2030	300,000	301,953
5.85%, 4/6/2030	286,000	292,552
Hyundai Capital America 6.20%, 9/21/2030 (b)	100,000	103,286
Toyota Motor Credit Corp. 5.55%, 11/20/2030	182,000	186,472
		1,224,434
BANKS — 6.3%
Bank of America Corp. SOFR + 2.15%, 2.59%, 4/29/2031 (c)	200,000	183,602
Security Description	Principal Amount	Value
Bank of Nova Scotia 4.85%, 2/1/2030	$185,000	$184,495
Citigroup, Inc. SOFR + 3.91%, 4.41%, 3/31/2031 (c)	100,000	97,790
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	250,000	229,410
3.25%, 4/30/2030	177,000	166,122
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	387,000	371,640
SOFR + 1.21%, 5.05%, 7/23/2030 (a) (c)	228,000	227,925
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (c)	176,000	176,306
Huntington National Bank 5.65%, 1/10/2030	170,000	173,213
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	228,000	224,249
Morgan Stanley Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	100,000	95,118
PNC Financial Services Group, Inc. 2.55%, 1/22/2030	281,000	259,922
Sumitomo Mitsui Financial Group, Inc. 2.14%, 9/23/2030	200,000	178,148
U.S. Bancorp SOFR + 1.25%, 5.10%, 7/23/2030 (a) (c)	247,000	248,282
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (a) (c)	258,000	253,070
		3,069,292
BEVERAGES — 3.5%
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/2030	1,290,000	1,232,505
Constellation Brands, Inc. 2.88%, 5/1/2030	260,000	241,251
Maple Parent Holdings Corp. 5.05%, 3/26/2031 (b)	135,000	133,006
PepsiCo, Inc. 4.30%, 7/23/2030	100,000	98,907
		1,705,669
BIOTECHNOLOGY — 1.9%
Amgen, Inc. 5.25%, 3/2/2030	304,000	306,779
Gilead Sciences, Inc. 1.65%, 10/1/2030	301,000	265,247
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	195,000	171,534
See accompanying notes to financial statements.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Royalty Pharma PLC 2.20%, 9/2/2030	$210,000	$188,355
		931,915
CHEMICALS — 0.5%
Ecolab, Inc. 4.80%, 3/24/2030	125,000	124,748
Nutrien Ltd. 2.95%, 5/13/2030 (a)	140,000	130,459
		255,207
COMMERCIAL SERVICES — 0.6%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	40,000	34,940
Block Financial LLC 3.88%, 8/15/2030	284,000	268,300
		303,240
COMPUTERS — 1.0%
Apple, Inc. 1.25%, 8/20/2030	65,000	57,080
Leidos, Inc. 4.38%, 5/15/2030	350,000	340,785
NetApp, Inc. 2.70%, 6/22/2030	110,000	100,668
		498,533
CONSTRUCTION MATERIALS — 1.1%
Carrier Global Corp. 2.72%, 2/15/2030	554,000	515,048
CRH SMW Finance DAC 5.13%, 1/9/2030	30,000	30,127
		545,175
COSMETICS/PERSONAL CARE — 1.0%
Kenvue, Inc. 5.00%, 3/22/2030	506,000	507,771
DIVERSIFIED FINANCIAL SERVICES — 2.4%
Ameriprise Financial, Inc. 4.80%, 6/15/2031	15,000	14,848
Charles Schwab Corp. 4.63%, 3/22/2030	105,000	104,603
Jefferies Financial Group, Inc.:
4.15%, 1/23/2030	166,000	159,435
5.13%, 4/28/2031	165,000	161,499
Sumisho Air Lease Corp.:
3.13%, 12/1/2030	142,000	130,420
4.85%, 3/24/2031 (b)	590,000	577,368
		1,148,173
ELECTRIC — 7.4%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	262,000	235,512
Consolidated Edison Co. of New York, Inc. Series 20A, 3.35%, 4/1/2030	96,000	91,102
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	223,000	211,130
Security Description	Principal Amount	Value
DTE Energy Co. 5.20%, 4/1/2030 (a)	$170,000	$170,894
Duke Energy Corp. 2.45%, 6/1/2030	156,000	142,302
Duke Energy Florida LLC 4.20%, 12/1/2030	55,000	53,523
Entergy Louisiana LLC 1.60%, 12/15/2030	100,000	87,153
Exelon Corp. 4.05%, 4/15/2030	167,000	161,698
FirstEnergy Corp.:
Series B, 2.25%, 9/1/2030 (a)	326,000	291,199
2.65%, 3/1/2030	418,000	385,250
NextEra Energy Capital Holdings, Inc. 5.05%, 3/15/2030 (a)	160,000	160,475
NRG Energy, Inc. 4.73%, 10/15/2030 (b)	200,000	194,858
Oncor Electric Delivery Co. LLC 2.75%, 5/15/2030	49,000	45,385
Pacific Gas & Electric Co.:
3.25%, 6/1/2031	250,000	228,840
4.55%, 7/1/2030	760,000	741,197
San Diego Gas & Electric Co. Series VVV, 1.70%, 10/1/2030	172,000	151,282
Southern Co. Series A, 3.70%, 4/30/2030 (a)	288,000	275,760
		3,627,560
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Emerson Electric Co. 1.95%, 10/15/2030	99,000	88,294
ELECTRONICS — 0.2%
Honeywell International, Inc. 1.95%, 6/1/2030	100,000	89,968
FOOD — 0.3%
Kroger Co. 2.20%, 5/1/2030	55,000	49,927
Mars, Inc. 4.80%, 3/1/2030 (b)	93,000	92,526
		142,453
HEALTH CARE PRODUCTS — 1.7%
Baxter International, Inc. 4.90%, 12/15/2030	395,000	387,886
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	15,000	13,866
Stryker Corp. 1.95%, 6/15/2030	441,000	395,926
Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	36,000	34,131
		831,809
HEALTH CARE SERVICES — 4.5%
Centene Corp. 3.38%, 2/15/2030	350,000	325,311
See accompanying notes to financial statements.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Elevance Health, Inc. 4.75%, 2/15/2030	$220,000	$218,493
HCA, Inc.:
3.50%, 9/1/2030	830,000	782,898
5.25%, 3/1/2030	113,000	113,732
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	262,000	236,431
5.30%, 2/15/2030	519,000	525,825
		2,202,690
HOME BUILDERS — 0.2%
Lennar Corp. 5.20%, 7/30/2030	100,000	100,248
INSURANCE — 1.2%
Berkshire Hathaway Finance Corp. 1.85%, 3/12/2030	247,000	224,758
Brown & Brown, Inc. 4.90%, 6/23/2030	100,000	98,874
Lincoln National Corp. 3.05%, 1/15/2030 (a)	198,000	185,358
Prudential Financial, Inc. Series MTN, 2.10%, 3/10/2030 (a)	91,000	83,121
		592,111
INTERNET — 4.1%
Airbnb, Inc. 4.65%, 3/16/2031	135,000	133,107
Alphabet, Inc.:
4.00%, 5/15/2030	355,000	345,507
4.10%, 11/15/2030	495,000	479,982
Amazon.com, Inc.:
1.50%, 6/3/2030	283,000	250,458
4.10%, 11/20/2030 (a)	344,000	333,384
4.25%, 3/13/2031	140,000	135,812
Expedia Group, Inc. 3.25%, 2/15/2030	20,000	18,876
Meta Platforms, Inc.:
4.20%, 11/15/2030	40,000	38,783
4.55%, 5/15/2031 (a)	85,000	83,070
4.80%, 5/15/2030	124,000	123,617
Uber Technologies, Inc. 4.15%, 1/15/2031	55,000	53,101
		1,995,697
INVESTMENT COMPANY SECURITIES — 0.8%
ARES Capital Corp. 5.50%, 9/1/2030	200,000	196,770
Goldman Sachs Private Credit Corp. 6.25%, 5/6/2030 (a)	200,000	200,558
		397,328
IRON/STEEL — 1.4%
ArcelorMittal SA 4.25%, 7/16/2029	300,000	294,879
Security Description	Principal Amount	Value
Vale Overseas Ltd. 3.75%, 7/8/2030	$395,000	$375,534
		670,413
IT SERVICES — 0.1%
Apple, Inc. 4.15%, 5/10/2030 (a)	55,000	54,301
CGI, Inc. 4.95%, 3/14/2030	14,000	13,858
		68,159
LODGING — 1.6%
Las Vegas Sands Corp. 6.00%, 6/14/2030	425,000	432,990
Marriott International, Inc. Series FF, 4.63%, 6/15/2030	34,000	33,538
Sands China Ltd. 4.38%, 6/18/2030 (a)	335,000	324,106
		790,634
MACHINERY-DIVERSIFIED — 1.2%
CNH Industrial Capital LLC 4.50%, 10/16/2030	215,000	209,262
Flowserve Corp. 3.50%, 10/1/2030	389,000	365,150
		574,412
MEDIA — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031 (a)	246,000	215,666
Discovery Communications LLC 3.63%, 5/15/2030	201,000	188,862
Paramount Global 7.88%, 7/30/2030	9,000	9,468
		413,996
MINING — 0.5%
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	50,000	48,836
4.63%, 8/1/2030	71,000	69,785
Glencore Funding LLC 2.50%, 9/1/2030 (b)	146,000	132,083
		250,704
OIL & GAS — 5.8%
BP Capital Markets America, Inc. 1.75%, 8/10/2030	365,000	324,748
Chevron Corp. 2.24%, 5/11/2030	103,000	94,272
ConocoPhillips Co. 4.70%, 1/15/2030	150,000	149,408
Diamondback Energy, Inc. 5.15%, 1/30/2030	543,000	547,083
EQT Corp. 7.00%, 2/1/2030	150,000	158,440
See accompanying notes to financial statements.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Exxon Mobil Corp. 2.61%, 10/15/2030	$147,000	$135,566
Occidental Petroleum Corp. 6.63%, 9/1/2030	149,000	156,212
Ovintiv, Inc. 8.13%, 9/15/2030	72,000	79,268
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	822,000	734,013
2.15%, 1/15/2031	46,000	40,978
Shell Finance U.S., Inc. 2.75%, 4/6/2030	116,000	108,205
TotalEnergies Capital International SA 2.83%, 1/10/2030	153,000	143,893
Viper Energy Partners LLC 4.90%, 8/1/2030	55,000	54,384
Woodside Finance Ltd. 5.40%, 5/19/2030	100,000	100,870
		2,827,340
OIL & GAS SERVICES — 0.2%
Halliburton Co. 2.92%, 3/1/2030	68,000	63,518
Schlumberger Holdings Corp. 2.65%, 6/26/2030 (b)	46,000	42,438
		105,956
PACKAGING & CONTAINERS — 0.6%
Amcor Flexibles North America, Inc. 2.63%, 6/19/2030	95,000	87,151
Sonoco Products Co. 3.13%, 5/1/2030	196,000	182,519
		269,670
PHARMACEUTICALS — 7.6%
AbbVie, Inc.:
4.65%, 3/15/2030	65,000	64,580
4.88%, 3/15/2030	350,000	350,172
4.95%, 3/15/2031	121,000	121,082
Astrazeneca Finance LLC 4.90%, 3/3/2030	152,000	152,403
AstraZeneca PLC 1.38%, 8/6/2030	108,000	94,738
Bayer U.S. Finance LLC 6.38%, 11/21/2030 (b)	200,000	208,166
Becton Dickinson & Co. 2.82%, 5/20/2030	141,000	130,635
CVS Health Corp. 5.13%, 2/21/2030 (a)	982,000	985,683
Eli Lilly & Co. 4.75%, 2/12/2030	85,000	85,131
GlaxoSmithKline Capital, Inc. 4.50%, 4/15/2030	20,000	19,822
McKesson Corp. 4.65%, 5/30/2030	32,000	31,734
Merck & Co., Inc. 4.15%, 9/15/2030	150,000	146,385
Security Description	Principal Amount	Value
Novartis Capital Corp. 4.10%, 11/5/2030	$160,000	$155,520
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2030	316,000	313,560
Pfizer, Inc. 2.63%, 4/1/2030	16,000	14,837
Viatris, Inc. 2.70%, 6/22/2030	930,000	844,924
		3,719,372
PIPELINES — 6.5%
DCP Midstream Operating LP 8.13%, 8/16/2030	50,000	55,601
Energy Transfer LP:
5.20%, 4/1/2030	132,000	132,833
6.40%, 12/1/2030	819,000	857,968
Enterprise Products Operating LLC 2.80%, 1/31/2030	941,000	880,955
ONEOK, Inc.:
3.10%, 3/15/2030	184,000	172,389
5.80%, 11/1/2030	236,000	241,775
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	555,000	545,693
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 3/1/2030	259,000	260,665
		3,147,879
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Alexandria Real Estate Equities, Inc.:
4.70%, 7/1/2030	158,000	154,764
4.90%, 12/15/2030	350,000	345,600
Essex Portfolio LP 3.00%, 1/15/2030	275,000	257,796
Extra Space Storage LP 5.50%, 7/1/2030	449,000	453,993
Federal Realty OP LP 3.50%, 6/1/2030	132,000	125,337
Kite Realty Group Trust 4.75%, 9/15/2030	190,000	187,435
Prologis LP 1.25%, 10/15/2030	24,000	20,721
SBA Communications Corp. 4.88%, 1/15/2030	250,000	247,897
Store Capital LLC 4.95%, 2/11/2031	70,000	68,361
		1,861,904
RETAIL — 3.2%
AutoNation, Inc. 4.75%, 6/1/2030	426,000	418,183
AutoZone, Inc. 4.00%, 4/15/2030	180,000	173,945
See accompanying notes to financial statements.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Dollar General Corp. 3.50%, 4/3/2030	$100,000	$94,649
Home Depot, Inc. 2.70%, 4/15/2030	172,000	160,108
Lowe's Cos., Inc. 4.50%, 4/15/2030	116,000	114,405
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	190,000	173,502
Series MTN, 3.60%, 7/1/2030	294,000	281,758
Tractor Supply Co. 1.75%, 11/1/2030	123,000	107,427
Walmart, Inc. 4.35%, 4/28/2030	24,000	23,799
		1,547,776
SEMICONDUCTORS — 6.4%
Broadcom, Inc.:
4.15%, 11/15/2030	501,000	480,885
4.35%, 2/15/2030	694,000	676,414
4.60%, 7/15/2030 (a)	142,000	139,051
5.00%, 4/15/2030	164,000	163,420
5.05%, 4/15/2030	227,000	226,144
Intel Corp.:
4.65%, 6/1/2031	60,000	58,557
5.13%, 2/10/2030	498,000	499,046
Marvell Technology, Inc. 4.75%, 7/15/2030	255,000	251,162
Xilinx, Inc. 2.38%, 6/1/2030	665,000	606,094
		3,100,773
SHIPBUILDING — 0.2%
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	121,000	117,268
SOFTWARE — 2.5%
Intuit, Inc. 1.65%, 7/15/2030	55,000	48,510
Oracle Corp.:
4.65%, 5/6/2030	129,000	124,116
4.95%, 2/4/2031	370,000	354,323
Paychex, Inc. 5.10%, 4/15/2030	215,000	215,090
ROBLOX Corp. 3.88%, 5/1/2030 (b)	100,000	94,182
Synopsys, Inc. 4.85%, 4/1/2030	369,000	366,793
		1,203,014
TELECOMMUNICATIONS — 4.3%
AT&T, Inc. 4.30%, 2/15/2030 (a)	601,000	588,127
Deutsche Telekom International Finance BV 8.25%, 6/15/2030	402,000	445,283
T-Mobile USA, Inc. 3.88%, 4/15/2030	999,000	960,488
Security Description	Principal Amount	Value
Verizon Communications, Inc. 3.15%, 3/22/2030	$124,000	$116,787
		2,110,685
TRANSPORTATION — 1.0%
CSX Corp. 2.40%, 2/15/2030 (a)	56,000	51,782
FedEx Corp. 4.25%, 5/15/2030	150,000	146,197
Norfolk Southern Corp. 5.05%, 8/1/2030	70,000	70,423
Union Pacific Corp. 2.40%, 2/5/2030	245,000	226,545
		494,947
TOTAL CORPORATE BONDS & NOTES (Cost $48,717,225)		48,121,996

	Shares
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (d) (e)	156,142	156,142
State Street Navigator Securities Lending Portfolio II (f) (g)	3,518,790	3,518,790
TOTAL SHORT-TERM INVESTMENTS (Cost $3,674,932)		3,674,932
TOTAL INVESTMENTS — 106.0% (Cost $52,392,157)		51,796,928
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(2,945,669)
NET ASSETS — 100.0%		$48,851,259

(a)	All or a portion of the shares of the security are on loan at August 31, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 3.2% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Variable Rate Security - Interest rate shown is rate in effect at August 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.
See accompanying notes to financial statements.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$48,121,996	$—	$48,121,996
Short-Term Investments	3,674,932	—	—	3,674,932
TOTAL INVESTMENTS	$3,674,932	$48,121,996	$—	$51,796,928
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	283,471	$283,471	$3,708,287	$3,835,616	$—	$—	156,142	$156,142	$8,229
State Street Navigator Securities Lending Portfolio II	1,076,755	1,076,755	27,220,353	24,778,318	—	—	3,518,790	3,518,790	5,313
Total		$1,360,226	$30,928,640	$28,613,934	$—	$—		$3,674,932	$13,542
See accompanying notes to financial statements.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
AEROSPACE & DEFENSE — 9.6%
Boeing Co.:
3.63%, 2/1/2031	$150,000	$141,228
6.39%, 5/1/2031	605,000	634,469
Honeywell Aerospace, Inc. 4.30%, 3/16/2031	425,000	413,079
Howmet Aerospace, Inc. 4.85%, 10/15/2031	491,000	486,277
L3Harris Technologies, Inc. 5.25%, 6/1/2031	655,000	659,297
RTX Corp. 6.00%, 3/15/2031 (a)	230,000	239,471
		2,573,821
AGRICULTURE — 7.0%
BAT Capital Corp.:
2.73%, 3/25/2031	145,000	131,058
5.83%, 2/20/2031	343,000	352,378
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	570,000	514,807
Philip Morris International, Inc.:
4.75%, 11/1/2031	305,000	301,090
5.13%, 2/13/2031	591,000	593,736
		1,893,069
AUTO MANUFACTURERS — 4.3%
American Honda Finance Corp. Series GMTN, 5.05%, 7/10/2031	20,000	19,847
Ford Motor Co. 3.25%, 2/12/2032	75,000	65,593
Ford Motor Credit Co. LLC 6.05%, 11/5/2031	30,000	30,181
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	333,000	295,584
5.60%, 6/18/2031 (a)	693,000	701,281
Toyota Motor Credit Corp. 5.10%, 3/21/2031	40,000	40,203
		1,152,689
BANKS — 9.6%
Banco Santander SA:
2.96%, 3/25/2031	45,000	40,834
4.87%, 4/15/2031 (a)	555,000	545,060
5.44%, 7/15/2031 (a)	273,000	276,339
Bank of America Corp. SOFR + 1.32%, 2.69%, 4/22/2032 (b)	100,000	89,688
Bank of Montreal 5.51%, 6/4/2031	563,000	574,170
Bank of New York Mellon Corp. Series MTN, 1.80%, 7/28/2031	366,000	316,257
Citigroup, Inc. SOFR + 1.17%, 2.56%, 5/1/2032 (b)	60,000	53,359
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc. SOFR + 1.28%, 2.62%, 4/22/2032 (b)	$60,000	$53,312
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (b)	15,000	15,026
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	75,000	66,975
Morgan Stanley SOFR + 1.20%, 4.71%, 3/12/2032 (b)	250,000	244,050
Royal Bank of Canada Series GMTN, 2.30%, 11/3/2031	50,000	43,955
Toronto-Dominion Bank Series MTN, 2.00%, 9/10/2031 (a)	316,000	275,817
		2,594,842
BEVERAGES — 3.0%
Anheuser-Busch InBev Worldwide, Inc. 4.90%, 1/23/2031	485,000	485,286
Constellation Brands, Inc. 2.25%, 8/1/2031	90,000	78,630
Keurig Dr. Pepper, Inc. Series 10, 5.20%, 3/15/2031	10,000	9,978
Maple Parent Holdings Corp. 5.05%, 3/26/2031 (c)	110,000	108,376
PepsiCo, Inc. 1.40%, 2/25/2031	147,000	126,896
		809,166
BIOTECHNOLOGY — 0.8%
Illumina, Inc. 2.55%, 3/23/2031	50,000	44,670
Royalty Pharma PLC 2.15%, 9/2/2031	185,000	160,798
		205,468
CHEMICALS — 0.3%
Eastman Chemical Co. 4.50%, 2/20/2031	75,000	72,656
COMMERCIAL SERVICES — 0.6%
Mobility Global, Inc. 5.45%, 6/15/2031 (c)	160,000	159,392
COMPUTERS — 1.3%
Leidos, Inc. 2.30%, 2/15/2031	410,000	361,948
CONSTRUCTION MATERIALS — 1.1%
Carrier Global Corp. 2.70%, 2/15/2031	65,000	59,004
CRH America Finance, Inc. 4.40%, 2/9/2031	175,000	170,208
See accompanying notes to financial statements.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Martin Marietta Materials, Inc. 2.40%, 7/15/2031	$75,000	$66,127
		295,339
DIVERSIFIED FINANCIAL SERVICES — 4.5%
Ameriprise Financial, Inc. 4.80%, 6/15/2031	20,000	19,798
Charles Schwab Corp. 2.30%, 5/13/2031	175,000	155,381
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	100,000	86,645
5.13%, 4/28/2031	97,000	94,942
Mastercard, Inc. 4.60%, 6/8/2031	25,000	24,675
Sumisho Air Lease Corp.:
4.85%, 3/24/2031 (c)	585,000	572,475
Series MTN, 5.20%, 7/15/2031	262,000	259,679
		1,213,595
ELECTRIC — 5.6%
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	101,000	91,216
Arizona Public Service Co. 2.20%, 12/15/2031	50,000	43,091
CenterPoint Energy Houston Electric LLC Series AE, 2.35%, 4/1/2031	22,000	19,660
DTE Electric Co. Series C, 2.63%, 3/1/2031	50,000	45,330
Duke Energy Florida LLC 2.40%, 12/15/2031 (a)	125,000	110,000
Edison International 4.80%, 3/15/2031	25,000	23,935
Georgia Power Co. 4.85%, 3/15/2031	125,000	124,208
Pacific Gas & Electric Co. 3.25%, 6/1/2031	560,000	512,602
PacifiCorp 5.30%, 2/15/2031	144,000	144,461
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	230,000	201,659
Southern California Edison Co. 5.45%, 6/1/2031	70,000	70,309
Virginia Electric & Power Co. 2.30%, 11/15/2031	150,000	131,057
		1,517,528
ELECTRONICS — 0.7%
Fortive Corp. 4.75%, 5/15/2031	25,000	24,467
Vontier Corp. 2.95%, 4/1/2031	180,000	162,600
		187,067
Security Description	Principal Amount	Value
FOOD — 0.6%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.75%, 12/1/2031	$160,000	$148,541
HEALTH CARE PRODUCTS — 0.8%
Agilent Technologies, Inc. 2.30%, 3/12/2031	45,000	40,057
Revvity, Inc. 2.55%, 3/15/2031	45,000	40,262
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031 (a)	168,000	146,093
		226,412
HEALTH CARE SERVICES — 2.6%
HCA, Inc. 2.38%, 7/15/2031	500,000	439,755
Humana, Inc. 5.38%, 4/15/2031	35,000	35,058
UnitedHealth Group, Inc. 4.90%, 4/15/2031	224,000	223,464
		698,277
HOUSEHOLD PRODUCTS — 0.3%
Procter & Gamble Co. 1.95%, 4/23/2031	100,000	88,593
HOUSEHOLD PRODUCTS & WARES — 0.7%
Church & Dwight Co., Inc. 2.30%, 12/15/2031	200,000	174,682
INSURANCE — 1.8%
Arthur J Gallagher & Co. 2.40%, 11/9/2031	40,000	34,912
Athene Holding Ltd. 3.50%, 1/15/2031	375,000	346,230
Brown & Brown, Inc. 2.38%, 3/15/2031	60,000	52,909
Corebridge Financial, Inc. 3.90%, 4/5/2032	25,000	23,131
Fidelity National Financial, Inc. 2.45%, 3/15/2031 (a)	40,000	35,141
		492,323
INTERNET — 3.0%
Airbnb, Inc. 4.65%, 3/16/2031	195,000	192,266
Alphabet, Inc.:
4.10%, 11/15/2030	45,000	43,635
4.10%, 2/15/2031	75,000	72,513
Amazon.com, Inc.:
3.60%, 4/13/2032	25,000	23,298
4.25%, 3/13/2031	145,000	140,663
AppLovin Corp. 5.38%, 12/1/2031	25,000	25,010
Meta Platforms, Inc.:
4.20%, 11/15/2030	30,000	29,087
4.55%, 5/15/2031 (a)	40,000	39,092
See accompanying notes to financial statements.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Uber Technologies, Inc. 4.15%, 1/15/2031	$261,000	$251,990
		817,554
INVESTMENT COMPANY SECURITIES — 0.2%
ARES Capital Corp. 3.20%, 11/15/2031 (a)	75,000	65,423
IT SERVICES — 0.3%
Hewlett Packard Enterprise Co. 4.85%, 10/15/2031 (a)	50,000	49,185
Leidos, Inc. 5.40%, 3/15/2032	40,000	40,028
		89,213
LEISURE TIME — 0.2%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (c)	50,000	50,046
LODGING — 1.4%
Las Vegas Sands Corp. 5.30%, 5/15/2031	50,000	49,381
Marriott International, Inc.:
Series HH, 2.85%, 4/15/2031 (a)	293,000	265,980
4.50%, 10/15/2031	25,000	24,323
Sands China Ltd. 3.25%, 8/8/2031	25,000	22,581
		362,265
MACHINERY-DIVERSIFIED — 0.2%
Ingersoll Rand, Inc. 5.31%, 6/15/2031 (a)	55,000	55,590
MEDIA — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031 (a)	230,000	201,639
Space Exploration Technologies Corp. 5.35%, 7/15/2031 (c)	400,000	391,000
Walt Disney Co. 2.65%, 1/13/2031	30,000	27,468
		620,107
MINING — 1.1%
Glencore Funding LLC:
2.85%, 4/27/2031 (c)	50,000	45,110
4.90%, 7/1/2031 (c)	250,000	246,347
		291,457
MISCELLANEOUS MANUFACTURER — 0.9%
Eaton Corp. 4.20%, 3/6/2031	238,000	230,474
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp. 3.57%, 12/1/2031	25,000	22,607
Security Description	Principal Amount	Value
OIL & GAS — 1.8%
Diamondback Energy, Inc. 3.13%, 3/24/2031	$155,000	$142,975
Ovintiv, Inc. 7.38%, 11/1/2031	190,000	207,315
Pioneer Natural Resources Co. 2.15%, 1/15/2031	129,000	114,916
Valero Energy Corp. 2.80%, 12/1/2031	16,000	14,298
		479,504
PACKAGING & CONTAINERS — 0.8%
Berry Global, Inc. 5.80%, 6/15/2031	170,000	174,398
WestRock MWV LLC 7.95%, 2/15/2031	45,000	49,776
		224,174
PHARMACEUTICALS — 6.9%
AbbVie, Inc. 4.95%, 3/15/2031	390,000	390,265
Astrazeneca Finance LLC:
2.25%, 5/28/2031	100,000	88,706
4.90%, 2/26/2031	105,000	104,962
Bayer U.S. Finance LLC 6.38%, 11/21/2030 (c)	50,000	52,042
Becton Dickinson & Co. 1.96%, 2/11/2031	140,000	122,697
Bristol-Myers Squibb Co. 5.75%, 2/1/2031	75,000	77,407
Cencora, Inc. 2.70%, 3/15/2031 (a)	70,000	63,314
CVS Health Corp.:
1.88%, 2/28/2031	462,000	401,797
5.55%, 6/1/2031	510,000	518,104
Novartis Capital Corp. 4.00%, 9/18/2031	40,000	38,581
		1,857,875
PIPELINES — 1.4%
Enterprise Products Operating LLC 4.60%, 1/15/2031	50,000	49,324
Kinder Morgan, Inc. 2.00%, 2/15/2031	80,000	70,283
ONEOK, Inc. 6.35%, 1/15/2031	75,000	78,265
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/2031	130,000	128,263
Williams Cos., Inc. 2.60%, 3/15/2031	48,000	43,040
		369,175
See accompanying notes to financial statements.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 5.3%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	$80,000	$72,929
American Homes 4 Rent LP 2.38%, 7/15/2031	40,000	35,021
Americold Realty Operating Partnership LP 5.60%, 5/15/2032	100,000	99,394
Brixmor Operating Partnership LP 2.50%, 8/16/2031	25,000	22,030
COPT Defense Properties LP 2.75%, 4/15/2031 (a)	40,000	35,896
Essex Portfolio LP 2.55%, 6/15/2031 (a)	130,000	115,613
Extra Space Storage LP 5.90%, 1/15/2031	166,000	170,281
Highwoods Realty LP 2.60%, 2/1/2031	90,000	79,888
Invitation Homes Operating Partnership LP 2.00%, 8/15/2031	95,000	81,218
Kimco Realty OP LLC 2.25%, 12/1/2031	75,000	65,408
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	25,000	22,023
SBA Communications Corp. 5.15%, 7/15/2031	181,000	179,561
Store Capital LLC 4.95%, 2/11/2031	15,000	14,649
Tanger Properties LP 2.75%, 9/1/2031	150,000	133,293
Ventas Realty LP 2.50%, 9/1/2031	290,000	255,554
VICI Properties LP 5.13%, 11/15/2031	50,000	48,926
		1,431,684
RETAIL — 2.6%
AutoNation, Inc. 2.40%, 8/1/2031	519,000	452,885
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	60,000	53,755
Dollar Tree, Inc. 2.65%, 12/1/2031	50,000	44,112
Home Depot, Inc. 1.88%, 9/15/2031	70,000	60,655
Lowe's Cos., Inc.:
2.63%, 4/1/2031	75,000	67,668
4.25%, 3/15/2031	25,000	24,201
		703,276
SEMICONDUCTORS — 6.9%
Broadcom, Inc. 2.45%, 2/15/2031	481,000	427,152
Intel Corp.:
2.00%, 8/12/2031	518,000	445,159
Security Description	Principal Amount	Value
4.65%, 6/1/2031	$368,000	$359,150
5.00%, 2/21/2031	215,000	213,826
Marvell Technology, Inc. 2.95%, 4/15/2031	450,000	407,979
		1,853,266
SOFTWARE — 3.6%
Oracle Corp.:
2.88%, 3/25/2031	425,000	372,249
4.95%, 2/4/2031	105,000	100,551
Salesforce, Inc. 1.95%, 7/15/2031	75,000	64,843
ServiceNow, Inc. 4.70%, 8/15/2031	340,000	334,121
Synopsys, Inc. 5.00%, 4/1/2032	50,000	49,378
VMware LLC 2.20%, 8/15/2031	50,000	43,336
		964,478
TELECOMMUNICATIONS — 3.6%
AT&T, Inc. 2.75%, 6/1/2031	240,000	216,370
Cisco Systems, Inc. 4.95%, 2/26/2031	50,000	50,177
T-Mobile USA, Inc.:
2.88%, 2/15/2031	271,000	246,488
3.50%, 4/15/2031	320,000	298,025
Verizon Communications, Inc. 2.55%, 3/21/2031	185,000	166,465
		977,525
TRANSPORTATION — 0.8%
Canadian Pacific Railway Co. 2.45%, 12/2/2031	135,000	118,726
Union Pacific Corp. 2.38%, 5/20/2031	100,000	89,417
		208,143
TOTAL CORPORATE BONDS & NOTES (Cost $26,997,414)		26,539,244

Shares
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (d) (e)	88,719	88,719
See accompanying notes to financial statements.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	1,479,887	$1,479,887
TOTAL SHORT-TERM INVESTMENTS (Cost $1,568,606)		1,568,606
TOTAL INVESTMENTS — 104.4% (Cost $28,566,020)		28,107,850
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(1,182,887)
NET ASSETS — 100.0%		$26,924,963

(a)	All or a portion of the shares of the security are on loan at August 31, 2026.
(b)
Variable Rate Security - Interest rate shown is rate in effect at August 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 6.0% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$26,539,244	$—	$26,539,244
Short-Term Investments	1,568,606	—	—	1,568,606
TOTAL INVESTMENTS	$1,568,606	$26,539,244	$—	$28,107,850
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	61,370	$61,370	$2,179,861	$2,152,512	$—	$—	88,719	$88,719	$4,288
State Street Navigator Securities Lending Portfolio II	206,990	206,990	12,261,945	10,989,048	—	—	1,479,887	1,479,887	2,164
Total		$268,360	$14,441,806	$13,141,560	$—	$—		$1,568,606	$6,452
See accompanying notes to financial statements.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 0.4%
Howmet Aerospace, Inc. 4.85%, 10/15/2031	$50,000	$49,519
AGRICULTURE — 5.7%
BAT Capital Corp. 5.35%, 8/15/2032	225,000	226,154
Imperial Brands Finance PLC 4.88%, 2/7/2032 (a)	200,000	195,470
Philip Morris International, Inc. 5.75%, 11/17/2032	265,000	272,892
		694,516
AUTO MANUFACTURERS — 4.0%
Ford Motor Co.:
3.25%, 2/12/2032	25,000	21,864
6.10%, 8/19/2032	70,000	70,645
General Motors Co. 5.60%, 10/15/2032	335,000	338,993
Toyota Motor Credit Corp. 4.65%, 9/3/2032	50,000	48,772
		480,274
BANKS — 4.3%
Bank of America Corp. SOFR + 1.83%, 4.57%, 4/27/2033 (b) (c)	75,000	72,392
Citigroup, Inc. SOFR + 2.09%, 4.91%, 5/24/2033 (c)	50,000	49,005
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (c)	75,000	66,975
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (c)	50,000	48,980
JPMorgan Chase & Co. SOFR + 1.80%, 4.59%, 4/26/2033 (b) (c)	50,000	48,427
Keybank National Association 4.90%, 8/8/2032	130,000	125,326
Morgan Stanley SOFR + 1.29%, 2.94%, 1/21/2033 (c)	50,000	44,347
Wells Fargo & Co. Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	75,000	68,054
		523,506
BEVERAGES — 0.9%
Constellation Brands, Inc. 4.75%, 5/9/2032	67,000	65,314
Diageo Capital PLC 2.13%, 4/29/2032	55,000	46,902
		112,216
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 0.3%
Amgen, Inc. 3.35%, 2/22/2032	$40,000	$36,643
CHEMICALS — 0.4%
Ecolab, Inc. 2.13%, 2/1/2032	50,000	43,197
COMPUTERS — 0.4%
Apple, Inc. 3.35%, 8/8/2032	55,000	51,188
DISTRIBUTION & WHOLESALE — 0.2%
LKQ Corp. 6.25%, 6/15/2033	25,000	25,597
DIVERSIFIED FINANCIAL SERVICES — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	106,000	95,631
Capital One Financial Corp. 6.70%, 11/29/2032 (b)	30,000	32,036
Charles Schwab Corp. 2.90%, 3/3/2032 (b)	60,000	53,730
Jefferies Financial Group, Inc. 2.75%, 10/15/2032	105,000	88,887
Sumisho Air Lease Corp. Series MTN, 2.88%, 1/15/2032	265,000	234,355
		504,639
ELECTRIC — 10.4%
AEP Texas, Inc. 4.70%, 5/15/2032	155,000	150,403
CenterPoint Energy Houston Electric LLC Series AI, 4.45%, 10/1/2032	260,000	250,206
DTE Electric Co. Series A, 3.00%, 3/1/2032	75,000	68,062
Duke Energy Carolinas LLC 6.45%, 10/15/2032	43,000	45,666
Duke Energy Corp. 4.50%, 8/15/2032	100,000	96,360
Exelon Corp. 3.35%, 3/15/2032	100,000	91,251
Florida Power & Light Co. 2.45%, 2/3/2032	132,000	116,234
Georgia Power Co. 4.70%, 5/15/2032	50,000	49,109
Pacific Gas & Electric Co. 5.90%, 6/15/2032	230,000	234,763
Southern California Edison Co. 5.95%, 11/1/2032	80,000	81,878
Southern Co. 5.70%, 10/15/2032	80,000	81,797
		1,265,729
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Emerson Electric Co. 6.00%, 8/15/2032	25,000	26,203
See accompanying notes to financial statements.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
ELECTRONICS — 0.0% *
Honeywell International, Inc. 4.75%, 2/1/2032	$4,000	$3,954
ENVIRONMENTAL CONTROL — 0.2%
Waste Connections, Inc. 3.20%, 6/1/2032	25,000	22,648
FOOD — 4.7%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
3.00%, 5/15/2032	220,000	193,886
3.63%, 1/15/2032	26,000	23,887
Kraft Heinz Foods Co. 5.20%, 3/15/2032	310,000	309,324
McCormick & Co., Inc. 4.95%, 4/15/2033	50,000	48,922
		576,019
HEALTH CARE PRODUCTS — 0.2%
Thermo Fisher Scientific, Inc. 4.95%, 11/21/2032	25,000	24,862
HEALTH CARE SERVICES — 3.9%
HCA, Inc.:
3.63%, 3/15/2032	280,000	257,586
5.50%, 3/1/2032	154,000	155,341
UnitedHealth Group, Inc. 4.20%, 5/15/2032	65,000	62,236
		475,163
HOUSEHOLD PRODUCTS & WARES — 2.0%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	235,000	242,496
INSURANCE — 3.8%
Arthur J Gallagher & Co. 5.00%, 2/15/2032	100,000	98,743
Brown & Brown, Inc. 4.20%, 3/17/2032	50,000	46,911
Corebridge Financial, Inc. 3.90%, 4/5/2032	205,000	189,670
Lincoln National Corp. 3.40%, 3/1/2032	80,000	72,243
Progressive Corp. 6.25%, 12/1/2032	50,000	53,064
		460,631
INTERNET — 1.9%
Amazon.com, Inc. 4.70%, 12/1/2032	130,000	127,764
Meta Platforms, Inc.:
4.60%, 11/15/2032	30,000	28,802
4.88%, 5/15/2033	75,000	72,494
		229,060
IRON/STEEL — 3.5%
ArcelorMittal SA 6.80%, 11/29/2032 (b)	350,000	378,606
Security Description	Principal Amount	Value
Vale Overseas Ltd. 6.13%, 6/12/2033 (b)	$40,000	$41,290
		419,896
IT SERVICES — 3.9%
Leidos, Inc. 5.40%, 3/15/2032	185,000	185,130
NetApp, Inc. 5.50%, 3/17/2032	285,000	286,479
		471,609
LEISURE TIME — 0.4%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (a)	50,000	50,046
LODGING — 1.2%
Hyatt Hotels Corp. 5.75%, 3/30/2032	140,000	142,283
MACHINERY-DIVERSIFIED — 1.1%
Flowserve Corp. 2.80%, 1/15/2032	155,000	136,119
MEDIA — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	80,000	72,057
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	76,000	69,545
		141,602
MINING — 0.4%
Glencore Funding LLC 2.63%, 9/23/2031 (a)	60,000	52,995
MISCELLANEOUS MANUFACTURER — 1.4%
Eaton Corp. 4.00%, 11/2/2032 (b)	175,000	165,937
OIL & GAS — 1.9%
BP Capital Markets America, Inc. 2.72%, 1/12/2032	180,000	160,562
Occidental Petroleum Corp. 5.38%, 1/1/2032	65,000	65,597
		226,159
PACKAGING & CONTAINERS — 1.9%
Sonoco Products Co. 2.85%, 2/1/2032 (b)	160,000	142,086
WRKCo, Inc. 4.20%, 6/1/2032 (b)	100,000	94,861
		236,947
PHARMACEUTICALS — 3.3%
Becton Dickinson & Co. 4.30%, 8/22/2032	105,000	100,264
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	50,000	45,087
CVS Health Corp. 5.00%, 9/15/2032	190,000	187,507
See accompanying notes to financial statements.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Zoetis, Inc. 5.60%, 11/16/2032	$65,000	$66,307
		399,165
PIPELINES — 2.1%
Cheniere Energy Partners LP 3.25%, 1/31/2032	80,000	72,442
Kinder Morgan, Inc. 4.80%, 2/1/2033	50,000	48,702
ONEOK, Inc. 6.10%, 11/15/2032	75,000	77,732
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	59,000	55,446
		254,322
REAL ESTATE — 0.5%
CBRE Services, Inc. 4.90%, 1/15/2033	60,000	58,204
REAL ESTATE INVESTMENT TRUSTS — 4.0%
Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	100,000	83,114
American Homes 4 Rent LP 3.63%, 4/15/2032	50,000	45,700
American Tower Corp. 4.05%, 3/15/2032	50,000	47,110
Americold Realty Operating Partnership LP 5.60%, 5/15/2032	175,000	173,939
Extra Space Storage LP 2.35%, 3/15/2032	80,000	68,668
Simon Property Group LP 2.65%, 2/1/2032	80,000	70,603
		489,134
RETAIL — 4.3%
AutoNation, Inc. 3.85%, 3/1/2032	150,000	138,501
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	275,000	246,378
Home Depot, Inc. 3.25%, 4/15/2032	50,000	45,955
Lowe's Cos., Inc. 3.75%, 4/1/2032	70,000	65,169
Starbucks Corp. 3.00%, 2/14/2032 (b)	30,000	27,116
		523,119
SEMICONDUCTORS — 8.3%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032 (b)	290,000	272,269
Broadcom, Inc. 4.30%, 11/15/2032	250,000	234,140
Intel Corp. 4.00%, 12/15/2032	150,000	139,169
Security Description	Principal Amount	Value
Micron Technology, Inc. 2.70%, 4/15/2032	$360,000	$317,560
QUALCOMM, Inc. 4.25%, 5/20/2032 (b)	20,000	19,333
Texas Instruments, Inc. 3.65%, 8/16/2032 (b)	25,000	23,352
		1,005,823
SOFTWARE — 6.5%
Oracle Corp.:
5.35%, 5/4/2033	55,000	51,793
6.25%, 11/9/2032 (b)	300,000	299,058
Synopsys, Inc. 5.00%, 4/1/2032	180,000	177,763
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	235,000	220,465
VMware LLC 2.20%, 8/15/2031	50,000	43,336
		792,415
TELECOMMUNICATIONS — 3.6%
AT&T, Inc. 2.25%, 2/1/2032	280,000	241,018
T-Mobile USA, Inc. 2.70%, 3/15/2032	130,000	114,162
Verizon Communications, Inc. 2.36%, 3/15/2032	100,000	86,493
		441,673
TRANSPORTATION — 0.4%
Norfolk Southern Corp. 3.00%, 3/15/2032	50,000	45,240
TRUCKING & LEASING — 0.2%
GATX Corp. 3.50%, 6/1/2032	25,000	22,840
TOTAL CORPORATE BONDS & NOTES (Cost $12,177,114)		11,923,588

	Shares
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (d) (e)	58,782	58,782
State Street Navigator Securities Lending Portfolio II (f) (g)	1,114,662	1,114,662
TOTAL SHORT-TERM INVESTMENTS (Cost $1,173,444)		1,173,444
TOTAL INVESTMENTS — 107.9% (Cost $13,350,558)		13,097,032
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(953,762)
NET ASSETS — 100.0%		$12,143,270

See accompanying notes to financial statements.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 2.5% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at August 31, 2026.
(c)
Variable Rate Security - Interest rate shown is rate in effect at August 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$11,923,588	$—	$11,923,588
Short-Term Investments	1,173,444	—	—	1,173,444
TOTAL INVESTMENTS	$1,173,444	$11,923,588	$—	$13,097,032
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	82,583	$82,583	$605,843	$629,644	$—	$—	58,782	$58,782	$3,987
State Street Navigator Securities Lending Portfolio II	574,158	574,158	9,824,263	9,283,759	—	—	1,114,662	1,114,662	1,594
Total		$656,741	$10,430,106	$9,913,403	$—	$—		$1,173,444	$5,581
See accompanying notes to financial statements.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
AEROSPACE & DEFENSE — 3.5%
Boeing Co. 6.13%, 2/15/2033	$75,000	$78,015
L3Harris Technologies, Inc. 5.40%, 7/31/2033	215,000	215,879
		293,894
AGRICULTURE — 2.6%
BAT Capital Corp. 4.63%, 3/22/2033	85,000	81,454
Philip Morris International, Inc. 5.38%, 2/15/2033	141,000	142,310
		223,764
AUTO MANUFACTURERS — 2.0%
General Motors Financial Co., Inc. 6.40%, 1/9/2033 (a)	165,000	172,790
BANKS — 8.2%
Banco Santander SA 6.35%, 3/14/2034	200,000	206,272
Bank of America Corp. SOFR + 1.91%, 5.29%, 4/25/2034 (b)	105,000	104,560
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (b)	65,000	58,045
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (b)	65,000	63,674
JPMorgan Chase & Co. SOFR + 1.85%, 5.35%, 6/1/2034 (a) (b)	105,000	105,069
KeyCorp Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (b)	65,000	62,665
U.S. Bancorp Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (b)	100,000	97,408
		697,693
BEVERAGES — 1.8%
Anheuser-Busch InBev Worldwide, Inc. 6.63%, 8/15/2033	140,000	150,836
BIOTECHNOLOGY — 0.9%
Amgen, Inc. 5.25%, 3/2/2033	75,000	75,071
CHEMICALS — 1.0%
Dow Chemical Co. 6.30%, 3/15/2033	40,000	41,750
Eastman Chemical Co. 5.75%, 3/8/2033	40,000	40,726
		82,476
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 2.9%
Verisk Analytics, Inc. 5.75%, 4/1/2033	$239,000	$243,472
COMPUTERS — 1.9%
Leidos, Inc. 5.75%, 3/15/2033	160,000	162,406
COSMETICS/PERSONAL CARE — 0.5%
Kenvue, Inc. 4.90%, 3/22/2033	40,000	39,450
DISTRIBUTION & WHOLESALE — 0.5%
LKQ Corp. 6.25%, 6/15/2033	40,000	40,956
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Apollo Global Management, Inc. 6.38%, 11/15/2033	80,000	83,916
Capital One Financial Corp. 6.70%, 11/29/2032 (a)	45,000	48,053
		131,969
ELECTRIC — 10.5%
AEP Texas, Inc. 5.40%, 6/1/2033	100,000	99,420
Constellation Energy Generation LLC 5.80%, 3/1/2033	76,000	77,827
DTE Electric Co. 5.20%, 4/1/2033	80,000	80,159
Duke Energy Florida LLC 5.88%, 11/15/2033	135,000	139,757
Exelon Corp. 5.30%, 3/15/2033	112,000	111,669
Georgia Power Co. 4.95%, 5/17/2033	89,000	87,858
National Grid PLC 5.81%, 6/12/2033	112,000	114,685
Pacific Gas & Electric Co. 6.40%, 6/15/2033	90,000	93,312
Southern Co. 5.20%, 6/15/2033	84,000	83,147
		887,834
ENVIRONMENTAL CONTROL — 1.0%
Waste Connections, Inc. 4.20%, 1/15/2033 (a)	90,000	85,298
FOOD — 3.8%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.75%, 4/1/2033	310,000	314,520
Pilgrim's Pride Corp. 6.25%, 7/1/2033	6,000	6,205
		320,725
HEALTH CARE PRODUCTS — 0.2%
Thermo Fisher Scientific, Inc. 5.09%, 8/10/2033 (a)	20,000	19,914
See accompanying notes to financial statements.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 2.1%
HCA, Inc. 5.50%, 6/1/2033	$115,000	$115,453
UnitedHealth Group, Inc. 5.35%, 2/15/2033	65,000	65,556
		181,009
HOUSEHOLD PRODUCTS & WARES — 0.8%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	65,000	67,074
INSURANCE — 3.1%
Allstate Corp. 5.35%, 6/1/2033	20,000	20,087
American International Group, Inc. 5.13%, 3/27/2033	68,000	67,329
Arthur J Gallagher & Co. 5.50%, 3/2/2033	40,000	40,181
Corebridge Financial, Inc. 6.05%, 9/15/2033	96,000	98,473
Progressive Corp. 4.95%, 6/15/2033	20,000	19,826
Prudential Financial, Inc. Series MTN, 5.75%, 7/15/2033	20,000	20,664
		266,560
INTERNET — 1.1%
Meta Platforms, Inc.:
4.60%, 11/15/2032	25,000	24,002
4.88%, 5/15/2033	75,000	72,494
		96,496
IRON/STEEL — 1.4%
Vale Overseas Ltd. 6.13%, 6/12/2033	113,000	116,645
MACHINERY-DIVERSIFIED — 1.2%
Ingersoll Rand, Inc. 5.70%, 8/14/2033	101,000	103,019
MEDIA — 4.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	135,000	121,596
Comcast Corp. 4.80%, 5/15/2033	70,000	67,572
Paramount Global 5.50%, 5/15/2033	5,000	4,470
Space Exploration Technologies Corp. 5.65%, 7/15/2033 (c)	150,000	144,386
		338,024
MINING — 1.1%
Glencore Funding LLC 5.70%, 5/8/2033 (c)	90,000	91,634
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 1.6%
Eaton Corp. 4.15%, 3/15/2033 (a)	$140,000	$133,078
OIL & GAS — 3.5%
BP Capital Markets America, Inc. 4.89%, 9/11/2033	138,000	135,460
Diamondback Energy, Inc. 6.25%, 3/15/2033	65,000	68,219
Ovintiv, Inc. 6.25%, 7/15/2033	90,000	93,998
		297,677
OIL & GAS SERVICES — 0.9%
Schlumberger Holdings Corp. 4.85%, 5/15/2033 (c)	76,000	74,644
PHARMACEUTICALS — 6.3%
AbbVie, Inc. 5.05%, 3/15/2034	85,000	84,072
Becton Dickinson & Co. 5.11%, 2/8/2034	68,000	66,925
CVS Health Corp. 5.30%, 6/1/2033	247,000	245,461
Merck & Co., Inc. 6.50%, 12/1/2033	76,000	82,228
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033 (a)	60,000	58,511
		537,197
PIPELINES — 7.6%
Cheniere Energy Partners LP 5.95%, 6/30/2033	40,000	41,171
Enbridge, Inc. 5.70%, 3/8/2033 (a)	60,000	61,120
Energy Transfer LP:
5.75%, 2/15/2033	106,000	108,107
6.55%, 12/1/2033	222,000	235,769
Kinder Morgan, Inc. 5.20%, 6/1/2033	40,000	39,846
ONEOK, Inc. 6.05%, 9/1/2033	113,000	116,548
Targa Resources Corp. 6.13%, 3/15/2033	40,000	41,459
		644,020
REAL ESTATE — 0.7%
CBRE Services, Inc. 4.90%, 1/15/2033	60,000	58,204
REAL ESTATE INVESTMENT TRUSTS — 2.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	68,000	54,506
American Tower Corp. 5.55%, 7/15/2033	36,000	36,198
COPT Defense Properties LP 2.90%, 12/1/2033	80,000	67,478
See accompanying notes to financial statements.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Invitation Homes Operating Partnership LP 5.50%, 8/15/2033	$64,000	$63,899
		222,081
RETAIL — 1.2%
AutoZone, Inc. 5.20%, 8/1/2033	65,000	64,302
Lowe's Cos., Inc. 5.15%, 7/1/2033	40,000	39,686
		103,988
SEMICONDUCTORS — 7.9%
Broadcom, Inc. 3.42%, 4/15/2033	255,000	223,676
Intel Corp. 5.20%, 2/10/2033	190,000	187,887
Marvell Technology, Inc. 5.95%, 9/15/2033	251,000	257,541
		669,104
SOFTWARE — 3.7%
Oracle Corp.:
4.90%, 2/6/2033 (a)	194,000	178,554
5.35%, 5/4/2033	90,000	84,753
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	50,000	50,232
		313,539
TELECOMMUNICATIONS — 3.5%
AT&T, Inc. 5.40%, 2/15/2034	110,000	109,260
T-Mobile USA, Inc. 5.05%, 7/15/2033	130,000	127,287
Verizon Communications, Inc. 5.05%, 5/9/2033	60,000	59,282
		295,829
TRANSPORTATION — 0.8%
United Parcel Service, Inc. 4.88%, 3/3/2033	65,000	64,820
TOTAL CORPORATE BONDS & NOTES (Cost $8,527,503)		8,303,190

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (d) (e)	48,062	$48,062
State Street Navigator Securities Lending Portfolio II (f) (g)	463,478	463,478
TOTAL SHORT-TERM INVESTMENTS (Cost $511,540)		511,540
TOTAL INVESTMENTS — 104.0% (Cost $9,039,043)		8,814,730
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(339,163)
NET ASSETS — 100.0%		$8,475,567

(a)	All or a portion of the shares of the security are on loan at August 31, 2026.
(b)
Variable Rate Security - Interest rate shown is rate in effect at August 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 3.7% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,303,190	$—	$8,303,190
Short-Term Investments	511,540	—	—	511,540
TOTAL INVESTMENTS	$511,540	$8,303,190	$—	$8,814,730
See accompanying notes to financial statements.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	109,029	$109,029	$784,270	$845,237	$—	$—	48,062	$48,062	$4,201
State Street Navigator Securities Lending Portfolio II	48,528	48,528	6,147,080	5,732,130	—	—	463,478	463,478	562
Total		$157,557	$6,931,350	$6,577,367	$—	$—		$511,540	$4,763
See accompanying notes to financial statements.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.4%
AEROSPACE & DEFENSE — 2.4%
Boeing Co. 3.60%, 5/1/2034	$130,000	$114,942
L3Harris Technologies, Inc. 5.35%, 6/1/2034	65,000	64,767
RTX Corp. 6.10%, 3/15/2034	50,000	52,576
		232,285
AGRICULTURE — 3.3%
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	125,000	118,810
Imperial Brands Finance PLC 5.88%, 7/1/2034 (a)	200,000	202,200
		321,010
APPAREL — 0.3%
Tapestry, Inc. 5.50%, 3/11/2035	25,000	24,603
AUTO MANUFACTURERS — 3.5%
General Motors Financial Co., Inc.:
5.45%, 9/6/2034	100,000	98,124
5.95%, 4/4/2034	230,000	233,873
		331,997
BANKS — 3.6%
Bank of America Corp. SOFR + 1.65%, 5.47%, 1/23/2035 (b)	40,000	40,089
Citigroup, Inc. SOFR + 2.06%, 5.83%, 2/13/2035 (b)	40,000	39,906
Goldman Sachs Group, Inc. SOFR + 1.95%, 6.56%, 10/24/2034 (b)	50,000	53,016
JPMorgan Chase & Co. SOFR + 1.62%, 5.34%, 1/23/2035 (b) (c)	40,000	39,797
Morgan Stanley SOFR + 1.73%, 5.47%, 1/18/2035 (b)	50,000	49,756
U.S. Bancorp SOFR + 1.86%, 5.68%, 1/23/2035 (b)	75,000	75,832
Wells Fargo & Co. SOFR + 1.78%, 5.50%, 1/23/2035 (b)	50,000	50,067
		348,463
BEVERAGES — 3.9%
Anheuser-Busch InBev Worldwide, Inc. 5.00%, 6/15/2034	120,000	118,640
Coca-Cola Consolidated, Inc. 5.45%, 6/1/2034	200,000	201,834
Security Description	Principal Amount	Value
Keurig Dr. Pepper, Inc. 5.30%, 3/15/2034 (c)	$50,000	$49,300
		369,774
BIOTECHNOLOGY — 0.2%
Royalty Pharma PLC 5.40%, 9/2/2034	20,000	19,809
CHEMICALS — 1.2%
Dow Chemical Co. 4.25%, 10/1/2034	80,000	72,248
Eastman Chemical Co. 5.63%, 2/20/2034	45,000	45,020
		117,268
COMMERCIAL SERVICES — 1.5%
Verisk Analytics, Inc. 5.25%, 6/5/2034	150,000	146,979
CONSTRUCTION MATERIALS — 1.7%
Carrier Global Corp. 5.90%, 3/15/2034 (c)	120,000	123,740
Owens Corning 5.70%, 6/15/2034 (c)	35,000	35,458
		159,198
DIVERSIFIED FINANCIAL SERVICES — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.95%, 9/10/2034	75,000	71,607
Capital One Financial Corp. SOFR + 3.37%, 7.96%, 11/2/2034 (b)	40,000	45,163
Charles Schwab Corp. SOFR + 2.50%, 5.85%, 5/19/2034 (b) (c)	50,000	51,329
Jefferies Financial Group, Inc. 6.20%, 4/14/2034	70,000	70,919
		239,018
ELECTRIC — 12.0%
AEP Texas, Inc. 5.70%, 5/15/2034	95,000	95,944
CenterPoint Energy Houston Electric LLC 5.15%, 3/1/2034	55,000	54,418
Constellation Energy Generation LLC 6.13%, 1/15/2034	70,000	72,817
DTE Electric Co. 5.20%, 3/1/2034	135,000	134,660
Duke Energy Carolinas LLC 4.85%, 1/15/2034	170,000	165,556
Georgia Power Co. 5.25%, 3/15/2034 (c)	101,000	100,608
National Grid PLC 5.42%, 1/11/2034	70,000	69,744
Pacific Gas & Electric Co. 5.80%, 5/15/2034	95,000	95,348
See accompanying notes to financial statements.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
PacifiCorp 5.45%, 2/15/2034	$95,000	$94,093
Puget Sound Energy, Inc. 5.33%, 6/15/2034	23,000	23,000
Southern California Edison Co. 5.20%, 6/1/2034	90,000	87,230
Southern Co. 5.70%, 3/15/2034	160,000	162,307
		1,155,725
ENVIRONMENTAL CONTROL — 0.8%
Republic Services, Inc. 5.20%, 11/15/2034	30,000	29,888
Waste Connections, Inc. 5.00%, 3/1/2034	50,000	49,136
		79,024
FOOD — 2.4%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.75%, 3/15/2034	5,000	5,341
Mars, Inc. 5.20%, 3/1/2035 (a)	100,000	98,531
Pilgrim's Pride Corp. 6.88%, 5/15/2034	30,000	32,124
Tyson Foods, Inc. 4.88%, 8/15/2034	100,000	95,812
		231,808
GAS — 1.3%
NiSource, Inc. 5.35%, 4/1/2034	125,000	124,421
HEALTH CARE PRODUCTS — 1.7%
Smith & Nephew PLC 5.40%, 3/20/2034	67,000	66,428
Solventum Corp. 5.60%, 3/23/2034 (c)	40,000	40,147
Thermo Fisher Scientific, Inc. 5.20%, 1/31/2034	55,000	54,941
		161,516
HEALTH CARE SERVICES — 2.0%
HCA, Inc.:
5.45%, 9/15/2034	60,000	59,595
5.75%, 3/1/2035	30,000	30,241
UnitedHealth Group, Inc. 5.15%, 7/15/2034	105,000	103,703
		193,539
INSURANCE — 5.5%
Arch Capital Group Ltd. 7.35%, 5/1/2034	60,000	66,802
Arthur J Gallagher & Co. 5.45%, 7/15/2034	125,000	124,109
Athene Holding Ltd. 5.88%, 1/15/2034 (c)	50,000	49,644
Security Description	Principal Amount	Value
Brown & Brown, Inc. 5.65%, 6/11/2034	$95,000	$94,216
Corebridge Financial, Inc. 5.75%, 1/15/2034 (c)	80,000	80,651
Lincoln National Corp. 5.85%, 3/15/2034	45,000	45,260
MetLife, Inc. 5.30%, 12/15/2034	70,000	69,832
		530,514
INTERNET — 2.9%
Alphabet, Inc. 4.50%, 5/15/2035 (c)	100,000	94,877
Amazon.com, Inc. 4.80%, 12/5/2034	95,000	92,528
Expedia Group, Inc. 5.40%, 2/15/2035	25,000	24,399
Meta Platforms, Inc. 4.75%, 8/15/2034 (c)	75,000	71,360
		283,164
IRON/STEEL — 1.1%
ArcelorMittal SA 6.00%, 6/17/2034	105,000	108,253
IT SERVICES — 2.2%
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	173,000	166,064
Leidos, Inc. 5.50%, 3/15/2035	50,000	49,461
		215,525
LODGING — 1.4%
Las Vegas Sands Corp. 6.20%, 8/15/2034	135,000	136,451
MACHINERY-DIVERSIFIED — 0.9%
AGCO Corp. 5.80%, 3/21/2034	40,000	40,114
Ingersoll Rand, Inc. 5.45%, 6/15/2034	45,000	45,099
		85,213
MINING — 0.8%
Glencore Funding LLC 5.63%, 4/4/2034 (a)	50,000	50,220
Rio Tinto Finance USA PLC 5.25%, 3/14/2035	25,000	24,843
		75,063
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp. 5.55%, 8/22/2034	40,000	38,776
OIL & GAS — 6.7%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	281,000	280,109
Devon Energy Corp. 5.20%, 9/15/2034	154,000	151,804
Diamondback Energy, Inc. 5.40%, 4/18/2034	50,000	49,924
See accompanying notes to financial statements.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Occidental Petroleum Corp. 5.55%, 10/1/2034 (c)	$55,000	$55,526
Ovintiv, Inc. 6.50%, 8/15/2034	65,000	68,557
Suncor Energy, Inc. 5.95%, 12/1/2034	35,000	35,899
		641,819
PACKAGING & CONTAINERS — 2.3%
Berry Global, Inc. 5.65%, 1/15/2034	105,000	105,591
Sonoco Products Co. 5.00%, 9/1/2034 (c)	120,000	115,630
		221,221
PHARMACEUTICALS — 5.3%
AbbVie, Inc. 5.05%, 3/15/2034	192,000	189,903
Astrazeneca Finance LLC 5.00%, 2/26/2034	40,000	39,541
Becton Dickinson & Co. 5.11%, 2/8/2034	20,000	19,684
CVS Health Corp. 5.70%, 6/1/2034	100,000	101,130
Eli Lilly & Co. 4.60%, 8/14/2034	50,000	48,314
Novartis Capital Corp. 4.20%, 9/18/2034	115,000	108,441
		507,013
PIPELINES — 5.4%
Cheniere Energy Partners LP 5.75%, 8/15/2034	95,000	96,255
Enbridge, Inc. 5.63%, 4/5/2034	95,000	95,982
Energy Transfer LP 5.60%, 9/1/2034	110,000	110,079
Kinder Morgan, Inc. 5.30%, 12/1/2034	65,000	64,074
ONEOK, Inc. 5.05%, 11/1/2034	75,000	72,359
Targa Resources Corp. 6.50%, 3/30/2034	50,000	52,850
Williams Cos., Inc. 5.15%, 3/15/2034	25,000	24,469
		516,068
REAL ESTATE INVESTMENT TRUSTS — 5.5%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	70,000	58,234
American Homes 4 Rent LP 5.50%, 7/15/2034	55,000	54,570
Brixmor Operating Partnership LP 5.50%, 2/15/2034	60,000	59,903
Extra Space Storage LP 5.40%, 2/1/2034	119,000	118,010
Security Description	Principal Amount	Value
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	$68,000	$56,110
Kilroy Realty LP 2.65%, 11/15/2033	50,000	40,001
Regency Centers LP 5.25%, 1/15/2034	65,000	64,390
Ventas Realty LP 5.63%, 7/1/2034	75,000	75,536
		526,754
RETAIL — 1.1%
AutoNation, Inc. 5.89%, 3/15/2035	35,000	35,021
AutoZone, Inc. 5.40%, 7/15/2034	70,000	69,663
		104,684
SEMICONDUCTORS — 2.5%
Broadcom, Inc. 3.47%, 4/15/2034	160,000	137,309
Intel Corp. 5.15%, 2/21/2034 (c)	25,000	24,375
KLA Corp. 5.65%, 11/1/2034	30,000	30,339
Marvell Technology, Inc. 5.95%, 9/15/2033	50,000	51,303
		243,326
SOFTWARE — 3.5%
Oracle Corp.:
4.30%, 7/8/2034	80,000	69,090
4.70%, 9/27/2034	145,000	127,817
Paychex, Inc. 5.60%, 4/15/2035	30,000	29,788
Synopsys, Inc. 5.15%, 4/1/2035	40,000	38,844
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034 (c)	70,000	70,325
		335,864
TELECOMMUNICATIONS — 4.6%
AT&T, Inc. 5.40%, 2/15/2034	200,000	198,654
Cisco Systems, Inc. 5.05%, 2/26/2034	80,000	79,076
T-Mobile USA, Inc. 5.15%, 4/15/2034	120,000	117,498
Verizon Communications, Inc. 4.40%, 11/1/2034	50,000	46,379
		441,607
TRANSPORTATION — 0.5%
United Parcel Service, Inc. 5.15%, 5/22/2034	45,000	45,098
See accompanying notes to financial statements.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
WATER — 0.5%
American Water Capital Corp. 5.15%, 3/1/2034	$50,000	$49,520
TOTAL CORPORATE BONDS & NOTES (Cost $9,549,237)		9,362,370

	Shares
SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (d) (e)	106,924	106,924
State Street Navigator Securities Lending Portfolio II (f) (g)	784,123	784,123
TOTAL SHORT-TERM INVESTMENTS (Cost $891,047)		891,047
TOTAL INVESTMENTS — 106.7% (Cost $10,440,284)		10,253,417
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(641,945)
NET ASSETS — 100.0%		$9,611,472

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 3.7% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at August 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	All or a portion of the shares of the security are on loan at August 31, 2026.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended August 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$9,362,370	$—	$9,362,370
Short-Term Investments	891,047	—	—	891,047
TOTAL INVESTMENTS	$891,047	$9,362,370	$—	$10,253,417
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	39,240	$39,240	$606,248	$538,564	$—	$—	106,924	$106,924	$3,883
State Street Navigator Securities Lending Portfolio II	261,818	261,818	8,844,218	8,321,913	—	—	784,123	784,123	1,489
Total		$301,058	$9,450,466	$8,860,477	$—	$—		$891,047	$5,372
See accompanying notes to financial statements.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.5%
AEROSPACE & DEFENSE — 4.6%
Boeing Co. 3.30%, 3/1/2035	$75,000	$63,289
General Dynamics Corp. 4.95%, 8/15/2035	25,000	24,450
L3Harris Technologies, Inc. 4.85%, 4/27/2035	118,000	113,317
RTX Corp. 5.40%, 5/1/2035	130,000	130,823
		331,879
AGRICULTURE — 3.1%
BAT Capital Corp. 5.63%, 8/15/2035	105,000	105,636
Philip Morris International, Inc. 4.88%, 4/30/2035	118,000	113,602
		219,238
AUTO MANUFACTURERS — 2.1%
General Motors Co. 5.00%, 4/1/2035	130,000	123,292
Toyota Motor Corp. 5.05%, 6/30/2035	25,000	24,708
		148,000
BANKS — 3.5%
Goldman Sachs Group, Inc. SOFR + 1.38%, 5.54%, 1/28/2036 (a)	25,000	24,768
JPMorgan Chase & Co. SOFR + 1.68%, 5.57%, 4/22/2036 (a)	75,000	75,237
M&T Bank Corp. Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (a)	75,000	73,069
Morgan Stanley SOFR + 1.76%, 5.66%, 4/17/2036 (a)	25,000	25,073
Wells Fargo & Co. SOFR + 1.74%, 5.61%, 4/23/2036 (a)	50,000	50,209
		248,356
BEVERAGES — 2.3%
Anheuser-Busch InBev Worldwide, Inc. 5.88%, 6/15/2035	115,000	120,140
Maple Parent Holdings Corp. 5.70%, 3/26/2036 (b)	45,000	44,265
		164,405
BIOTECHNOLOGY — 2.7%
Gilead Sciences, Inc. 4.60%, 9/1/2035	105,000	99,821
Security Description	Principal Amount	Value
Royalty Pharma PLC 5.20%, 9/25/2035	$93,000	$90,284
		190,105
COMMERCIAL SERVICES — 1.0%
Verisk Analytics, Inc. 5.25%, 3/15/2035	70,000	68,118
CONSTRUCTION MATERIALS — 0.7%
Carlisle Cos., Inc. 5.25%, 9/15/2035	50,000	48,879
DIVERSIFIED FINANCIAL SERVICES — 1.1%
Charles Schwab Corp. SOFR + 2.01%, 6.14%, 8/24/2034 (a)	75,000	78,092
ELECTRIC — 14.1%
AEP Transmission Co. LLC 5.38%, 6/15/2035	126,000	125,378
Ameren Corp. 5.38%, 3/15/2035	95,000	93,871
CenterPoint Energy Houston Electric LLC Series AQ, 4.95%, 8/15/2035	55,000	53,090
Duke Energy Corp. 4.95%, 9/15/2035	80,000	76,452
Exelon Corp. 4.95%, 6/15/2035	126,000	119,616
FirstEnergy Transmission LLC 5.00%, 1/15/2035	126,000	121,514
Georgia Power Co. 5.20%, 3/15/2035	176,000	173,980
NRG Energy, Inc. 5.41%, 10/15/2035 (b)	55,000	52,501
Pacific Gas & Electric Co. 6.00%, 8/15/2035	173,000	174,725
PacifiCorp 5.25%, 6/15/2035	25,000	23,937
		1,015,064
ELECTRICAL COMPONENTS & EQUIPMENT — 0.7%
Emerson Electric Co. 5.00%, 3/15/2035	50,000	49,195
FOOD — 4.4%
J.M. Smucker Co. 4.25%, 3/15/2035	150,000	137,226
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.95%, 4/20/2035	176,000	177,881
		315,107
GAS — 1.8%
NiSource, Inc. 5.35%, 7/15/2035	75,000	73,744
Southern California Gas Co. 5.45%, 6/15/2035	55,000	54,777
		128,521
See accompanying notes to financial statements.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.8%
Baxter International, Inc. 5.65%, 12/15/2035	$25,000	$24,393
Medtronic, Inc. 4.38%, 3/15/2035	35,000	32,921
Stryker Corp. 5.20%, 2/10/2035	75,000	74,277
		131,591
HEALTH CARE SERVICES — 2.4%
HCA, Inc. 5.75%, 3/1/2035	80,000	80,643
UnitedHealth Group, Inc. 5.30%, 6/15/2035	95,000	94,501
		175,144
HOME BUILDERS — 1.7%
PulteGroup, Inc. 6.00%, 2/15/2035	53,000	54,471
Toll Brothers Finance Corp. 5.60%, 6/15/2035	70,000	69,440
		123,911
INSURANCE — 2.6%
American International Group, Inc. 5.45%, 5/7/2035	50,000	49,842
Arthur J Gallagher & Co. 5.15%, 2/15/2035	50,000	48,521
Marsh & McLennan Cos., Inc. 5.00%, 3/15/2035	94,000	90,625
		188,988
INTERNET — 2.9%
Alphabet, Inc. 4.50%, 5/15/2035	25,000	23,719
Expedia Group, Inc. 5.40%, 2/15/2035	45,000	43,918
Meta Platforms, Inc.:
4.75%, 8/15/2034	65,000	61,845
5.25%, 5/15/2036 (c)	40,000	38,438
Uber Technologies, Inc. 4.80%, 9/15/2035	45,000	42,640
		210,560
IRON/STEEL — 0.3%
Nucor Corp. 5.10%, 6/1/2035	25,000	24,647
IT SERVICES — 3.7%
Apple, Inc. 4.75%, 5/12/2035	20,000	19,730
Leidos, Inc. 5.50%, 3/15/2035	125,000	123,653
NetApp, Inc. 5.70%, 3/17/2035	120,000	120,134
		263,517
Security Description	Principal Amount	Value
LEISURE TIME — 0.3%
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036	$25,000	$24,173
MEDIA — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.38%, 10/23/2035	135,000	131,632
Comcast Corp. 6.50%, 11/15/2035	25,000	26,312
Walt Disney Co. 6.40%, 12/15/2035	15,000	16,214
		174,158
MINING — 1.7%
Glencore Funding LLC 5.67%, 4/1/2035 (b)	125,000	125,396
OIL & GAS — 3.3%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	75,000	74,762
Devon Energy Corp. 5.40%, 2/15/2035 (b)	65,000	64,466
Diamondback Energy, Inc. 5.55%, 4/1/2035	45,000	45,244
Ovintiv, Inc. 6.50%, 8/15/2034	45,000	47,463
Patterson-UTI Energy, Inc. 6.05%, 5/15/2036	5,000	4,965
		236,900
PACKAGING & CONTAINERS — 0.8%
Packaging Corp. of America 5.20%, 8/15/2035	60,000	58,787
PHARMACEUTICALS — 6.1%
AbbVie, Inc. 4.50%, 5/14/2035	190,000	178,889
CVS Health Corp. 4.88%, 7/20/2035	120,000	113,713
Eli Lilly & Co. 5.10%, 2/12/2035	95,000	94,563
Merck & Co., Inc. 4.95%, 9/15/2035	55,000	53,603
		440,768
PIPELINES — 4.2%
Energy Transfer LP 5.70%, 4/1/2035	80,000	80,367
Enterprise Products Operating LLC Series J, 5.75%, 3/1/2035	70,000	71,096
MPLX LP 5.40%, 9/15/2035	50,000	48,990
Targa Resources Corp. 5.55%, 8/15/2035	54,000	53,465
Williams Cos., Inc. 5.30%, 9/30/2035	50,000	48,734
		302,652
See accompanying notes to financial statements.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Alexandria Real Estate Equities, Inc. 5.50%, 10/1/2035	$25,000	$24,338
ERP Operating LP 5.00%, 8/1/2035	25,000	24,238
Mid-America Apartments LP 4.95%, 3/1/2035	25,000	24,161
Prologis LP 5.25%, 5/15/2035	95,000	93,755
Public Storage Operating Co. 5.00%, 12/15/2035	65,000	62,995
Regency Centers LP 5.10%, 1/15/2035	45,000	43,956
		273,443
RETAIL — 2.4%
AutoNation, Inc. 5.89%, 3/15/2035	120,000	120,072
O'Reilly Automotive, Inc. 5.00%, 8/19/2034	50,000	48,459
		168,531
SEMICONDUCTORS — 4.5%
Broadcom, Inc. 5.20%, 7/15/2035	105,000	100,040
Intel Corp. 5.30%, 5/15/2036	105,000	101,291
Marvell Technology, Inc. 5.45%, 7/15/2035	120,000	118,008
		319,339
SHIPBUILDING — 1.5%
Huntington Ingalls Industries, Inc. 5.75%, 1/15/2035	105,000	106,080
SOFTWARE — 4.3%
MSCI, Inc. 5.25%, 9/1/2035	70,000	67,126
Oracle Corp.:
5.50%, 8/3/2035	130,000	119,222
5.70%, 2/4/2036	55,000	50,854
Synopsys, Inc. 5.15%, 4/1/2035	70,000	67,976
		305,178
TELECOMMUNICATIONS — 3.4%
AT&T, Inc. 5.38%, 8/15/2035	176,000	172,105
T-Mobile USA, Inc. 5.30%, 5/15/2035	75,000	73,393
		245,498
TRANSPORTATION — 1.3%
Canadian Pacific Railway Co. 4.80%, 9/15/2035	44,000	42,299
Security Description	Principal Amount	Value
United Parcel Service, Inc. 5.25%, 5/14/2035	$50,000	$50,067
		92,366
TOTAL CORPORATE BONDS & NOTES (Cost $7,282,465)		6,996,586

	Shares
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (d) (e)	79,121	79,121
State Street Navigator Securities Lending Portfolio II (f) (g)	38,000	38,000
TOTAL SHORT-TERM INVESTMENTS (Cost $117,121)		117,121
TOTAL INVESTMENTS — 99.1% (Cost $7,399,586)		7,113,707
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		66,059
NET ASSETS — 100.0%		$7,179,766

(a)
Variable Rate Security - Interest rate shown is rate in effect at August 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 4.0% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	All or a portion of the shares of the security are on loan at August 31, 2026.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended August 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended August 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,996,586	$—	$6,996,586
Short-Term Investments	117,121	—	—	117,121
TOTAL INVESTMENTS	$117,121	$6,996,586	$—	$7,113,707
Affiliate Table
	Number of Shares Held at 9/17/25*	Value at 9/17/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$530,967	$451,846	$—	$—	79,121	$79,121	$2,396
State Street Navigator Securities Lending Portfolio II	—	—	398,128	360,128	—	—	38,000	38,000	114
Total		$—	$929,095	$811,974	$—	$—		$117,121	$2,510

*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET MY2027 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
AGRICULTURE — 1.0%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	$50,000	$49,992
APPAREL — 1.4%
VF Corp. 2.80%, 4/23/2027	70,000	69,122
AUTO MANUFACTURERS — 9.0%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	45,000	44,891
Ford Motor Credit Co. LLC 6.80%, 5/12/2028	30,000	30,750
Jaguar Land Rover Automotive PLC 4.50%, 10/1/2027 (a)	85,000	84,182
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026 (a)	41,000	40,947
Nissan Motor Co. Ltd. 4.35%, 9/17/2027 (a)	249,000	246,403
		447,173
CHEMICALS — 4.8%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	30,000	29,976
Celanese U.S. Holdings LLC 7.17%, 7/15/2027	35,000	35,586
Methanex Corp. 5.13%, 10/15/2027	65,000	64,994
NOVA Chemicals Corp. 5.25%, 6/1/2027 (a)	110,000	109,882
		240,438
COMMERCIAL SERVICES — 4.7%
Brink's Co. 4.63%, 10/15/2027 (a)	60,000	59,620
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	100,000	98,157
United Rentals North America, Inc. 3.88%, 11/15/2027	80,000	79,141
		236,918
COMPUTERS — 0.3%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	15,000	14,970
CONSTRUCTION MATERIALS — 0.5%
Griffon Corp. 5.75%, 3/1/2028	25,000	25,014
DIVERSIFIED FINANCIAL SERVICES — 5.0%
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	25,000	20,072
8.75%, 11/1/2027 (a)	20,000	18,094
Navient Corp. 5.00%, 3/15/2027	80,000	79,730
Security Description	Principal Amount	Value
OneMain Finance Corp. 3.50%, 1/15/2027	$80,000	$79,458
United Wholesale Mortgage LLC 5.75%, 6/15/2027 (a)	50,000	49,957
		247,311
ELECTRIC — 2.6%
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	25,000	24,771
NRG Energy, Inc. 4.96%, 4/30/2031 (a)	25,000	24,323
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	27,000	26,559
XPLR Infrastructure Operating Partners LP 4.50%, 9/15/2027 (a)	55,000	54,579
		130,232
ELECTRICAL COMPONENTS & EQUIPMENT — 1.0%
EnerSys 4.38%, 12/15/2027 (a)	50,000	49,608
ENTERTAINMENT — 6.3%
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	40,000	40,017
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	170,000	169,182
Motion Bondco DAC 6.63%, 11/15/2027 (a)	58,000	54,818
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	50,000	49,647
		313,664
GAS — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 6/1/2028 (a)	7,000	7,153
HEALTH CARE SERVICES — 4.4%
Centene Corp. 2.45%, 7/15/2028	125,000	119,183
IQVIA, Inc. 5.00%, 5/15/2027 (a)	60,000	60,013
Tenet Healthcare Corp. 5.13%, 11/1/2027	40,000	40,002
		219,198
HOME BUILDERS — 3.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25%, 9/15/2027 (a)	40,000	39,982
KB Home 6.88%, 6/15/2027	50,000	50,298
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	25,000	24,991
See accompanying notes to financial statements.

STATE STREET MY2027 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
5.70%, 6/15/2028	$30,000	$30,030
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	25,000	24,970
		170,271
HOUSEHOLD PRODUCTS — 0.4%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	20,000	19,978
HOUSEWARES — 0.4%
Central Garden & Pet Co. 5.13%, 2/1/2028	20,000	19,988
INTERNET — 8.8%
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%, 6/15/2027 (a) (b)	65,000	61,721
Gen Digital, Inc. 6.75%, 9/30/2027 (a)	95,000	95,259
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	60,000	59,971
ION Platform Finance U.S., Inc./ION Platform Finance SARL 5.75%, 5/15/2028 (a)	20,000	18,827
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	50,000	49,883
Rakuten Group, Inc. 11.25%, 2/15/2027 (a)	150,000	153,899
		439,560
INVESTMENT COMPANY SECURITIES — 2.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	110,000	109,210
IRON/STEEL — 1.2%
Fortescue Treasury Pty. Ltd. 4.50%, 9/15/2027 (a)	60,000	59,504
LEISURE TIME — 0.4%
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	20,000	19,974
LODGING — 7.1%
Boyd Gaming Corp. 4.75%, 12/1/2027	25,000	24,930
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	60,000	59,974
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	25,000	24,813
MGM Resorts International 5.50%, 4/15/2027	75,000	75,147
Travel & Leisure Co. 6.00%, 4/1/2027	45,000	45,091
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	100,000	99,915
Security Description	Principal Amount	Value
Wynn Macau Ltd. 5.50%, 10/1/2027 (a)	$25,000	$24,951
		354,821
MACHINERY-DIVERSIFIED — 1.5%
ATS Corp. 4.13%, 12/15/2028 (a)	25,000	24,228
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	50,000	49,985
		74,213
MEDIA — 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13%, 5/1/2027 (a)	110,000	109,858
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	48,000	47,999
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	75,000	43,255
Sirius XM Radio LLC 5.00%, 8/1/2027 (a)	88,000	87,826
		288,938
OIL & GAS — 2.8%
SM Energy Co. 6.63%, 1/15/2027	50,000	50,000
Sunoco LP 5.88%, 7/15/2027 (a)	90,000	90,136
		140,136
PACKAGING & CONTAINERS — 1.5%
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	25,000	24,977
Graphic Packaging International LLC 4.75%, 7/15/2027 (a)	50,000	49,796
		74,773
PHARMACEUTICALS — 1.9%
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	70,000	69,961
Grifols SA 4.75%, 10/15/2028 (a)	25,000	24,644
		94,605
PIPELINES — 2.0%
Buckeye Partners LP 4.13%, 12/1/2027	45,000	44,324
NuStar Logistics LP 5.63%, 4/28/2027	55,000	55,187
		99,511
REAL ESTATE INVESTMENT TRUSTS — 8.2%
Brandywine Operating Partnership LP 3.95%, 11/15/2027	75,000	73,607
See accompanying notes to financial statements.

STATE STREET MY2027 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	$50,000	$49,443
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	30,000	29,311
Hudson Pacific Properties LP 3.95%, 11/1/2027	45,000	43,890
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	85,000	84,807
SBA Communications Corp. 3.88%, 2/15/2027	127,000	126,637
		407,695
RETAIL — 4.8%
1011778 BC ULC/New Red Finance, Inc. 3.88%, 1/15/2028 (a)	25,000	24,596
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	85,000	84,743
Lithia Motors, Inc. 4.63%, 12/15/2027 (a)	45,000	44,835
Nordstrom, Inc. 4.00%, 3/15/2027	40,000	39,622
Vivo Energy Investments BV 5.13%, 9/24/2027 (a)	45,000	44,628
		238,424
SOFTWARE — 2.1%
Open Text Corp. 6.90%, 12/1/2027 (a)	30,000	30,552
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	75,000	75,036
		105,588
TELECOMMUNICATIONS — 2.4%
Altice Financing SA 9.63%, 7/15/2027 (a)	45,000	28,568
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	5,000	4,027
Security Description	Principal Amount	Value
Nokia OYJ 4.38%, 6/12/2027	$25,000	$24,885
Viasat, Inc. 5.63%, 4/15/2027 (a)	60,000	59,947
		117,427
TOTAL CORPORATE BONDS & NOTES (Cost $4,923,945)		4,885,409

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (c) (d) (Cost $2,321)	2,321	2,321
TOTAL INVESTMENTS — 98.1% (Cost $4,926,266)		4,887,730
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		96,132
NET ASSETS — 100.0%		$4,983,862

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 67.0% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at August 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended August 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at August 31, 2026.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,885,409	$—	$4,885,409
Short-Term Investment	2,321	—	—	2,321
TOTAL INVESTMENTS	$2,321	$4,885,409	$—	$4,887,730
See accompanying notes to financial statements.

STATE STREET MY2027 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,451,017	$1,448,696	$—	$—	2,321	$2,321	$669
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	80,631	80,631	—	—	—	—	12
State Street Navigator Securities Lending Portfolio II	—	—	86,733	86,733	—	—	—	—	30
Total		$—	$1,618,381	$1,616,060	$—	$—		$2,321	$711

*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.6%
ADVERTISING — 0.9%
CMG Media Corp. 8.88%, 6/18/2029 (a)	$10,000	$7,672
Lamar Media Corp. 3.75%, 2/15/2028	40,000	39,225
		46,897
AEROSPACE & DEFENSE — 1.9%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	20,000	20,453
TransDigm, Inc. 6.38%, 3/1/2029 (a)	75,000	76,085
		96,538
AIRLINES — 1.7%
American Airlines, Inc. 7.25%, 2/15/2028 (a)	50,000	50,501
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50%, 6/1/2028 (a)	35,000	35,715
		86,216
APPAREL — 0.4%
Crocs, Inc. 4.25%, 3/15/2029 (a)	20,000	19,359
AUTO MANUFACTURERS — 3.0%
Jaguar Land Rover Automotive PLC 5.88%, 1/15/2028 (a)	35,000	34,929
Nissan Motor Acceptance Co. LLC 7.05%, 9/15/2028 (a)	50,000	51,014
Nissan Motor Co. Ltd. 4.35%, 9/17/2027 (a)	41,000	40,572
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	30,000	23,450
		149,965
AUTO PARTS & EQUIPMENT — 3.7%
Goodyear Tire & Rubber Co. 7.00%, 3/15/2028	20,000	20,320
Tenneco, Inc. 8.00%, 11/17/2028 (a)	85,000	85,282
Titan International, Inc. 7.00%, 4/30/2028	40,000	39,959
ZF North America Capital, Inc. 6.88%, 4/14/2028 (a)	40,000	40,669
		186,230
CHEMICALS — 1.6%
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	35,000	35,048
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a)	10,000	8,739
Ingevity Corp. 3.88%, 11/1/2028 (a)	40,000	38,657
		82,444
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 3.6%
CoreCivic, Inc. 8.25%, 4/15/2029	$20,000	$20,746
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	50,000	51,086
GEO Group, Inc. 8.63%, 4/15/2029	20,000	20,801
United Rentals North America, Inc. 4.88%, 1/15/2028	90,000	89,665
		182,298
COMPUTERS — 1.9%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	26,000	25,948
Science Applications International Corp. 4.88%, 4/1/2028 (a)	50,000	49,605
Virtusa Corp. 7.13%, 12/15/2028 (a)	20,000	17,859
		93,412
CONSTRUCTION MATERIALS — 2.0%
Griffon Corp. 5.75%, 3/1/2028	65,000	65,037
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	35,000	35,015
		100,052
DISTRIBUTION & WHOLESALE — 0.2%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	10,000	9,854
DIVERSIFIED FINANCIAL SERVICES — 5.0%
Burford Capital Global Finance LLC 6.25%, 4/15/2028 (a)	15,000	14,860
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	50,000	47,725
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	50,000	51,783
Enova International, Inc. 11.25%, 12/15/2028 (a)	30,000	31,358
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	50,000	48,434
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	35,000	28,101
Navient Corp. 4.88%, 3/15/2028	30,000	29,631
		251,892
ELECTRIC — 3.6%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	25,000	24,425
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	50,000	49,541
NRG Energy, Inc. 4.96%, 4/30/2031 (a)	20,000	19,459
See accompanying notes to financial statements.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	$40,000	$39,346
PG&E Corp. 5.00%, 7/1/2028	50,000	49,253
		182,024
ENERGY-ALTERNATE SOURCES — 0.7%
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	35,000	34,612
ENGINEERING & CONSTRUCTION — 1.6%
Fluor Corp. 4.25%, 9/15/2028	55,000	54,090
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	25,000	24,877
		78,967
ENTERTAINMENT — 2.3%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	55,000	54,870
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	35,000	34,396
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	25,000	24,823
		114,089
ENVIRONMENTAL CONTROL — 1.3%
GFL Environmental, Inc. 3.50%, 9/1/2028 (a)	50,000	48,699
Luna 1.5 SARL 12.00%, 7/1/2032 (a)	15,956	17,006
		65,705
FOOD — 2.6%
B&G Foods, Inc. 8.00%, 9/15/2028 (a)	45,000	44,617
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	35,000	32,502
U.S. Foods, Inc. 6.88%, 9/15/2028 (a)	25,000	25,452
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	27,000	27,066
		129,637
FOREST PRODUCTS & PAPER — 0.5%
Domtar Corp. 6.75%, 10/1/2028 (a) (b)	30,000	24,711
GAS — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 6/1/2028 (a)	43,000	43,941
HEALTH CARE PRODUCTS — 2.7%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	75,000	74,409
Security Description	Principal Amount	Value
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	$25,000	$25,646
Teleflex, Inc. 4.25%, 6/1/2028 (a)	35,000	34,412
		134,467
HEALTH CARE SERVICES — 6.1%
Centene Corp. 2.45%, 7/15/2028	105,000	100,113
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	35,000	34,501
Team Health Holdings, Inc. 13.50%, 6/30/2028 (a)	61,350	62,957
Tenet Healthcare Corp. 4.63%, 6/15/2028	110,000	109,173
		306,744
HOME BUILDERS — 2.4%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	35,000	35,963
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	30,000	30,895
M/I Homes, Inc. 4.95%, 2/1/2028	30,000	29,861
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	25,000	24,970
		121,689
HOUSEHOLD PRODUCTS — 0.9%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	45,000	44,951
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	15,000	14,120
HOUSEWARES — 1.9%
Central Garden & Pet Co. 5.13%, 2/1/2028	25,000	24,985
Newell Brands, Inc. 8.50%, 6/1/2028 (a)	65,000	67,775
		92,760
INSURANCE — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 4/15/2028 (a)	35,000	35,289
INTERNET — 3.8%
Angi Group LLC 3.88%, 8/15/2028 (a)	25,000	19,699
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	55,000	54,384
Cars.com, Inc. 6.38%, 11/1/2028 (a)	30,000	29,876
ION Platform Finance U.S., Inc./ION Platform Finance SARL 5.75%, 5/15/2028 (a)	55,000	51,774
See accompanying notes to financial statements.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Match Group Holdings II LLC 4.63%, 6/1/2028 (a)	$35,000	$34,577
		190,310
INVESTMENT COMPANY SECURITIES — 0.4%
FS KKR Capital Corp. 3.13%, 10/12/2028	20,000	18,915
IRON/STEEL — 0.5%
Mineral Resources Ltd. 9.25%, 10/1/2028 (a)	24,000	24,660
LEISURE TIME — 0.5%
Carnival Corp. Ltd. 4.00%, 8/1/2028 (a)	25,000	24,483
LODGING — 1.8%
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	25,000	24,813
MGM Resorts International 4.75%, 10/15/2028	25,000	24,814
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	40,000	39,285
		88,912
MACHINERY, CONSTRUCTION & MINING — 1.0%
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	51,000	50,157
MACHINERY-DIVERSIFIED — 0.6%
ATS Corp. 4.13%, 12/15/2028 (a)	30,000	29,074
MEDIA — 3.3%
Discovery Communications LLC 3.95%, 3/20/2028	30,000	29,667
DISH DBS Corp. 5.75%, 12/1/2028 (a) (c) (d)	30,000	29,562
Paramount Global 4.95%, 1/15/2031	15,000	13,996
Sirius XM Radio LLC 4.00%, 7/15/2028 (a)	75,000	73,177
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (a)	20,000	18,479
		164,881
MISCELLANEOUS MANUFACTURER — 2.5%
Calderys Financing LLC 11.25%, 6/1/2028 (a)	45,000	46,485
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	40,000	39,912
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	40,000	40,879
		127,276
OIL & GAS — 1.5%
CVR Energy, Inc. 5.75%, 2/15/2028 (a)	25,000	24,932
Sunoco LP/Sunoco Finance Corp. 5.88%, 3/15/2028	50,000	50,081
		75,013
Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 1.6%
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	$35,000	$34,967
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	20,000	17,649
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	25,000	24,999
		77,615
PHARMACEUTICALS — 3.4%
Bausch Health Cos., Inc. 5.00%, 1/30/2028 (a)	75,000	69,271
Grifols SA 4.75%, 10/15/2028 (a)	50,000	49,287
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028 (a)	50,000	49,491
		168,049
PIPELINES — 3.4%
Buckeye Partners LP 4.13%, 12/1/2027	30,000	29,549
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	60,000	59,819
Kinetik Holdings LP 6.63%, 12/15/2028 (a)	50,000	50,894
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	30,000	30,558
		170,820
REAL ESTATE INVESTMENT TRUSTS — 6.0%
Arbor Realty SR, Inc. 8.50%, 12/15/2028 (a)	25,000	24,850
Brandywine Operating Partnership LP 8.30%, 3/15/2028	41,000	42,543
Diversified Healthcare Trust 4.75%, 2/15/2028	30,000	29,350
Global Net Lease, Inc. 4.50%, 9/30/2028 (a)	40,000	39,165
Hudson Pacific Properties LP 5.95%, 2/15/2028	30,000	29,803
Iron Mountain, Inc. 5.25%, 3/15/2028 (a)	60,000	59,842
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.88%, 5/15/2029 (a)	45,000	44,135
RHP Hotel Properties LP/RHP Finance Corp. 7.25%, 7/15/2028 (a)	30,000	30,538
		300,226
RETAIL — 5.1%
1011778 BC ULC/New Red Finance, Inc. 3.88%, 1/15/2028 (a)	100,000	98,384
See accompanying notes to financial statements.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	$35,000	$34,651
Bath & Body Works, Inc. 5.25%, 2/1/2028	40,000	40,036
FirstCash, Inc. 4.63%, 9/1/2028 (a)	35,000	34,400
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	50,000	48,749
		256,220
SEMICONDUCTORS — 1.0%
Entegris, Inc. 4.38%, 4/15/2028 (a)	10,000	9,882
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	40,000	39,017
		48,899
SOFTWARE — 2.7%
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	55,000	53,725
Open Text Corp. 3.88%, 2/15/2028 (a)	50,000	48,963
PTC, Inc. 4.00%, 2/15/2028 (a)	35,000	34,293
		136,981
TELECOMMUNICATIONS — 3.1%
Altice Financing SA 5.00%, 1/15/2028 (a)	25,000	15,401
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	40,000	32,220
Iliad Holding SAS 7.00%, 10/15/2028 (a)	70,000	70,127
Viasat, Inc. 6.50%, 7/15/2028 (a)	35,000	34,958
		152,706
TRUCKING & LEASING — 1.0%
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (a)	50,000	49,888
TOTAL CORPORATE BONDS & NOTES (Cost $4,896,039)		4,883,948

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (e) (f) (Cost $15,404)	15,404	$15,404
TOTAL INVESTMENTS — 97.9% (Cost $4,911,443)		4,899,352
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%		102,657
NET ASSETS — 100.0%		$5,002,009

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 76.4% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at August 31, 2026.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Non-income producing security.
(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended August 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at August 31, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,883,948	$—	$4,883,948
Short-Term Investment	15,404	—	—	15,404
TOTAL INVESTMENTS	$15,404	$4,883,948	$—	$4,899,352
See accompanying notes to financial statements.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,263,954	$1,248,550	$—	$—	15,404	$15,404	$819
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	104,200	104,200	—	—	—	—	49
Total		$—	$1,368,154	$1,352,750	$—	$—		$15,404	$868

*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.0%
ADVERTISING — 3.1%
Clear Channel Outdoor Holdings, Inc. 7.50%, 6/1/2029 (a)	$40,000	$40,000
CMG Media Corp. 8.88%, 6/18/2029 (a)	25,000	19,181
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	65,000	66,597
Stagwell Global LLC 5.63%, 8/15/2029 (a)	30,000	29,232
		155,010
AEROSPACE & DEFENSE — 3.2%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	30,000	30,679
ATI, Inc. 4.88%, 10/1/2029	30,000	29,680
TransDigm, Inc. 6.38%, 3/1/2029 (a)	100,000	101,447
		161,806
AIRLINES — 1.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	68,750	68,669
APPAREL — 1.2%
Crocs, Inc. 4.25%, 3/15/2029 (a)	40,000	38,718
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	25,000	23,785
		62,503
AUTO MANUFACTURERS — 1.0%
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	30,000	17,705
Jaguar Land Rover Automotive PLC 5.50%, 7/15/2029 (a)	35,000	34,639
		52,344
AUTO PARTS & EQUIPMENT — 1.1%
Goodyear Tire & Rubber Co. 8.88%, 7/15/2032	35,000	35,700
Tenneco, Inc. 8.00%, 11/17/2028 (a)	20,000	20,066
		55,766
BANKS — 0.3%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	15,000	15,032
CHEMICALS — 0.8%
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a)	15,000	13,108
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	25,000	26,565
		39,673
Security Description	Principal Amount	Value
COAL — 0.5%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	$25,000	$24,158
COMMERCIAL SERVICES — 5.2%
AMN Healthcare, Inc. 4.00%, 4/15/2029 (a)	25,000	24,213
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	40,000	40,158
CPI CG, Inc. 10.00%, 7/15/2029 (a)	18,000	18,906
GEO Group, Inc. 8.63%, 4/15/2029	30,000	31,202
Hertz Corp. 12.63%, 7/15/2029 (a)	40,000	27,120
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	5,000	4,948
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a)	15,000	13,016
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	30,000	29,527
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (a)	20,000	20,844
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	30,000	28,544
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	25,000	24,901
		263,379
DISTRIBUTION & WHOLESALE — 1.3%
Gates Corp. 6.88%, 7/1/2029 (a)	25,000	25,530
Resideo Funding II LLC 4.00%, 9/1/2029 (a)	25,000	23,822
S&S Holdings LLC 8.38%, 10/1/2031 (a)	15,000	14,296
		63,648
DIVERSIFIED FINANCIAL SERVICES — 2.3%
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	20,000	17,484
Enova International, Inc. 9.13%, 8/1/2029 (a)	30,000	31,361
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 5/15/2031 (a)	45,000	44,946
PennyMac Financial Services, Inc. 6.88%, 5/15/2032 (a)	25,000	24,067
		117,858
ELECTRIC — 1.8%
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	20,000	20,368
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	25,000	23,900
See accompanying notes to financial statements.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
NRG Energy, Inc. 4.96%, 4/30/2031 (a)	$50,000	$48,647
		92,915
ELECTRICAL COMPONENTS & EQUIPMENT — 1.3%
Energizer Holdings, Inc. 4.38%, 3/31/2029 (a)	30,000	29,090
WESCO Distribution, Inc. 6.38%, 3/15/2029 (a)	35,000	35,571
		64,661
ENTERTAINMENT — 3.0%
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	20,000	19,836
Caesars Entertainment, Inc. 7.00%, 2/15/2030 (a)	35,000	35,202
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	30,000	30,203
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	15,000	9,869
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	30,000	29,275
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp. 5.25%, 7/15/2029	25,000	24,221
		148,606
ENVIRONMENTAL CONTROL — 1.2%
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	20,000	19,833
GFL Environmental, Inc. 4.38%, 8/15/2029 (a)	40,000	38,660
		58,493
FOOD — 0.7%
U.S. Foods, Inc. 4.75%, 2/15/2029 (a)	35,000	34,553
FOREST PRODUCTS & PAPER — 0.6%
Magnera Corp. 4.75%, 11/15/2029 (a)	30,000	28,257
HEALTH CARE SERVICES — 6.0%
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	10,000	9,988
Centene Corp. 4.63%, 12/15/2029	85,000	82,883
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	25,000	24,129
Charlotte Buyer, Inc. 8.00%, 6/30/2031 (a)	10,000	10,208
CHS/Community Health Systems, Inc. 6.88%, 4/15/2029 (a)	40,000	38,343
Security Description	Principal Amount	Value
Kedrion SpA 6.50%, 9/1/2029 (a)	$35,000	$34,928
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	25,000	24,163
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	45,000	46,660
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	30,000	29,429
		300,731
HOME BUILDERS — 3.6%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	25,000	25,688
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 8/1/2029 (a)	30,000	29,068
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 5.00%, 6/15/2029 (a)	25,000	23,984
Empire Communities Corp. 9.75%, 5/1/2029 (a)	30,000	30,890
LGI Homes, Inc. 4.00%, 7/15/2029 (a)	25,000	23,401
Risewell Homes, Inc. 9.25%, 10/1/2029 (a)	25,000	25,647
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	25,000	24,970
		183,648
HOME FURNISHINGS — 0.7%
Whirlpool Corp.:
4.75%, 2/26/2029	25,000	23,733
7.50%, 7/1/2031 (a)	10,000	10,036
		33,769
HOUSEHOLD PRODUCTS — 1.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75%, 1/15/2029 (a)	25,000	24,445
Edgewell Personal Care Co. 4.13%, 4/1/2029 (a)	30,000	29,049
		53,494
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	15,000	14,120
HOUSEWARES — 0.5%
Newell Brands, Inc. 6.63%, 9/15/2029	25,000	25,510
INSURANCE — 2.5%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 2/15/2029 (a)	75,000	68,637
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 5.88%, 11/1/2029 (a)	30,000	29,777
See accompanying notes to financial statements.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
HUB International Ltd. 5.63%, 12/1/2029 (a)	$30,000	$29,892
		128,306
INTERNET — 3.3%
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	15,000	15,779
Cars.com, Inc. 6.38%, 11/1/2028 (a)	20,000	19,917
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	25,000	23,703
ION Platform Finance U.S., Inc./ION Platform Finance SARL 8.75%, 5/1/2029 (a)	45,000	41,062
Match Group Holdings II LLC 5.63%, 2/15/2029 (a)	25,000	24,960
Photo Holdings LLC 12.00%, 7/1/2031 (a)	25,000	25,724
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	15,000	12,615
		163,760
INVESTMENT COMPANY SECURITIES — 2.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	40,000	38,222
FS KKR Capital Corp.:
6.88%, 8/15/2029	15,000	15,124
7.88%, 1/15/2029	20,000	20,579
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.75%, 1/15/2029	60,000	57,568
		131,493
IT SERVICES — 1.0%
Pitney Bowes, Inc. 7.25%, 3/15/2029 (a)	50,000	50,414
LEISURE TIME — 2.6%
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	35,000	34,359
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	20,000	16,911
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	40,000	42,512
Viking Cruises Ltd. 7.00%, 2/15/2029 (a)	35,000	35,032
		128,814
LODGING — 2.7%
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (a)	40,000	40,318
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (a)	35,000	34,075
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	25,000	24,193
Security Description	Principal Amount	Value
Travel & Leisure Co. 6.25%, 6/1/2031 (a)	$35,000	$35,216
		133,802
MACHINERY, CONSTRUCTION & MINING — 0.5%
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	25,000	24,215
MACHINERY-DIVERSIFIED — 0.6%
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	30,000	28,908
MEDIA — 4.7%
AMC Global Media, Inc. 4.25%, 2/15/2029	20,000	18,450
DISH DBS Corp. 5.13%, 6/1/2029 (b) (c)	30,000	27,711
EchoStar Corp. 10.75%, 11/30/2029	65,000	70,233
Gray Media, Inc. 5.38%, 11/15/2031 (a)	10,000	7,774
iHeartCommunications, Inc. 10.88%, 5/1/2030 (a)	20,000	14,055
LCPR Senior Secured Financing DAC 5.13%, 7/15/2029 (a)	25,000	14,048
McGraw-Hill Education, Inc. 8.00%, 8/1/2029 (a)	30,000	30,057
Univision Communications, Inc. 8.88%, 4/15/2033 (a)	10,000	9,887
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (a)	50,000	46,198
		238,413
MINING — 2.5%
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	30,000	29,726
Constellium SE 3.75%, 4/15/2029 (a)	30,000	28,830
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	20,000	21,159
Perenti Finance Pty. Ltd. 7.50%, 4/26/2029 (a)	25,000	25,648
PLS Group Ltd. 6.88%, 5/1/2031 (a)	20,000	20,406
		125,769
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc. 4.63%, 5/15/2030 (a)	20,000	19,353
OFFICE FURNISHINGS — 0.6%
HNI Corp. 5.13%, 1/18/2029 (a)	30,000	29,797
OIL & GAS — 5.1%
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	40,000	40,738
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 4/15/2030 (a)	30,000	29,917
See accompanying notes to financial statements.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	$30,000	$31,132
Kraken Oil & Gas Partners LLC 7.13%, 5/15/2031 (a)	30,000	29,996
Saturn Oil & Gas, Inc. 8.50%, 7/30/2031 (a)	30,000	31,145
Sunoco LP 4.50%, 10/1/2029 (a)	70,000	68,274
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	25,000	25,009
		256,211
OIL & GAS SERVICES — 0.8%
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (a)	40,000	40,983
PACKAGING & CONTAINERS — 1.4%
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (a)	30,000	30,080
TriMas Corp. 4.13%, 4/15/2029 (a)	40,000	38,499
		68,579
PHARMACEUTICALS — 2.3%
Bausch Health Cos., Inc. 6.25%, 2/15/2029 (a)	40,000	33,068
Gainwell Acquisition Corp. 9.00%, 9/1/2031 (a)	20,000	20,852
HLF Financing SARL LLC/Herbalife International, Inc. 7.75%, 5/1/2033 (a)	20,000	20,206
Jazz Securities DAC 4.38%, 1/15/2029 (a)	45,000	44,174
		118,300
PIPELINES — 1.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/2029 (a)	25,000	25,886
Hess Midstream Operations LP 6.50%, 6/1/2029 (a)	40,000	40,776
		66,662
REAL ESTATE INVESTMENT TRUSTS — 4.0%
Brandywine Operating Partnership LP 8.88%, 4/12/2029	27,000	28,519
Hudson Pacific Properties LP 5.95%, 2/15/2028	20,000	19,868
Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	25,000	24,459
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.88%, 5/15/2029 (a)	35,000	34,327
Security Description	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 2/15/2029 (a)	$40,000	$39,335
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	30,000	30,432
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	25,000	23,953
		200,893
RETAIL — 7.6%
Arko Corp. 5.13%, 11/15/2029 (a)	25,000	22,436
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	40,000	38,906
Bath & Body Works, Inc. 7.50%, 6/15/2029	17,000	17,220
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a)	25,000	24,168
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%, 4/1/2029 (a)	5,000	4,932
FirstCash, Inc. 4.63%, 9/1/2028 (a)	20,000	19,657
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 11.50%, 8/15/2029 (a)	35,000	37,048
LBM Acquisition LLC 9.50%, 6/15/2031 (a) (d)	25,000	20,741
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	30,000	28,798
Murphy Oil USA, Inc. 4.75%, 9/15/2029	30,000	29,522
Staples, Inc. 10.75%, 9/1/2029 (a)	55,000	52,830
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	25,000	24,248
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	35,000	34,046
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (d)	25,000	25,633
		380,185
SEMICONDUCTORS — 0.8%
Entegris, Inc. 4.75%, 4/15/2029 (a)	40,000	39,420
SOFTWARE — 4.6%
Cloud Software Group LLC:
6.50%, 3/31/2029 (a)	75,000	74,737
9.00%, 9/30/2029 (a)	75,000	75,169
Elastic NV 4.13%, 7/15/2029 (a)	30,000	28,855
Twilio, Inc. 3.63%, 3/15/2029	30,000	28,916
See accompanying notes to financial statements.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	$25,000	$22,205
		229,882
TELECOMMUNICATIONS — 2.9%
Altice Financing SA 5.75%, 8/15/2029 (a) (d)	25,000	15,344
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	50,000	52,336
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a)	15,000	14,444
Lumen Technologies, Inc. 4.50%, 1/15/2029 (a)	25,000	23,847
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.50%, 2/15/2029 (a)	40,000	39,528
		145,499
TOTAL CORPORATE BONDS & NOTES (Cost $4,870,104)		4,868,261

Shares
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (e) (f)	134,059	134,059
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	34,385	$34,385
TOTAL SHORT-TERM INVESTMENTS (Cost $168,444)		168,444
TOTAL INVESTMENTS — 100.3% (Cost $5,038,548)		5,036,705
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(15,670)
NET ASSETS — 100.0%		$5,021,035

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 85.3% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	Security is currently in default and/or issuer is in bankruptcy.
(c)	Non-income producing security.
(d)	All or a portion of the shares of the security are on loan at August 31, 2026.
(e)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended August 31, 2026
are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at August 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended August 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,868,261	$—	$4,868,261
Short-Term Investments	168,444	—	—	168,444
TOTAL INVESTMENTS	$168,444	$4,868,261	$—	$5,036,705
Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$2,004,172	$1,870,113	$—	$—	134,059	$134,059	$1,396
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	150,753	150,753	—	—	—	—	78
State Street Navigator Securities Lending Portfolio II	—	—	107,368	72,983	—	—	34,385	34,385	91
Total		$—	$2,262,293	$2,093,849	$—	$—		$168,444	$1,565

*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.4%
ADVERTISING — 0.6%
Advantage Sales & Marketing, Inc. 9.00%, 11/15/2030 (a)	$35,000	$29,117
CMG Media Corp. 8.88%, 6/18/2029 (a)	10,000	7,673
		36,790
AEROSPACE & DEFENSE — 2.3%
ATI, Inc. 7.25%, 8/15/2030	25,000	25,916
Bombardier, Inc. 8.75%, 11/15/2030 (a)	35,000	36,880
TransDigm, Inc. 6.88%, 12/15/2030 (a)	80,000	82,036
		144,832
AIRLINES — 0.5%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 2/1/2030 (a)	30,000	28,974
APPAREL — 0.2%
Under Armour, Inc. 7.25%, 7/15/2030 (a)	10,000	10,070
AUTO MANUFACTURERS — 1.7%
Nissan Motor Acceptance Co. LLC 6.13%, 9/30/2030 (a)	30,000	29,474
Nissan Motor Co. Ltd. 4.81%, 9/17/2030 (a)	80,000	74,457
		103,931
AUTO PARTS & EQUIPMENT — 1.2%
IHO Verwaltungs GmbH 7.75%, 11/15/2030 (a)	30,000	31,140
ZF North America Capital, Inc. 7.13%, 4/14/2030 (a)	45,000	45,791
		76,931
CHEMICALS — 1.0%
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	35,000	32,948
SNF Group SACA 3.38%, 3/15/2030 (a)	10,000	9,296
WR Grace Holdings LLC 7.38%, 3/1/2031 (a)	20,000	20,020
		62,264
COMMERCIAL SERVICES — 4.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	45,000	46,460
Block, Inc. 5.63%, 8/15/2030 (a)	50,000	50,054
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	50,000	51,745
Security Description	Principal Amount	Value
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	$20,000	$14,540
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	20,000	19,685
RR Donnelley & Sons Co. 11.00%, 6/1/2031 (a)	25,000	24,042
United Rentals North America, Inc. 4.00%, 7/15/2030	50,000	47,641
VT Topco, Inc. 8.50%, 8/15/2030 (a) (b)	20,000	20,577
		274,744
COMPUTERS — 0.9%
McAfee Corp. 7.38%, 2/15/2030 (a)	65,000	58,904
CONSTRUCTION MATERIALS — 1.9%
CP Atlas Buyer, Inc. 9.75%, 7/15/2030 (a) (b)	25,000	21,973
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	30,000	28,269
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	75,000	71,300
		121,542
DISTRIBUTION & WHOLESALE — 0.7%
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	40,000	41,789
DIVERSIFIED FINANCIAL SERVICES — 5.6%
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	25,000	26,323
Burford Capital Global Finance LLC 6.88%, 4/15/2030 (a)	10,000	9,585
CrossCountry Intermediate HoldCo LLC 6.50%, 10/1/2030 (a)	30,000	29,199
Encore Capital Group, Inc. 8.50%, 5/15/2030 (a)	30,000	31,808
Navient Corp. 9.38%, 7/25/2030	25,000	26,251
OneMain Finance Corp. 7.88%, 3/15/2030	75,000	77,758
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 5/15/2031 (a)	45,000	44,946
PennyMac Financial Services, Inc. 6.88%, 5/15/2032 (a)	25,000	24,067
SLM Corp. 6.50%, 1/31/2030	25,000	25,454
Stonebriar ABF Issuer LLC 7.00%, 8/15/2031 (a)	30,000	29,216
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	25,000	25,883
		350,490
See accompanying notes to financial statements.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
ELECTRIC — 2.4%
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	$30,000	$30,552
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	25,000	23,900
NRG Energy, Inc. 4.96%, 4/30/2031 (a)	25,000	24,324
VoltaGrid LLC 7.38%, 11/1/2030 (a)	70,000	70,410
		149,186
ELECTRONICS — 0.2%
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	11,000	10,623
ENERGY-ALTERNATE SOURCES — 0.6%
TerraForm Power Operating LLC 4.75%, 1/15/2030 (a)	40,000	38,416
ENTERTAINMENT — 2.4%
Caesars Entertainment, Inc. 7.00%, 2/15/2030 (a)	70,000	70,405
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	18,000	18,122
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	25,000	25,076
Resorts World Las Vegas LLC/RWLV Capital, Inc. 8.45%, 7/27/2030 (a)	20,000	19,975
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	25,000	16,448
		150,026
ENVIRONMENTAL CONTROL — 0.4%
GFL Environmental, Inc. 4.38%, 8/15/2029 (a)	25,000	24,163
FOOD — 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.88%, 2/15/2030 (a)	40,000	38,538
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	50,000	47,933
		86,471
FOOD SERVICE — 0.8%
TKC Holdings, Inc. 8.50%, 8/15/2030 (a)	50,000	52,013
GAS — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.88%, 6/1/2031 (a)	40,000	39,967
Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.5%
Embecta Corp.:
5.00%, 2/15/2030 (a)	$25,000	$20,511
6.75%, 2/15/2030 (a)	10,000	8,285
		28,796
HEALTH CARE SERVICES — 7.7%
Centene Corp.:
3.00%, 10/15/2030	100,000	90,299
4.63%, 12/15/2029	15,000	14,626
CHS/Community Health Systems, Inc. 6.13%, 4/1/2030 (a)	50,000	42,750
DaVita, Inc. 4.63%, 6/1/2030 (a)	50,000	48,217
Encompass Health Corp. 4.75%, 2/1/2030	35,000	34,490
Kedrion SpA 6.50%, 9/1/2029 (a)	20,000	19,959
LifePoint Health, Inc. 9.88%, 8/15/2030 (a)	40,000	42,100
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (a)	60,000	51,450
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a)	40,000	42,579
Tenet Healthcare Corp. 4.38%, 1/15/2030	100,000	96,875
		483,345
HOME BUILDERS — 1.7%
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	30,000	28,642
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.88%, 2/15/2030 (a)	25,000	23,577
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	30,000	28,864
Risewell Homes, Inc. 8.50%, 11/1/2030 (a)	25,000	25,439
		106,522
HOME FURNISHINGS — 0.5%
Whirlpool Corp.:
4.75%, 2/26/2029	25,000	23,733
7.50%, 7/1/2031 (a)	10,000	10,036
		33,769
HOUSEHOLD PRODUCTS — 1.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.63%, 7/15/2030 (a)	50,000	50,134
Perrigo Finance Unlimited Co. 5.15%, 6/15/2030	40,000	38,633
		88,767
See accompanying notes to financial statements.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
HOUSEWARES — 1.6%
American Greetings Corp. 8.88%, 1/15/2032 (a)	$25,000	$24,841
Central Garden & Pet Co. 4.13%, 10/15/2030	45,000	42,655
Newell Brands, Inc. 6.38%, 5/15/2030	35,000	35,492
		102,988
INSURANCE — 1.8%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/6/2030 (a)	40,000	36,811
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	25,000	25,435
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	20,000	18,890
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	35,000	33,857
		114,993
INTERNET — 2.6%
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	15,000	15,779
Getty Images, Inc. 11.25%, 2/21/2030 (a)	20,000	14,853
GrubHub Holdings, Inc. 13.00%, 7/31/2030 (a)	25,000	21,748
ION Platform Finance U.S., Inc./ION Platform Finance SARL 9.00%, 8/1/2029 (a)	10,000	9,122
Match Group Holdings II LLC 4.13%, 8/1/2030 (a)	30,000	28,252
Photo Holdings LLC 12.00%, 7/1/2031 (a)	25,000	25,724
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	30,000	28,295
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	20,000	16,820
		160,593
INVESTMENT COMPANY SECURITIES — 1.4%
FS KKR Capital Corp.:
6.13%, 1/15/2030	25,000	24,517
6.88%, 8/15/2029	20,000	20,165
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.00%, 6/15/2030	45,000	41,613
		86,295
IT SERVICES — 0.4%
Seagate Data Storage Technology Pte. Ltd. 5.88%, 7/15/2030	25,000	25,400
LEISURE TIME — 1.6%
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	37,000	38,086
Security Description	Principal Amount	Value
Sabre GLBL, Inc. 10.75%, 3/15/2030 (a)	$65,000	$63,831
		101,917
LODGING — 1.0%
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	40,000	39,565
Travel & Leisure Co. 4.63%, 3/1/2030 (a)	25,000	24,145
		63,710
MEDIA — 9.6%
AMC Global Media, Inc. 10.50%, 7/15/2032 (a)	15,000	15,841
Block Communications, Inc. 10.25%, 3/1/2031 (a)	10,000	8,705
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 3/1/2030 (a)	170,000	161,182
Directv Financing LLC 8.88%, 2/1/2030 (a)	80,000	81,836
Discovery Communications LLC 3.63%, 5/15/2030	40,000	37,585
EW Scripps Co. 9.88%, 8/15/2030 (a)	25,000	22,598
Gray Media, Inc. 5.38%, 11/15/2031 (a)	35,000	27,208
iHeartCommunications, Inc.:
7.75%, 8/15/2030 (a)	20,000	16,701
10.88%, 5/1/2030 (a)	35,000	24,596
LCPR Senior Secured Financing DAC 5.13%, 7/15/2029 (a)	10,000	5,619
McGraw-Hill Education, Inc. 8.00%, 8/1/2029 (a)	20,000	20,038
Paramount Global:
4.20%, 5/19/2032	45,000	39,185
4.95%, 1/15/2031	15,000	13,996
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	20,000	17,785
Univision Communications, Inc. 8.88%, 4/15/2033 (a)	10,000	9,887
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (a)	55,000	45,619
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	15,000	12,754
Ziggo BV 4.88%, 1/15/2030 (a)	40,000	36,910
		598,045
METAL FABRICATE & HARDWARE — 0.7%
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	40,000	42,154
MINING — 0.7%
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	25,000	26,448
See accompanying notes to financial statements.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
PLS Group Ltd. 6.88%, 5/1/2031 (a)	$20,000	$20,406
		46,854
MISCELLANEOUS MANUFACTURER — 1.1%
Amsted Industries, Inc. 4.63%, 5/15/2030 (a)	25,000	24,191
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	45,000	45,801
		69,992
OFFICE & BUSINESS EQUIPMENT — 0.4%
Xerox Corp. 10.25%, 10/15/2030 (a)	30,000	26,236
OIL & GAS — 5.2%
Breakwater Energy Holdings SARL 9.25%, 11/15/2030 (a)	35,000	37,301
Chord Energy Corp. 6.00%, 10/1/2030 (a)	45,000	45,497
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 4/15/2030 (a)	30,000	29,917
Kraken Oil & Gas Partners LLC 7.13%, 5/15/2031 (a)	30,000	29,996
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 3/15/2030 (a)	45,000	48,060
Range Resources Corp. 4.75%, 2/15/2030 (a)	25,000	24,440
Saturn Oil & Gas, Inc. 8.50%, 7/30/2031 (a)	30,000	31,145
Sunoco LP 4.63%, 5/1/2030 (a)	50,000	48,425
Vermilion Energy, Inc. 6.88%, 5/1/2030 (a)	30,000	30,196
		324,977
OIL & GAS SERVICES — 2.4%
CHC Group LLC 11.75%, 9/1/2030 (a)	25,000	21,512
SESI LLC 7.88%, 9/30/2030 (a)	35,000	35,897
TGS ASA 8.50%, 1/15/2030 (a)	30,000	31,469
Tidewater, Inc. 9.13%, 7/15/2030 (a)	30,000	32,130
Viridien 10.00%, 10/15/2030 (a)	25,000	26,355
		147,363
PACKAGING & CONTAINERS — 4.6%
Ardagh Group SA:
9.50%, 12/1/2030 (a)	25,000	26,118
11.00%, 12/1/2030 (a)	45,000	43,207
Ball Corp. 2.88%, 8/15/2030	50,000	45,533
Security Description	Principal Amount	Value
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/2030 (a)	$45,000	$44,449
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	100,000	101,988
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50%, 5/15/2030 (a)	30,000	28,702
		289,997
PHARMACEUTICALS — 2.2%
Adapthealth LLC 5.13%, 3/1/2030 (a)	30,000	28,104
Bausch Health Cos., Inc. 14.00%, 10/15/2030 (a)	45,000	43,411
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	45,000	44,547
Gainwell Acquisition Corp. 9.00%, 9/1/2031 (a)	20,000	20,852
		136,914
PIPELINES — 1.9%
Excelerate Energy LP 8.00%, 5/15/2030 (a)	10,000	10,521
Hess Midstream Operations LP 4.25%, 2/15/2030 (a)	50,000	48,145
Venture Global LNG, Inc. 7.00%, 1/15/2030 (a)	60,000	61,711
		120,377
REAL ESTATE — 1.2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 9.75%, 4/15/2030 (a)	50,000	53,552
CoreLogic, Inc. 9.00%, 8/1/2031 (a)	20,000	19,913
		73,465
REAL ESTATE INVESTMENT TRUSTS — 3.5%
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (a) (b)	20,000	18,759
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.38%, 9/30/2030 (a)	25,000	24,952
Hudson Pacific Properties LP:
3.25%, 1/15/2030 (b)	15,000	13,306
5.95%, 2/15/2028	20,000	19,869
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	20,000	20,285
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 2/1/2030 (a)	30,000	30,696
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	25,000	25,360
See accompanying notes to financial statements.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	$35,000	$33,700
XHR LP 6.63%, 5/15/2030 (a)	30,000	30,594
		217,521
RETAIL — 5.3%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030 (a)	100,000	94,369
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	30,000	29,180
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	40,000	39,202
FirstCash, Inc. 5.63%, 1/1/2030 (a)	30,000	29,730
Nordstrom, Inc. 4.38%, 4/1/2030	30,000	28,545
Park River Holdings, Inc. 8.75%, 12/31/2030 (a)	20,000	18,949
Staples, Inc.:
10.75%, 9/1/2029 (a)	10,000	9,605
12.75%, 1/15/2030 (a)	30,000	23,821
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	25,000	24,318
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	35,000	34,320
		332,039
SOFTWARE — 2.6%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	75,000	73,301
Cloud Software Group LLC 9.00%, 9/30/2029 (a)	20,000	20,045
CoreWeave, Inc.:
9.25%, 6/1/2030 (a)	25,000	23,222
9.63%, 7/15/2032 (a)	35,000	30,951
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a)	20,000	18,004
		165,523
TELECOMMUNICATIONS — 3.0%
Altice France SA 6.88%, 10/15/2030 (a)	40,000	39,131
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a)	15,000	14,444
Flash Compute LLC 7.25%, 12/31/2030 (a)	50,000	50,316
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (a)	25,000	24,780
Security Description	Principal Amount	Value
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	$15,000	$13,897
SE Cosmos LLC 8.88%, 5/1/2031 (a)	25,000	24,602
Zenith Arc LLC 8.88%, 8/31/2031 (a)	20,000	19,307
		186,477
TOTAL CORPORATE BONDS & NOTES (Cost $6,059,826)		6,037,155

	Shares
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (c) (d)	121,418	121,418
State Street Navigator Securities Lending Portfolio II (e) (f)	72,488	72,488
TOTAL SHORT-TERM INVESTMENTS (Cost $193,906)		193,906
TOTAL INVESTMENTS — 99.5% (Cost $6,253,732)		6,231,061
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		30,921
NET ASSETS — 100.0%		$6,261,982

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 81.6% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at August 31, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended August 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at August 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended August 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,037,155	$—	$6,037,155
Short-Term Investments	193,906	—	—	193,906
TOTAL INVESTMENTS	$193,906	$6,037,155	$—	$6,231,061
Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$2,223,915	$2,102,497	$—	$—	121,418	$121,418	$2,058
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	141,103	141,103	—	—	—	—	84
State Street Navigator Securities Lending Portfolio II	—	—	130,058	57,570	—	—	72,488	72,488	140
Total		$—	$2,495,076	$2,301,170	$—	$—		$193,906	$2,282

*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.4%
ADVERTISING — 0.9%
Neptune Bidco U.S., Inc. 10.38%, 5/15/2031 (a)	$53,000	$55,698
AEROSPACE & DEFENSE — 2.0%
ATI, Inc. 5.13%, 10/1/2031	30,000	29,465
Bombardier, Inc. 7.25%, 7/1/2031 (a)	40,000	41,822
TransDigm, Inc. 7.13%, 12/1/2031 (a)	50,000	51,710
		122,997
AGRICULTURE — 0.4%
Turning Point Brands, Inc. 7.63%, 3/15/2032 (a)	25,000	25,640
AIRLINES — 1.2%
Allegiant Travel Co. 7.13%, 7/1/2031 (a)	40,000	40,407
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	20,000	17,156
WestJet An Alberta Partnership 8.00%, 2/14/2031 (a)	15,000	14,440
		72,003
APPAREL — 1.1%
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	30,000	31,519
William Carter Co. 7.38%, 2/15/2031 (a)	35,000	36,112
		67,631
AUTO PARTS & EQUIPMENT — 1.4%
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	30,000	26,707
ZF North America Capital, Inc. 7.50%, 3/24/2031 (a)	60,000	61,520
		88,227
CHEMICALS — 1.2%
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	35,000	31,735
Huntsman International LLC 2.95%, 6/15/2031	20,000	17,395
WR Grace Holdings LLC 7.38%, 3/1/2031 (a)	25,000	25,024
		74,154
COMMERCIAL SERVICES — 4.5%
AMN Healthcare, Inc. 6.50%, 1/15/2031 (a)	30,000	30,339
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.00%, 2/15/2031 (a)	42,000	42,524
Block, Inc. 3.50%, 6/1/2031	47,000	43,089
Security Description	Principal Amount	Value
GEO Group, Inc. 10.25%, 4/15/2031	$35,000	$37,663
Herc Holdings, Inc. 5.75%, 3/15/2031 (a)	30,000	29,893
RR Donnelley & Sons Co. 11.00%, 6/1/2031 (a)	25,000	24,041
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	30,000	30,631
United Rentals North America, Inc. 3.88%, 2/15/2031	45,000	42,170
		280,350
COMPUTERS — 0.3%
Kyndryl Holdings, Inc. 3.15%, 10/15/2031	25,000	20,845
CONSTRUCTION MATERIALS — 1.6%
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	50,000	52,393
Standard Industries, Inc. 3.38%, 1/15/2031 (a)	50,000	45,165
		97,558
DISTRIBUTION & WHOLESALE — 0.7%
S&S Holdings LLC 8.38%, 10/1/2031 (a)	25,000	23,828
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	20,000	20,894
		44,722
DIVERSIFIED FINANCIAL SERVICES — 9.7%
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (a)	35,000	35,749
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	35,000	34,943
Coinbase Global, Inc. 3.63%, 10/1/2031 (a)	35,000	30,901
CrossCountry Intermediate HoldCo LLC 7.75%, 8/15/2031 (a)	25,000	25,023
Figure Technology Solutions, Inc. 8.50%, 7/31/2031 (a)	20,000	20,239
Focus Financial Partners LLC 7.25%, 9/15/2031 (a)	50,000	50,553
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63%, 10/15/2031 (a)	35,000	34,612
Navient Corp.:
9.38%, 10/15/2031	30,000	30,779
11.50%, 3/15/2031	25,000	27,011
OneMain Finance Corp. 7.13%, 11/15/2031	50,000	50,713
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 5/15/2031 (a)	45,000	44,946
PennyMac Financial Services, Inc. 6.88%, 5/15/2032 (a)	25,000	24,067
Rocket Cos., Inc. 6.13%, 8/1/2031 (a)	75,000	75,930
See accompanying notes to financial statements.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
SLM Corp. SOFR + 2.71%, 6.50%, 5/15/2032 (b)	$25,000	$25,132
Stonebriar ABF Issuer LLC 7.00%, 8/15/2031 (a)	30,000	29,216
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	35,000	36,428
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	25,000	25,883
		602,125
ELECTRIC — 1.5%
Emera U.S. Finance LLC Series A, 5 yr. CMT + 2.87%, 6.65%, 10/1/2056 (b)	17,000	16,997
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	25,000	25,828
NRG Energy, Inc. 4.96%, 4/30/2031 (a)	50,000	48,647
		91,472
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
WESCO Distribution, Inc. 5.25%, 4/15/2031 (a)	30,000	29,579
ELECTRONICS — 0.6%
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	40,000	37,316
ENTERTAINMENT — 1.7%
Caesars Entertainment, Inc. 6.00%, 10/15/2032 (a)	20,000	17,952
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	15,000	11,365
Motion Finco SARL 8.38%, 2/15/2032 (a)	15,000	11,299
Resorts World Las Vegas LLC/RWLV Capital, Inc. 8.45%, 7/27/2030 (a)	20,000	19,975
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 2/15/2031 (a)	40,000	42,042
		102,633
ENVIRONMENTAL CONTROL — 0.8%
GFL Environmental Holdings U.S., Inc. 5.63%, 7/1/2031 (a)	50,000	48,814
FOOD — 2.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.50%, 3/31/2031 (a)	50,000	48,452
B&G Foods, Inc. 11.00%, 6/15/2031 (a)	20,000	17,426
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	35,000	35,454
Security Description	Principal Amount	Value
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	$25,000	$23,230
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	45,000	45,178
		169,740
FOOD SERVICE — 0.5%
TKC Holdings, Inc. 12.00%, 2/15/2031 (a)	30,000	32,228
FOREST PRODUCTS & PAPER — 0.5%
Magnera Corp. 7.25%, 11/15/2031 (a)	30,000	29,478
GAS — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.88%, 6/1/2031 (a)	40,000	39,967
HEALTH CARE PRODUCTS — 0.3%
Embecta Corp. 5.00%, 2/15/2030 (a)	20,000	16,409
HEALTH CARE SERVICES — 5.0%
Centene Corp. 2.50%, 3/1/2031	100,000	87,330
Charles River Laboratories International, Inc. 4.00%, 3/15/2031 (a)	40,000	37,700
Charlotte Buyer, Inc. 8.00%, 6/30/2031 (a)	10,000	10,208
DaVita, Inc. 3.75%, 2/15/2031 (a)	15,000	13,858
Encompass Health Corp. 4.63%, 4/1/2031	30,000	29,005
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	30,000	28,580
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (a)	30,000	25,725
Tenet Healthcare Corp. 6.75%, 5/15/2031	75,000	76,590
		308,996
HOME BUILDERS — 1.1%
Beazer Homes USA, Inc. 8.00%, 1/15/2032 (a)	35,000	35,832
KB Home 4.00%, 6/15/2031	5,000	4,650
Risewell Homes, Inc. 8.50%, 11/1/2030 (a)	25,000	25,439
		65,921
HOME FURNISHINGS — 0.8%
Whirlpool Corp.:
2.40%, 5/15/2031	50,000	37,802
7.50%, 7/1/2031 (a)	10,000	10,036
		47,838
See accompanying notes to financial statements.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60%, 1/15/2031 (a)	$25,000	$24,326
HOUSEWARES — 1.1%
American Greetings Corp. 8.88%, 1/15/2032 (a)	25,000	24,840
Central Garden & Pet Co.:
4.13%, 10/15/2030	15,000	14,219
4.13%, 4/30/2031 (a)	30,000	28,196
		67,255
INSURANCE — 3.4%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/6/2030 (a)	20,000	18,405
Asurion LLC/Asurion Co-Issuer, Inc. 8.38%, 2/1/2034 (a)	20,000	18,028
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	25,000	25,435
CRC Insurance Group LLC 7.13%, 6/1/2031 (a)	85,000	85,069
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25%, 2/15/2031 (a)	53,000	52,510
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	15,000	14,168
		213,615
INTERNET — 2.1%
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	15,000	15,779
Arches Buyer, Inc. 9.00%, 8/15/2031 (a)	25,000	26,094
Match Group Holdings II LLC 3.63%, 10/1/2031 (a)	35,000	31,555
Photo Holdings LLC 12.00%, 7/1/2031 (a)	40,000	41,159
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	16,000	13,456
		128,043
INVESTMENT COMPANY SECURITIES — 1.0%
FS KKR Capital Corp. 7.50%, 8/1/2031	40,000	40,736
HPS Corporate Lending Fund 5.65%, 4/2/2031 (a)	25,000	24,148
		64,884
IRON/STEEL — 1.1%
Fortescue Treasury Pty. Ltd. 4.38%, 4/1/2031 (a)	35,000	33,033
Mineral Resources Ltd. 7.00%, 4/1/2031 (a)	35,000	36,054
		69,087
Security Description	Principal Amount	Value
IT SERVICES — 0.4%
Unisys Corp. 10.63%, 1/15/2031 (a)	$25,000	$23,855
LEISURE TIME — 1.9%
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a) (c)	25,000	19,874
Life Time, Inc. 6.00%, 11/15/2031 (a)	63,000	63,620
Viking Cruises Ltd. 9.13%, 7/15/2031 (a)	30,000	31,462
		114,956
LODGING — 2.8%
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	40,000	38,398
Hilton Domestic Operating Co., Inc. 4.00%, 5/1/2031 (a)	75,000	70,511
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.63%, 1/15/2032 (a)	30,000	30,250
Travel & Leisure Co. 6.25%, 6/1/2031 (a)	35,000	35,216
		174,375
MACHINERY, CONSTRUCTION & MINING — 1.6%
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	100,000	99,290
MACHINERY-DIVERSIFIED — 0.1%
Esab Corp. 5.63%, 4/1/2031 (a)	5,000	4,973
MEDIA — 7.1%
AMC Global Media, Inc. 10.50%, 7/15/2032 (a)	15,000	15,842
Block Communications, Inc. 10.25%, 3/1/2031 (a)	15,000	13,058
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 2/1/2031 (a)	100,000	90,203
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 2/15/2031 (a)	59,000	62,459
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	25,000	22,877
Gray Media, Inc. 5.38%, 11/15/2031 (a)	45,000	34,981
Paramount Global:
4.20%, 5/19/2032	75,000	65,308
4.95%, 1/15/2031	20,000	18,661
Sirius XM Radio LLC 3.88%, 9/1/2031 (a)	30,000	27,321
Univision Communications, Inc.:
8.50%, 7/31/2031 (a)	35,000	35,331
8.88%, 4/15/2033 (a)	10,000	9,887
See accompanying notes to financial statements.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	$40,000	$41,459
		437,387
METAL FABRICATE & HARDWARE — 0.3%
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	20,000	21,077
MINING — 0.3%
PLS Group Ltd. 6.88%, 5/1/2031 (a)	20,000	20,406
OFFICE & BUSINESS EQUIPMENT — 0.3%
Xerox Corp. 10.25%, 10/15/2030 (a)	25,000	21,863
OIL & GAS — 4.8%
CNX Resources Corp. 7.38%, 1/15/2031 (a)	5,000	5,116
CVR Energy, Inc. 7.50%, 2/15/2031 (a)	30,000	30,839
EnQuest PLC 9.88%, 4/30/2031 (a)	25,000	26,321
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 2/1/2031 (a)	40,000	39,492
Kraken Oil & Gas Partners LLC 7.13%, 5/15/2031 (a)	30,000	29,996
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	35,000	35,507
Saturn Oil & Gas, Inc. 8.50%, 7/30/2031 (a)	30,000	31,145
Sunoco LP:
5.38%, 7/15/2031 (a)	20,000	19,748
5.63%, 3/15/2031 (a)	50,000	49,690
Validus Energy II Midcon LLC 8.00%, 8/1/2031 (a)	30,000	30,213
		298,067
OIL & GAS SERVICES — 0.6%
Enerflex, Inc. 6.88%, 1/15/2031 (a)	35,000	35,659
PACKAGING & CONTAINERS — 0.3%
Sealed Air Corp. 6.88%, 7/15/2033 (a)	20,000	19,556
PHARMACEUTICALS — 1.6%
Bausch Health Cos., Inc. 5.25%, 2/15/2031 (a)	20,000	12,801
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	40,000	42,153
Gainwell Acquisition Corp. 9.00%, 9/1/2031 (a)	40,000	41,705
		96,659
PIPELINES — 1.6%
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	55,000	53,813
Security Description	Principal Amount	Value
Venture Global Calcasieu Pass LLC 4.13%, 8/15/2031 (a)	$50,000	$46,726
		100,539
REAL ESTATE — 0.7%
CoreLogic, Inc. 9.00%, 8/1/2031 (a)	45,000	44,803
REAL ESTATE INVESTMENT TRUSTS — 1.5%
Brandywine Operating Partnership LP 6.13%, 1/15/2031	20,000	19,429
Iron Mountain, Inc. REIT, 4.50%, 2/15/2031 (a)	50,000	47,559
Rithm Capital Corp. 8.50%, 6/1/2031 (a)	25,000	25,301
		92,289
RETAIL — 2.9%
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%, 1/15/2031 (a)	55,000	58,213
Kohl's Corp. 5.13%, 5/1/2031	25,000	22,577
LBM Acquisition LLC 9.50%, 6/15/2031 (a) (c)	45,000	37,333
Lithia Motors, Inc. 4.38%, 1/15/2031 (a)	30,000	28,580
Park River Holdings, Inc. 8.00%, 3/15/2031 (a)	35,000	35,182
		181,885
SOFTWARE — 2.3%
CoreWeave, Inc.:
9.00%, 2/1/2031 (a)	55,000	49,349
9.63%, 7/15/2032 (a)	35,000	30,951
9.75%, 10/1/2031 (a)	40,000	35,754
UKG, Inc. 6.88%, 2/1/2031 (a)	25,000	24,656
		140,710
TELECOMMUNICATIONS — 15.1%
Altice France SA 6.50%, 10/15/2031 (a)	30,000	29,189
Connect Holding II LLC 10.50%, 4/3/2031 (a)	75,000	67,102
Core Scientific Finance I LLC 7.75%, 5/15/2031 (a)	65,000	63,055
Edged Compute LLC 7.50%, 4/30/2031 (a)	35,000	33,203
ELK Grove Village Property LLC 7.50%, 6/15/2031 (a)	40,000	38,518
Galaxy Helios Data Centers II LLC 9.88%, 8/1/2031 (a)	105,000	104,074
Iliad Holding SAS 8.50%, 4/15/2031 (a)	50,000	52,398
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	160,000	152,091
See accompanying notes to financial statements.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	$130,000	$120,440
SE Cosmos LLC 8.88%, 5/1/2031 (a)	25,000	24,602
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	115,000	105,526
Viasat, Inc. 7.50%, 5/30/2031 (a)	40,000	40,171
Vmed O2 U.K. Financing I PLC 4.25%, 1/31/2031 (a)	75,000	60,752
Yondr JK 1 LLC 6.88%, 6/30/2031 (a)	25,000	23,413
Zenith Arc LLC 8.88%, 8/31/2031 (a)	25,000	24,133
		938,667
TRANSPORTATION — 0.5%
PODS LLC 8.75%, 5/15/2031 (a)	30,000	28,186
TOTAL CORPORATE BONDS & NOTES (Cost $6,088,831)		6,034,753

	Shares
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.66% (d) (e)	72,034	72,034
State Street Navigator Securities Lending Portfolio II (f) (g)	24,150	24,150
TOTAL SHORT-TERM INVESTMENTS (Cost $96,184)		96,184
TOTAL INVESTMENTS — 98.9% (Cost $6,185,015)		6,130,937
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		66,703
NET ASSETS — 100.0%		$6,197,640

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 84.3% of net assets as of August 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at August 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	All or a portion of the shares of the security are on loan at August 31, 2026.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended August 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended August 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,034,753	$—	$6,034,753
Short-Term Investments	96,184	—	—	96,184
TOTAL INVESTMENTS	$96,184	$6,034,753	$—	$6,130,937
See accompanying notes to financial statements.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$3,111,837	$3,039,803	$—	$—	72,034	$72,034	$2,422
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	422,873	422,873	—	—	—	—	256
State Street Navigator Securities Lending Portfolio II	—	—	80,570	56,420	—	—	24,150	24,150	24
Total		$—	$3,615,280	$3,519,096	$—	$—		$96,184	$2,702

*	Commencement of operations.
See accompanying notes to financial statements.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 113.5%
CALIFORNIA — 8.8%
City of Lake Elsinore, Special Tax, CA 5.00%, 9/1/2048	$85,000	$86,700
Folsom Cordova Unified School District, General Obligation, CA Series A, 5.00%, 10/1/2026	255,000	255,495
Municipal Improvement Corp. of Los Angeles Revenue, CA Series B, 5.00%, 11/1/2026	225,000	225,853
State of California, General Obligation, CA:
4.00%, 9/1/2026	2,000	2,000
5.00%, 9/1/2028	50,000	50,080
Sunnyvale School District, General Obligation, CA 5.00%, 9/1/2026	150,000	150,000
		770,128
COLORADO — 7.4%
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation, CO State Aid Withholding, 5.50%, 12/1/2026	120,000	120,896
City & County of Denver Airport System Revenue, CO Series C, 5.00%, 11/15/2026	20,000	20,097
Colorado Health Facilities Authority Revenue, CO Series A, 5.00%, 12/1/2026	150,000	150,809
Eagle County School District No. Re50J, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2026 (a)	50,000	50,275
Jefferson County School District R-1, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	25,000	25,177
Larimer Weld & Boulder County School District R-2J Thompson, General Obligation, CO Series J, State Aid Withholding, 5.50%, 12/15/2026	100,000	100,836
Weld County School District No. Re-1, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026 (a)	175,000	176,046
		644,136
CONNECTICUT — 2.3%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 9/1/2027	200,000	200,000
Security Description	Principal Amount	Value
DELAWARE — 3.7%
Delaware State Health Facilities Authority Revenue, DE 5.00%, 10/1/2026	$100,000	$100,186
Delaware Transportation Authority Revenue, DE 5.00%, 9/1/2026	225,000	225,000
		325,186
DISTRICT OF COLUMBIA — 0.6%
District of Columbia, General Obligation, DC Series A, 5.00%, 10/15/2026	50,000	50,141
FLORIDA — 12.0%
City of Gainesville Utilities System Revenue, FL Series A, 5.00%, 10/1/2026	65,000	65,127
Escambia County School Board Revenue, FL 5.00%, 9/1/2027	30,000	30,057
Florida Municipal Power Agency Revenue, FL:
Series A, 5.00%, 10/1/2027	170,000	170,321
Series A, 5.00%, 10/1/2028	270,000	270,511
Key West Utility Board Revenue, FL 5.00%, 10/1/2026	20,000	20,037
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2026	150,000	150,309
South Florida Water Management District, Certificate Participation, FL COPs, 5.00%, 10/1/2026	250,000	250,468
Tampa Bay Water Revenue, FL Series A, 5.00%, 10/1/2037	95,000	95,180
		1,052,010
GEORGIA — 3.4%
City of Atlanta Water & Wastewater Revenue, GA Series C, 5.00%, 11/1/2026	75,000	75,297
Richmond County Board of Education, General Obligation, GA State Aid Withholding, 5.00%, 10/1/2026	220,000	220,398
		295,695
ILLINOIS — 13.7%
Cook County School District No. 135 Orland, General Obligation, IL 5.00%, 12/1/2026	25,000	25,144
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2026	100,000	100,491
County of Cook, General Obligation, IL Series A, 5.00%, 11/15/2026 (a)	400,000	401,964
See accompanying notes to financial statements.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Illinois Finance Authority Revenue, IL Series A, 4.00%, 10/1/2034	$225,000	$224,197
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington, General Obligation, IL 5.00%, 12/1/2026	200,000	201,159
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2026 (a)	225,000	226,172
State of Illinois, General Obligation, IL Series B, 5.00%, 10/1/2026	20,000	20,036
		1,199,163
INDIANA — 6.0%
City of Indianapolis Department of Public Utilities Water System Revenue, IN Series A, 5.00%, 10/1/2026	135,000	135,260
Indiana Finance Authority Revenue, IN Series 1, 5.00%, 10/1/2026	165,000	165,289
Indiana State University Revenue, IN Series U, 5.00%, 10/1/2026	225,000	225,423
		525,972
KANSAS — 1.8%
Johnson County Public Building Commission Revenue, KS Series A, 5.00%, 9/1/2026	120,000	120,000
Sedgwick County Unified School District No. 265 Goddard, General Obligation, KS Series B, 5.00%, 10/1/2026	35,000	35,066
		155,066
KENTUCKY — 3.3%
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 11/1/2026	145,000	145,561
Series B, 5.00%, 11/1/2026	145,000	145,561
		291,122
MASSACHUSETTS — 1.7%
Massachusetts Development Finance Agency Revenue, MA 5.00%, 10/1/2037	80,000	80,151
University of Massachusetts Building Authority Revenue, MA Series 2021-1, 5.00%, 11/1/2026	65,000	65,264
		145,415
MICHIGAN — 6.7%
County of Bay, General Obligation, MI Build America Mutual Assurance Corp., 5.00%, 10/1/2026 (b)	225,000	225,426
Security Description	Principal Amount	Value
Michigan Finance Authority Revenue, MI Series A, 5.00%, 11/1/2026	$135,000	$135,536
State of Michigan, General Obligation, MI Series C, 5.00%, 12/1/2026 (a)	225,000	226,182
		587,144
MINNESOTA — 2.5%
State of Minnesota, General Obligation, MN Series D, 5.00%, 10/1/2026	215,000	215,435
NEW YORK — 2.4%
Long Island Power Authority Revenue, NY Series B, 5.00%, 9/1/2031	175,000	175,000
Metropolitan Transportation Authority Revenue, NY Series B, 5.00%, 11/15/2032	40,000	40,144
		215,144
NORTH CAROLINA — 2.7%
County of Durham, General Obligation, NC 4.00%, 10/1/2026	235,000	235,294
OHIO — 4.4%
Columbus City School District, General Obligation, OH Series B, 5.00%, 12/1/2026 (a)	225,000	226,313
Olentangy Local School District, General Obligation, OH 5.00%, 12/1/2026	100,000	100,595
Toledo City School District, General Obligation, OH School District Credit Enhancement Program, 5.00%, 12/1/2026	55,000	55,326
		382,234
PENNSYLVANIA — 3.7%
Avon Grove School District Chester County, General Obligation, PA State Aid Withholding, 5.00%, 11/15/2026	45,000	45,219
City of Philadelphia Water & Wastewater Revenue, PA Series B, 5.00%, 11/1/2026	105,000	105,362
Norristown Area School District, General Obligation, PA Series B, State Aid Withholding, 5.00%, 9/1/2026	170,000	170,000
		320,581
SOUTH CAROLINA — 4.3%
South Carolina Public Service Authority Revenue, SC:
Series B, 5.00%, 12/1/2026	75,000	75,446
Series D, 5.00%, 12/1/2026 (a)	200,000	201,177
See accompanying notes to financial statements.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Spartanburg County School District No. 7 Revenue, SC 5.00%, 12/1/2026	$100,000	$100,585
		377,208
TEXAS — 8.1%
City of Austin Revenue, TX 5.00%, 11/15/2026	150,000	150,694
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2035	130,000	130,173
Harris County Flood Control District, General Obligation, TX 5.00%, 9/15/2026	65,000	65,058
State of Texas, General Obligation, TX:
5.00%, 10/1/2026	105,000	105,212
Series A, 5.00%, 10/1/2026	115,000	115,232
Texas Water Development Board Revenue, TX Series A, 5.00%, 10/15/2026	140,000	140,403
		706,772
VERMONT — 1.6%
Vermont Municipal Bond Bank Revenue, VT:
Series 3, 5.00%, 12/1/2026	100,000	100,605
Series 5, 5.00%, 12/1/2026 (a)	40,000	40,218
		140,823
VIRGINIA — 3.3%
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 9/15/2026	60,000	60,057
Virginia Resources Authority Revenue, VA Series B, State Aid Withholding, 5.00%, 11/1/2026	225,000	225,886
		285,943
WASHINGTON — 2.5%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2026	35,000	35,139
King County School District No. 400 Mercer Island, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	100,000	100,580
Port of Tacoma Revenue, WA Series A, 5.00%, 12/1/2026	80,000	80,495
		216,214
Security Description	Principal Amount	Value
WEST VIRGINIA — 2.6%
State of West Virginia, General Obligation, WV Series A, 5.00%, 11/1/2026	$225,000	$225,878
WISCONSIN — 4.0%
Beaver Dam Unified School District, General Obligation, WI Build America Mutual Assurance Corp., 5.00%, 10/1/2026 (b)	125,000	125,233
State of Wisconsin, General Obligation, WI:
5.00%, 11/1/2026	70,000	70,286
Series 2, 5.00%, 11/1/2026	75,000	75,307
Three Lakes School District, General Obligation, WI Assured Guaranty, Inc., 5.00%, 9/1/2026 (b)	80,000	80,000
		350,826
TOTAL MUNICIPAL BONDS & NOTES (Cost $9,914,755)		9,913,530

	Shares
SHORT-TERM INVESTMENT — 2.5%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (c) (d) (Cost $221,241)	221,241	221,241
TOTAL INVESTMENTS — 116.0% (Cost $10,135,996)		10,134,771
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.0)%		(1,400,177)
NET ASSETS — 100.0%		$8,734,594

(a)	When-issued security.
(b)	Bond is insured by the following:

% of Net Assets
Build America Mutual Assurance Corp.	4.0%
Assured Guaranty, Inc.	0.9%

(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at August 31, 2026.
See accompanying notes to financial statements.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$9,913,530	$—	$9,913,530
Short-Term Investment	221,241	—	—	221,241
TOTAL INVESTMENTS	$221,241	$9,913,530	$—	$10,134,771
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	41,946	$41,946	$9,830,513	$9,651,218	$—	$—	221,241	$221,241	$4,952
See accompanying notes to financial statements.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 103.8%
ARIZONA — 1.4%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series D, 5.00%, 7/1/2029	$40,000	$40,727
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series D, 5.00%, 7/1/2027	75,000	76,526
		117,253
CALIFORNIA — 1.5%
California Health Facilities Financing Authority Revenue, CA Series B, 5.00%, 10/1/2039 (a)	125,000	127,609
COLORADO — 2.3%
Board of Governors of Colorado State University System Revenue, CO Series A, 5.00%, 3/1/2027	175,000	177,186
Denver City & County School District No. 1, General Obligation, CO Series A, State Aid Withholding, 5.50%, 12/1/2028	15,000	15,535
Eagle County School District No. Re50J, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2026 (b)	10,000	10,055
		202,776
CONNECTICUT — 3.1%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 9/1/2027	265,000	265,000
DELAWARE — 0.3%
State of Delaware, General Obligation, DE Series A, 5.00%, 5/1/2027	25,000	25,410
DISTRICT OF COLUMBIA — 3.4%
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2052	175,000	175,487
Washington Metropolitan Area Transit Authority Revenue, DC Series B, 5.00%, 7/1/2042	120,000	120,963
		296,450
FLORIDA — 3.1%
City of Gainesville Utilities System Revenue, FL Series A, 5.00%, 10/1/2031	135,000	137,733
State of Florida Department of Transportation Turnpike System Revenue, FL Series A, 5.00%, 7/1/2027	125,000	127,498
		265,231
Security Description	Principal Amount	Value
GEORGIA — 3.4%
City of Atlanta Water & Wastewater Revenue, GA Series A, 5.00%, 11/1/2038	$60,000	$61,645
Houston County School District, General Obligation, GA State Aid Withholding, 5.00%, 9/1/2026	130,000	130,000
State of Georgia, General Obligation, GA Series A-2, 5.00%, 2/1/2030	100,000	100,943
		292,588
HAWAII — 1.6%
City & County Honolulu Wastewater System Revenue, HI Series B, 5.00%, 7/1/2027	25,000	25,050
State of Hawaii, General Obligation, HI Series EY, 5.00%, 10/1/2027	115,000	115,231
		140,281
IDAHO — 1.7%
Idaho State Building Authority Revenue, ID Series A, 5.00%, 6/1/2027	140,000	142,524
ILLINOIS — 11.4%
City of Chicago Wastewater Transmission Revenue, IL Series B, 5.00%, 1/1/2036	85,000	85,356
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2027	100,000	102,738
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2027 (b)	175,000	179,900
State of Illinois, General Obligation, IL:
Series A, 5.00%, 3/1/2027	135,000	136,490
Series D, 5.00%, 11/1/2027	30,000	30,757
Village of Elk Grove Village, General Obligation, IL 5.00%, 1/1/2036	240,000	241,088
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty, Inc., 5.00%, 12/1/2046 (c)	205,000	204,984
		981,313
IOWA — 3.8%
Iowa Finance Authority Revenue, IA 5.00%, 8/1/2028	125,000	127,680
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2027	200,000	204,341
		332,021
LOUISIANA — 2.0%
State of Louisiana, General Obligation, LA Series E, 5.00%, 9/1/2027	165,000	169,008
See accompanying notes to financial statements.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
MAINE — 2.1%
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	$180,000	$183,326
MARYLAND — 0.5%
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2027	45,000	45,831
MICHIGAN — 5.2%
Hancock Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2027	380,000	385,541
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2027	20,000	20,314
Michigan Finance Authority Revenue, MI Series B, 5.00%, 10/1/2027	45,000	45,088
		450,943
NEBRASKA — 0.6%
Public Power Generation Agency Revenue, NE Series A, 5.00%, 1/1/2027	50,000	50,402
NEVADA — 2.7%
County of Clark, General Obligation, NV 5.00%, 11/1/2027	225,000	231,480
NEW MEXICO — 0.9%
New Mexico Finance Authority Revenue, NM Series B, 5.00%, 6/1/2027	80,000	81,448
NEW YORK — 11.2%
Build NYC Resource Corp. Revenue, NY 5.00%, 8/1/2030	200,000	201,120
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2035	100,000	101,112
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.00%, 6/15/2037	55,000	55,702
Series DD, 5.00%, 6/15/2047	165,000	165,314
New York State Dormitory Authority Revenue, NY:
Series A, 5.00%, 2/15/2038	20,000	20,148
Series B, 5.00%, 2/15/2035	20,000	20,363
Triborough Bridge & Tunnel Authority Revenue, NY Series B, 5.00%, 11/15/2033	400,000	405,542
		969,301
Security Description	Principal Amount	Value
NORTH CAROLINA — 2.6%
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2032	$225,000	$226,188
OHIO — 2.2%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 7/1/2034	175,000	176,760
State of Ohio, General Obligation, OH Series B, 5.00%, 9/15/2026	15,000	15,014
		191,774
OKLAHOMA — 3.6%
Grand River Dam Authority Revenue, OK 5.00%, 6/1/2033	125,000	126,600
Oklahoma Turnpike Authority Revenue, OK:
Series A, 5.00%, 1/1/2027	50,000	50,408
Series A, 5.00%, 1/1/2032	130,000	130,827
		307,835
PENNSYLVANIA — 8.3%
Allegheny County Higher Education Building Authority Revenue, PA Series A, 5.00%, 8/1/2027	105,000	107,328
Delaware River Joint Toll Bridge Commission Revenue, PA Series A, 5.00%, 7/1/2027	125,000	127,424
Pennsylvania State University Revenue, PA Series A, 5.00%, 9/1/2037	35,000	35,504
Pennsylvania Turnpike Commission Revenue, PA Series A-1, 5.00%, 12/1/2042	175,000	176,917
Philadelphia Housing Authority Revenue, PA 5.00%, 5/1/2047	115,000	116,765
State Public School Building Authority Revenue, PA Build America Mutual Assurance Corp., 5.00%, 6/15/2027 (c)	150,000	152,571
		716,509
SOUTH CAROLINA — 0.2%
City of Charleston Waterworks & Sewer System Revenue, SC 5.00%, 1/1/2027	15,000	15,124
TEXAS — 5.8%
City of Dallas, General Obligation, TX 5.00%, 2/15/2029	55,000	55,541
City of El Paso, General Obligation, TX 5.00%, 8/15/2027	225,000	230,088
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2027	40,000	40,080
See accompanying notes to financial statements.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
County of Williamson, General Obligation, TX 5.00%, 2/15/2027	$45,000	$45,509
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX 5.00%, 11/1/2027	10,000	10,273
Trinity River Authority Central Regional Wastewater System Revenue, TX 5.00%, 8/1/2027	60,000	61,337
Via Metropolitan Transit Revenue, TX 5.00%, 7/15/2028	60,000	60,527
		503,355
VIRGINIA — 4.9%
Virginia College Building Authority Revenue, VA Series A, 5.00%, 2/1/2027	110,000	111,155
Virginia Commonwealth Transportation Board Revenue, VA:
5.00%, 3/15/2027	50,000	50,044
Series A, 5.00%, 5/15/2027	135,000	137,369
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	125,000	127,781
		426,349
WASHINGTON — 8.7%
County of King Sewer Revenue, WA Series B, 5.00%, 7/1/2027	50,000	51,034
Franklin County School District No. 1 Pasco, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	410,000	422,002
King County School District No. 403 Renton, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2027 (b)	225,000	231,469
Port of Tacoma, General Obligation, WA Series A, 5.00%, 12/1/2030	30,000	30,171
State of Washington, General Obligation, WA Series D, 5.00%, 2/1/2040	20,000	20,121
		754,797
Security Description	Principal Amount	Value
WEST VIRGINIA — 2.4%
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2028	$200,000	$204,591
WISCONSIN — 2.9%
Green Bay Area Public School District, General Obligation, WI 5.00%, 4/1/2027	250,000	253,484
TOTAL MUNICIPAL BONDS & NOTES (Cost $8,978,050)		8,970,201

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (d) (e) (Cost $8,132)	8,132	8,132
TOTAL INVESTMENTS — 103.9% (Cost $8,986,182)		8,978,333
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(340,510)
NET ASSETS — 100.0%		$8,637,823

(a)
Variable Rate Security - Interest rate shown is rate in effect at August 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)	When-issued security.
(c)	Bond is insured by the following:

% of Net Assets
Assured Guaranty, Inc.	2.4%
Build America Mutual Assurance Corp.	1.8%

(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$8,970,201	$—	$8,970,201
Short-Term Investment	8,132	—	—	8,132
TOTAL INVESTMENTS	$8,132	$8,970,201	$—	$8,978,333
See accompanying notes to financial statements.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	27,202	$27,202	$1,810,515	$1,829,585	$—	$—	8,132	$8,132	$1,752
See accompanying notes to financial statements.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.4%
ARIZONA — 1.1%
Salt River Project Agricultural Improvement & Power District Revenue, AZ Series A, 5.00%, 1/1/2037	$80,000	$81,556
CALIFORNIA — 3.6%
Metropolitan Water District of Southern California Revenue, CA 5.00%, 1/1/2036	60,000	62,120
San Mateo County Community College District, General Obligation, CA Series B, 5.00%, 9/1/2045	200,000	204,748
		266,868
COLORADO — 1.3%
Larimer County School District No. R-1 Poudre, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2031	25,000	26,151
Regional Transportation District Sales Tax Revenue, CO Series B, 5.00%, 11/1/2034	70,000	71,383
		97,534
CONNECTICUT — 3.2%
State of Connecticut, General Obligation, CT Series A, 5.00%, 3/15/2028	225,000	233,116
DISTRICT OF COLUMBIA — 0.4%
District of Columbia, General Obligation, DC Series D, 5.00%, 6/1/2028	30,000	30,528
FLORIDA — 5.6%
Miami-Dade County Educational Facilities Authority Revenue, FL:
Series A, 5.00%, 4/1/2028	100,000	103,376
Series A, 5.00%, 4/1/2034	190,000	194,304
Series A, 5.00%, 4/1/2048	35,000	35,113
School District of Broward County, General Obligation, FL 5.00%, 7/1/2034	25,000	25,754
State of Florida, General Obligation, FL Series A, 5.00%, 6/1/2028	55,000	57,319
		415,866
GEORGIA — 4.5%
Atlanta Urban Redevelopment Agency Revenue, GA Series B, 5.00%, 7/1/2028	100,000	104,296
Municipal Electric Authority of Georgia Revenue, GA Series A, 5.00%, 1/1/2028	225,000	227,377
		331,673
Security Description	Principal Amount	Value
HAWAII — 0.9%
City & County of Honolulu, General Obligation, HI Series A, 5.00%, 9/1/2030	$65,000	$67,764
ILLINOIS — 5.8%
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2035	75,000	76,579
State of Illinois, General Obligation, IL:
Series A, 5.00%, 3/1/2028	85,000	87,702
Series B, 5.00%, 10/1/2027	25,000	25,585
Series D, 5.00%, 7/1/2027	35,000	35,634
Series D, 5.00%, 11/1/2028	200,000	204,731
		430,231
INDIANA — 2.7%
Indiana Finance Authority Revenue, IN Series A, 5.00%, 2/1/2028	130,000	134,551
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series C, 4.00%, 1/1/2037	30,000	30,038
Series C, 5.00%, 1/1/2035	35,000	35,697
		200,286
IOWA — 0.5%
City of Des Moines, General Obligation, IA Series D, 5.00%, 6/1/2028	15,000	15,613
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2033	20,000	20,745
		36,358
KENTUCKY — 3.7%
Kentucky State Property & Building Commission Revenue, KY Series B, 5.00%, 11/1/2028	275,000	276,047
MASSACHUSETTS — 0.5%
Commonwealth of Massachusetts, General Obligation, MA Series A, 5.00%, 1/1/2038	35,000	35,647
MICHIGAN — 7.1%
City of Grosse Pointe, General Obligation, MI 5.00%, 10/1/2031	175,000	182,477
Gibraltar School District, General Obligation, MI Qualified School Bond Loan Fund, 5.00%, 5/1/2037	175,000	178,936
Hancock Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2028	155,000	160,434
		521,847
See accompanying notes to financial statements.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
NEVADA — 2.7%
Clark County School District, General Obligation, NV Series B, Build America Mutual Assurance Corp., 5.00%, 6/15/2034 (a)	$100,000	$103,587
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2033	70,000	73,007
State of Nevada Highway Improvement Revenue, NV 5.00%, 12/1/2028	20,000	20,163
		196,757
NEW HAMPSHIRE — 2.2%
New Hampshire Health & Education Facilities Authority Act Revenue, NH Series A, 5.00%, 7/1/2028	160,000	162,976
NEW MEXICO — 3.1%
Albuquerque Municipal School District No. 12, General Obligation, NM State Aid Withholding, 5.00%, 8/1/2028	220,000	229,500
NEW YORK — 10.1%
City of New York, General Obligation, NY Series C, 5.00%, 8/1/2031	145,000	149,148
Empire State Development Corp. Revenue, NY Series A, 5.00%, 3/15/2033	300,000	303,233
New York City Transitional Finance Authority Building Aid Revenue, NY Series S-3A, State Aid Withholding, 5.00%, 7/15/2034	275,000	284,679
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A-1, 5.00%, 8/1/2035	10,000	10,303
		747,363
OHIO — 3.1%
City of Columbus, General Obligation, OH:
Series 3, 5.00%, 2/15/2028	20,000	20,211
Series A, 5.00%, 4/1/2028	200,000	207,472
		227,683
OKLAHOMA — 2.2%
City of Oklahoma City, General Obligation, OK 4.00%, 3/1/2028	35,000	35,241
Oklahoma County Independent School District No. 12 Edmond, General Obligation, OK 4.00%, 3/1/2028	125,000	127,274
		162,515
Security Description	Principal Amount	Value
PENNSYLVANIA — 6.2%
Commonwealth of Pennsylvania, General Obligation, PA Series 1ST, 4.00%, 3/1/2037	$130,000	$130,011
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.25%, 12/1/2048	175,000	177,586
Pittsburgh School District, General Obligation, PA Series A, State Aid Withholding, 4.00%, 9/1/2039	5,000	4,911
Pittsburgh Water & Sewer Authority Revenue, PA Series A, 5.00%, 9/1/2028	90,000	93,897
School District of Philadelphia, General Obligation, PA Series A, State Aid Withholding, 5.00%, 9/1/2038	50,000	50,999
		457,404
SOUTH DAKOTA — 0.7%
South Dakota Conservancy District Revenue, SD Series B, 5.00%, 8/1/2028	30,000	30,687
South Dakota State Building Authority Revenue, SD Series A, 5.00%, 6/1/2038	20,000	20,481
		51,168
TENNESSEE — 1.2%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN 5.00%, 7/1/2031	85,000	88,074
TEXAS — 10.6%
Conroe Municipal Management District No. 1, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	130,000	130,073
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	165,000	168,889
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2035	40,000	40,923
5.00%, 5/15/2048	205,000	205,873
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX 5.00%, 11/1/2027	10,000	10,273
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	225,000	227,887
		783,918
See accompanying notes to financial statements.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
UTAH — 0.4%
Central Utah Water Conservancy District Revenue, UT Series B, 5.00%, 10/1/2028	$25,000	$25,644
VIRGINIA — 3.5%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2028	55,000	55,540
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2028	195,000	199,252
		254,792
WASHINGTON — 4.0%
City of Marysville, General Obligation, WA Series B, 5.00%, 12/1/2038	25,000	25,522
City of Seattle Water System Revenue, WA 5.00%, 8/1/2028	25,000	25,249
King County School District No. 401 Highline, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	140,000	140,831
King County School District No. 414 Lake Washington, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2036	50,000	51,362
State of Washington, General Obligation, WA Series C, 5.00%, 2/1/2033	50,000	51,418
		294,382
WEST VIRGINIA — 7.5%
State of West Virginia, General Obligation, WV Series B, 5.00%, 12/1/2033	60,000	62,081
Security Description	Principal Amount	Value
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2028	$480,000	$491,019
		553,100
TOTAL MUNICIPAL BONDS & NOTES (Cost $7,283,810)		7,260,597

	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (b) (c) (Cost $21,572)	21,572	21,572
TOTAL INVESTMENTS — 98.7% (Cost $7,305,382)		7,282,169
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		92,355
NET ASSETS — 100.0%		$7,374,524

(a)	Bond is insured by the following:

% of Net Assets
Build America Mutual Assurance Corp.	3.2%

(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at August 31, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$7,260,597	$—	$7,260,597
Short-Term Investment	21,572	—	—	21,572
TOTAL INVESTMENTS	$21,572	$7,260,597	$—	$7,282,169
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	52,297	$52,297	$2,406,324	$2,437,049	$—	$—	21,572	$21,572	$1,757
See accompanying notes to financial statements.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.4%
ALABAMA — 2.7%
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2029	$300,000	$320,185
State of Alabama, General Obligation, AL Series A, 5.00%, 11/1/2031	70,000	73,057
		393,242
ARIZONA — 2.3%
City of Mesa Utility System Revenue, AZ Series A, 5.00%, 7/1/2033	105,000	110,430
City of Phoenix Civic Improvement Corp. Revenue, AZ Series A, 5.00%, 7/1/2049	220,000	222,653
		333,083
CALIFORNIA — 0.2%
California Infrastructure & Economic Development Bank Revenue, CA 5.00%, 8/1/2038	25,000	25,849
COLORADO — 3.3%
Pueblo School District No. 60, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2031	95,000	100,860
University of Colorado Revenue, CO Series B, 5.00%, 6/1/2044	65,000	68,814
Weld County School District No. 6 Greeley, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2032	295,000	312,727
		482,401
DELAWARE — 3.6%
Delaware Municipal Electric Corp. Revenue, DE Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2033 (a)	160,000	167,034
Delaware Transportation Authority Revenue, DE 5.00%, 9/1/2029	50,000	53,224
State of Delaware, General Obligation, DE 5.00%, 2/1/2032	300,000	314,870
		535,128
DISTRICT OF COLUMBIA — 0.1%
Washington Metropolitan Area Transit Authority Revenue, DC Series A-1, 5.00%, 7/1/2029	20,000	20,359
Security Description	Principal Amount	Value
FLORIDA — 6.4%
Central Florida Expressway Authority Revenue, FL:
Assured Guaranty, Inc., 5.00%, 7/1/2029 (a)	$210,000	$223,234
Series B, 5.00%, 7/1/2049	225,000	227,510
City of Jacksonville Revenue, FL Series A, 5.00%, 10/1/2033	85,000	89,451
County of Miami-Dade Aviation Revenue, FL Series 2016A, 5.00%, 10/1/2029	45,000	45,085
County of Miami-Dade Revenue, FL Series B, 5.00%, 4/1/2029	75,000	75,090
County of Miami-Dade Transit System Revenue, FL 5.00%, 7/1/2033	80,000	83,873
Volusia County Educational Facility Authority Revenue, FL Series A, 4.00%, 10/15/2037	200,000	195,818
		940,061
GEORGIA — 0.9%
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (a)	125,000	133,646
HAWAII — 0.0% *
City & County Honolulu Wastewater System Revenue, HI Series B, 5.00%, 7/1/2032	5,000	5,269
IDAHO — 2.1%
Idaho Housing & Finance Association Revenue, ID Series A, 5.00%, 7/15/2036	75,000	77,954
Idaho State Building Authority Revenue, ID Series A, 5.00%, 6/1/2029	215,000	228,395
		306,349
ILLINOIS — 7.5%
Chicago O'Hare International Airport Revenue, IL:
Series B, 5.00%, 1/1/2048	225,000	226,555
Series D, 5.25%, 1/1/2029	75,000	75,641
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2029	75,000	75,581
5.00%, 7/1/2030	25,000	26,452
5.00%, 1/1/2031	155,000	163,998
Series C, 5.00%, 2/15/2029	140,000	141,262
Kendall & Kane Counties Community Unit School District No. 115, General Obligation, IL Series B, 5.00%, 1/1/2029	85,000	85,653
Regional Transportation Authority Revenue, IL Series A, 5.00%, 6/1/2029	75,000	75,120
See accompanying notes to financial statements.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
State of Illinois, General Obligation, IL 5.00%, 11/1/2029	$230,000	$230,673
		1,100,935
INDIANA — 0.8%
Indiana Finance Authority Revenue, IN Series C, 5.00%, 2/1/2032	120,000	125,532
IOWA — 2.2%
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2029	300,000	317,852
KANSAS — 0.2%
State of Kansas Department of Transportation Revenue, KS Series A, 5.00%, 9/1/2029	35,000	35,791
KENTUCKY — 3.4%
Kentucky Economic Development Finance Authority Revenue, KY Series A-2, 5.00%, 8/1/2035	225,000	231,800
Kentucky State Property & Building Commission Revenue, KY:
Series B, 5.00%, 11/1/2028	200,000	209,398
Series B, 5.00%, 11/1/2029	40,000	42,558
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY Series A, 5.00%, 5/15/2029	15,000	15,871
		499,627
MAINE — 0.3%
Maine Municipal Bond Bank Revenue, ME Series A, 5.00%, 11/1/2028	50,000	50,182
MARYLAND — 0.6%
County of Howard, General Obligation, MD:
Series B, 5.00%, 2/15/2029	40,000	40,432
Series D, 5.00%, 2/15/2029	50,000	51,705
		92,137
MASSACHUSETTS — 1.4%
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 1/1/2036	15,000	15,546
Series B, 5.00%, 7/1/2036	180,000	186,328
		201,874
MICHIGAN — 1.4%
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2029	50,000	52,825
Michigan State Building Authority Revenue, MI Series I, 5.00%, 10/15/2029	75,000	79,779
Security Description	Principal Amount	Value
Michigan State University Revenue, MI Series B, 5.00%, 2/15/2033	$65,000	$67,950
		200,554
MINNESOTA — 0.2%
University of Minnesota Revenue, MN Series A, 5.00%, 4/1/2039	25,000	25,682
MISSISSIPPI — 0.9%
Mississippi Business Finance Corp. Revenue, MS Series I, 3.00%, 11/1/2035 (b)	100,000	100,000
State of Mississippi, General Obligation, MS Series A, 5.00%, 10/1/2029	25,000	25,622
		125,622
NEBRASKA — 1.4%
Omaha Public Power District Revenue, NE:
Series A, 5.00%, 2/1/2031	65,000	68,117
Series A, 5.00%, 2/1/2032	85,000	88,895
University of Nebraska Facilities Corp. Revenue, NE Series A, 5.00%, 7/15/2029	55,000	56,008
		213,020
NEVADA — 4.3%
Clark County School District, General Obligation, NV Series B, Build America Mutual Assurance Corp., 5.00%, 6/15/2029 (a)	290,000	306,996
Clark County Water Reclamation District, General Obligation, NV 5.00%, 7/1/2029	65,000	69,113
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2034	95,000	98,844
Las Vegas Valley Water District, General Obligation, NV Series A, 5.00%, 6/1/2029	150,000	159,099
		634,052
NEW HAMPSHIRE — 1.0%
New Hampshire State Turnpike System Revenue, NH 5.00%, 11/1/2029	135,000	144,168
NEW JERSEY — 3.0%
New Jersey Economic Development Authority Revenue, NJ:
Series A, 5.00%, 11/1/2031	45,000	47,554
Series A, 5.00%, 11/1/2032	60,000	63,203
Series A, 5.00%, 11/1/2033	200,000	210,343
See accompanying notes to financial statements.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Revenue, NJ Series A, 5.00%, 12/15/2029	$115,000	$120,308
		441,408
NEW YORK — 6.0%
Battery Park City Authority Revenue, NY Series B, 5.00%, 11/1/2036	40,000	42,058
Long Island Power Authority Revenue, NY Series A, 5.00%, 9/1/2029	50,000	53,331
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.00%, 6/15/2040	300,000	312,248
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A2, 5.00%, 5/1/2036	20,000	20,893
New York State Dormitory Authority Revenue, NY Series A, 5.00%, 3/15/2033	215,000	226,086
Onondaga County Trust for Cultural Resources Revenue, NY 5.00%, 12/1/2045	10,000	10,255
Utility Debt Securitization Authority Revenue, NY Series 1, 5.00%, 6/15/2031	200,000	212,248
		877,119
NORTH CAROLINA — 2.5%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2049	225,000	227,475
State of North Carolina Revenue, NC 5.00%, 3/1/2032	135,000	141,193
		368,668
OHIO — 2.4%
County of Hamilton Sales Tax Revenue, OH Series A, 5.00%, 12/1/2029	240,000	241,381
Euclid Public Library, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2053 (a)	110,000	110,491
		351,872
OREGON — 4.5%
City of Eugene Water Utility System Revenue, OR 5.00%, 8/1/2029	300,000	319,259
Oregon State Lottery Revenue, OR Series A, 5.00%, 4/1/2029	300,000	317,529
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	25,000	25,719
		662,507
Security Description	Principal Amount	Value
PENNSYLVANIA — 5.6%
City of Philadelphia, General Obligation, PA:
Series B, 5.00%, 2/1/2036	$210,000	$218,275
Series B, 5.00%, 2/1/2038	50,000	51,683
Series B, 5.00%, 2/1/2039	15,000	15,455
Pennsylvania Turnpike Commission Revenue, PA:
Series 2017-3, 5.00%, 12/1/2029	135,000	138,598
Series A, 5.00%, 12/1/2036	35,000	36,628
Series A, 5.00%, 12/1/2044	200,000	204,321
State Public School Building Authority Revenue, PA Build America Mutual Assurance Corp., 5.00%, 6/15/2029 (a)	150,000	157,814
		822,774
SOUTH CAROLINA — 2.2%
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2029	100,000	105,564
South Carolina Public Service Authority Revenue, SC Series D, 5.00%, 12/1/2029 (c)	150,000	159,730
South Carolina Transportation Infrastructure Bank Revenue, SC Series A, 5.00%, 10/1/2029	60,000	62,782
		328,076
TENNESSEE — 0.4%
Memphis-Shelby County Industrial Development Board Revenue, TN Series B, 5.00%, 11/1/2029	55,000	55,195
TEXAS — 9.9%
Aubrey Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (a)	300,000	314,970
City of Dallas, General Obligation, TX Series A, 5.00%, 2/15/2030	110,000	115,220
CNP Utility District, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 4/1/2035 (a)	225,000	226,099
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	30,000	30,118
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	200,000	202,566
Trinity River Authority Central Regional Wastewater System Revenue, TX:
5.00%, 8/1/2028	195,000	199,007
5.00%, 8/1/2029	75,000	76,470
See accompanying notes to financial statements.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2029	$75,000	$76,000
Waller County Road Improvement District No. 1, General Obligation, TX Series A, Assured Guaranty, Inc., 4.00%, 3/1/2037 (a)	225,000	221,708
		1,462,158
UTAH — 1.6%
State of Utah, General Obligation, UT 5.00%, 7/1/2029	225,000	236,921
VERMONT — 1.6%
Vermont Educational & Health Buildings Financing Agency Revenue, VT 5.00%, 11/1/2035	225,000	234,051
VIRGINIA — 0.8%
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 3/15/2029	125,000	125,110
WASHINGTON — 6.8%
City of Kennewick Water & Sewer Revenue, WA 4.00%, 12/1/2035	225,000	224,711
County of King, General Obligation, WA 5.00%, 1/1/2033	160,000	167,333
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	200,000	201,223
Pierce County School District No. 403 Bethel, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2033	195,000	204,742
State of Washington, General Obligation, WA:
Series 2020A, 5.00%, 8/1/2032	55,000	58,067
Series 2020A, 5.00%, 8/1/2038	15,000	15,552
Series 2020-A, 5.00%, 8/1/2036	80,000	83,503
Series C, 5.00%, 2/1/2039	20,000	20,583
Series D, 5.00%, 2/1/2029	25,000	25,257
		1,000,971
WEST VIRGINIA — 1.8%
State of West Virginia, General Obligation, WV Series A, 5.00%, 12/1/2035	15,000	15,631
Security Description	Principal Amount	Value
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	$240,000	$245,204
		260,835
WISCONSIN — 3.1%
State of Wisconsin, General Obligation, WI Series B, 5.00%, 5/1/2029	425,000	450,473
TOTAL MUNICIPAL BONDS & NOTES (Cost $14,708,276)		14,620,553

	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (d) (e) (Cost $77,604)	77,604	77,604
TOTAL INVESTMENTS — 99.9% (Cost $14,785,880)		14,698,157
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		11,353
NET ASSETS — 100.0%		$14,709,510

(a)	Bond is insured by the following:

% of Net Assets
Build America Mutual Assurance Corp.	7.5%
Assured Guaranty, Inc.	3.0%
Permanent School Fund Guaranteed	2.1%

(b)
Variable Rate Security - Interest rate shown is rate in effect at August 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	When-issued security.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at August 31, 2026.

*	Amount is less than 0.05% of net assets.
See accompanying notes to financial statements.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$14,620,553	$—	$14,620,553
Short-Term Investment	77,604	—	—	77,604
TOTAL INVESTMENTS	$77,604	$14,620,553	$—	$14,698,157
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	68,054	$68,054	$4,326,209	$4,316,659	$—	$—	77,604	$77,604	$2,046
See accompanying notes to financial statements.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 4.3%
Alabama Highway Finance Corp. Revenue, AL Series A, 5.00%, 8/1/2039	$60,000	$62,495
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2034	285,000	303,885
Series A, 5.00%, 11/1/2039	105,000	109,413
Alabama State University Revenue, AL Assured Guaranty, Inc., 5.00%, 9/1/2029 (a)	50,000	52,713
		528,506
ARIZONA — 2.3%
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2030	55,000	55,383
Series A, 5.00%, 7/1/2049	220,000	222,652
		278,035
CALIFORNIA — 3.8%
Los Angeles Department of Water & Power Revenue, CA Series B, 5.00%, 7/1/2030	450,000	469,524
COLORADO — 3.7%
City of Colorado Springs Utilities System Revenue, CO Series A-1, 5.00%, 11/15/2030	55,000	56,477
Jefferson County School District R-1, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2030	140,000	144,027
University of Colorado Revenue, CO Series B, 5.00%, 6/1/2030	240,000	258,334
		458,838
CONNECTICUT — 5.1%
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 1/1/2030	60,000	61,783
Series A, 5.00%, 7/1/2030	225,000	242,785
Series A, 5.00%, 9/1/2030	50,000	50,000
Series A, 5.00%, 5/1/2037	255,000	267,304
		621,872
DELAWARE — 1.2%
Delaware Transportation Authority Revenue, DE 5.00%, 9/1/2034	135,000	143,253
State of Delaware, General Obligation, DE 4.00%, 3/1/2030	10,000	10,060
		153,313
Security Description	Principal Amount	Value
FLORIDA — 2.0%
City of North Miami Beach Water Revenue, FL Series A, 5.00%, 8/1/2049	$100,000	$101,031
County of Orange Water Utility System Revenue, FL 5.00%, 10/1/2037	55,000	57,906
State of Florida Department of Transportation Revenue, FL 5.00%, 7/1/2030	90,000	93,447
		252,384
GEORGIA — 0.1%
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2031	15,000	16,112
HAWAII — 2.4%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 10/1/2029	190,000	190,359
Series A, 5.00%, 9/1/2030	100,000	104,252
		294,611
IDAHO — 1.8%
Idaho State Building Authority Revenue, ID Series 2025A, 5.00%, 6/1/2030	200,000	215,766
ILLINOIS — 5.1%
City of Chicago Waterworks Revenue, IL Build America Mutual Assurance Corp., 5.00%, 11/1/2030 (a)	275,000	276,071
Illinois State Toll Highway Authority Revenue, IL Series B, 5.00%, 1/1/2030	100,000	100,178
Kane County Community Unit School District No. 304 Geneva, General Obligation, IL 5.00%, 1/1/2030	55,000	55,404
State of Illinois, General Obligation, IL Series B, 5.00%, 5/1/2030	190,000	201,955
		633,608
INDIANA — 0.1%
Indiana University Revenue, IN Series A, 5.00%, 6/1/2032	15,000	16,048
IOWA — 2.6%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2034	105,000	111,761
Series A, 5.00%, 8/1/2040	200,000	208,242
		320,003
KENTUCKY — 0.7%
Kentucky State Property & Building Commission Revenue, KY:
5.00%, 4/1/2030	45,000	45,544
See accompanying notes to financial statements.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
5.00%, 5/1/2030	$40,000	$41,374
		86,918
MASSACHUSETTS — 0.3%
Massachusetts Development Finance Agency Revenue, MA Series S, 5.00%, 7/1/2030	40,000	40,674
MICHIGAN — 2.0%
Harrison Community Schools, General Obligation, MI Series III, Qualified School Bond Loan Fund, 4.00%, 5/1/2038	225,000	225,102
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2030	20,000	21,448
		246,550
MINNESOTA — 3.9%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN:
Series A, 5.00%, 1/1/2030	75,000	75,559
Series C, 5.00%, 1/1/2030	135,000	135,988
Minnesota Public Facilities Authority State Revolving Fund Revenue, MN Series A, 5.00%, 3/1/2030	150,000	161,185
Roseville Independent School District No. 623, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2030	50,000	50,461
State of Minnesota, General Obligation, MN Series A, 5.00%, 8/1/2040	10,000	10,391
University of Minnesota Revenue, MN Series B, 5.00%, 12/1/2030	45,000	46,176
		479,760
MISSISSIPPI — 1.6%
Mississippi Development Bank Revenue, MS 4.00%, 10/1/2036	200,000	198,763
MISSOURI — 2.4%
City of Kansas City Sanitary Sewer System Revenue, MO Series B, 5.00%, 1/1/2030	20,000	21,400
City of Kansas City, General Obligation, MO Series A, 5.00%, 2/1/2030	150,000	160,555
St. Louis County School District C-2 Parkway, General Obligation, MO Series C, 5.00%, 3/1/2037	105,000	109,923
		291,878
Security Description	Principal Amount	Value
NEBRASKA — 1.4%
Elkhorn School District, General Obligation, NE 5.00%, 12/15/2030	$160,000	$169,979
NEVADA — 1.8%
Clark County School District, General Obligation, NV Series A, Assured Guaranty, Inc., 5.00%, 6/15/2035 (a)	210,000	220,642
NEW JERSEY — 2.3%
New Jersey Transportation Trust Fund Authority Revenue, NJ Series A-1, 5.00%, 6/15/2030	280,000	281,339
NEW MEXICO — 1.6%
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2030	185,000	192,290
NEW YORK — 9.8%
City of New York, General Obligation, NY Series A-1, 5.00%, 8/1/2030	310,000	332,662
Empire State Development Corp. Revenue, NY Series C, 5.00%, 3/15/2038	265,000	278,659
Long Island Power Authority Revenue, NY Series B, 5.00%, 9/1/2030	200,000	216,720
New York State Dormitory Authority Revenue, NY Series A, 5.00%, 2/15/2030	15,000	15,028
New York State Thruway Authority Revenue, NY Series N, 5.00%, 1/1/2040	50,000	51,522
New York Transportation Development Corp. Revenue, NY Series C, 5.00%, 12/1/2037	300,000	313,476
		1,208,067
NORTH CAROLINA — 1.7%
City of Charlotte Water & Sewer System Revenue, NC 5.00%, 7/1/2030	190,000	205,371
OHIO — 3.3%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 10/1/2033	80,000	81,972
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series A, 5.00%, 6/1/2033	250,000	266,608
Series A, 5.00%, 12/1/2036	50,000	52,609
		401,189
OKLAHOMA — 1.1%
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2030	140,000	140,749
See accompanying notes to financial statements.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
OREGON — 2.0%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 10/1/2030	$120,000	$129,746
Hillsboro School District No. 1J, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2030	55,000	55,993
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	60,000	61,725
		247,464
PENNSYLVANIA — 5.6%
City of Philadelphia Water & Wastewater Revenue, PA Series A, 5.00%, 11/1/2039	240,000	249,911
Delaware River Joint Toll Bridge Commission Revenue, PA Series A, 5.00%, 7/1/2030	50,000	53,815
Pennsylvania Turnpike Commission Revenue, PA:
Series 2ND, 5.00%, 12/1/2030	250,000	256,320
Series A, 5.00%, 12/1/2044	130,000	132,808
		692,854
SOUTH CAROLINA — 0.8%
Clemson University Revenue, SC Series A, 5.00%, 5/1/2030	90,000	96,696
TENNESSEE — 1.1%
Memphis-Shelby County Industrial Development Board Revenue, TN Series B, 5.00%, 11/1/2030	50,000	50,168
Metropolitan Knoxville Airport Authority Revenue, TN Series A, 5.00%, 6/1/2030	75,000	80,340
		130,508
TEXAS — 10.8%
Brazosport Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030 (a)	150,000	157,726
Central Texas Turnpike System Revenue, TX Series A, 5.00%, 8/15/2039	60,000	61,821
City of Dallas, General Obligation, TX 5.00%, 2/15/2030	290,000	292,623
City of El Paso, General Obligation, TX 5.00%, 8/15/2030	225,000	242,019
Dallas Fort Worth International Airport Revenue, TX 5.00%, 11/1/2031	110,000	118,217
Security Description	Principal Amount	Value
Forney Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030 (a)	$85,000	$89,398
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2030	60,000	61,316
Harris County Municipal Utility District No. 559, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	20,000	19,955
Hays Consolidated Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030 (a)	50,000	50,513
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2038	30,000	31,060
North Texas Tollway Authority Revenue, TX Series B, 5.00%, 1/1/2030	25,000	26,660
Texas Water Development Board Revenue, TX Series A, 5.00%, 4/15/2030	165,000	175,982
		1,327,290
UTAH — 0.5%
Central Utah Water Conservancy District Revenue, UT Series D, 5.00%, 10/1/2036	20,000	21,054
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2030	35,000	36,017
		57,071
VIRGINIA — 1.1%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2030	130,000	133,291
WASHINGTON — 6.7%
City of Seattle Municipal Light & Power Revenue, WA Series C, 5.00%, 9/1/2030	115,000	117,456
County of King, General Obligation, WA Series A, 5.00%, 12/1/2042	200,000	207,043
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2030	165,000	165,925
Washington Health Care Facilities Authority Revenue, WA:
5.00%, 9/1/2035	145,000	151,926
Series A-2, 5.00%, 8/1/2037	175,000	179,164
		821,514
See accompanying notes to financial statements.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
WISCONSIN — 2.0%
Platteville School District, General Obligation, WI 4.00%, 3/1/2041	$225,000	$218,481
State of Wisconsin, General Obligation, WI Series 2021-2, 5.00%, 5/1/2035	25,000	26,409
		244,890
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,264,753)		12,174,367

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (b) (c) (Cost $26,319)	26,319	26,319
TOTAL INVESTMENTS — 99.2% (Cost $12,291,072)		12,200,686
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		94,630
NET ASSETS — 100.0%		$12,295,316

(a)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	2.4%
Build America Mutual Assurance Corp.	2.4%
Assured Guaranty, Inc.	2.2%

(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the year ended August 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at August 31, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$12,174,367	$—	$12,174,367
Short-Term Investment	26,319	—	—	26,319
TOTAL INVESTMENTS	$26,319	$12,174,367	$—	$12,200,686
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	35,907	$35,907	$1,949,120	$1,958,708	$—	$—	26,319	$26,319	$2,028
See accompanying notes to financial statements.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.7%
ALABAMA — 2.4%
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2034	$255,000	$271,897
CALIFORNIA — 7.4%
California State Public Works Board Revenue, CA Series B, 5.00%, 5/1/2033	360,000	390,568
Los Angeles Department of Water & Power Revenue, CA Series C, 5.00%, 7/1/2039	350,000	362,411
Lucia Mar Unified School District, General Obligation, CA Series D, 5.25%, 8/1/2047	50,000	52,224
State of California, General Obligation, CA 5.00%, 11/1/2035	15,000	15,971
		821,174
COLORADO — 0.3%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO Series C, State Aid Withholding, 5.00%, 12/15/2031	30,000	30,177
CONNECTICUT — 5.6%
Aquarion Water Authority Revenue, CT Series A, 5.00%, 8/1/2031	100,000	108,298
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2031	225,000	246,095
Series A, 5.00%, 5/1/2041	265,000	275,321
		629,714
DELAWARE — 1.9%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2032	200,000	213,982
FLORIDA — 4.8%
Central Florida Expressway Authority Revenue, FL Series D, 5.00%, 7/1/2032	55,000	59,395
County of Miami-Dade Water & Sewer System Revenue, FL 5.00%, 10/1/2031	75,000	78,162
County of Miami-Dade, General Obligation, FL Series A, 5.00%, 7/1/2031	170,000	171,143
JEA Water & Sewer System Revenue, FL Series A, 5.00%, 10/1/2031	180,000	184,108
School Board of Miami-Dade County, General Obligation, FL 5.00%, 3/15/2031	45,000	45,484
		538,292
Security Description	Principal Amount	Value
GEORGIA — 2.1%
Henry County School District, General Obligation, GA State Aid Withholding, 4.00%, 8/1/2031	$225,000	$235,686
HAWAII — 0.2%
City & County of Honolulu, General Obligation, HI Series D, 5.00%, 9/1/2031	25,000	25,559
IDAHO — 1.7%
Idaho Housing & Finance Association Revenue, ID Series A, 5.00%, 7/15/2031	175,000	184,851
ILLINOIS — 4.9%
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2031	85,000	88,882
State of Illinois, General Obligation, IL:
Series A, 5.00%, 3/1/2033	125,000	132,457
Series A, 5.00%, 3/1/2034	100,000	105,495
Series B, 5.00%, 5/1/2031	200,000	214,347
		541,181
INDIANA — 4.6%
Indiana Finance Authority Revenue, IN:
Series 1, 5.00%, 10/1/2033	115,000	124,469
Series 1, 5.00%, 10/1/2037	25,000	26,452
Indiana Municipal Power Agency Revenue, IN Series A, 5.00%, 1/1/2031	40,000	40,964
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series A, 5.00%, 6/1/2034	300,000	320,668
		512,553
IOWA — 3.1%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2031	110,000	114,367
Series A, 5.00%, 8/1/2039	220,000	231,466
		345,833
KANSAS — 4.0%
Johnson County Unified School District No. 233 Olathe, General Obligation, KS Series A, 5.00%, 9/1/2037	270,000	283,710
State of Kansas Department of Transportation Revenue, KS Series A, 5.00%, 9/1/2030	160,000	163,405
		447,115
LOUISIANA — 2.2%
State of Louisiana Revenue, LA Series A, 5.00%, 9/1/2031	240,000	248,827
See accompanying notes to financial statements.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
MARYLAND — 3.5%
County of Montgomery, General Obligation, MD Series A, 5.00%, 8/1/2034	$275,000	$297,587
State of Maryland, General Obligation, MD:
Series A, 5.00%, 3/1/2032	65,000	70,559
Series A, 5.00%, 3/1/2036	25,000	26,690
		394,836
MASSACHUSETTS — 0.9%
Commonwealth of Massachusetts, General Obligation, MA Series B, 5.00%, 1/1/2031	25,000	25,718
Massachusetts Clean Water Trust Revenue, MA Series 23A, 5.00%, 2/1/2034	20,000	21,602
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 8/15/2037	55,000	58,044
		105,364
MICHIGAN — 0.7%
State of Michigan Trunk Line Revenue, MI Series B, 5.00%, 11/15/2035	70,000	75,361
MINNESOTA — 2.8%
County of Hennepin Sales Tax Revenue, MN 5.00%, 12/15/2030	200,000	201,381
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 5.00%, 1/1/2031	95,000	95,661
State of Minnesota, General Obligation, MN Series B, 4.00%, 8/1/2031	15,000	15,247
		312,289
MISSOURI — 0.6%
Kansas City Industrial Development Authority Revenue, MO Series C, 5.00%, 3/1/2031	60,000	62,762
NEBRASKA — 0.5%
Omaha School District, General Obligation, NE 5.00%, 12/15/2031	60,000	60,344
NEVADA — 1.0%
State of Nevada Highway Improvement Revenue, NV 5.00%, 12/1/2031	105,000	106,629
NEW JERSEY — 3.4%
New Jersey Economic Development Authority Revenue, NJ Series A, 5.00%, 11/1/2031	105,000	110,960
Security Description	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Revenue, NJ Series BB, 5.00%, 6/15/2035	$45,000	$48,104
New Jersey Turnpike Authority Revenue, NJ:
Series A, 5.00%, 1/1/2031	60,000	60,409
Series B, 5.00%, 1/1/2031	150,000	162,351
		381,824
NEW MEXICO — 2.8%
County of Santa Fe Revenue, NM Series A, 2.25%, 6/1/2031	330,000	310,025
NEW YORK — 3.5%
Empire State Development Corp. Revenue, NY Series C-2, 5.00%, 3/15/2031	30,000	30,668
New York State Dormitory Authority Revenue, NY Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2034 (a)	105,000	113,084
New York State Dormitory Authority Revenue, NY:
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2035 (a)	130,000	137,455
Series D, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2036 (a)	100,000	106,524
		387,731
NORTH CAROLINA — 0.1%
State of North Carolina Revenue, NC 5.00%, 3/1/2033	10,000	10,756
OHIO — 4.8%
City of Columbus, General Obligation, OH Series A, 5.00%, 4/1/2034	165,000	176,424
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH Series A, 5.00%, 12/1/2040	115,000	120,545
State of Ohio, General Obligation, OH Series A, 5.00%, 6/15/2034	220,000	237,187
		534,156
OKLAHOMA — 0.5%
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2031	50,000	50,264
OREGON — 0.7%
Lane County School District No. 4J Eugene, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2031	55,000	55,936
See accompanying notes to financial statements.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

Security Description	Principal Amount	Value
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, General Obligation, OR Series B, School Bond Guaranty, 5.00%, 6/15/2031	$25,000	$25,426
		81,362
PENNSYLVANIA — 3.6%
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 5.00%, 12/1/2035	135,000	144,406
Series B, 5.00%, 12/1/2033	110,000	118,914
Series B, 5.00%, 12/1/2034	35,000	37,644
Series B, 5.00%, 12/1/2035	90,000	96,270
		397,234
TENNESSEE — 1.9%
Metropolitan Nashville Airport Authority Revenue, TN Series A, 5.00%, 7/1/2031	100,000	108,773
State of Tennessee, General Obligation, TN Series A, 5.00%, 2/1/2031	100,000	103,013
		211,786
TEXAS — 9.3%
City of Dallas, General Obligation, TX 5.00%, 2/15/2031	25,000	25,214
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2031	40,000	40,382
Clear Creek Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2032 (a)	60,000	64,772
County of Harris Toll Road Revenue, TX Series A, 5.00%, 8/15/2031	400,000	411,850
County of Tarrant, General Obligation, TX 5.00%, 7/15/2034	15,000	16,054
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2035	50,000	53,026
5.00%, 5/15/2037	75,000	78,745
Series A, 5.00%, 5/15/2046	25,000	25,397
Texas State University System Revenue, TX Series A, 5.00%, 3/15/2031	110,000	111,297
Texas Water Development Board Revenue, TX 5.00%, 8/1/2031	205,000	209,043
		1,035,780
Security Description	Principal Amount	Value
VIRGINIA — 3.0%
County of Chesterfield, General Obligation, VA Series A, 5.00%, 1/1/2031	$300,000	$326,742
Virginia College Building Authority Revenue, VA Series A, 5.00%, 2/1/2031	10,000	10,845
		337,587
WASHINGTON — 4.4%
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2035	220,000	232,189
State of Washington, General Obligation, WA:
Series C, 5.00%, 2/1/2031	50,000	51,537
Series C, 5.00%, 2/1/2035	195,000	208,513
		492,239
WEST VIRGINIA — 0.9%
West Virginia Parkways Authority Revenue, WV 5.00%, 6/1/2036	95,000	100,636
WISCONSIN — 4.6%
University of Wisconsin Hospitals & Clinics Revenue, WI Series A, 5.00%, 4/1/2031	375,000	405,022
Village of Belgium, General Obligation, WI Series A, Assured Guaranty, Inc., 5.00%, 6/1/2031 (a)	100,000	107,289
		512,311
TOTAL MUNICIPAL BONDS & NOTES (Cost $11,176,353)		11,008,117

	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.61% (b) (c) (Cost $28,266)	28,266	28,266
TOTAL INVESTMENTS — 99.0% (Cost $11,204,619)		11,036,383
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		116,506
NET ASSETS — 100.0%		$11,152,889

(a)	Bond is insured by the following:

% of Net Assets
Assured Guaranty, Inc.	2.9%
Build America Mutual Assurance Corp.	1.2%
Permanent School Fund Guaranteed	0.6%

See accompanying notes to financial statements.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
August 31, 2026

(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended August 31, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at August 31, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$11,008,117	$—	$11,008,117
Short-Term Investment	28,266	—	—	28,266
TOTAL INVESTMENTS	$28,266	$11,008,117	$—	$11,036,383
Affiliate Table
	Number of Shares Held at 9/17/25*	Value at 9/17/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/26	Value at 8/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$3,394,442	$3,366,176	$—	$—	28,266	$28,266	$1,703

*	Commencement of operations.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026

	State Street My2026 Corporate Bond ETF	State Street My2027 Corporate Bond ETF	State Street My2028 Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value *	$49,349,115	$42,941,391	$816,333,718
Investments in affiliated issuers, at value	566,274	1,340,665	17,400,130
Total Investments	49,915,389	44,282,056	833,733,848
Receivable for investments sold	—	—	3,001,278
Receivable for fund shares sold	—	1,248,470	2,482,811
Dividends receivable — affiliated issuers	2,424	764	4,092
Interest receivable — unaffiliated issuers	533,708	500,669	9,778,602
Securities lending income receivable — unaffiliated issuers	—	—	33
Securities lending income receivable — affiliated issuers	—	134	1,658
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	50,451,521	46,032,093	849,002,322
LIABILITIES
Payable upon return of securities loaned	310,575	1,082,377	17,166,413
Payable for investments purchased	—	1,248,301	2,477,047
Advisory fee payable	6,121	4,961	99,701
TOTAL LIABILITIES	316,696	2,335,639	19,743,161
NET ASSETS	$50,134,825	$43,696,454	$829,259,161
NET ASSETS CONSIST OF:
Paid-in capital	$50,035,712	$43,635,429	$832,362,168
Total distributable earnings (loss)	99,113	61,025	(3,103,007)
NET ASSETS	$50,134,825	$43,696,454	$829,259,161
NET ASSET VALUE PER SHARE
Net asset value per share	$25.07	$24.97	$24.83
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,000,000	1,750,000	33,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$49,363,216	$42,983,255	$820,389,231
Investments in affiliated issuers	566,274	1,340,665	17,400,130
Total cost of investments	$49,929,490	$44,323,920	$837,789,361
* Includes investments in securities on loan, at value	$304,583	$1,109,496	$16,815,701
See accompanying notes to financial statements.

State Street My2029 Corporate Bond ETF	State Street My2030 Corporate Bond ETF	State Street My2031 Corporate Bond ETF	State Street My2032 Corporate Bond ETF	State Street My2033 Corporate Bond ETF	State Street My2034 Corporate Bond ETF

$38,488,621	$48,121,996	$26,539,244	$11,923,588	$8,303,190	$9,362,370
1,287,123	3,674,932	1,568,606	1,173,444	511,540	891,047
39,775,744	51,796,928	28,107,850	13,097,032	8,814,730	10,253,417
—	47,786	17,549	—	—	—
—	—	—	—	—	—
793	455	242	166	209	522
473,015	529,934	281,756	161,938	125,100	142,606
9	—	—	—	17	—
238	959	757	348	70	182
792	—	—	—	—	—
40,250,591	52,376,062	28,408,154	13,259,484	8,940,126	10,396,727

828,088	3,518,790	1,479,887	1,114,662	463,478	784,123
—	—	—	—	—	—
4,690	6,013	3,304	1,552	1,081	1,132
832,778	3,524,803	1,483,191	1,116,214	464,559	785,255
$39,417,813	$48,851,259	$26,924,963	$12,143,270	$8,475,567	$9,611,472

$39,508,496	$49,310,242	$27,345,585	$12,381,441	$8,686,873	$9,833,195
(90,683)	(458,983)	(420,622)	(238,171)	(211,306)	(221,723)
$39,417,813	$48,851,259	$26,924,963	$12,143,270	$8,475,567	$9,611,472

$24.64	$24.43	$24.48	$24.29	$24.22	$24.03
1,600,000	2,000,000	1,100,000	500,000	350,000	400,000

$38,698,919	$48,717,225	$26,997,414	$12,177,114	$8,527,503	$9,549,237
1,287,123	3,674,932	1,568,606	1,173,444	511,540	891,047
$39,986,042	$52,392,157	$28,566,020	$13,350,558	$9,039,043	$10,440,284
$811,368	$3,464,085	$1,481,951	$1,121,305	$580,078	$934,000

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
August 31, 2026

	State Street My2035 Corporate Bond ETF	State Street My2027 High Yield Corporate Bond ETF	State Street My2028 High Yield Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value *	$6,996,586	$4,885,409	$4,883,948
Investments in affiliated issuers, at value	117,121	2,321	15,404
Total Investments	7,113,707	4,887,730	4,899,352
Cash	—	55,738	9,034
Receivable for investments sold	—	25,136	25,852
Dividends receivable — affiliated issuers	202	59	78
Interest receivable — unaffiliated issuers	104,664	72,437	78,368
Securities lending income receivable — unaffiliated issuers	—	120	11
Securities lending income receivable — affiliated issuers	109	28	—
TOTAL ASSETS	7,218,682	5,041,248	5,012,695
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	38,000	—	—
Payable for investments purchased	—	55,738	9,034
Advisory fee payable	916	1,648	1,652
Trustees’ fees and expenses payable	—	—	—
TOTAL LIABILITIES	38,916	57,386	10,686
NET ASSETS	$7,179,766	$4,983,862	$5,002,009
NET ASSETS CONSIST OF:
Paid-in capital	$7,458,910	$5,010,000	$5,010,000
Total distributable earnings (loss)	(279,144)	(26,138)	(7,991)
NET ASSETS	$7,179,766	$4,983,862	$5,002,009
NET ASSET VALUE PER SHARE
Net asset value per share	$23.93	$24.92	$25.01
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	200,000	200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$7,282,465	$4,923,945	$4,896,039
Investments in affiliated issuers	117,121	2,321	15,404
Total cost of investments	$7,399,586	$4,926,266	$4,911,443
* Includes investments in securities on loan, at value	$37,171	$58,992	$23,856
See accompanying notes to financial statements.

State Street My2029 High Yield Corporate Bond ETF	State Street My2030 High Yield Corporate Bond ETF	State Street My2031 High Yield Corporate Bond ETF	State Street My2026 Municipal Bond ETF	State Street My2027 Municipal Bond ETF	State Street My2028 Municipal Bond ETF

$4,868,261	$6,037,155	$6,034,753	$9,913,530	$8,970,201	$7,260,597
168,444	193,906	96,184	221,241	8,132	21,572
5,036,705	6,231,061	6,130,937	10,134,771	8,978,333	7,282,169
—	—	8	15,246	—	—
24,228	—	93,866	—	—	—
172	244	234	537	217	90
90,673	104,938	106,230	133,747	113,672	109,279
10	14	11	—	—	—
89	131	21	—	—	—
5,151,877	6,336,388	6,331,307	10,284,301	9,092,222	7,391,538

40,742	—	—	—	—	—
34,385	72,488	24,150	—	—	—
54,047	—	107,693	1,548,223	452,934	15,762
1,658	1,907	1,813	1,484	1,465	1,252
10	11	11	—	—	—
130,842	74,406	133,667	1,549,707	454,399	17,014
$5,021,035	$6,261,982	$6,197,640	$8,734,594	$8,637,823	$7,374,524

$5,010,000	$6,260,389	$6,247,182	$8,749,245	$8,714,282	$7,485,400
11,035	1,593	(49,542)	(14,651)	(76,459)	(110,876)
$5,021,035	$6,261,982	$6,197,640	$8,734,594	$8,637,823	$7,374,524

$25.11	$25.05	$24.79	$24.96	$24.68	$24.58
200,000	250,000	250,000	350,000	350,000	300,000

$4,870,104	$6,059,826	$6,088,831	$9,914,755	$8,978,050	$7,283,810
168,444	193,906	96,184	221,241	8,132	21,572
$5,038,548	$6,253,732	$6,185,015	$10,135,996	$8,986,182	$7,305,382
$57,892	$70,657	$42,527	$—	$—	$—

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
August 31, 2026

	State Street My2029 Municipal Bond ETF	State Street My2030 Municipal Bond ETF	State Street My2031 Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$14,620,553	$12,174,367	$11,008,117
Investments in affiliated issuers, at value	77,604	26,319	28,266
Total Investments	14,698,157	12,200,686	11,036,383
Dividends receivable — affiliated issuers	433	387	93
Interest receivable — unaffiliated issuers	172,800	144,717	129,190
TOTAL ASSETS	14,871,390	12,345,790	11,165,666
LIABILITIES
Payable for investments purchased	159,400	48,383	10,880
Advisory fee payable	2,480	2,091	1,897
TOTAL LIABILITIES	161,880	50,474	12,777
NET ASSETS	$14,709,510	$12,295,316	$11,152,889
NET ASSETS CONSIST OF:
Paid-in capital	$14,832,946	$12,446,810	$11,306,757
Total distributable earnings (loss)	(123,436)	(151,494)	(153,868)
NET ASSETS	$14,709,510	$12,295,316	$11,152,889
NET ASSET VALUE PER SHARE
Net asset value per share	$24.52	$24.59	$24.78
Shares outstanding (unlimited amount authorized, $0.01 par value)	600,000	500,000	450,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$14,708,276	$12,264,753	$11,176,353
Investments in affiliated issuers	77,604	26,319	28,266
Total cost of investments	$14,785,880	$12,291,072	$11,204,619
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2026

	State Street My2026 Corporate Bond ETF	State Street My2027 Corporate Bond ETF	State Street My2028 Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$2,024,955	$1,269,873	$12,582,353
Dividend income — affiliated issuers	17,842	8,853	30,895
Unaffiliated securities lending income	31	46	127
Affiliated securities lending income	961	1,104	13,424
TOTAL INVESTMENT INCOME (LOSS)	2,043,789	1,279,876	12,626,799
EXPENSES
Advisory fee	69,056	43,847	436,185
Trustees’ fees and expenses	2,950	2,812	3,753
TOTAL EXPENSES	72,006	46,659	439,938
NET INVESTMENT INCOME (LOSS)	$1,971,783	$1,233,217	$12,186,861
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	32,392	31,824	(436,407)
In-kind redemptions — unaffiliated issuers	2,717	—	(19,528)
Net realized gain (loss)	35,109	31,824	(455,935)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(87,052)	(138,648)	(4,383,204)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(51,943)	(106,824)	(4,839,139)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,919,840	$1,126,393	$7,347,722
See accompanying notes to financial statements.

State Street My2029 Corporate Bond ETF	State Street My2030 Corporate Bond ETF	State Street My2031 Corporate Bond ETF	State Street My2032 Corporate Bond ETF	State Street My2033 Corporate Bond ETF	State Street My2034 Corporate Bond ETF

$1,433,786	$1,505,887	$595,967	$386,931	$314,570	$397,163
10,783	8,229	4,288	3,987	4,201	3,883
112	186	—	42	165	103
2,163	5,313	2,164	1,594	562	1,489
1,446,844	1,519,615	602,419	392,554	319,498	402,638

46,948	48,913	19,512	12,374	9,887	11,915
2,841	2,849	2,694	2,674	2,665	2,676
49,789	51,762	22,206	15,048	12,552	14,591
$1,397,055	$1,467,853	$580,213	$377,506	$306,946	$388,047

61,906	44,693	(2,240)	(3,142)	(1,690)	213
6,631	—	—	—	26,907	—
68,537	44,693	(2,240)	(3,142)	25,217	213

(633,522)	(1,032,819)	(522,414)	(254,287)	(228,550)	(219,946)
(564,985)	(988,126)	(524,654)	(257,429)	(203,333)	(219,733)
$832,070	$479,727	$55,559	$120,077	$103,613	$168,314

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended August 31, 2026

	State Street My2035 Corporate Bond ETF(a)	State Street My2027 High Yield Corporate Bond ETF(b)	State Street My2028 High Yield Corporate Bond ETF(b)
INVESTMENT INCOME
Interest income — unaffiliated issuers	$263,858	$153,168	$162,804
Dividend income — affiliated issuers	2,396	681	868
Unaffiliated securities lending income	—	120	11
Affiliated securities lending income	114	30	—
TOTAL INVESTMENT INCOME (LOSS)	266,368	153,999	163,683
EXPENSES
Advisory fee	8,138	9,968	9,974
Trustees’ fees and expenses	2,675	148	30
TOTAL EXPENSES	10,813	10,116	10,004
NET INVESTMENT INCOME (LOSS)	$255,555	$143,883	$153,679
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,148)	(5,420)	(12,709)
In-kind redemptions — unaffiliated issuers	—	—	—
Net realized gain (loss)	(10,148)	(5,420)	(12,709)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(285,879)	(38,536)	(12,091)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(296,027)	(43,956)	(24,800)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(40,472)	$99,927	$128,879

(a)	For the period September 17, 2025 (commencement of operations) through August 31, 2026.
(b)	For the period February 26, 2026 (commencement of operations) through August 31, 2026.
See accompanying notes to financial statements.

State Street My2029 High Yield Corporate Bond ETF(b)	State Street My2030 High Yield Corporate Bond ETF(b)	State Street My2031 High Yield Corporate Bond ETF(b)	State Street My2026 Municipal Bond ETF	State Street My2027 Municipal Bond ETF	State Street My2028 Municipal Bond ETF

$183,548	$189,739	$183,262	$288,115	$236,763	$211,350
1,474	2,142	2,678	4,952	1,752	1,757
13	15	12	—	—	—
91	140	24	—	—	—
185,126	192,036	185,976	293,067	238,515	213,107

9,990	10,217	10,103	21,885	15,997	14,230
26	26	26	2,698	2,671	2,667
10,016	10,243	10,129	24,583	18,668	16,897
$175,110	$181,793	$175,847	$268,484	$219,847	$196,210

(10,693)	(5,816)	(23,646)	(2,011)	645	479
—	—	—	(3,201)	(2,097)	(5,131)
(10,693)	(5,816)	(23,646)	(5,212)	(1,452)	(4,652)

(1,843)	(22,671)	(54,078)	13,983	(2,661)	7,774
(12,536)	(28,487)	(77,724)	8,771	(4,113)	3,122
$162,574	$153,306	$98,123	$277,255	$215,734	$199,332

(b)	For the period February 26, 2026 (commencement of operations) through August 31, 2026.

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS (continued)
For the Year Ended August 31, 2026

	State Street My2029 Municipal Bond ETF	State Street My2030 Municipal Bond ETF	State Street My2031 Municipal Bond ETF(a)
INVESTMENT INCOME
Interest income — unaffiliated issuers	$392,324	$348,192	$219,332
Dividend income — affiliated issuers	2,046	2,028	1,703
TOTAL INVESTMENT INCOME (LOSS)	394,370	350,220	221,035
EXPENSES
Advisory fee	26,274	22,519	15,765
Trustees’ fees and expenses	2,710	2,696	2,688
TOTAL EXPENSES	28,984	25,215	18,453
NET INVESTMENT INCOME (LOSS)	$365,386	$325,005	$202,582
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,743)	(5,511)	(2,651)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,818)	(14,421)	(168,236)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(11,561)	(19,932)	(170,887)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$353,825	$305,073	$31,695

(a)	For the period September 17, 2025 (commencement of operations) through August 31, 2026.
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street My2026 Corporate Bond ETF		State Street My2027 Corporate Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,971,783	$726,224	$1,233,217	$490,046
Net realized gain (loss)	35,109	7,210	31,824	4,914
Net change in unrealized appreciation/depreciation	(87,052)	72,951	(138,648)	96,784
Net increase (decrease) in net assets resulting from operations	1,919,840	806,385	1,126,393	591,744
Net equalization credits and charges	22,447	59,393	38,424	33,832
Distributions to shareholders	(1,960,738)	(662,520)	(1,205,883)	(451,229)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	23,791,719	33,734,679	22,478,823	21,146,558
Cost of shares redeemed	(7,504,736)	—	—	—
Net income equalization	(22,447)	(59,393)	(38,424)	(33,832)
Other capital	176	10,020	19	10,029
Net increase (decrease) in net assets from beneficial interest transactions	16,264,712	33,685,306	22,440,418	21,122,755
Net increase (decrease) in net assets during the period	16,246,261	33,888,564	22,399,352	21,297,102
Net assets at beginning of period	33,888,564	—	21,297,102	—
NET ASSETS AT END OF PERIOD	$50,134,825	$33,888,564	$43,696,454	$21,297,102
SHARES OF BENEFICIAL INTEREST:
Shares sold	950,000	1,350,000	900,000	850,000
Shares redeemed	(300,000)	—	—	—
Net increase (decrease) from share transactions	650,000	1,350,000	900,000	850,000

*	Commencement of operations.
See accompanying notes to financial statements.

State Street My2028 Corporate Bond ETF		State Street My2029 Corporate Bond ETF		State Street My2030 Corporate Bond ETF
Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25

$12,186,861	$673,296	$1,397,055	$635,981	$1,467,853	$563,595
(455,935)	42,167	68,537	2,573	44,693	18,957
(4,383,204)	327,691	(633,522)	423,224	(1,032,819)	437,590
7,347,722	1,043,154	832,070	1,061,778	479,727	1,020,142
1,508,234	33,923	34,459	40,886	53,112	31,516
(10,857,614)	(610,705)	(1,386,120)	(583,890)	(1,422,349)	(514,017)

813,851,616	28,395,644	17,377,513	24,571,499	28,521,760	21,984,054
(7,441,814)	(2,479,963)	(2,465,104)	—	—	(1,228,188)
(1,508,234)	(33,923)	(34,459)	(40,886)	(53,112)	(31,516)
1,021	10,100	51	10,016	103	10,027
804,902,589	25,891,858	14,878,001	24,540,629	28,468,751	20,734,377
802,900,931	26,358,230	14,358,410	25,059,403	27,579,241	21,272,018
26,358,230	—	25,059,403	—	21,272,018	—
$829,259,161	$26,358,230	$39,417,813	$25,059,403	$48,851,259	$21,272,018

32,650,000	1,150,000	700,000	1,000,000	1,150,000	900,000
(300,000)	(100,000)	(100,000)	—	—	(50,000)
32,350,000	1,050,000	600,000	1,000,000	1,150,000	850,000

*	Commencement of operations.

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street My2031 Corporate Bond ETF		State Street My2032 Corporate Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$580,213	$247,700	$377,506	$251,181
Net realized gain (loss)	(2,240)	(14,632)	(3,142)	(11,667)
Net change in unrealized appreciation/depreciation	(522,414)	64,244	(254,287)	761
Net increase (decrease) in net assets resulting from operations	55,559	297,312	120,077	240,275
Net equalization credits and charges	44,528	1,993	15,365	(340)
Distributions to shareholders	(547,296)	(226,197)	(371,220)	(227,303)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	21,143,303	6,192,258	6,174,687	6,196,720
Cost of shares redeemed	—	—	—	—
Net income equalization	(44,528)	(1,993)	(15,365)	340
Other capital	22	10,002	30	10,004
Net increase (decrease) in net assets from beneficial interest transactions	21,098,797	6,200,267	6,159,352	6,207,064
Net increase (decrease) in net assets during the period	20,651,588	6,273,375	5,923,574	6,219,696
Net assets at beginning of period	6,273,375	—	6,219,696	—
NET ASSETS AT END OF PERIOD	$26,924,963	$6,273,375	$12,143,270	$6,219,696
SHARES OF BENEFICIAL INTEREST:
Shares sold	850,000	250,000	250,000	250,000
Shares redeemed	—	—	—	—
Net increase (decrease) from share transactions	850,000	250,000	250,000	250,000

*	Commencement of operations.
See accompanying notes to financial statements.

State Street My2033 Corporate Bond ETF		State Street My2034 Corporate Bond ETF		State Street My2035 Corporate Bond ETF
Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25	For the Period 9/17/25*- 8/31/26

$306,946	$254,394	$388,047	$300,441	$255,555
25,217	(8,412)	213	(56,413)	(10,148)
(228,550)	4,237	(219,946)	33,079	(285,879)
103,613	250,219	168,314	277,107	(40,472)
5,232	2,027	6,806	3,452	9,812
(305,831)	(232,868)	(390,721)	(276,423)	(238,672)

3,711,848	6,179,814	2,431,640	7,391,548	7,458,882
(1,243,722)	—	—	—	—
(5,232)	(2,027)	(6,806)	(3,452)	(9,812)
2,492	10,002	—	10,007	28
2,465,386	6,187,789	2,424,834	7,398,103	7,449,098
2,268,400	6,207,167	2,209,233	7,402,239	7,179,766
6,207,167	—	7,402,239	—	—
$8,475,567	$6,207,167	$9,611,472	$7,402,239	$7,179,766

150,000	250,000	100,000	300,000	300,000
(50,000)	—	—	—	—
100,000	250,000	100,000	300,000	300,000

*	Commencement of operations.

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street My2027 High Yield Corporate Bond ETF	State Street My2028 High Yield Corporate Bond ETF
	For the Period 2/26/26*- 8/31/26	For the Period 2/26/26*- 8/31/26
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$143,883	$153,679
Net realized gain (loss)	(5,420)	(12,709)
Net change in unrealized appreciation/depreciation	(38,536)	(12,091)
Net increase (decrease) in net assets resulting from operations	99,927	128,879
Net equalization credits and charges	—	—
Distributions to shareholders	(126,065)	(136,870)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	5,000,000	5,000,000
Net income equalization	—	—
Other capital	10,000	10,000
Net increase (decrease) in net assets from beneficial interest transactions	5,010,000	5,010,000
Net increase (decrease) in net assets during the period	4,983,862	5,002,009
Net assets at beginning of period	—	—
NET ASSETS AT END OF PERIOD	$4,983,862	$5,002,009
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	200,000
Net increase (decrease) from share transactions	200,000	200,000

*	Commencement of operations.
See accompanying notes to financial statements.

State Street My2029 High Yield Corporate Bond ETF	State Street My2030 High Yield Corporate Bond ETF	State Street My2031 High Yield Corporate Bond ETF
For the Period 2/26/26*- 8/31/26	For the Period 2/26/26*- 8/31/26	For the Period 2/26/26*- 8/31/26

$175,110	$181,793	$175,847
(10,693)	(5,816)	(23,646)
(1,843)	(22,671)	(54,078)
162,574	153,306	98,123
—	2,993	4,314
(151,539)	(151,713)	(147,665)

5,000,000	6,247,893	6,237,135
—	(2,993)	(4,314)
10,000	12,496	10,047
5,010,000	6,257,396	6,242,868
5,021,035	6,261,982	6,197,640
—	—	—
$5,021,035	$6,261,982	$6,197,640

200,000	250,000	250,000
200,000	250,000	250,000

*	Commencement of operations.

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street My2026 Municipal Bond ETF		State Street My2027 Municipal Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$268,484	$141,756	$219,847	$145,970
Net realized gain (loss)	(5,212)	(27,699)	(1,452)	(89,136)
Net change in unrealized appreciation/depreciation	13,983	(15,208)	(2,661)	(5,188)
Net increase (decrease) in net assets resulting from operations	277,255	98,849	215,734	51,646
Net equalization credits and charges	330	5,689	3,701	2,806
Distributions to shareholders	(266,442)	(127,514)	(222,555)	(133,221)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,987,126	7,488,684	3,705,187	6,232,940
Cost of shares redeemed	(3,738,335)	—	(1,233,674)	—
Net income equalization	(330)	(5,689)	(3,701)	(2,806)
Other capital	7,478	7,493	4,447	7,479
Net increase (decrease) in net assets from beneficial interest transactions	1,255,939	7,490,488	2,472,259	6,237,613
Contribution from affiliate (Note 5)	—	—	—	9,840
Net increase (decrease) in net assets during the period	1,267,082	7,467,512	2,469,139	6,168,684
Net assets at beginning of period	7,467,512	—	6,168,684	—
NET ASSETS AT END OF PERIOD	$8,734,594	$7,467,512	$8,637,823	$6,168,684
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	300,000	150,000	250,000
Shares redeemed	(150,000)	—	(50,000)	—
Net increase (decrease) from share transactions	50,000	300,000	100,000	250,000

*	Commencement of operations.
See accompanying notes to financial statements.

State Street My2028 Municipal Bond ETF		State Street My2029 Municipal Bond ETF		State Street My2030 Municipal Bond ETF
Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25

$196,210	$142,946	$365,386	$214,472	$325,005	$219,224
(4,652)	(106,139)	(7,743)	(54,669)	(5,511)	(81,632)
7,774	(30,987)	(3,818)	(83,905)	(14,421)	(75,965)
199,332	5,820	353,825	75,898	305,073	61,627
5,362	—	3,172	4,623	3,025	7,748
(200,011)	(130,255)	(361,986)	(194,512)	(323,195)	(204,889)

3,710,481	5,000,000	4,919,583	9,895,585	3,734,701	8,697,190
(1,230,403)	—	—	—	—	—
(5,362)	—	(3,172)	(4,623)	(3,025)	(7,748)
4,453	6,000	5,903	11,875	4,482	10,437
2,479,169	5,006,000	4,922,314	9,902,837	3,736,158	8,699,879
—	9,107	—	3,339	—	9,890
2,483,852	4,890,672	4,917,325	9,792,185	3,721,061	8,574,255
4,890,672	—	9,792,185	—	8,574,255	—
$7,374,524	$4,890,672	$14,709,510	$9,792,185	$12,295,316	$8,574,255

150,000	200,000	200,000	400,000	150,000	350,000
(50,000)	—	—	—	—	—
100,000	200,000	200,000	400,000	150,000	350,000

*	Commencement of operations.

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

State Street My2031 Municipal Bond ETF
For the Period 9/17/25*- 8/31/26
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$202,582
Net realized gain (loss)	(2,651)
Net change in unrealized appreciation/depreciation	(168,236)
Net increase (decrease) in net assets resulting from operations	31,695
Net equalization credits and charges	6,150
Distributions to shareholders	(185,563)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	11,293,205
Net income equalization	(6,150)
Other capital	13,552
Net increase (decrease) in net assets from beneficial interest transactions	11,300,607
Net increase (decrease) in net assets during the period	11,152,889
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$11,152,889
SHARES OF BENEFICIAL INTEREST:
Shares sold	450,000
Net increase (decrease) from share transactions	450,000

*	Commencement of operations.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street My2026 Corporate Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.10	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.07	1.05
Net realized and unrealized gain (loss) (b)	(0.02)	(0.09)
Total from investment operations	1.05	0.96
Net equalization credits and charges (a)	0.01	0.09
Other capital (a)	0.00 (c)	0.01
Distributions to shareholders from:
Net investment income	(1.09)	(0.96)
Net asset value, end of period	$25.07	$25.10
Total return (d)	4.30%	4.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50,135	$33,889
Ratios to average net assets:
Total expenses	0.16%	0.15%(e)
Net investment income (loss)	4.28%	4.47%(e)
Portfolio turnover rate (f)	8%	42%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street My2027 Corporate Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.06	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.05	0.99
Net realized and unrealized gain (loss) (b)	(0.10)	(0.11)
Total from investment operations	0.95	0.88
Net equalization credits and charges (a)	0.03	0.07
Other capital (a)	0.00 (c)	0.02
Distributions to shareholders from:
Net investment income	(1.07)	(0.91)
Net asset value, end of period	$24.97	$25.06
Total return (d)	4.00%	3.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,696	$21,297
Ratios to average net assets:
Total expenses	0.16%	0.15%(e)
Net investment income (loss)	4.22%	4.27%(e)
Portfolio turnover rate (f)	17%	13%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street My2028 Corporate Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.10	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.04	1.06
Net realized and unrealized gain (loss) (b)	(0.36)	(0.08)
Total from investment operations	0.68	0.98
Net equalization credits and charges (a)	0.13	0.05
Other capital (a)	0.00 (c)	0.02
Distributions to shareholders from:
Net investment income	(1.08)	(0.95)
Net realized gains	(0.00)(c)	—
Total distributions	(1.08)	(0.95)
Net asset value, end of period	$24.83	$25.10
Total return (d)	3.26%	4.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$829,259	$26,358
Ratios to average net assets:
Total expenses	0.15%	0.15%(e)
Net investment income (loss)	4.19%	4.54%(e)
Portfolio turnover rate (f)	29%	14%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street My2029 Corporate Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.06	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.11	1.06
Net realized and unrealized gain (loss) (b)	(0.44)	(0.13)
Total from investment operations	0.67	0.93
Net equalization credits and charges (a)	0.03	0.07
Other capital (a)	0.00 (c)	0.02
Distributions to shareholders from:
Net investment income	(1.12)	(0.96)
Net realized gains	(0.00)(c)	—
Total distributions	(1.12)	(0.96)
Net asset value, end of period	$24.64	$25.06
Total return (d)	2.84%	4.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,418	$25,059
Ratios to average net assets:
Total expenses	0.16%	0.15%(e)
Net investment income (loss)	4.46%	4.60%(e)
Portfolio turnover rate (f)	26%	9%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street My2030 Corporate Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.03	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.12	1.09
Net realized and unrealized gain (loss) (b)	(0.63)	(0.16)
Total from investment operations	0.49	0.93
Net equalization credits and charges (a)	0.04	0.06
Other capital (a)	0.00 (c)	0.02
Distributions to shareholders from:
Net investment income	(1.13)	(0.98)
Net realized gains	(0.00)(c)	—
Total distributions	(1.13)	(0.98)
Net asset value, end of period	$24.43	$25.03
Total return (d)	2.14%	4.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,851	$21,272
Ratios to average net assets:
Total expenses	0.16%	0.15%(e)
Net investment income (loss)	4.50%	4.73%(e)
Portfolio turnover rate (f)	14%	19%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street My2031 Corporate Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$25.09	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.11	1.06
Net realized and unrealized gain (loss) (b)	(0.69)	(0.05)
Total from investment operations	0.42	1.01
Net equalization credits and charges (a)	0.09	0.01
Other capital (a)	0.00 (c)	0.04
Distributions to shareholders from:
Net investment income	(1.12)	(0.97)
Net asset value, end of period	$24.48	$25.09
Total return (d)	2.02%	4.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,925	$6,273
Ratios to average net assets:
Total expenses	0.17%	0.15%(e)
Net investment income (loss)	4.46%	4.62%(e)
Portfolio turnover rate (f)	22%	9%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street My2032 Corporate Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.88	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	1.07
Net realized and unrealized gain (loss) (b)	(0.63)	(0.26)
Total from investment operations	0.50	0.81
Net equalization credits and charges (a)	0.05	(0.00)(c)
Other capital (a)	0.00 (c)	0.04
Distributions to shareholders from:
Net investment income	(1.14)	(0.97)
Net asset value, end of period	$24.29	$24.88
Total return (d)	2.21%	3.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,143	$6,220
Ratios to average net assets:
Total expenses	0.18%	0.15%(e)
Net investment income (loss)	4.58%	4.67%(e)
Portfolio turnover rate (f)	12%	9%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street My2033 Corporate Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.83	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.15	1.09
Net realized and unrealized gain (loss) (b)	(0.62)	(0.32)
Total from investment operations	0.53	0.77
Net equalization credits and charges (a)	0.02	0.01
Other capital (a)	0.01	0.04
Distributions to shareholders from:
Net investment income	(1.17)	(0.99)
Net asset value, end of period	$24.22	$24.83
Total return (c)	2.22%	3.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,476	$6,207
Ratios to average net assets:
Total expenses	0.19%	0.15%(d)
Net investment income (loss)	4.66%	4.78%(d)
Portfolio turnover rate (e)	9%	7%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street My2034 Corporate Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.67	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.20	1.12
Net realized and unrealized gain (loss) (b)	(0.64)	(0.47)
Total from investment operations	0.56	0.65
Net equalization credits and charges (a)	0.02	0.01
Other capital (a)	—	0.04
Distributions to shareholders from:
Net investment income	(1.22)	(1.03)
Net asset value, end of period	$24.03	$24.67
Total return (c)	2.31%	2.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,611	$7,402
Ratios to average net assets:
Total expenses	0.18%	0.15%(d)
Net investment income (loss)	4.89%	4.95%(d)
Portfolio turnover rate (e)	3%	27%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street My2035 Corporate Bond ETF
For the Period 9/17/25*- 8/31/26
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.11
Net realized and unrealized gain (loss) (b)	(1.20)
Total from investment operations	(0.09)
Net equalization credits and charges (a)	0.04
Other capital (a)	0.00 (c)
Distributions to shareholders from:
Net investment income	(1.02)
Net asset value, end of period	$23.93
Total return (d)	(0.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,180
Ratios to average net assets:
Total expenses	0.20%(e)
Net investment income (loss)	4.71%(e)
Portfolio turnover rate (f)	19%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street My2027 High Yield Corporate Bond ETF
For the Period 2/26/26*- 8/31/26
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.72
Net realized and unrealized gain (loss) (b)	(0.22)
Total from investment operations	0.50
Other capital (a)	0.05
Distributions to shareholders from:
Net investment income	(0.63)
Net asset value, end of period	$24.92
Total return (c)	2.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,984
Ratios to average net assets:
Total expenses	0.40%(d)
Net investment income (loss)	5.63%(d)
Portfolio turnover rate	77%(e)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street My2028 High Yield Corporate Bond ETF
For the Period 2/26/26*- 8/31/26
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.77
Net realized and unrealized gain (loss) (b)	(0.13)
Total from investment operations	0.64
Other capital (a)	0.05
Distributions to shareholders from:
Net investment income	(0.68)
Net asset value, end of period	$25.01
Total return (c)	2.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,002
Ratios to average net assets:
Total expenses	0.39%(d)
Net investment income (loss)	6.01%(d)
Portfolio turnover rate	74%(e)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street My2029 High Yield Corporate Bond ETF
For the Period 2/26/26*- 8/31/26
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.88
Net realized and unrealized gain (loss) (b)	(0.06)
Total from investment operations	0.82
Other capital (a)	0.05
Distributions to shareholders from:
Net investment income	(0.76)
Net asset value, end of period	$25.11
Total return (c)	3.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,021
Ratios to average net assets:
Total expenses	0.39%(d)
Net investment income (loss)	6.84%(d)
Portfolio turnover rate	120%(e)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street My2030 High Yield Corporate Bond ETF
For the Period 2/26/26*- 8/31/26
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.89
Net realized and unrealized gain (loss) (b)	(0.15)
Total from investment operations	0.74
Net equalization credits and charges (a)	0.01
Other capital (a)	0.06
Distributions to shareholders from:
Net investment income	(0.76)
Net asset value, end of period	$25.05
Total return (c)	3.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,262
Ratios to average net assets:
Total expenses	0.39%(d)
Net investment income (loss)	6.94%(d)
Portfolio turnover rate	124%(e)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street My2031 High Yield Corporate Bond ETF
For the Period 2/26/26*- 8/31/26
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.86
Net realized and unrealized gain (loss) (b)	(0.40)
Total from investment operations	0.46
Net equalization credits and charges (a)	0.02
Other capital (a)	0.05
Distributions to shareholders from:
Net investment income	(0.74)
Net asset value, end of period	$24.79
Total return (c)	2.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,198
Ratios to average net assets:
Total expenses	0.39%(d)
Net investment income (loss)	6.79%(d)
Portfolio turnover rate (e)	147%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street My2026 Municipal Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.89	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.61	0.71
Net realized and unrealized gain (loss) (b)	0.06	(0.25)
Total from investment operations	0.67	0.46
Net equalization credits and charges	—	0.03
Other capital (a)	0.02	0.04
Distributions to shareholders from:
Net investment income	(0.62)	(0.64)
Net asset value, end of period	$24.96	$24.89
Total return (c)	2.79%	2.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,735	$7,468
Ratios to average net assets:
Total expenses	0.22%	0.20%(d)
Net investment income (loss)	2.45%	3.03%(d)
Portfolio turnover rate	56%	48%(e)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Not annualized.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street My2027 Municipal Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.67	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.68	0.73
Net realized and unrealized gain (loss) (b)	0.01	(0.49)
Total from investment operations	0.69	0.24
Net equalization credits and charges	0.01	0.01
Contribution from affiliate (Note 5)	—	0.05
Other capital (a)	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.70)	(0.67)
Net asset value, end of period	$24.68	$24.67
Total return (c)	2.88%	1.40%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,638	$6,169
Ratios to average net assets:
Total expenses	0.23%	0.20%(e)
Net investment income (loss)	2.75%	3.15%(e)
Portfolio turnover rate	13%	87%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	If an affiliate had not made a contribution during the period ended August 31, 2025, the total return would have been 1.17%.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street My2028 Municipal Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.45	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.68	0.71
Net realized and unrealized gain (loss) (b)	0.11	(0.69)
Total from investment operations	0.79	0.02
Net equalization credits and charges (a)	0.02	—
Contribution from affiliate (Note 5)	—	0.05
Other capital (a)	0.02	0.03
Distributions to shareholders from:
Net investment income	(0.70)	(0.65)
Net asset value, end of period	$24.58	$24.45
Total return (c)	3.42%	0.44%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,375	$4,891
Ratios to average net assets:
Total expenses	0.24%	0.20%(e)
Net investment income (loss)	2.76%	3.11%(e)
Portfolio turnover rate (f)	8%	96%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	If an affiliate had not made a contribution during the period ended August 31, 2025, the total return would have been 0.22%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street My2029 Municipal Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.48	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.69	0.72
Net realized and unrealized gain (loss) (b)	0.03	(0.64)
Total from investment operations	0.72	0.08
Net equalization credits and charges (a)	0.01	0.02
Contribution from affiliate (Note 5)	—	0.01
Other capital (a)	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.70)	(0.67)
Net asset value, end of period	$24.52	$24.48
Total return (c)	3.01%	0.64%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,710	$9,792
Ratios to average net assets:
Total expenses	0.22%	0.20%(e)
Net investment income (loss)	2.78%	3.16%(e)
Portfolio turnover rate	19%	52%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	If an affiliate had not made a contribution during the period ended August 31, 2025, the total return would have been 0.59%.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street My2030 Municipal Bond ETF
	Year Ended 8/31/26	For the Period 9/24/24*- 8/31/25
Net asset value, beginning of period	$24.50	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.72	0.72
Net realized and unrealized gain (loss) (b)	0.08	(0.65)
Total from investment operations	0.80	0.07
Net equalization credits and charges (a)	0.01	0.03
Contribution from affiliate (Note 5)	—	0.03
Other capital (a)	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.73)	(0.66)
Net asset value, end of period	$24.59	$24.50
Total return (c)	3.37%	0.65%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,295	$8,574
Ratios to average net assets:
Total expenses	0.22%	0.20%(e)
Net investment income (loss)	2.89%	3.13%(e)
Portfolio turnover rate	12%	75%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	If an affiliate had not made a contribution during the period ended August 31, 2025, the total return would have been 0.50%.
(e)	Annualized.
(f)	Not annualized.

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

State Street My2031 Municipal Bond ETF
For the Period 9/17/25*- 8/31/26
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.62
Net realized and unrealized gain (loss) (b)	(0.33)
Total from investment operations	0.29
Net equalization credits and charges (a)	0.02
Other capital (a)	0.04
Distributions to shareholders from:
Net investment income	(0.57)
Net asset value, end of period	$24.78
Total return (c)	1.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,153
Ratios to average net assets:
Total expenses	0.23%(d)
Net investment income (loss)	2.57%(d)
Portfolio turnover rate	41%(e)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
August 31, 2026

1. Organization
SSGA Active Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on March 30, 2011, and consists of multiple investment series.
As of August 31, 2026, the Trust consists of forty-one (41) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):

State Street My2026 Corporate Bond ETF (formerly SPDR SSGA My2026 Corporate Bond ETF)
State Street My2027 Corporate Bond ETF (formerly SPDR SSGA My2027 Corporate Bond ETF)
State Street My2028 Corporate Bond ETF (formerly SPDR SSGA My2028 Corporate Bond ETF)
State Street My2029 Corporate Bond ETF (formerly SPDR SSGA My2029 Corporate Bond ETF)
State Street My2030 Corporate Bond ETF (formerly SPDR SSGA My2030 Corporate Bond ETF)
State Street My2031 Corporate Bond ETF (formerly SPDR SSGA My2031 Corporate Bond ETF)
State Street My2032 Corporate Bond ETF (formerly SPDR SSGA My2032 Corporate Bond ETF)
State Street My2033 Corporate Bond ETF (formerly SPDR SSGA My2033 Corporate Bond ETF)
State Street My2034 Corporate Bond ETF (formerly SPDR SSGA My2034 Corporate Bond ETF)
State Street My2035 Corporate Bond ETF (formerly SPDR SSGA My2035 Corporate Bond ETF)
State Street My2027 High Yield Corporate Bond ETF
State Street My2028 High Yield Corporate Bond ETF
State Street My2029 High Yield Corporate Bond ETF
State Street My2030 High Yield Corporate Bond ETF
State Street My2031 High Yield Corporate Bond ETF
State Street My2026 Municipal Bond ETF (formerly SPDR SSGA My2026 Municipal Bond ETF)
State Street My2027 Municipal Bond ETF (formerly SPDR SSGA My2027 Municipal Bond ETF)
State Street My2028 Municipal Bond ETF (formerly SPDR SSGA My2028 Municipal Bond ETF)
State Street My2029 Municipal Bond ETF (formerly SPDR SSGA My2029 Municipal Bond ETF)
State Street My2030 Municipal Bond ETF (formerly SPDR SSGA My2030 Municipal Bond ETF)
State Street My2031 Municipal Bond ETF (formerly SPDR SSGA My2031 Municipal Bond ETF)
State Street My2035 Corporate Bond ETF and State Street My2031 Municipal Bond ETF were formed on September 16, 2025, and commenced operations on September 17, 2025.
State Street My2027 High Yield Corporate Bond ETF, State Street My2028 High Yield Corporate Bond ETF, State Street My2029 High Yield Corporate Bond ETF, State Street My2030 High Yield Corporate Bond ETF and State Street My2031 High Yield Corporate Bond ETF were formed on February 25, 2026, and commenced operations on February 26, 2026.
Each Fund is classified as a non-diversified investment company under the Investment Company Act of 1940.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2026

3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2026

The value of each Fund’s investments, according to the fair value hierarchy as of August 31, 2026, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the year, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2026

Annual Rate
State Street My2026 Corporate Bond ETF	0.15%
State Street My2027 Corporate Bond ETF	0.15
State Street My2028 Corporate Bond ETF	0.15
State Street My2029 Corporate Bond ETF	0.15
State Street My2030 Corporate Bond ETF	0.15
State Street My2031 Corporate Bond ETF	0.15
State Street My2032 Corporate Bond ETF	0.15
State Street My2033 Corporate Bond ETF	0.15
State Street My2034 Corporate Bond ETF	0.15
State Street My2035 Corporate Bond ETF	0.15
State Street My2027 High Yield Corporate Bond ETF	0.39
State Street My2028 High Yield Corporate Bond ETF	0.39
State Street My2029 High Yield Corporate Bond ETF	0.39
State Street My2030 High Yield Corporate Bond ETF	0.39
State Street My2031 High Yield Corporate Bond ETF	0.39
State Street My2026 Municipal Bond ETF	0.20
State Street My2027 Municipal Bond ETF	0.20
State Street My2028 Municipal Bond ETF	0.20
State Street My2029 Municipal Bond ETF	0.20
State Street My2030 Municipal Bond ETF	0.20
State Street My2031 Municipal Bond ETF	0.20

With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended August 31, 2026 are disclosed in the Schedules of Investments.
During the period ended August 31, 2025, the Adviser made contributions of $9,840, $9,107, $3,339 and $9,890 to the State Street My2027 Municipal Bond ETF, State Street My2028 Municipal Bond ETF, State Street My2029 Municipal Bond ETF and State Street My2030 Municipal Bond ETF, respectively, related to a trading matter.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2026

Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended August 31, 2026 were as follows:
	Purchases	Sales
State Street My2026 Corporate Bond ETF	$1,690,960	$10,135,087
State Street My2027 Corporate Bond ETF	4,455,517	7,192,358
State Street My2028 Corporate Bond ETF	85,929,669	88,023,794
State Street My2029 Corporate Bond ETF	8,232,633	8,579,778
State Street My2030 Corporate Bond ETF	4,683,756	4,684,504
State Street My2031 Corporate Bond ETF	2,959,834	3,069,180
State Street My2032 Corporate Bond ETF	1,034,638	1,039,755
State Street My2033 Corporate Bond ETF	1,879,670	573,751
State Street My2034 Corporate Bond ETF	252,715	320,983
State Street My2035 Corporate Bond ETF	1,113,741	1,159,371
State Street My2027 High Yield Corporate Bond ETF	7,104,117	3,308,857
State Street My2028 High Yield Corporate Bond ETF	8,491,490	3,590,703
State Street My2029 High Yield Corporate Bond ETF	10,673,496	5,805,418
State Street My2030 High Yield Corporate Bond ETF	12,233,069	6,176,738
State Street My2031 High Yield Corporate Bond ETF	12,273,483	7,362,466
State Street My2026 Municipal Bond ETF	6,252,230	3,839,481
State Street My2027 Municipal Bond ETF	5,362,800	1,041,967
State Street My2028 Municipal Bond ETF	4,387,342	562,227
State Street My2029 Municipal Bond ETF	7,703,575	2,471,434
State Street My2030 Municipal Bond ETF	5,245,913	1,311,893
State Street My2031 Municipal Bond ETF	14,669,647	3,354,991
For the year ended August 31, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street My2026 Corporate Bond ETF	$23,590,367	$7,267,338	$2,717
State Street My2027 Corporate Bond ETF	22,249,568	—	—
State Street My2028 Corporate Bond ETF	804,685,494	7,350,861	(19,528)
State Street My2029 Corporate Bond ETF	17,162,141	2,434,091	6,631
State Street My2030 Corporate Bond ETF	28,175,781	—	—
State Street My2031 Corporate Bond ETF	20,939,571	—	—
State Street My2032 Corporate Bond ETF	6,085,316	—	—

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2026

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street My2033 Corporate Bond ETF	$2,442,608	$1,227,302	$26,907
State Street My2034 Corporate Bond ETF	2,402,958	—	—
State Street My2035 Corporate Bond ETF	7,352,231	—	—
State Street My2031 High Yield Corporate Bond ETF	1,194,992	—	—
State Street My2026 Municipal Bond ETF	—	3,695,333	(3,201)
State Street My2027 Municipal Bond ETF	—	1,215,435	(2,097)
State Street My2028 Municipal Bond ETF	—	1,223,393	(5,131)
8. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9. Income Tax Information
The Funds, other than the Funds that commenced operations during the current fiscal year, have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required. State Street My2035 Corporate Bond ETF, State Street My2027 High Yield Corporate Bond ETF, State Street My2028 High Yield Corporate Bond ETF, State Street My2029 High Yield Corporate Bond ETF, State Street My2030 High Yield Corporate Bond ETF, State Street My2031 High Yield Corporate Bond ETF and State Street My2031 Municipal Bond ETF intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Funds will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's, other than the Funds that commenced operations during the current fiscal year, tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to wash sale loss deferrals, in-kind transactions, amortization, accretion of premium and discount for financial statement purposes.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2026

The tax character of distributions paid during the year ended August 31, 2026 was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
State Street My2026 Corporate Bond ETF	$1,960,738	$—	$—	$1,960,738
State Street My2027 Corporate Bond ETF	1,205,883	—	—	1,205,883
State Street My2028 Corporate Bond ETF	10,857,614	—	—	10,857,614
State Street My2029 Corporate Bond ETF	1,384,524	—	1,596	1,386,120
State Street My2030 Corporate Bond ETF	1,421,134	—	1,215	1,422,349
State Street My2031 Corporate Bond ETF	547,296	—	—	547,296
State Street My2032 Corporate Bond ETF	371,220	—	—	371,220
State Street My2033 Corporate Bond ETF	305,831	—	—	305,831
State Street My2034 Corporate Bond ETF	390,721	—	—	390,721
State Street My2035 Corporate Bond ETF	238,672	—	—	238,672
State Street My2027 High Yield Corporate Bond ETF	126,065	—	—	126,065
State Street My2028 High Yield Corporate Bond ETF	136,870	—	—	136,870
State Street My2029 High Yield Corporate Bond ETF	151,539	—	—	151,539
State Street My2030 High Yield Corporate Bond ETF	151,713	—	—	151,713
State Street My2031 High Yield Corporate Bond ETF	147,665	—	—	147,665
State Street My2026 Municipal Bond ETF	6,493	259,949	—	266,442
State Street My2027 Municipal Bond ETF	1,666	220,889	—	222,555
State Street My2028 Municipal Bond ETF	1,618	198,393	—	200,011
State Street My2029 Municipal Bond ETF	1,896	360,090	—	361,986
State Street My2030 Municipal Bond ETF	1,930	321,265	—	323,195
State Street My2031 Municipal Bond ETF	1,560	184,003	—	185,563
The tax character of distributions paid during the year ended August 31, 2025 was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
State Street My2026 Corporate Bond ETF	$662,520	$ —	$ —	$662,520
State Street My2027 Corporate Bond ETF	451,229	—	—	451,229
State Street My2028 Corporate Bond ETF	610,705	—	—	610,705
State Street My2029 Corporate Bond ETF	583,890	—	—	583,890
State Street My2030 Corporate Bond ETF	514,017	—	—	514,017
State Street My2031 Corporate Bond ETF	226,197	—	—	226,197
State Street My2032 Corporate Bond ETF	227,303	—	—	227,303
State Street My2033 Corporate Bond ETF	232,868	—	—	232,868
State Street My2034 Corporate Bond ETF	276,423	—	—	276,423
State Street My2026 Municipal Bond ETF	2,010	125,504	—	127,514
State Street My2027 Municipal Bond ETF	2,301	130,920	—	133,221
State Street My2028 Municipal Bond ETF	2,059	128,196	—	130,255
State Street My2029 Municipal Bond ETF	3,645	190,867	—	194,512
State Street My2030 Municipal Bond ETF	3,321	201,568	—	204,889

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2026

At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street My2026 Corporate Bond ETF	$120,733	$—	$—	$—	$(21,620)	$99,113
State Street My2027 Corporate Bond ETF	112,125	—	—	7,470	(58,570)	61,025
State Street My2028 Corporate Bond ETF	1,461,347	—	(441,380)	—	(4,122,974)	(3,103,007)
State Street My2029 Corporate Bond ETF	100,873	—	—	23,588	(215,144)	(90,683)
State Street My2030 Corporate Bond ETF	115,886	—	—	23,857	(598,726)	(458,983)
State Street My2031 Corporate Bond ETF	55,854	—	(16,567)	—	(459,909)	(420,622)
State Street My2032 Corporate Bond ETF	31,127	—	(13,928)	—	(255,370)	(238,171)
State Street My2033 Corporate Bond ETF	24,510	—	(9,183)	—	(226,633)	(211,306)
State Street My2034 Corporate Bond ETF	22,891	—	(51,611)	—	(193,003)	(221,723)
State Street My2035 Corporate Bond ETF	17,489	—	(10,188)	—	(286,445)	(279,144)
State Street My2027 High Yield Corporate Bond ETF	22,997	—	(9,634)	—	(39,501)	(26,138)
State Street My2028 High Yield Corporate Bond ETF	25,695	—	(14,092)	—	(19,594)	(7,991)
State Street My2029 High Yield Corporate Bond ETF	29,193	—	(6,660)	—	(11,498)	11,035
State Street My2030 High Yield Corporate Bond ETF	34,402	—	(2,916)	—	(29,893)	1,593
State Street My2031 High Yield Corporate Bond ETF	31,296	—	(16,211)	—	(64,627)	(49,542)
State Street My2026 Municipal Bond ETF	—	16,004	(29,430)	—	(1,225)	(14,651)
State Street My2027 Municipal Bond ETF	—	10,008	(78,613)	—	(7,854)	(76,459)
State Street My2028 Municipal Bond ETF	—	8,685	(96,350)	—	(23,211)	(110,876)
State Street My2029 Municipal Bond ETF	—	23,296	(59,027)	—	(87,705)	(123,436)
State Street My2030 Municipal Bond ETF	—	16,123	(77,244)	—	(90,373)	(151,494)
State Street My2031 Municipal Bond ETF	—	15,450	(2,651)	—	(166,667)	(153,868)
As of August 31, 2026, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street My2028 Corporate Bond ETF	$441,380	$—
State Street My2031 Corporate Bond ETF	16,567	—
State Street My2032 Corporate Bond ETF	13,928	—
State Street My2033 Corporate Bond ETF	5,505	3,678
State Street My2034 Corporate Bond ETF	51,166	445
State Street My2035 Corporate Bond ETF	10,188	—
State Street My2027 High Yield Corporate Bond ETF	9,634	—
State Street My2028 High Yield Corporate Bond ETF	14,092	—
State Street My2029 High Yield Corporate Bond ETF	6,660	—
State Street My2030 High Yield Corporate Bond ETF	2,916	—
State Street My2031 High Yield Corporate Bond ETF	16,211	—
State Street My2026 Municipal Bond ETF	27,562	1,868
State Street My2027 Municipal Bond ETF	78,613	—
State Street My2028 Municipal Bond ETF	96,350	—
State Street My2029 Municipal Bond ETF	48,739	10,288
State Street My2030 Municipal Bond ETF	72,780	4,464
State Street My2031 Municipal Bond ETF	2,651	—

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2026

As of August 31, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street My2026 Corporate Bond ETF	$49,937,009	$13,419	$35,039	$(21,620)
State Street My2027 Corporate Bond ETF	44,340,626	22,950	81,520	(58,570)
State Street My2028 Corporate Bond ETF	837,856,822	59,955	4,182,929	(4,122,974)
State Street My2029 Corporate Bond ETF	39,990,888	26,160	241,304	(215,144)
State Street My2030 Corporate Bond ETF	52,395,654	32,578	631,304	(598,726)
State Street My2031 Corporate Bond ETF	28,567,759	1,160	461,069	(459,909)
State Street My2032 Corporate Bond ETF	13,352,402	2,520	257,890	(255,370)
State Street My2033 Corporate Bond ETF	9,041,363	1,853	228,486	(226,633)
State Street My2034 Corporate Bond ETF	10,446,420	5,767	198,770	(193,003)
State Street My2035 Corporate Bond ETF	7,400,152	566	287,011	(286,445)
State Street My2027 High Yield Corporate Bond ETF	4,927,231	3,505	43,006	(39,501)
State Street My2028 High Yield Corporate Bond ETF	4,918,946	19,166	38,760	(19,594)
State Street My2029 High Yield Corporate Bond ETF	5,048,203	34,897	46,395	(11,498)
State Street My2030 High Yield Corporate Bond ETF	6,260,954	47,704	77,597	(29,893)
State Street My2031 High Yield Corporate Bond ETF	6,195,564	33,758	98,385	(64,627)
State Street My2026 Municipal Bond ETF	10,135,996	1,032	2,257	(1,225)
State Street My2027 Municipal Bond ETF	8,986,187	4,580	12,434	(7,854)
State Street My2028 Municipal Bond ETF	7,305,380	10,951	34,162	(23,211)
State Street My2029 Municipal Bond ETF	14,785,862	18,831	106,536	(87,705)
State Street My2030 Municipal Bond ETF	12,291,059	19,423	109,796	(90,373)
State Street My2031 Municipal Bond ETF	11,203,050	3,085	169,752	(166,667)
10. Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2026, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2026

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of August 31, 2026:
Funds	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street My2026 Corporate Bond ETF	$304,583	$310,575	$ —	$310,575
State Street My2027 Corporate Bond ETF	1,109,496	1,082,377	49,233	1,131,610
State Street My2028 Corporate Bond ETF	16,815,701	17,166,413	—	17,166,413
State Street My2029 Corporate Bond ETF	811,368	828,088	—	828,088
State Street My2030 Corporate Bond ETF	3,464,085	3,518,790	18,225	3,537,015
State Street My2031 Corporate Bond ETF	1,481,951	1,479,887	34,485	1,514,372
State Street My2032 Corporate Bond ETF	1,121,305	1,114,662	31,010	1,145,672
State Street My2033 Corporate Bond ETF	580,078	463,478	129,390	592,868
State Street My2034 Corporate Bond ETF	934,000	784,123	170,897	955,020
State Street My2035 Corporate Bond ETF	37,171	38,000	—	38,000
State Street My2027 High Yield Corporate Bond ETF	58,992	—	60,543	60,543
State Street My2028 High Yield Corporate Bond ETF	23,856	—	24,150	24,150
State Street My2029 High Yield Corporate Bond ETF	57,892	34,385	24,898	59,283
State Street My2030 High Yield Corporate Bond ETF	70,657	72,488	—	72,488
State Street My2031 High Yield Corporate Bond ETF	42,527	24,150	19,148	43,298

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2026:
		Remaining Contractual Maturity of the Agreements as of August 31, 2026
Funds	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street My2026 Corporate Bond ETF	Corporate Bonds & Notes	$310,575	$—	$—	$—	$310,575	$310,575
State Street My2027 Corporate Bond ETF	Corporate Bonds & Notes	1,082,377	—	—	—	1,082,377	1,082,377
State Street My2028 Corporate Bond ETF	Corporate Bonds & Notes	17,166,413	—	—	—	17,166,413	17,166,413
State Street My2029 Corporate Bond ETF	Corporate Bonds & Notes	828,088	—	—	—	828,088	828,088
State Street My2030 Corporate Bond ETF	Corporate Bonds & Notes	3,518,790	—	—	—	3,518,790	3,518,790
State Street My2031 Corporate Bond ETF	Corporate Bonds & Notes	1,479,887	—	—	—	1,479,887	1,479,887
State Street My2032 Corporate Bond ETF	Corporate Bonds & Notes	1,114,662	—	—	—	1,114,662	1,114,662
State Street My2033 Corporate Bond ETF	Corporate Bonds & Notes	463,478	—	—	—	463,478	463,478
State Street My2034 Corporate Bond ETF	Corporate Bonds & Notes	784,123	—	—	—	784,123	784,123
State Street My2035 Corporate Bond ETF	Corporate Bonds & Notes	38,000	—	—	—	38,000	38,000
State Street My2029 High Yield Corporate Bond ETF	Corporate Bonds & Notes	34,385	—	—	—	34,385	34,385

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2026

		Remaining Contractual Maturity of the Agreements as of August 31, 2026
Funds	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street My2030 High Yield Corporate Bond ETF	Corporate Bonds & Notes	$72,488	$—	$—	$—	$72,488	$72,488
State Street My2031 High Yield Corporate Bond ETF	Corporate Bonds & Notes	24,150	—	—	—	24,150	24,150
11. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if they were more broadly diversified.
Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of State Street My2026 Corporate Bond ETF, State Street My2027 Corporate Bond ETF, State Street My2028 Corporate Bond ETF, State Street My2029 Corporate Bond ETF, State Street My2030 Corporate Bond ETF, State Street My2031 Corporate Bond ETF, State Street My2032 Corporate Bond ETF, State Street My2033 Corporate Bond ETF, State Street My2034 Corporate Bond ETF, State Street My2035 Corporate Bond ETF, State Street My2027 High Yield Corporate Bond ETF, State Street My2028 High Yield Corporate Bond ETF, State Street My2029 High Yield Corporate Bond ETF, State Street My2030 High Yield Corporate Bond ETF, State Street My2031 High Yield Corporate Bond ETF, State Street My2026 Municipal Bond ETF, State Street My2027 Municipal Bond ETF, State Street My2028 Municipal Bond ETF, State Street My2029 Municipal Bond ETF, State Street My2030 Municipal Bond ETF and State Street My2031 Municipal Bond ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street My2026 Corporate Bond ETF (formerly SPDR SSGA My2026 Corporate Bond ETF), State Street My2027 Corporate Bond ETF (formerly SPDR SSGA My2027 Corporate Bond ETF), State Street My2028 Corporate Bond ETF (formerly SPDR SSGA My2028 Corporate Bond ETF), State Street My2029 Corporate Bond ETF (formerly SPDR SSGA My2029 Corporate Bond ETF), State Street My2030 Corporate Bond ETF (formerly SPDR SSGA My2030 Corporate Bond ETF), State Street My2031 Corporate Bond ETF (formerly SPDR SSGA My2031 Corporate Bond ETF), State Street My2032 Corporate Bond ETF (formerly SPDR SSGA My2032 Corporate Bond ETF), State Street My2033 Corporate Bond ETF (formerly SPDR SSGA My2033 Corporate Bond ETF), State Street My2034 Corporate Bond ETF (formerly SPDR SSGA My2034 Corporate Bond ETF), State Street My2035 Corporate Bond ETF (formerly SPDR SSGA My2035 Corporate Bond ETF), State Street My2027 High Yield Corporate Bond ETF, State Street My2028 High Yield Corporate Bond ETF, State Street My2029 High Yield Corporate Bond ETF, State Street My2030 High Yield Corporate Bond ETF, State Street My2031 High Yield Corporate Bond ETF, State Street My2026 Municipal Bond ETF (formerly SPDR SSGA My2026 Municipal Bond ETF), State Street My2027 Municipal Bond ETF (formerly SPDR SSGA My2027 Municipal Bond ETF), State Street My2028 Municipal Bond ETF (formerly SPDR SSGA My2028 Municipal Bond ETF), State Street My2029 Municipal Bond ETF (formerly SPDR SSGA My2029 Municipal Bond ETF), State Street My2030 Municipal Bond ETF (formerly SPDR SSGA My2030 Municipal Bond ETF) and State Street My2031 Municipal Bond ETF (formerly SPDR SSGA My2031 Municipal Bond ETF) (collectively referred to as the “Funds”) (twenty-one of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of August 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twenty-one of the funds constituting SSGA Active Trust) at August 31, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Individual fund constituting the SSGA Active Trust	Statements of operations	Statements of changes in net assets	Financial highlights

State Street My2026 Corporate
Bond ETF (formerly SPDR SSGA
My2026 Corporate Bond ETF)
State Street My2027 Corporate
Bond ETF (formerly SPDR SSGA
My2027 Corporate Bond ETF)
State Street My2028 Corporate
Bond ETF (formerly SPDR SSGA
My2028 Corporate Bond ETF)
State Street My2029 Corporate
Bond ETF (formerly SPDR SSGA
My2029 Corporate Bond ETF)
State Street My2030 Corporate
Bond ETF (formerly SPDR SSGA
My2030 Corporate Bond ETF)
State Street My2031 Corporate
Bond ETF (formerly SPDR SSGA
My2031 Corporate Bond ETF)
State Street My2032 Corporate
Bond ETF (formerly SPDR SSGA
My2032 Corporate Bond ETF)
State Street My2033 Corporate
Bond ETF (formerly SPDR SSGA
My2033 Corporate Bond ETF)
State Street My2034 Corporate
Bond ETF (formerly SPDR SSGA
My2034 Corporate Bond ETF)
State Street My2026 Municipal
Bond ETF (formerly SPDR SSGA
My2026 Municipal Bond ETF)
State Street My2027 Municipal
Bond ETF (formerly SPDR SSGA
My2027 Municipal Bond ETF)
State Street My2028 Municipal
Bond ETF (formerly SPDR SSGA
My2028 Municipal Bond ETF)
State Street My2029 Municipal
Bond ETF (formerly SPDR SSGA
My2029 Municipal Bond ETF)
State Street My2030 Municipal
Bond ETF (formerly SPDR SSGA
My2030 Municipal Bond ETF)
	For the year ended August 31, 2026	For the year ended August 31, 2026, and the period from September 24, 2024 (commencement of operations) through August 31, 2025
State Street My2035 Corporate Bond ETF (formerly SPDR SSGA My2035 Corporate Bond ETF) State Street My2031 Municipal Bond ETF (formerly SPDR SSGA My2031 Municipal Bond ETF)	For the period from September 17, 2025 (commencement of operations) through August 31, 2026

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Individual fund constituting the SSGA Active Trust	Statements of operations	Statements of changes in net assets	Financial highlights
State Street My2027 High Yield
Corporate Bond ETF
State Street My2028 High Yield
Corporate Bond ETF
State Street My2029 High Yield
Corporate Bond ETF
State Street My2030 High Yield
Corporate Bond ETF
State Street My2031 High Yield
Corporate Bond ETF
For the period from February 26, 2026 (commencement of operations) through August 31, 2026
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.
We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Investment Management investment companies since 2000.
Boston, Massachusetts
October 23, 2026

SSGA ACTIVE TRUST
OTHER INFORMATION
August 31, 2026 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of each Fund for its fiscal year ended August 31, 2026.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long Term Capital Gain Distributions
Long-term capital gains dividends were paid from the following Funds during the fiscal year ended August 31, 2026:
Amount
State Street My2026 Corporate Bond ETF	$1,219
State Street My2029 Corporate Bond ETF	9,852
State Street My2030 Corporate Bond ETF	1,215
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
State Street My2026 Municipal Bond ETF	97.56%
State Street My2027 Municipal Bond ETF	99.25%
State Street My2028 Municipal Bond ETF	99.19%
State Street My2029 Municipal Bond ETF	99.48%
State Street My2030 Municipal Bond ETF	99.40%
State Street My2031 Municipal Bond ETF	99.16%

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
August 31, 2026 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreement
At a meeting held on May 20-21, 2026, the Board evaluated a proposal to approve the Investment Advisory Agreement (“Advisory Agreement”) between the SSGA Active Trust (the “Trust” or “SSAT”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the Funds of the Trust. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 16th and again on May 21st to discuss matters related to the Board’s evaluation of the Advisory Agreement and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the Funds under the Advisory Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the Funds, and extent to which economies of scale would be shared as the Funds grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the Funds as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each Fund’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of the investments of certain Funds and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to such Funds. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third-party service providers that are engaged to fulfill roles critical to the operations of the Funds, as applicable.
Investment Performance
The Board then reviewed the Funds’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based Fund achieved its objective as a passively managed index fund and reviewed information regarding such Fund’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences. The Board compared the investment performance of each actively managed Fund to the performance of a group of comparable funds (net of expenses) (Performance Group) obtained from Broadridge Financial Solutions, Inc. (Broadridge) and/or to the performance of an appropriate benchmark index (gross of expenses) provided by the Adviser. Among other information, the Board considered the following performance information over various periods ended December 31, 2025 in its evaluation of each series of the Trust:
State Street® My2026 Corporate Bond ETF, State Street® My2027 Corporate Bond ETF, State Street® My2028 Corporate Bond ETF, State Street® My2029 Corporate Bond ETF, State Street® My2030 Corporate Bond ETF, State Street® My2031 Corporate Bond ETF, State Street® My2032 Corporate Bond ETF, State Street® My2033 Corporate Bond ETF, State Street® My2034 Corporate Bond ETF, and State Street® My2035 Corporate Bond ETF (each, a “MyIncome Corporate Bond ETF” and collectively, the “MyIncome Corporate Bond ETFs”). The Board

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
August 31, 2026 (Unaudited)

considered that each of the MyIncome Corporate Bond ETFs, with the exception of the State Street® My2035 Corporate Bond ETF, commenced operations on September 24, 2024. The State Street® My2035 Corporate Bond ETF commenced operations on September 17, 2025, thus there was a short operating history for each Fund. State Street® My2026 Corporate Bond ETF, State Street® My2032 Corporate Bond ETF, and State Street® My2035 Corporate Bond ETF each outperformed the median of its Performance Group for the 1-year period. State Street® My2027 Corporate Bond ETF and State Street® My2028 Corporate Bond ETF each performed equal to the median of its Performance Group for the 1-year period. State Street® My2029 Corporate Bond ETF, State Street® My2030 Corporate Bond ETF, State Street® My2031 Corporate Bond ETF, State Street® My2033 Corporate Bond ETF, and State Street® My2034 Corporate Bond ETF each underperformed the median of its Performance Group for the 1-year period. The Board also considered that each of the MyIncome Corporate Bond ETFs, with the exception of State Street® My2032 Corporate Bond ETF and State Street® My2035 Corporate Bond ETF, underperformed its benchmark index for the 1-year period. State Street® My2032 Corporate Bond ETF outperformed its benchmark index for the 1-year period and. State Street® My2035 Corporate Bond ETF outperformed its benchmark index for the since inception period.
State Street® My2026 Municipal Bond ETF, State Street® My2027 Municipal Bond ETF, State Street® My2028 Municipal Bond ETF, State Street® My2029 Municipal Bond ETF, State Street® My2030 Municipal Bond ETF, and State Street® My2031 Municipal Bond ETF (each, a “MyIncome Municipal Bond ETF” and collectively, the “MyIncome Municipal Bond ETFs”). The Board considered that each of the MyIncome Municipal Bond ETFs, with the exception of the State Street® My2031 Municipal Bond ETF, commenced operations on September 24, 2024. The State Street® My2031 Municipal Bond ETF commenced operations on September 17, 2025, thus there was a short operating history for each Fund. State Street® My2026 Municipal Bond ETF, State Street® My2027 Municipal Bond ETF, State Street® My2028 Municipal Bond ETF and State Street® My2029 Municipal Bond ETF each underperformed the median of its Performance Group for the 1-year period. State Street® My2030 Municipal Bond ETF performed equal to the median of its Performance Group for the 1-year period and State Street® My2031 Municipal Bond ETF outperformed its Performance Group for the since inception period. The Board also considered that each of the MyIncome Municipal Bond ETFs, with the exception of the State Street® My2031 Municipal Bond ETF, underperformed its benchmark index for the 1-year period. The State Street® My2031 Municipal Bond ETF outperformed its benchmark index for the since inception period.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Funds to the Adviser and its affiliates, including data on each Fund’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity or fixed income indexes with respect to each Fund, and exchange-traded funds with a similar strategy that are actively managed with respect to the remaining series of Trust. The Board reviewed the universe of similar exchange-traded funds for each Fund based upon data independently obtained from Broadridge and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a Fund’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser maintains soft-dollar arrangements in connection with the brokerage transactions for one Fund.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the advisory fee rate for each Fund does not provide for breakpoints as assets of the Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Funds by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the Funds from inception. The Adviser also asserted that

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
August 31, 2026 (Unaudited)

one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each Fund. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the Funds were appropriate; (b) the performance and, more importantly for those Funds measured against an index, the index tracking, of each Fund had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each Fund considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Funds by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	November 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	November 5, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	November 5, 2026